UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: _08/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
August 31, 2015

Franklin Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and
Manager’s Discussion	5
Franklin Double
Tax-Free Income Fund	6
Franklin Federal Intermediate-Term
Tax-Free Income Fund	12
Franklin Federal Limited-Term
Tax-Free Income Fund	18
Franklin High Yield
Tax-Free Income Fund	24
Franklin Insured
Tax-Free Income Fund	30
Franklin Massachusetts
Tax-Free Income Fund	36
Franklin New Jersey
Tax-Free Income Fund	42
Financial Highlights and
Statements of Investments	49
Financial Statements	141
Notes to Financial Statements	150
Shareholder Information	163

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Semiannual Report

Municipal Bond Market Overview

During the six-month reporting period ended August 31, 2015, municipal bonds were lackluster but performed slightly better than the U.S. Treasury market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +0.31% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury index, had a -0.09% total return.1 Both markets experienced volatility primarily due to uncertainty regarding the timing and magnitude of an interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

In March, the Fed removed the word “patient” from its statement on interest rate policy, which signaled the financial markets that it could start raising the federal funds target rate as early as June. At the same time, Fed Chair Janet Yellen added, “Just because we removed the word ‘patient’ from the statement doesn’t mean we are going to be impatient.” The central bank indicated it would raise rates when it had reasonable confidence that inflation would reach its 2% target and the job market continued to improve. In June, the financial markets gained some ground when the Fed chose not to increase short-term rates and indicated, given current economic conditions, it expected any increases would be gradual. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions, and we would expect to see some volatility until the markets have more clarity surrounding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as inflows that had been healthy during 2014 and into March 2015 turned slightly negative for the rest of the period through August. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a -3.38% total return over the reporting period as measured by the Barclays Municipal High Yield Index.1 Overall new issuance for the period was strong with more than $229 billion in bonds coming to the market; however, overall net supply was offset by more than $237 billion in bonds either maturing or being called out of the market.2

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and Standard & Poor’s repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. legislature.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to a default by Puerto Rico’s Public Finance Corporation on the majority of its debt service payment that was due on August 3, 2015.

Shortly after the reporting period ended, Governor Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. In addition, Franklin Templeton has been a member of a creditors’ committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. Shortly after the reporting period ended, PREPA and the creditors’ committee agreed in principle to a debt restructuring plan that should reduce PREPA’s debt principal and provide some financial flexibility. The plan has some contingencies before it can take effect, but the agreement provided a positive signal to the market that issuers and bond-holders can reach a mutually acceptable agreement.

1. Source: Morningstar.
2. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 3

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we generally sought to purchase bonds with good call features from 15 to 30 years in maturity for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

Franklin Double Tax-Free Income Fund

This semiannual report for Franklin Double Tax-Free Income Fund covers the period ended August 31, 2015. The Fund closed to all new investments (other than reinvestment of dividends or capital gains distributions) at the close of the market on August 1, 2012.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities of U.S. territories, such as Puerto Rico, Guam and the U.S. Virgin Islands. Because of the Fund’s historical focus on Puerto Rico municipal securities, the Fund’s portfolio may consist to a large extent of such securities.

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	8.75%
AA	7.36%
A	21.39%
BBB	36.80%
Below Investment Grade	25.70%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $9.88 on February 28, 2015, to $9.26 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.62 cents per share for the same period.2 The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.00%, based on annualization of the 3.22 cent per share August dividend and the maximum offering price of $9.67 on August 31, 2015. An investor in the 2015 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.07% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.77	3.29	3.85
April	3.57	3.09	3.65
May	3.47	2.99	3.55
June	3.37	2.92	3.44
July	3.22	2.77	3.29
August	3.22	2.77	3.29
Total	20.62	17.83	21.07

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 52.

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FRANKLIN DOUBLE TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	23.3%
Tax-Supported	20.7%
Other Revenue	20.2%
Higher Education	8.8%
Refunded**	8.7%
Transportation	6.8%
Hospital & Health Care	4.9%
Housing	2.2%
General Obligation	2.2%
Subject to Government Appropriations	2.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion on page 5 for more information. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties. During the reporting period, independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings repeatedly downgraded their respective ratings of Puerto Rico’s general obligation debt along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as they are not rated investment grade by at least one U.S. nationally recognized rating service.

In February 2015, Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), enacted on June 28, 2014, was ruled unconstitutional, as affirmed by the U.S. Court of Appeals on July 6, 2015. On August 21, 2015, Puerto Rico petitioned the U.S. Supreme Court to review the ruling against the Act. Puerto Rico has also continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. legislature.

Puerto Rico’s governor called for a restructuring of Puerto Rico debt obligations, and certain other Puerto Rico issuers continued to negotiate with creditors for financial restructuring. Additionally, during the report period, a Puerto Rico agency failed to make a full scheduled debt payment. A restructuring of some or all of the commonwealth’s debt, or a further decline in market prices for Puerto Rico debt obligations, may affect the Fund’s investments. For additional information surrounding recent events in Puerto Rico please see the Municipal Bond Market Overview beginning on page 3.

Franklin Double Tax-Free Income Fund was the first mutual fund to offer both state and federal income tax exemptions in most states. We do this by focusing on investments in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states where income from their own municipal securities may be fully taxable.

The Fund held 28 different positions across 10 different sectors as of August 31, 2015. Issuers represented in the portfolio comprised Puerto Rico (52.1% of the Fund’s total long-term investments), Guam (36.0%) and the U.S. Virgin Islands (11.9%).

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 7

FRANKLIN DOUBLE TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FPRTX)	$9.26	$9.88	-$	0.62
C (FPRIX)	$9.31	$9.92	-$	0.61
Advisor (FDBZX)	$9.28	$9.89	-$	0.61

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2062
C	$0.1783
Advisor	$0.2107

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FRANKLIN DOUBLE TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.76%
6-Month	-4.23%	-8.31%
1-Year	-1.18%	-5.42%	-5.30%
5-Year	-3.89%	-1.65%	-1.41%
10-Year	+19.66%	+1.37%	+1.61%
C					1.32%
6-Month	-4.39%	-5.33%
1-Year	-1.63%	-2.58%	-2.50%
5-Year	-6.48%	-1.33%	-1.09%
10-Year	+13.30%	+1.26%	+1.50%
Advisor[6]					0.67%
6-Month	-4.08%	-4.08%
1-Year	-1.08%	-1.08%	-0.91%
5-Year	-3.33%	-0.68%	-0.44%
10-Year	+20.58%	+1.89%	+2.13%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	4.00%	7.07%	3.67%		6.48%
C	3.57%	6.31%	3.28%		5.80%
Advisor	4.25%	7.51%	3.91%		6.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 9

FRANKLIN DOUBLE TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund currently invests principally in Puerto Rico municipal bonds, it is subject to greater risk as those securities have been impacted by recent adverse economic and market changes. This along with adverse economic and regulatory changes in other U.S. territories may cause the Fund’s share price to decline. The Fund is classified as a nondiversified fund, because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+14.50% and +2.23%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/15.
8. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN DOUBLE TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$957.70	$3.84
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$3.96
C
Actual	$1,000	$956.10	$6.59
Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.80
Advisor
Actual	$1,000	$959.20	$3.40
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.51

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.78%; C: 1.34%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 11

Franklin Federal Intermediate-Term Tax-Free Income Fund

This semiannual report for Franklin Federal Intermediate-Term Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	16.54%
AA	62.78%
A	14.95%
BBB	1.43%
Below Investment Grade	0.13%
Refunded	4.16%
Not Rated	0.01%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.44 on February 28, 2015, to $12.28 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 15.36 cents per share for the same period.2 The Performance Summary beginning on page 14 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.45%, based on an annualization of the 2.56 cent per share August dividend and the maximum offering price of $12.56 on August 31, 2015. An investor in the 2015 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 4.33% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	2.56	1.97	2.66
April	2.56	1.97	2.66
May	2.56	1.97	2.66
June	2.56	2.02	2.66
July	2.56	2.02	2.66
August	2.56	2.02	2.66
Total	15.36	11.97	15.96

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 57.

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12 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
	% of Total
	Investments*
General Obligation	23.3%
Utilities	20.5%
Transportation	15.3%
Subject to Government Appropriations	13.5%
Tax-Supported	8.5%
Hospital & Health Care	5.9%
Refunded**	5.8%
Other Revenue	3.9%
Higher Education	3.3%
Housing	0.0	%***

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

***Rounds to less than 0.1%.

Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

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Semiannual Report 13

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FKITX)	$12.28	$12.44	-$	0.16
C (FCITX)	$12.31	$12.47	-$	0.16
Advisor (FITZX)	$12.30	$12.47	-$	0.17

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.1536
C	$0.1197
Advisor	$0.1596

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14 Semiannual Report

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.68%
6-Month	-0.05%	-2.33%
1-Year	+1.48%	-0.84%	+0.12%
5-Year	+17.30%	+2.77%	+3.06%
10-Year	+47.59%	+3.73%	+3.90%
C					1.23%
6-Month	-0.32%	-1.31%
1-Year	+0.92%	-0.07%	+0.82%
5-Year	+14.08%	+2.67%	+2.96%
10-Year	+39.69%	+3.40%	+3.57%
Advisor[6]					0.58%
6-Month	-0.08%	-0.08%
1-Year	+1.50%	+1.50%	+2.39%
5-Year	+17.84%	+3.34%	+3.63%
10-Year	+48.75%	+4.05%	+4.22%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	2.45%	4.33%	1.25%		2.21%
C	1.97%	3.48%	0.73%		1.29%
Advisor	2.60%	4.59%	1.38%		2.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com

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Semiannual Report 15

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+44.16% and +5.57%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/15.
8. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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16 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$999.50	$3.37
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.40
C
Actual	$1,000	$996.80	$6.12
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$6.19
Advisor
Actual	$1,000	$999.20	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.90

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

franklintempleton.com

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Semiannual Report 17

Franklin Federal Limited-Term Tax-Free Income Fund

This semiannual report for Franklin Limited-Term Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	22.51%
AA	48.15%
A	22.94%
BBB	1.65%
Below Investment Grade	0.97%
Refunded	3.78%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.47 on February 28, 2015, to $10.43 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 4.64 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 0.89%, based on an annualization of the 0.79 cent per share August dividend and the maximum offering price of $10.67 on August 31, 2015. An investor in the 2015 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 1.57% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Advisor Class shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Advisor Class
March	0.74	0.88
April	0.74	0.88
May	0.79	0.93
June	0.79	0.92
July	0.79	0.92
August	0.79	0.92
Total	4.64	5.45

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 77.

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18 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
General Obligation	32.4%
Utilities	13.6%
Transportation	11.9%
Refunded**	9.8%
Subject to Government Appropriations	8.9%
Higher Education	8.8%
Other Revenue	6.6%
Hospital & Health Care	3.3%
Tax-Supported	3.2%
Housing	1.0%
Corporate-Backed	0.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

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Semiannual Report 19

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FFTFX)	$10.43	$10.47	-$	0.04
Advisor (FTFZX)	$10.42	$10.46	-$	0.04

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.0464
Advisor	$0.0545

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20 Semiannual Report

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/152

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

					Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Average Annual
Share Class	Total Return[3]	Total Return[4]	Total Return (9/30/15)[5]		(with waiver)	(without waiver)
A					0.63%	0.70%
6-Month	+0.06%	-2.18%
1-Year	+0.16%	-2.07%		-1.81%
5-Year	+6.83%	+0.87%		+0.93%
10-Year	+28.70%	+2.32%		+2.34%
Advisor[7]					0.48%	0.55%
6-Month	+0.14%	+0.14%
1-Year	+0.31%	+0.31%		+0.50%
5-Year	+7.45%	+1.45%		+1.51%
10-Year	+29.45%	+2.61%		+2.64%

					Taxable Equivalent
			30-Day Standardized Yield[10]		30-Day Standardized Yield[9]
	Distribution	Taxable Equivalent
Share Class	Rate[8]	Distribution Rate[9]	(with waiver)	(without waiver)	(with waiver)	(without waiver)
A	0.89%	1.57%	0.38%	0.32%	0.67%	0.57%
Advisor[9]	1.06%	1.87%	0.54%	0.48%	0.95%	0.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com

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Semiannual Report 21

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 6/30/16. Fund investment results reflect the expense reduction, to the extent applicable;
without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were +8.83% and
+1.87%.
8. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/15.
9. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
10. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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22 Semiannual Report

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$1,000.60	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
Advisor
Actual	$1,000	$1,001.40	$2.41
Hypothetical (5% return before expenses)	$1,000	$1,022.72	$2.44

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class
(A: 0.63% and Advisor: 0.48%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

franklintempleton.com

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Semiannual Report 23

Franklin High Yield Tax-Free Income Fund

This semiannual report for Franklin High Yield Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goals and Main Investments

The Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	4.70%
AA	26.41%
A	27.80%
BBB	20.20%
Below Investment Grade	10.94%
Refunded	4.12%
Not Rated	5.83%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.68 on February 28, 2015, to $10.36 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 22.44 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.15%, based on annualization of the 3.74 cent per share August dividend and the maximum offering price of $10.82 on August 31, 2015. An investor in the 2015 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.33% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.74	3.23	3.84
April	3.74	3.23	3.84
May	3.74	3.23	3.84
June	3.74	3.26	3.82
July	3.74	3.26	3.82
August	3.74	3.26	3.82
Total	22.44	19.47	22.98

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 90.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	20.7%
Transportation	17.5%
Hospital & Health Care	16.5%
Refunded**	10.1%
General Obligation	8.2%
Tax-Supported	7.9%
Subject to Government Appropriations	6.1%
Corporate-Backed	4.4%
Other Revenue	4.3%
Higher Education	2.6%
Housing	1.7%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, and may invest in municipal securities in any rating category. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

The Fund continued to seek high, current, tax-free income for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not over expose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

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Semiannual Report 25

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRHIX)	$10.36	$10.68	-$	0.32
C (FHYIX)	$10.53	$10.86	-$	0.33
Advisor (FHYVX)	$10.40	$10.72	-$	0.32

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2244
C	$0.1947
Advisor	$0.2298

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.65%
6-Month	-0.90%	-5.08%
1-Year	+2.65%	-1.74%	-1.44%
5-Year	+25.46%	+3.74%	+3.84%
10-Year	+54.56%	+4.00%	+4.22%
C					1.20%
6-Month	-1.25%	-2.22%
1-Year	+1.94%	+0.95%	+1.44%
5-Year	+21.99%	+4.06%	+4.18%
10-Year	+46.26%	+3.88%	+4.11%
Advisor[6]					0.55%
6-Month	-0.85%	-0.85%
1-Year	+2.74%	+2.74%	+3.05%
5-Year	+26.10%	+4.75%	+4.85%
10-Year	+56.05%	+4.55%	+4.78%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	4.15%	7.33%	2.92%		5.16%
C	3.72%	6.57%	2.50%		4.42%
Advisor	4.41%	7.79%	3.15%		5.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com

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Semiannual Report 27

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/3/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +56.52%
and +4.75%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$991.00	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.87	$3.30
C
Actual	$1,000	$987.50	$6.00
Hypothetical (5% return before expenses)	$1,000	$1,019.10	$6.09
Advisor
Actual	$1,000	$991.50	$2.75
Hypothetical (5% return before expenses)	$1,000	$1,022.37	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

franklintempleton.com

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Semiannual Report 29

Franklin Insured Tax-Free Income Fund

This semiannual report for Franklin Insured Tax-Free Income Fund covers the period ended August 31, 2015. The Fund closed to all new investments (other than reinvestment of dividends or capital gains distributions) at the close of the market on March 1, 2013.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	0.93%
AA	79.94%
A	6.35%
BBB	1.60%
Refunded	9.63%
Not Rated	1.55%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.58 on February 28, 2015, to $12.38 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 23.76 cents per share for the same period.3

The Performance Summary beginning on page 32 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.69%, based on an annualization of the 3.98 cent per share August dividend and the maximum offering price of $12.93 on August 31, 2015. An investor in the 2015 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.52% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.95	3.35	4.06
April	3.95	3.35	4.06
May	3.95	3.35	4.06
June	3.95	3.38	4.05
July	3.98	3.41	4.08
August	3.98	3.41	4.08
Total	23.76	20.25	24.39

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.
3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 118.

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FRANKLIN INSURED TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	15.7%
Hospital & Health Care	15.4%
General Obligation	14.3%
Subject to Government Appropriations	13.8%
Transportation	13.5%
Refunded**	11.7%
Higher Education	7.0%
Tax-Supported	4.3%
Other Revenue	3.8%
Housing	0.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Since the 2008 financial crisis, insurance penetration in the municipal bond market has greatly decreased, with fewer qualified bond insurers (rated BBB or better) offering insurance on new issue of municipal securities. These circumstances led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers, thereby concentrating the insurance company credit risk with respect to securities in the Fund’s portfolio among fewer municipal bond insurers. Accordingly, effective at the close of the market on March 1, 2013, the Fund was closed to all new investments (other than reinvestment of dividends or capital gains distributions).

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

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Semiannual Report 31

FRANKLIN INSURED TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FTFIX)	$12.38	$12.58	-$	0.20
C (FRITX)	$12.56	$12.76	-$	0.20
Advisor (FINZX)	$12.38	$12.58	-$	0.20

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2376
C	$0.2025
Advisor	$0.2439

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FRANKLIN INSURED TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.61%
6-Month	+0.30%	-3.97%
1-Year	+4.01%	-0.41%	-0.27%
5-Year	+23.62%	+3.43%	+3.51%
10-Year	+50.71%	+3.74%	+3.86%
C					1.17%
6-Month	+0.02%	-0.96%
1-Year	+3.46%	+2.46%	+2.53%
5-Year	+20.32%	+3.77%	+3.83%
10-Year	+42.91%	+3.63%	+3.75%
Advisor[6]					0.52%
6-Month	+0.35%	+0.35%
1-Year	+4.12%	+4.12%	+4.19%
5-Year	+24.32%	+4.45%	+4.51%
10-Year	+51.77%	+4.26%	+4.38%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.69%	6.52%	1.80%		3.18%
C	3.26%	5.76%	1.33%		2.35%
Advisor	3.95%	6.98%	1.97%		3.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com

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Semiannual Report 33

FRANKLIN INSURED TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +41.01%
and +4.91%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/15.
8. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN INSURED TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$1,003.00	$3.07
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$3.10
C
Actual	$1,000	$1,000.20	$5.88
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.94
Advisor
Actual	$1,000	$1,003.50	$2.62
Hypothetical (5% return before expenses)	$1,000	$1,022.52	$2.64

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 35

Franklin Massachusetts Tax-Free Income Fund

This semiannual report for Franklin Massachusetts Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	4.49%
AA	77.93%
A	14.85%
Refunded	2.73%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.93 on February 28, 2015, to $11.75 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.04 cents per share for the same period.2 The Performance Summary beginning on page 38 shows that at the end of the reporting period the Fund’s Class A shares’ distribution rate was 3.27%, based on an annualization of the 3.34 cent per share August dividend and the maximum offering price of $12.27 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Massachusetts personal income tax bracket of 46.51% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.11% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.34	2.76	3.45
April	3.34	2.76	3.45
May	3.34	2.76	3.45
June	3.34	2.81	3.43
July	3.34	2.81	3.43
August	3.34	2.81	3.43
Total	20.04	16.71	20.64

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

During the six months under review, the Commonwealth of Massachusetts experienced relatively moderate economic growth that outpaced the nation’s. Job growth slowed compared with the prior reporting period, but the commonwealth’s low unemployment rate further declined from 4.9% in February 2015 to 4.7% at period-end, which was lower than the 5.1% national average.3 The state’s large education and health services sector and professional and business services sector continued to provide a positive impact on employment levels.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 131.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Higher Education	25.0%
Transportation	13.4%
Tax-Supported	13.0%
Hospital & Health Care	11.5%
Housing	10.6%
Other Revenue	9.8%
General Obligation	7.0%
Refunded**	5.1%
Utilities	4.6%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

The commonwealth ended fiscal year 2015 on June 30 with higher-than-projected revenues primarily due to greater-than-anticipated income tax payments, which were partially offset by lower-than-expected sales and tax collections. Furthermore, independent credit rating agency Standard & Poor’s (S&P) assessed that the commonwealth’s budget stabilization fund (BSF) maintained a healthy balance — despite recent small drawdowns — and S&P expected the balance to remain sizable for fiscal year 2016. The commonwealth’s administration supported this notion citing a desire to increase the BSF in line with further potential economic expansion. Massachusetts expected higher revenues along with a rise in spending for fiscal year 2016, with spending mainly attributed to Medicaid, school districts, and local aid and transportation. The commonwealth remained characterized by high wealth and education levels but with sluggish population and job growth over the long term, according to S&P.

Massachusetts’s debt levels ranked among the nation’s highest, with net tax-supported debt at 8.7% of personal income and $4,887 per capita, compared with the 2.5% and $1,012 national medians.4 During the period, S&P assigned Massachusetts’s general obligation bonds a rating of AA+ with a stable outlook.5 S&P expected the commonwealth to continue to manage its budget proactively so as to preserve the near-structural budget balance and large BSF. S&P further believed the BSF supported the commonwealth’s ability to manage budget volatility as it captured potential excess capital gains taxes.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.

5. This does not indicate S&P’s rating of the Fund.

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Semiannual Report 37

FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FMISX)	$11.75	$11.93	-$	0.18
C (FMAIX)	$11.88	$12.06	-$	0.18
Advisor (N/A)	$11.75	$11.93	-$	0.18

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2004
C	$0.1671
Advisor	$0.2064

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.67%
6-Month	+0.18%	-4.08%
1-Year	+2.79%	-1.62%	-0.98%
5-Year	+18.35%	+2.53%	+2.66%
10-Year	+44.53%	+3.30%	+3.45%
C					1.22%
6-Month	-0.10%	-1.09%
1-Year	+2.19%	+1.19%	+1.78%
5-Year	+15.15%	+2.86%	+3.01%
10-Year	+36.94%	+3.19%	+3.33%
Advisor[6]					0.57%
6-Month	+0.23%	+0.23%
1-Year	+2.89%	+2.89%	+3.49%
5-Year	+19.04%	+3.55%	+3.68%
10-Year	+45.42%	+3.82%	+3.97%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.27%	6.11%	1.81%		3.38%
C	2.84%	5.31%	1.35%		2.52%
Advisor	3.50%	6.54%	2.00%		3.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 39

FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.81%
and +4.96%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Massachusetts personal income tax rate of 46.51%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the month ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$1,001.80	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.81	$3.36
C
Actual	$1,000	$999.00	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$6.15
Advisor
Actual	$1,000	$1,002.30	$2.83
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.86

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 41

Franklin New Jersey Tax-Free Income Fund

This semiannual report for Franklin New Jersey Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	6.64%
AA	38.11%
A	39.15%
BBB	4.84%
Below Investment Grade	3.53%
Refunded	7.73%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.95 on February 28, 2015, to $11.56 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 22.99 cents per share for the same period.2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.59%, based on an annualization of the 3.61 cent per share August dividend and the maximum offering price of $12.07 on August 31, 2015. An investor in the 2015 maximum combined effective federal and New Jersey personal income tax bracket of 48.82% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.01% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.91	3.35	4.04
April	3.91	3.35	4.04
May	3.91	3.35	4.04
June	3.91	3.40	4.00
July	3.74	3.23	3.83
August	3.61	3.10	3.70
Total	22.99	19.78	23.65

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

New Jersey’s broad, diverse economy grew at a slower rate than the nation’s during the six months under review, as the state’s housing market experienced high foreclosure rates and below-average job growth. Job gains were driven primarily by the manufacturing, financial activities and other services sectors, but were partially offset by losses in some private sectors as

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 136.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Transportation	20.1%
Higher Education	17.8%
Hospital & Health Care	16.9%
Subject to Government Appropriations	14.7%
Refunded**	10.2%
Other Revenue	6.8%
Utilities	6.0%
Tax-Supported	3.9%
Housing	3.0%
General Obligation	0.6%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

well as the government sector. New Jersey’s unemployment rate declined from 6.4% in February 2015 to 5.7% at period-end, compared with the 5.1% national average.3 In July 2015, Holtec International announced the development of a new campus containing a manufacturing complex, reactor test facility and corporate engineering office. The company is a manufacturer and supplier of equipment and systems for nuclear, solar, geothermal and fossil fuel power generation. This announcement paired with web-based retailer Amazon’s continued employment efforts and other large public and private construction projects boded well for the state’s employment opportunities. Furthermore, New Jersey’s economy ranked high in wealth and incomes among the states, which supported the state’s potential future revenues and the possibility for an improved budget position in fiscal year 2016, according to independent credit agency Standard & Poor’s (S&P).

The state expected to end fiscal year 2015 on June 30 with a budgetary surplus resulting mainly from higher revenues. However, a large growing unfunded pension liability (among the nation’s highest), significant postemployment benefit obligations and budgeting issues being debated among the state’s leadership led New Jersey to face a difficult road to recovery.

New Jersey’s debt levels also ranked among the nation’s highest — a recurring trend — with net tax-supported debt at 7.4% of personal income and $4,138 per capita, compared with the 2.5% and $1,012 national medians.4 During the reporting period, independent credit rating agency Moody’s Investors Service downgraded its rating on New Jersey’s general obligation (GO) debt to A2 from A1.5 Reasons cited for the downgrade included the lack of improvement in the state’s weakened financial position and looming pension expenses, as well as a large structural imbalance and long-term pressures the state must manage with regard to its revenues and long-term liabilities. Prior to period-end, S&P affirmed New Jersey’s GO debt at A- with a stable outlook.5 Although S&P’s outlook on New Jersey remained positive, S&P cited concerns about underfunded pension liabilities, which weighed on the state’s potential for a hastened economic recovery.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate a rating of the Fund.

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Semiannual Report 43

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRNJX)	$11.56	$11.95	-$	0.39
C (FNIIX)	$11.69	$12.09	-$	0.40
Advisor (FNJZX)	$11.56	$11.96	-$	0.40

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2299
C	$0.1978
Advisor	$0.2365

franklintempleton.com

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Semiannual Report 45

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.64%
6-Month	-1.35%	-5.54%
1-Year	+0.33%	-3.92%	-3.36%
5-Year	+14.20%	+1.80%	+1.93%
10-Year	+42.20%	+3.13%	+3.29%
C					1.19%
6-Month	-1.68%	-2.65%
1-Year	-0.22%	-1.19%	-0.53%
5-Year	+11.04%	+2.12%	+2.26%
10-Year	+34.60%	+3.02%	+3.18%
Advisor[6]					0.54%
6-Month	-1.38%	-1.38%
1-Year	+0.44%	+0.44%	+1.11%
5-Year	+14.76%	+2.79%	+2.94%
10-Year	+43.20%	+3.66%	+3.82%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.59%	7.01%	2.33%		4.55%
C	3.18%	6.21%	1.90%		3.71%
Advisor	3.84%	7.50%	2.54%		4.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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46 Semiannual Report

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.51%
and +4.01%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and New Jersey personal income tax rate of 48.82%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

franklintempleton.com

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Semiannual Report 47

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$986.50	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
C
Actual	$1,000	$983.20	$5.88
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.99
Advisor
Actual	$1,000	$986.20	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.47	$2.69

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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48 Semiannual Report

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Double Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.88	$9.72	$12.15	$12.31	$11.12	$11.56
Income from investment operations[b]:
Net investment income[c]	0.22	0.51	0.52	0.49	0.52	0.52
Net realized and unrealized gains (losses)	(0.63)	0.18	(2.44)	(0.18)	1.20	(0.44)
Total from investment operations	(0.41)	0.69	(1.92)	0.31	1.72	0.08
Less distributions from net investment
income	(0.21)	(0.53)	(0.51)	(0.47)	(0.53)	(0.52)
Net asset value, end of period	$9.26	$9.88	$9.72	$12.15	$12.31	$11.12

Total return[d]	(4.23)%	7.24%	(16.00)%	2.58%	15.85%	0.56%

Ratios to average net assets[e]
Expenses	0.78%	0.76%	0.67%	0.66%	0.67%	0.67%
Net investment income	4.52%	5.17%	4.77%	3.96%	4.49%	4.42%

Supplemental data
Net assets, end of period (000’s)	$134,852	$196,846	$282,254	$601,374	$643,529	$523,391
Portfolio turnover rate	—%	0.42%	9.95%	12.60%	6.73%	12.85%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Double Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.92	$9.77	$12.20	$12.37	$11.17	$11.61
Income from investment operations[b]:
Net investment income[c]	0.19	0.45	0.46	0.42	0.46	0.45
Net realized and unrealized gains (losses)	(0.62)	0.17	(2.44)	(0.19)	1.21	(0.44)
Total from investment operations	(0.43)	0.62	(1.98)	0.23	1.67	0.01
Less distributions from net investment
income	(0.18)	(0.47)	(0.45)	(0.40)	(0.47)	(0.45)
Net asset value, end of period	$9.31	$9.92	$9.77	$12.20	$12.37	$11.17

Total return[d]	(4.39)%	6.53%	(16.40)%	1.91%	15.26%	(0.01)%

Ratios to average net assets[e]
Expenses	1.34%	1.32%	1.23%	1.21%	1.22%	1.22%
Net investment income	3.96%	4.61%	4.21%	3.41%	3.94%	3.87%

Supplemental data
Net assets, end of period (000’s)	$27,834	$37,311	$51,180	$116,050	$116,229	$95,163
Portfolio turnover rate	—%	0.42%	9.95%	12.60%	6.73%	12.85%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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50 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Double Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.89	$9.74	$12.17	$12.33	$11.13	$11.57
Income from investment operations[b]:
Net investment income[c]	0.22	0.51	0.53	0.50	0.54	0.53
Net realized and unrealized gains (losses)	(0.62)	0.17	(2.44)	(0.17)	1.20	(0.44)
Total from investment operations	(0.40)	0.68	(1.91)	0.33	1.74	0.09
Less distributions from net investment
income	(0.21)	(0.53)	(0.52)	(0.49)	(0.54)	(0.53)
Net asset value, end of period	$9.28	$9.89	$9.74	$12.17	$12.33	$11.13

Total return[d]	(4.08)%	7.22%	(15.90)%	2.68%	16.04%	0.67%

Ratios to average net assets[e]
Expenses	0.69%	0.67%	0.58%	0.56%	0.57%	0.57%
Net investment income	4.61%	5.26%	4.86%	4.06%	4.59%	4.52%

Supplemental data
Net assets, end of period (000’s)	$2,472	$5,341	$5,355	$14,637	$13,766	$4,104
Portfolio turnover rate	—%	0.42%	9.95%	12.60%	6.73%	12.85%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 51

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Double Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 85.6%
U.S. Territories 85.6%
Guam 30.8%
Guam Education Financing Foundation COP, Guam Public School Facilities Project, Series A, 5.00%,
10/01/23	$2,500,000	$2,563,450
Guam Government Business Privilege Tax Revenue, Series A, 5.125%, 1/01/42	5,000,000	5,452,850
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,207,503
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.625%, 12/01/29	3,850,000	4,329,825
5.75%, 12/01/34	8,430,000	9,459,556
Guam International Airport Authority Revenue, General, Refunding, Series B, AGMC Insured,
5.50%, 10/01/33	2,000,000	2,295,200
5.75%, 10/01/43	3,000,000	3,503,460
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	11,051,400
		50,863,244
Puerto Rico 44.6%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	2,500,000	2,522,275
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	11,850,000	12,361,091
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX,
5.75%, 7/01/36	15,000,000	8,775,000
5.25%, 7/01/40	12,750,000	7,458,750
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	3,000,000	3,158,280
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%,
7/01/19	585,000	525,979
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,000,000	958,460
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	3,500,000	3,074,435
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,716,620
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	2,505,000	2,127,271
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,648,754
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	6,846,114
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	973,550
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,624,750
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	8,000,000	3,780,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%, 7/01/36	5,000,000	3,112,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	2,393,440
first subordinate, Series A, 6.50%, 8/01/44	11,350,000	4,625,125
		73,682,394

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52 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Double Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 10.2%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note,
Cruzan Project, Series A, 6.00%, 10/01/39	$7,250,000	$8,055,185
Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,700,846
		16,756,031
Total Municipal Bonds (Cost $159,448,045) 85.6%		141,301,669
Other Assets, less Liabilities 14.4%		23,856,807
Net Assets 100.0%		$165,158,476

See Abbreviations on page 162.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.44	$12.21	$12.59	$12.39	$11.43	$11.59
Income from investment operations[b]:
Net investment income[c]	0.15	0.32	0.34	0.34	0.38	0.40
Net realized and unrealized gains (losses)	(0.16)	0.23	(0.38)	0.19	0.97	(0.15)
Total from investment operations	(0.01)	0.55	(0.04)	0.53	1.35	0.25
Less distributions from net investment
income	(0.15)	(0.32)	(0.34)	(0.33)	(0.39)	(0.41)
Net asset value, end of period	$12.28	$12.44	$12.21	$12.59	$12.39	$11.43

Total return[d]	(0.05)%	4.58%	(0.29)%	4.35%	12.02%	2.12%

Ratios to average net assets[e]
Expenses	0.67%	0.68%	0.65%	0.65%	0.66%	0.66%
Net investment income	2.50%	2.59%	2.81%	2.71%	3.23%	3.45%

Supplemental data
Net assets, end of period (000’s)	$1,845,941	$1,828,050	$1,747,118	$2,252,973	$1,832,750	$1,492,832
Portfolio turnover rate	1.76%	4.10%	9.30%	1.81%	6.01%	10.11%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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54 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.47	$12.24	$12.62	$12.42	$11.46	$11.61
Income from investment operations[b]:
Net investment income[c]	0.12	0.25	0.27	0.27	0.32	0.34
Net realized and unrealized gains (losses)	(0.16)	0.24	(0.38)	0.19	0.97	(0.15)
Total from investment operations	(0.04)	0.49	(0.11)	0.46	1.29	0.19
Less distributions from net investment
income	(0.12)	(0.26)	(0.27)	(0.26)	(0.33)	(0.34)
Net asset value, end of period	$12.31	$12.47	$12.24	$12.62	$12.42	$11.46

Total return[d]	(0.32)%	4.00%	(0.83)%	3.77%	11.38%	1.63%

Ratios to average net assets[e]
Expenses	1.22%	1.23%	1.20%	1.20%	1.21%	1.21%
Net investment income	1.95%	2.04%	2.26%	2.16%	2.68%	2.90%

Supplemental data
Net assets, end of period (000’s)	$440,595	$456,698	$453,176	$548,013	$445,913	$357,180
Portfolio turnover rate	1.76%	4.10%	9.30%	1.81%	6.01%	10.11%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 55

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.47	$12.24	$12.61	$12.41	$11.45	$11.60
Income from investment operations[b]:
Net investment income[c]	0.16	0.33	0.36	0.35	0.40	0.41
Net realized and unrealized gains (losses)	(0.17)	0.24	(0.38)	0.20	0.96	(0.14)
Total from investment operations	(0.01)	0.57	(0.02)	0.55	1.36	0.27
Less distributions from net investment
income	(0.16)	(0.34)	(0.35)	(0.35)	(0.40)	(0.42)
Net asset value, end of period	$12.30	$12.47	$12.24	$12.61	$12.41	$11.45

Total return[d]	(0.08)%	4.67%	(0.11)%	4.45%	12.10%	2.30%

Ratios to average net assets[e]
Expenses	0.57%	0.58%	0.55%	0.55%	0.56%	0.56%
Net investment income	2.60%	2.69%	2.91%	2.81%	3.33%	3.55%

Supplemental data
Net assets, end of period (000’s)	$2,341,827	$2,285,627	$1,798,459	$1,146,322	$792,857	$435,837
Portfolio turnover rate	1.76%	4.10%	9.30%	1.81%	6.01%	10.11%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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56 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 93.2%
Alabama 2.3%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,
Series A, 5.00%, 5/01/19	$7,750,000	$8,789,740
Series B, 5.00%, 1/01/27	25,000,000	29,639,750
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A,
Assured Guaranty, 5.00%,
8/01/20	3,535,000	4,012,720
8/01/21	3,535,000	4,064,366
8/01/22	3,535,000	4,048,247
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	10,873,100
Series B, 5.50%, 9/01/33	13,500,000	14,776,020
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,195,241
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.25%, 1/01/16	2,000,000	2,024,520
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	6,001,695
2/01/23	5,520,000	6,301,301
2/01/24	5,055,000	5,775,994
2/01/25	5,920,000	6,761,173
		105,263,867
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,151,109
Arizona 5.2%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,434,080
Series D, 5.50%, 1/01/22	5,000,000	5,482,300
Series D, 5.00%, 1/01/23	5,000,000	5,411,950
Arizona State Board of Regents Arizona State University System Revenue, Series C, Pre-Refunded,
5.75%,
7/01/20	500,000	566,350
7/01/21	500,000	566,350
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,463,035
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,469,300
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	46,903,315
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,814,536
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding,
Series A, 5.00%, 2/01/27	6,000,000	6,566,760
Arizona State School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	11,272,800
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	18,467,894
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,861,903
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,836,100
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,830,100
Arizona Water Infrastructure Finance Authority Water Quality Revenue, Refunding, Series A, 5.00%,
10/01/26	15,000,000	18,218,550
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Series B, Pre-Refunded, 5.00%,
12/01/18	5,605,000	5,670,298

franklintempleton.com

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Semiannual Report 57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	$1,900,000	$2,150,230
7/01/20	1,300,000	1,498,653
7/01/21	4,200,000	4,768,722
Pima County Regional Transportation Excise Tax Revenue, Pima County Regional Transportation
Fund, 5.00%,
6/01/24	3,385,000	4,069,752
6/01/26	7,180,000	8,464,143
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,670,840
Series B, 5.00%, 7/01/24	6,030,000	6,987,926
Series B, 5.00%, 7/01/25	4,500,000	5,212,170
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,385,000
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%,
7/01/26	2,580,000	3,153,973
7/01/27	2,000,000	2,425,460
7/01/28	3,325,000	3,997,049
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,349,860
		238,969,399
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas
Department of Correction Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	1,970,386
11/01/19	1,065,000	1,073,381
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,927,550
		8,971,317
California 9.1%
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	21,217,000
Refunding, 5.25%, 9/01/25	15,000,000	17,956,350
Refunding, 5.00%, 10/01/25	15,000,000	17,870,400
[a]Refunding, 5.00%, 8/01/30	10,000,000	11,710,300
Various Purpose, 5.50%, 4/01/21	20,000,000	22,980,000
Various Purpose, 5.25%, 10/01/23	25,050,000	30,438,255
Various Purpose, 5.25%, 10/01/24	9,780,000	11,807,981
Various Purpose, 5.25%, 10/01/25	5,000,000	5,998,400
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,249,511
California State Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	574,430
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,570,750
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,615,880
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,161,770
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,344,200
Series A, 5.25%, 10/01/22	3,300,000	3,946,338
Series A, 5.25%, 10/01/23	5,365,000	6,395,348
Series A, 5.25%, 10/01/24	3,000,000	3,572,340
Series A, 5.25%, 10/01/25	3,000,000	3,566,670

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58 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, Various Capital Projects, (continued)
Series G, Sub Series G-1, 5.25%, 10/01/18	$5,605,000	$6,332,473
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,589,600
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,118,739
Series I, 5.00%, 11/01/18	4,000,000	4,503,240
Series I, 5.25%, 11/01/20	5,000,000	5,799,600
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,227,825
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,852,653
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,665,160
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,944,054
5.25%, 8/01/23	2,860,000	3,250,705
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,547,431
8/01/25	4,765,000	5,512,104
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	13,021,517
Series B, 5.25%, 7/01/24	17,000,000	19,526,710
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A,
Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,432,045
5.25%, 4/01/18	2,495,000	2,766,855
5.25%, 4/01/19	3,180,000	3,622,465
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/24	6,700,000	6,961,233
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,472,451
Orange County Airport Revenue, Series B, 5.00%,
7/01/20	3,465,000	3,907,550
7/01/21	7,545,000	8,487,672
Riverside Sewer Revenue, Refunding, Series A, 5.00%,
8/01/34	10,605,000	12,041,341
8/01/35	11,000,000	12,450,240
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,397,604
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,488,840
5.25%, 4/01/26	2,500,000	2,823,500
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D,
Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,759,200
8/01/22	10,000,000	10,771,100
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,908,975
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,009,040
		422,167,845
Colorado 1.6%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured,
4.375%, 9/01/17	17,000,000	17,049,640
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,915,900
11/15/27	4,250,000	5,004,588

franklintempleton.com	Semiannual Report | 59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%,
9/01/20	$10,090,000	$11,698,851
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%,
9/01/24	8,000,000	8,000,000
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	2,935,000	3,147,259
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,130,520
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,
11/01/25	5,870,000	7,004,788
		73,951,546
Connecticut 1.0%
Connecticut State GO, Series E, 5.00%,
8/15/25	11,295,000	13,212,778
8/15/26	18,585,000	21,523,846
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, 5.00%, 1/01/28	10,000,000	11,498,000
		46,234,624
Florida 7.5%
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	7,177,980
10/01/25	6,325,000	7,548,381
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	41,798,405
5.25%, 6/01/17	3,250,000	3,492,938
6.00%, 6/01/17	5,000,000	5,438,450
Collier County School Board COP, Master Lease Program, AGMC Insured, Pre-Refunded, 5.00%,
2/15/22	5,075,000	5,402,997
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL Insured, 5.00%,
3/01/19	5,000,000	5,110,700
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,274,735
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	8,522,748
10/01/26	7,350,000	8,535,040
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,813,180
JEA Water and Sewer System Revenue, Refunding, Series A, 5.00%,
10/01/26	2,985,000	3,570,597
10/01/27	10,505,000	12,449,791
10/01/29	2,470,000	2,871,548
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,123,274
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,566,812
4.50%, 10/01/19	4,805,000	5,373,095
5.00%, 10/01/21	5,000,000	5,757,300
5.00%, 10/01/22	5,890,000	6,797,531
5.25%, 10/01/23	4,875,000	5,661,874
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A,
Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,468,367
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,625,570
7/01/25	3,000,000	3,476,130

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60 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, (continued)
7/01/26	$4,000,000	$4,599,600
7/01/27	4,000,000	4,575,360
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,207,100
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL Insured,
5.00%,
8/01/18	5,150,000	5,361,820
8/01/19	5,985,000	6,230,624
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,778,920
10/01/24	2,405,000	2,901,392
10/01/25	2,000,000	2,431,020
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	9,355,000	10,974,538
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	8,871,300
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,900,100
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,387,499
Palm Beach County School Board COP, Master Lease Purchase Agreement,
Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,791,400
Series E, NATL Insured, Pre-Refunded, 5.00%, 8/01/21	6,060,000	6,542,921
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,582,189
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	846,622
10/01/25	1,690,000	2,032,884
10/01/26	1,250,000	1,491,388
10/01/27	2,150,000	2,558,221
10/01/28	1,240,000	1,453,578
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D,
AGMC Insured, Pre-Refunded, 5.00%,
10/01/22	9,490,000	10,502,298
10/01/24	10,455,000	11,570,235
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/19	5,000,000	5,407,550
		348,856,002
Georgia 1.6%
Atlanta Airport Passenger Facility Charge Revenue, General Subordinate Lien, Refunding, Series A,
5.00%,
1/01/27	7,000,000	8,130,990
1/01/28	5,100,000	5,883,054
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,641,120
12/01/21	1,000,000	1,093,840
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/26	5,165,000	6,193,403
Series B, AGMC Insured, 5.00%, 11/01/20	8,575,000	9,871,026
Series B, AGMC Insured, 5.00%, 11/01/21	9,230,000	10,625,022
Fulton County Development Authority Revenue, Spelman College, Refunding, 5.00%,
6/01/28	3,785,000	4,361,569
6/01/29	4,385,000	5,009,512
6/01/30	4,805,000	5,446,419

franklintempleton.com	Semiannual Report | 61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%,
1/01/20	$10,000,000	$11,465,600
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems
Projects, NATL Insured, 5.00%, 1/01/16	2,650,000	2,675,732
		72,397,287
Hawaii 0.6%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	29,657,000
Illinois 3.0%
Chicago O’Hare International Airport Revenue, General Airport, third lien,
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,237,217
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,264,087
Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,930,394
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration
Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,843,524
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,703,044
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,074,086
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,878,600
Illinois State GO,
5.50%, 7/01/26	7,000,000	7,596,470
MAC Insured, 5.00%, 2/01/26	5,650,000	5,996,062
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	12,923,880
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,129,860
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,013,760
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding,
Series B, 5.00%,
12/15/22	5,000,000	5,653,150
12/15/22	2,000,000	2,112,860
6/15/23	4,000,000	4,458,960
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,884,740
		139,700,694
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%,
9/01/28	8,000,000	9,552,240
Kentucky 0.7%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust,
First Series A, 5.00%, 9/01/20	6,000,000	6,931,800
Kentucky State Property and Buildings Commission Revenues, Project No. 87,
NATL Insured, Pre-Refunded, 5.00%, 3/01/23	10,805,000	11,524,721
Refunding, NATL Insured, 5.00%, 3/01/23	195,000	207,022
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,124,349
Series A, 5.00%, 7/01/22	1,000,000	1,144,160
Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue, Sewer and Drainage
System, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,227,520
		31,159,572

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana 1.7%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	$15,000,000	$17,097,600
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%,
11/01/25	2,400,000	2,833,776
11/01/27	3,500,000	4,062,450
11/01/29	4,685,000	5,389,484
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured,
Pre-Refunded, 5.00%, 6/01/19	20,000,000	20,696,800
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,977,000
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,284,020
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.00%, 12/01/25	7,915,000	8,500,314
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,550,950
		78,392,394
Maryland 1.3%
Anne Arundel County GO, Consolidated General Improvements,
5.00%, 4/01/28	7,655,000	9,239,662
Refunding, 5.00%, 4/01/29	7,495,000	8,976,162
Baltimore Revenue, Wastewater Projects, Refunding, Series D, 5.00%,
7/01/28	2,790,000	3,313,376
7/01/29	5,835,000	6,882,149
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%,
6/01/19	1,445,000	1,491,370
6/01/20	1,000,000	1,032,010
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/18	1,600,000	1,661,984
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/19	1,430,000	1,485,398
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/20	1,000,000	1,038,740
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,094,860
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,368,575
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
1/01/19	2,920,000	3,028,128
Prince George’s County GO, Consolidated Public Improvement, Series A, 5.00%, 9/01/23	16,740,000	20,447,073
		61,059,487
Massachusetts 2.2%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,694,500
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,286,350
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,463,850
Massachusetts State GO, Refunding, Series A, 5.00%,
7/01/28	7,500,000	9,044,700
7/01/29	6,000,000	7,189,740
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue,
Capital Asset Program, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,901,357
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 8/15/25	10,975,000	13,085,602
Series A, 5.00%, 8/15/26	7,000,000	8,321,250
Series B, 5.00%, 8/15/27	6,000,000	7,111,140

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund,
Refunding, 5.00%, 8/01/26	$10,650,000	$13,317,186
Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,323,536
Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,732,955
		99,472,166
Michigan 2.5%
Detroit GO, Distributable State Aid, 5.00%,
11/01/19	6,775,000	7,295,591
11/01/20	6,000,000	6,548,580
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	5,140,000	5,429,382
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	5,750,000	6,216,037
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,003,550
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,353,940
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,295,700
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	410,000	418,569
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,140,000
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,314,880
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,151,075
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET,
Sub Series ET-2, 5.50%, 8/01/29	7,000,000	7,273,840
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,499,320
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,124,500
South Lyon Community Schools GO, Refunding, NATL Insured, 5.00%, 5/01/16	3,040,000	3,130,774
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,769,379
11/15/19	5,210,000	5,947,163
11/15/20	5,255,000	5,996,218
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,213,578
		117,122,076
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia
Health Obligated Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,705,783
5.00%, 2/15/22	5,570,000	6,265,359
5.25%, 2/15/23	5,000,000	5,677,100
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/25	1,925,000	2,259,719
		18,907,961
Missouri 0.7%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	1,675,000	1,705,452
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project,
NATL Insured, Pre-Refunded, 5.00%, 1/01/17	1,500,000	1,522,965
NATL Insured, Pre-Refunded, 5.00%, 1/01/19	1,000,000	1,015,310
Refunding, 5.00%, 1/01/27	3,250,000	3,763,857
Refunding, 5.00%, 1/01/28	4,500,000	5,168,160
Refunding, 5.00%, 1/01/29	4,045,000	4,610,491

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Springfield Public Utility Revenue, NATL Insured, Pre-Refunded, 4.50%, 8/01/21	$15,245,000	$15,811,352
		33,597,587
Nevada 1.1%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,595,050
7/01/23	15,000,000	16,773,300
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,445,450
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,955,265
Series A, 5.25%, 7/01/22	3,120,000	3,591,307
Series B, 5.25%, 7/01/21	3,430,000	3,949,508
Series B, 5.25%, 7/01/22	3,615,000	4,161,082
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,125,083
		50,596,045
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,905,628
New Jersey 6.4%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project,
Refunding, AGMC Insured, 5.375%,
10/01/22	5,220,000	6,121,337
10/01/23	5,375,000	6,382,114
10/01/24	2,050,000	2,472,341
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	21,331,400
Series EE, 5.25%, 9/01/24	12,210,000	12,900,598
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding,
Series A, 5.00%,
7/01/20	10,000,000	11,344,200
7/01/21	20,535,000	23,518,119
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	10,806,000
5.25%, 6/15/23	17,945,000	19,344,710
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,016,000
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding,
Series A, 5.00%, 9/01/21	6,000,000	6,734,340
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,504,930
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,807,825
Refunding, Series 1A, 4.75%, 12/01/21	5,510,000	5,939,229
Refunding, Series 1A, 4.75%, 12/01/22	7,320,000	7,858,386
Series A, 5.375%, 6/01/24	12,725,000	13,886,283
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,710,045
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	10,768,400
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,265,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,895,947
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,111,100
1/01/21	20,000,000	22,030,400

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	$5,000,000	$5,881,700
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,600,055
Series L, 5.00%, 5/01/27	5,270,000	6,131,329
		297,361,788
New York 9.8%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	7,408,801
Refunding, 5.00%, 5/01/24	8,000,000	9,467,680
Series A, 5.00%, 5/01/22	14,840,000	16,859,427
Series A, AGMC Insured, Pre-Refunded, 5.75%, 5/01/22	5,000,000	5,646,050
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,657,000
Refunding, Series E, NATL Insured, 5.00%, 12/01/18	8,500,000	8,954,155
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,245,490
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,262,562
Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,147,750
Series A, 5.00%, 11/15/27	3,500,000	4,032,490
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,457,000
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,230,318
Series C, 5.00%, 11/15/16	1,150,000	1,212,687
Series C, 5.75%, 11/15/18	12,325,000	13,305,947
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of
Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,323,270
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,585,760
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,468,500
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,586,200
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,189,510
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,462,480
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,192,624
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,405,780
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,909,100
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,856,600
Series F, 4.75%, 1/15/16	5,000	5,018
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	35,000	36,241
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	9,965,000	10,314,473
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,637,400
Series S-4, 5.00%, 1/15/21	4,665,000	5,259,694
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2003, Subordinate, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,695,810
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/23	12,805,000	15,057,399
Fiscal 2012, sub. bond, Series C, 5.00%, 11/01/24	7,620,000	9,060,256
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,329,893
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/28	5,000,000	5,843,650

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66 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29	$10,000,000	$11,422,800
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	5,000,000	5,721,650
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23	7,915,000	9,815,708
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.50%, 2/15/18	10,000,000	11,101,800
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.00%, 2/15/19	3,245,000	3,659,322
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/24	7,000,000	8,286,390
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,
Refunding,
Series A, 5.00%, 12/15/27	10,000,000	11,713,000
Series A, 5.00%, 3/15/28	7,185,000	8,525,937
Series E, 5.00%, 2/15/28	10,000,000	11,851,900
Series E, 5.00%, 2/15/30	5,000,000	5,839,900
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	13,995,960
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22	10,000,000	10,942,200
Series I, 5.00%, 1/01/26	10,000,000	11,530,300
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	10,854,103
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,473,310
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,972,300
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A,
Assured Guaranty, 5.375%, 12/15/18	4,580,000	4,992,795
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	11,260,900
		455,067,290
North Carolina 1.4%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,864,650
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,214,900
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,540,100
North Carolina Eastern Municipal Power Agency Power System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19	15,000,000	16,532,550
Series A, ETM, 5.00%, 1/01/21	10,000,000	11,757,500
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	1,795,000	1,958,004
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
Pre-Refunded, 5.25%, 1/01/20	4,500,000	4,959,765
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	2,007,343
		65,834,812

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Semiannual Report 67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio 6.3%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	$5,265,000	$6,205,855
12/01/25	6,645,000	7,805,084
12/01/26	8,240,000	9,639,152
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.25%, 2/15/20	355,000	390,788
Refunding, Series A, 5.25%, 2/15/21	645,000	707,881
Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	6,251,781
Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	12,021,804
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/23	2,000,000	2,343,680
12/01/24	1,270,000	1,486,510
12/01/25	2,000,000	2,331,420
12/01/27	2,000,000	2,308,480
12/01/28	2,350,000	2,695,192
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,689,550
1/01/26	5,000,000	5,646,000
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,149,838
1/01/24	1,750,000	2,036,790
1/01/25	2,500,000	2,898,500
1/01/26	2,000,000	2,308,600
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%,
12/01/20	7,000,000	8,104,600
12/01/21	7,300,000	8,436,172
Hamilton City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/24	5,000,000	5,382,050
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,023,000
12/01/25	2,400,000	2,878,056
12/01/26	4,000,000	4,753,840
12/01/27	5,000,000	5,905,450
12/01/28	3,000,000	3,516,510
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,391,772
5/01/24	1,500,000	1,733,715
5/01/25	1,500,000	1,727,745
5/01/26	1,600,000	1,835,520
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%,
12/01/22	2,900,000	3,126,693
Mason City School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/15	2,670,000	2,701,693
Nordonia Hills City School District GO, School Improvement, NATL Insured, Pre-Refunded, 4.50%,
12/01/21	2,360,000	2,478,755
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects,
Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,701,043

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68 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/24	$8,585,000	$10,145,238
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,229,200
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/26	11,000,000	13,195,710
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/27	5,000,000	5,963,600
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/28	9,100,000	10,799,152
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%,
2/15/24	10,000,000	12,044,200
Ohio State Water Development Authority Water PCR, Refunding, 5.00%,
12/01/23	5,000,000	6,088,050
6/01/24	4,000,000	4,889,960
12/01/24	4,000,000	4,917,080
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%,
12/01/24	2,920,000	3,402,968
12/01/25	4,125,000	4,789,496
12/01/26	4,340,000	5,014,262
12/01/27	4,565,000	5,248,244
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,684,120
11/15/26	6,140,000	7,152,793
11/15/27	6,450,000	7,479,742
11/15/28	6,570,000	7,579,415
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,538,375
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,624,370
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,479,138
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	285,000	292,052
		291,170,684
Oregon 1.7%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23	2,000,000	2,409,660
Oregon State Department of Administrative Services COP, Series A, NATL Insured, Pre-Refunded,
5.00%, 11/01/19	2,340,000	2,467,085
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,942,900
Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,612,900
Refunding, Series A, 5.00%, 11/15/27	10,000,000	12,061,200
Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,173,785
Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,642,942
Portland Sewer System Revenue, second lien, Series B, NATL Insured, Pre-Refunded, 5.00%,
6/15/18	3,135,000	3,249,929
6/15/19	3,290,000	3,410,611
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,979,900

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Semiannual Report 69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Washington County School District No. 48J Beaverton GO, 5.00%,
6/15/27	$5,000,000	$5,993,150
6/15/28	5,000,000	5,954,000
6/15/29	7,500,000	8,866,275
		76,764,337
Pennsylvania 4.1%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.00%,
5/15/19	9,000,000	10,167,570
5/15/20	7,500,000	8,642,625
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,702,088
6/01/23	4,345,000	4,959,557
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%,
12/15/25	5,345,000	6,306,886
12/15/26	5,835,000	6,823,974
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,550,444
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	36,836,956
Series E, 5.00%, 12/01/24	5,000,000	5,812,500
Series E, 5.00%, 12/01/25	10,000,000	11,568,100
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,271,600
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,809,994
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,773,000
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	8,107,087
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	10,753,200
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,543,200
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,678,750
Series A, 5.00%, 1/01/20	1,210,000	1,353,639
Series A, 5.25%, 1/01/21	3,655,000	4,103,286
Series A, 5.25%, 1/01/22	2,330,000	2,606,105
		190,370,561
South Carolina 1.3%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	3,006,162
7/01/23	2,695,000	3,167,164
7/01/24	2,825,000	3,310,165
7/01/25	2,965,000	3,459,918
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	3,665,000	4,326,129
6/01/26	1,700,000	1,988,354
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/18	5,000,000	5,279,400
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22	6,000,000	6,667,200

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70 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B,
AGMC Insured, 5.00%,
10/01/25	$12,935,000	$15,066,171
10/01/26	13,440,000	15,606,931
		61,877,594
Tennessee 0.8%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	18,777,920
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A,
5.00%, 1/01/26	5,000,000	5,920,250
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding,
5.00%,
7/01/26	1,675,000	1,967,070
7/01/27	1,800,000	2,102,742
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,858,045
		38,626,027
Texas 9.2%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,703,559
5.00%, 11/15/27	4,000,000	4,709,840
Series A, 5.00%, 11/15/28	5,000,000	5,809,600
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A,
5.00%, 2/15/27	5,000,000	5,762,450
Brownsville Utility System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 9/01/22	5,840,000	5,840,000
Refunding and Improvement, AGMC Insured, 5.00%, 9/01/22	2,615,000	2,615,000
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	13,267,085
2/15/26	12,060,000	14,040,734
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,204,352
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,500,802
Dallas Waterworks and Sewer System Revenue,
AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19	2,805,000	3,028,110
Refunding, AMBAC Insured, 4.50%, 10/01/19	7,195,000	7,726,926
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,577,685
Series A, 5.00%, 11/01/24	1,000,000	1,051,430
Series D, 5.25%, 11/01/27	5,000,000	5,976,600
Series D, 5.25%, 11/01/28	2,100,000	2,491,482
El Paso ISD, GO, Refunding, PSF Guarantee, 5.00%,
8/15/25	1,725,000	2,085,818
8/15/26	3,900,000	4,684,446
8/15/27	5,460,000	6,500,294
8/15/28	2,500,000	2,956,600
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	7,023,420
3/01/26	6,790,000	7,899,011

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Semiannual Report 71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Frisco GO, Collin and Denton Counties, Refunding and Improvement, 5.00%, 2/15/25	$5,000,000	$5,919,400
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%,
2/15/22	4,165,000	4,407,320
Harris County MTA Sales and Use Tax Revenue, Contractual Obligations, 5.00%,
11/01/26	2,000,000	2,398,000
11/01/27	2,000,000	2,380,000
11/01/28	2,000,000	2,360,380
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,492,200
Houston Utility System Revenue, Combined, first lien, Refunding, Series C, 5.00%,
5/15/24	5,000,000	6,072,000
5/15/26	19,690,000	23,431,888
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp.
Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,905,580
Series B, 5.00%, 5/15/24	10,620,000	12,222,877
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,076,000
Northwest ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%,
2/15/28	4,815,000	5,746,510
2/15/29	7,015,000	8,314,108
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured,
4.95%, 3/01/18	15,000,000	16,204,800
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,151,822
San Antonio Electric and Gas Systems Revenue, Refunding,
5.25%, 2/01/25	27,000,000	33,601,770
5.00%, 2/01/27	10,415,000	12,692,448
San Antonio Water System Revenue, junior lien, Refunding, Series A, 5.00%,
5/15/24	1,500,000	1,804,770
5/15/26	2,200,000	2,612,588
5/15/28	2,000,000	2,344,280
5/15/29	1,000,000	1,164,130
Texas State Transportation Commission Revenue, first tier, Refunding, Series A, 5.00%,
4/01/23	20,000,000	24,121,200
4/01/24	20,000,000	24,425,400
4/01/25	20,000,000	24,233,600
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional
Healthcare System Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,294,950
11/01/23	5,000,000	5,286,250
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	11,960,300
Williamson County GO, Refunding, 5.00%,
2/15/23	6,235,000	7,411,357
2/15/25	13,780,000	16,260,676
		423,751,848
Utah 0.5%
Salt Lake County College Revenue, Westminster College Project, Pre-Refunded, 5.00%, 10/01/19	2,585,000	2,594,720
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,463,760
11/01/21	9,000,000	10,393,920
		23,452,400

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Virginia 4.5%
Fairfax County GO, Public Improvement, Series A, 5.00%, 10/01/25	$11,335,000	$13,933,549
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	7,251,407
11/01/25	6,000,000	7,055,820
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,375,724
8/01/20	13,450,000	15,573,889
Virginia College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	15,733,278
Virginia State College Building Authority Educational Facilities Revenue, 21st Century College and
Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	9,060,018
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding,
Series B, 5.00%, 8/01/23	8,535,000	10,295,771
Virginia State Public School Authority School Financing Revenue, Series C, 5.00%,
8/01/24	3,545,000	4,337,733
8/01/25	4,530,000	5,510,337
8/01/26	4,335,000	5,238,154
8/01/27	4,460,000	5,361,455
Virginia State Resources Authority Clean Water Revenue, Revolving Fund, Refunding,
5.00%, 10/01/26	10,660,000	13,063,510
5.00%, 10/01/27	5,825,000	7,109,296
5.00%, 10/01/28	11,950,000	14,501,683
Series B, 5.00%, 10/01/24	10,505,000	12,922,936
Series B, 5.00%, 10/01/25	11,055,000	13,457,362
Series B, 5.00%, 10/01/26	26,155,000	31,648,073
		206,429,995
Washington 3.3%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%,
7/01/22	3,250,000	3,885,310
7/01/23	3,500,000	4,223,415
7/01/24	1,250,000	1,519,325
King County Sewer Revenue, Refunding, Series B, 5.00%,
7/01/25	1,200,000	1,452,144
7/01/26	1,200,000	1,438,392
7/01/27	1,900,000	2,259,214
7/01/28	3,050,000	3,602,873
7/01/29	2,600,000	3,051,204
Seattle Drain and Wastewater Revenue, Refunding, 5.00%,
5/01/24	5,230,000	6,360,517
5/01/25	5,500,000	6,655,165
5/01/26	2,995,000	3,579,894
5/01/27	3,150,000	3,735,490
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,671,549
2/01/20	7,000,000	8,090,460
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	35,567,364
Refunding, Series R-2015C, 5.00%, 7/01/27	25,075,000	29,892,910
Various Purpose, Series D, 5.00%, 2/01/24	13,285,000	15,601,771
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,324,699
		154,911,696

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	$10,000,000	$11,849,400
U.S. Territories 0.4%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,729,512
12/01/19	1,025,000	1,174,527
		2,904,039
Puerto Rico 0.3%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/18	8,455,000	5,707,125
[b]Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%,
7/01/24	10,000,000	9,082,300
		14,789,425
Total U.S. Territories		17,693,464

Total Municipal Bonds before Short Term Investments
(Cost $4,092,143,815)		4,314,247,742
Short Term Investments 2.7%
Municipal Bonds 2.7%
Minnesota 1.0%
[c]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.01%, 11/15/35	24,875,000	24,875,000
Health Care Facilities, Children’s Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and
Put, 0.01%, 8/15/25	21,800,000	21,800,000
		46,675,000
North Carolina 0.6%
[c]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series B, Daily VRDN and Put, 0.01%, 1/15/38	27,100,000	27,100,000
Pennsylvania 1.1%
[c]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A,
Daily VRDN and Put, 0.01%, 5/15/35	52,400,000	52,400,000
Total Short Term Investments (Cost $126,175,000)		126,175,000
Total Investments (Cost $4,218,318,815) 95.9%		4,440,422,742
Other Assets, less Liabilities 4.1%		187,941,145
Net Assets 100.0%		$4,628,363,887

See Abbreviations on page 162.

aSecurity purchased on a when-issued basis. See Note 1(b).
bAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.47	$10.51	$10.56	$10.60	$10.29	$10.35
Income from investment operations[b]:
Net investment income[c]	0.05	0.11	0.13	0.18	0.20	0.21
Net realized and unrealized gains (losses)	(0.04)	(0.05)	(0.05)	(0.04)	0.31	(0.05)
Total from investment operations	0.01	0.06	0.08	0.14	0.51	0.16
Less distributions from net investment
income	(0.05)	(0.10)	(0.13)	(0.18)	(0.20)	(0.22)
Net asset value, end of period	$10.43	$10.47	$10.51	$10.56	$10.60	$10.29

Total return[d]	0.06%	0.60%	0.76%	1.32%	4.95%	1.52%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.69%	0.70%	0.84%	0.84%	0.85%	0.87%
Expenses net of waiver and payments by
affiliates	0.63%	0.62%	0.60%	0.60%	0.57%	0.50%
Net investment income	0.96%	1.05%	1.25%	1.67%	1.88%	2.01%

Supplemental data
Net assets, end of period (000’s)	$857,666	$890,556	$977,274	$778,018	$682,132	$640,865
Portfolio turnover rate	4.73%	19.64%	20.20%	10.94%	5.72%	7.40%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 75

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.46	$10.50	$10.55	$10.59	$10.29	$10.27
Income from investment operations[c]:
Net investment income[d]	0.06	0.12	0.15	0.19	0.21	0.02
Net realized and unrealized gains (losses)	(0.05)	(0.04)	(0.06)	(0.04)	0.30	0.01
Total from investment operations	0.01	0.08	0.09	0.15	0.51	0.03
Less distributions from net investment
income	(0.05)	(0.12)	(0.14)	(0.19)	(0.21)	(0.01)
Net asset value, end of period	$10.42	$10.46	$10.50	$10.55	$10.59	$10.29

Total return[e]	0.14%	0.75%	0.91%	1.47%	5.00%	0.33%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	0.54%	0.55%	0.69%	0.69%	0.70%	0.72%
Expenses net of waiver and payments by
affiliates	0.48%	0.47%	0.45%	0.45%	0.42%	0.35%
Net investment income	1.11%	1.20%	1.40%	1.82%	2.03%	2.16%

Supplemental data
Net assets, end of period (000’s)	$226,293	$231,428	$183,518	$108,836	$80,569	$29,056
Portfolio turnover rate	4.73%	19.64%	20.20%	10.94%	5.72%	7.40%

aFor the year ended February 29.
bFor the period February 1, 2011 (effective date) to February 28, 2011.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 92.7%
Alabama 0.7%
Board of Trustees for Alabama State University Revenue, General Tuition and Fee, Assured Guaranty,
5.00%,
9/01/15	$700,000	$700,000
9/01/16	730,000	757,784
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A,
5.25%, 9/01/36	1,000,000	1,087,310
Mobile IDBR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%,
6/01/34	5,000,000	5,052,850
		7,597,944
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,072,550
Arizona 2.4%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	12,024,576
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%,
7/01/17	6,465,000	6,741,767
Pinal County Revenue, Pledged Obligations, Refunding,
4.00%, 8/01/16	600,000	620,292
5.00%, 8/01/17	1,140,000	1,233,115
5.00%, 8/01/18	1,160,000	1,289,955
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16	1,200,000	1,216,152
3.00%, 7/01/17	1,250,000	1,298,163
3.00%, 7/01/18	1,195,000	1,254,272
		25,678,292
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,014,250
California 5.3%
California State Economic Recovery GO, Series A, Pre-Refunded, 5.00%, 7/01/22	8,000,000	8,315,360
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,730,448
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,861,450
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put 2/01/17, Series A, 1.125%, 2/01/39	5,000,000	4,996,150
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%,
10/01/19	2,000,000	2,001,200
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%,
10/01/20	1,000,000	1,000,400
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%,
10/01/21	5,880,000	5,880,882
Coachella Valley USD, GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%,
8/01/16	1,110,000	1,147,851
8/01/17	1,220,000	1,298,458
8/01/18	1,265,000	1,362,253
8/01/19	1,330,000	1,455,299
Glendale USD, GO, Los Angeles County, Election of 2011, Series B, 2.00%, 9/01/15	5,665,000	5,665,000
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%,
6/01/18	1,000,000	1,115,800

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G,
Refunding, Second Series, NATL Insured, 5.00%, 5/01/23	$11,675,000	$12,016,494
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/15	1,000,000	1,006,860
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C,
AGMC Insured, zero cpn., 6/01/18	810,000	787,053
		57,640,958
Colorado 0.8%
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding,
4.00%, 12/15/15	1,450,000	1,466,095
5.00%, 12/15/18	2,800,000	3,158,904
El Paso County GO, School District No. 20, Refunding, 4.00%, 12/15/15	1,000,000	1,011,040
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,163,068
Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%,
12/01/15	1,500,000	1,517,850
		8,316,957
Connecticut 3.9%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue,
Mandatory Put 2/01/17, Series T-2, 0.60%, 7/01/29	5,000,000	4,995,800
Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,502,405
Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49	23,070,000	23,017,400
Mandatory Put 7/11/18, Refunding, Series A, 1.375%, 7/01/35	8,000,000	8,072,960
		42,588,565
Florida 5.5%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Pre-Refunded, 5.00%, 4/01/34	16,250,000	16,693,462
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,395,300
6.00%, 6/01/17	8,000,000	8,701,520
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,189,700
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
7/01/18	11,480,000	12,022,430
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,098,160
[a]Lakeland Energy System Revenue, Refunding, Weekly FRN, 0.77%, 10/01/17	3,000,000	3,017,940
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,729,227
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
1.75%, 9/01/27	2,000,000	1,991,220
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%,
6/01/16	1,580,000	1,624,035
		59,462,994
Georgia 3.4%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,431,535
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Mandatory Put
6/01/17,
First Series, 1.75%, 12/01/49	5,000,000	5,071,650
Second Series, 1.75%, 12/01/49	5,000,000	5,071,650
Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put
10/01/19, Series A, 1.875%, 4/01/33	2,500,000	2,502,925

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	$2,350,000	$2,534,968
Series G, 5.00%, 10/01/17	10,000,000	10,510,900
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17,
First Series, 1.70%, 6/01/49	5,000,000	5,067,650
		37,191,278
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,593,042
Illinois 7.6%
Chicago Housing Authority Capital Program Revenue, AGMC Insured,
ETM, 5.00%, 7/01/16	5,000,000	5,183,050
Pre-Refunded, 5.00%, 7/01/19	7,455,000	7,727,928
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,446,104
5.50%, 1/01/17	1,000,000	1,063,590
Dolton GO, Cook County, Refunding, Series B, AGMC Insured, 3.50%, 12/01/15	1,245,000	1,254,636
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured,
4.00%, 7/01/17	1,010,000	1,064,358
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,003,090
4.00%, 12/01/18	1,000,000	1,080,850
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19,
1.65%, 7/01/25	10,000,000	10,053,000
Illinois State GO,
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,032,400
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,099,960
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,354,400
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17	10,000,000	10,904,100
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Illinois Department of
Employment Security, Series B, 5.00%, 12/15/17	6,000,000	6,334,560
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,485,813
12/15/18	1,475,000	1,545,122
Regional Transportation Authority Revenue, Series A, NATL Insured, 5.00%, 7/01/21	5,410,000	5,605,734
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community
Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,845,977
		82,084,672
Indiana 1.3%
Decatur Township Multi-School Building Corp. Revenue, first mortgage, Series B, Refunding,
AGMC Insured, 3.50%, 1/15/23	10,000,000	10,173,900
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17,
Series A-5, 2.00%, 11/01/27	3,500,000	3,576,790
		13,750,690
Kansas 0.7%
[a]Kansas State Department of Transportation Highway Revenue, Refunding,
Series A-3, Weekly FRN, 0.32%, 9/01/15	1,500,000	1,500,000
Series B-5, Monthly FRN, 0.526%, 9/01/19	5,700,000	5,687,403
		7,187,403

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Kentucky 0.6%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project,
Mandatory Put 8/01/19, 2.20%, 2/01/35	$7,000,000	$7,047,110
Louisiana 0.6%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding, 5.00%,
8/15/16	2,505,000	2,616,598
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Refunding, 5.00%,
6/01/17	3,500,000	3,750,285
		6,366,883
Maryland 2.2%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18,
Series A, Weekly FRN, 1.27%, 7/01/34	6,000,000	6,004,800
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding,
5.00%, 5/01/19	7,500,000	8,532,150
Maryland State GO, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	9,031,840
		23,568,790
Massachusetts 2.3%
Massachusetts State Development Finance Agency Revenue, Boston University Issue, Refunding,
Series Z-1, 1.50%, 8/01/19	7,000,000	7,058,520
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge
Program, Series A, 5.00%, 6/15/19	11,370,000	12,972,260
Massachusetts State Health and Educational Facilities Authority Revenue,
Amherst College Issue, Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,989,360
Cape Cod Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%, 11/15/15	1,000,000	1,007,400
		25,027,540
Michigan 3.0%
Detroit GO, Distributable State Aid, 5.00%, 11/01/16	6,120,000	6,280,344
Garden City GO, Refunding, AGMC Insured, 4.00%, 4/01/16	1,415,000	1,446,116
Jackson GO, Downtown Development, Capital Appreciation, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,358,149
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%,
10/15/17	1,500,000	1,630,290
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,369,000
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,640,544
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, ETM, 5.25%, 8/01/17	7,000,000	7,604,940
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%,
1/01/17	1,000,000	1,027,510
		32,356,893
Minnesota 1.2%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement
Program, Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	620,211
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,747,442
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B,
NATL Insured, 5.00%, 1/01/23	5,925,000	6,250,519
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,027,900
		12,646,072

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri 0.4%
Jackson County Reorganized School District No. 7 GO, LEE’s Summit R-7, Refunding, 2.00%,
3/01/16	$1,800,000	$1,816,452
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, Refunding, 3.00%,
3/01/16	1,000,000	1,013,980
3/01/17	1,500,000	1,553,475
		4,383,907
Nevada 4.4%
Clark County School District GO, Building,
Series B, AMBAC Insured, 5.00%, 6/15/20	12,250,000	13,140,943
Series C, 5.00%, 6/15/23	9,920,000	10,815,776
Nevada State GO,
Capital Improvement and Cultural Affairs, Series C, 5.00%, 6/01/20	7,115,000	7,879,364
Nevada Municipal Bond Bank Project Nos. R-9A R-9B R-9C R-10 R-11 and R-12, Series F,
AGMC Insured, 5.00%, 12/01/20	135,000	135,497
Truckee Meadows Water Authority Water Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	15,010,000	15,865,870
		47,837,450
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,912,760
New Jersey 5.7%
Bergen County GO, General Improvement, 4.00%, 11/15/15	5,100,000	5,139,729
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,049,200
Jersey City GO, General Improvement and Qualified Water Improvement, Refunding, Series A,
BAM Insured, 4.00%,
8/01/18	2,000,000	2,148,360
8/01/19	1,330,000	1,446,309
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	10,466,600
[a]Series H, Weekly FRN, 0.92%, 2/01/17	3,000,000	2,965,050
Series N-1, NATL Insured, Pre-Refunded, 5.00%, 9/01/18	6,600,000	6,600,000
New Jersey State Environmental Infrastructure Trust Revenue,
Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	15,690
Environmental-2013, Series A, Pre-Refunded, 5.00%, 9/01/22	80,000	83,764
Environmental-2014, Series A, 5.00%, 9/01/22	3,025,000	3,161,730
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,512,627
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	17,358,016
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,288,316
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%,
5/01/17	1,000,000	1,071,400
		61,306,791
New Mexico 2.6%
Farmington PCR, Southern California Edison, Mandatory Put 4/01/20, Refunding, Series A, 1.875%,
4/01/29	9,000,000	8,986,230
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,
12/01/15	4,000,000	4,036,760
New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,536,629

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Semiannual Report 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Mexico (continued)
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured,
3.00%, 4/01/16	$1,000,000	$1,011,660
3.00%, 4/01/17	750,000	769,845
3.50%, 4/01/19	1,000,000	1,029,510
		28,370,634
New York 10.8%
Beekmantown CSD, GO, Refunding, AGMC Insured, 2.00%, 6/15/16	1,075,000	1,081,934
East Meadow Union Free School District GO, Nassau County, Refunding, 4.00%,
8/15/16	1,000,000	1,035,460
8/15/17	1,000,000	1,063,400
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,140,454
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	9,787,952
New York City GO,
Fiscal 2008, Refunding, Series A-1, 5.00%, 8/01/19	20,000,000	21,605,800
Refunding, Series G, 5.25%, 8/01/16	9,010,000	9,417,162
Refunding, Series G, 5.00%, 8/01/20	7,000,000	8,123,290
New York State Dormitory Authority Revenues, Non-State Supported Debt,
Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 1, 5.00%, 1/15/19	4,000,000	4,357,480
Rochester General Hospital, Assured Guaranty, ETM, 5.00%, 12/01/15	100,000	101,177
School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,003,910
Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,362,668
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, 5.00%, 12/15/18	2,785,000	2,947,700
Education, Series C, Pre-Refunded, 5.00%, 12/15/18	3,380,000	3,576,108
General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	7,025,950
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park,
Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	205,552
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,202,987
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	16,920,300
Patchogue-Medford Union Free School District GO, Refunding, Series B, 3.00%, 7/01/16	1,000,000	1,021,710
Rochester GO, Refunding, Series IV, 2.00%, 10/15/15	1,850,000	1,854,199
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%,
10/01/16	9,910,000	10,337,121
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%,
7/01/16	1,250,000	1,292,688
7/01/17	3,000,000	3,217,320
[b]Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	5,323,074
		117,005,396
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,681,125
North Carolina Eastern Municipal Power Agency Power System Revenue, Assured Guaranty,
Pre-Refunded, 5.25%, 1/01/19	2,350,000	2,590,099
		10,271,224

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio 4.4%
Akron COP, District Energy Project, 2.75%, 12/01/16	$975,000	$991,458
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding,
Series A, 5.00%, 2/15/20	7,000,000	7,995,610
Butler County GO, Various Purpose, Refunding, 3.00%,
12/01/15	935,000	941,134
12/01/16	500,000	514,725
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,436,800
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,717,442
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,215,455
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured,
5.00%, 11/15/20	2,370,000	2,491,534
Pre-Refunded, 5.00%, 11/15/20	2,630,000	2,774,334
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%, 11/01/15	1,465,000	1,469,512
Marysville Waste Water Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,134,120
Northeast Regional Sewer District Revenue, Refunding, 5.00%, 11/15/17	5,750,000	6,272,905
Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University
Project, 4.00%, 12/01/17	2,225,000	2,378,926
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 3.00%,
12/01/15	1,210,000	1,218,397
12/01/16	1,265,000	1,304,658
Toledo GO, Various Purpose Improvement, Refunding, AGMC Insured, 3.00%, 12/01/15	1,185,000	1,192,868
		48,049,878
Oklahoma 1.1%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman
Public Schools Project, 5.00%, 7/01/17	3,040,000	3,267,149
Oklahoma County ISD No. 89 GO, Oklahoma City School District, 2.00%, 7/01/16	4,195,000	4,253,898
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools
Project, 4.00%, 9/01/15	4,000,000	4,000,000
		11,521,047
Pennsylvania 6.0%
Beaver County IDAR, Pollution Control, FirstEnergy Generation Project, Mandatory Put 6/01/20,
Refunding, Series A, 3.50%, 4/01/41	3,500,000	3,521,210
Hempfield Area School District Westmoreland County GO, Refunding,
3.00%, 10/15/16	965,000	990,293
4.00%, 10/15/17	1,615,000	1,715,162
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,000,000
[a]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Weekly FRN, 1.17%,
12/01/19	5,000,000	5,045,800
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
3.50%, 7/01/16	6,190,000	6,324,447
4.00%, 7/01/17	4,795,000	4,991,691
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	10,838,200
Philadelphia School District GO, Refunding, Series C, 5.00%,
9/01/15	1,500,000	1,500,000
9/01/16	2,630,000	2,739,987
9/01/17	2,750,000	2,953,637

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	$4,250,000	$4,489,870
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	4,717,215
4/01/18	4,035,000	4,310,268
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series A,
Assured Guaranty, ETM, 5.00%, 7/01/16	1,325,000	1,376,330
		65,514,110
Rhode Island 1.4%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan,
Refunding, Series A,
2.00%, 8/01/16	7,585,000	7,705,753
5.00%, 8/01/18	6,290,000	6,998,506
		14,704,259
South Carolina 0.9%
Charleston Educational Excellence FICO Revenue, Installment Purchase, Charleston County School
District Project, Pre-Refunded, 5.25%, 12/01/24	10,000,000	10,123,800
Tennessee 0.7%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,095,760
Texas 5.9%
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
Series A,
4.00%, 11/15/15	1,700,000	1,713,345
4.00%, 11/15/16	600,000	626,346
5.00%, 11/15/17	500,000	545,700
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	458,473
Brownsville Utility System Revenue, Refunding, 5.00%,
9/01/16	1,500,000	1,565,640
9/01/17	1,000,000	1,078,790
City of Dallas Waterworks and Sewer System Revenue, Improvement, AGMC Insured, Pre-Refunded,
5.00%, 10/01/31	5,000,000	5,019,000
Cypress-Fairbanks ISD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/20	5,780,000	6,070,329
Dallas Area Rapid Transit Sales Tax Revenue, senior lien,
AMBAC Insured, Pre-Refunded, 4.50%, 12/01/24	3,890,000	4,085,745
Refunding, AMBAC Insured, 4.50%, 12/01/24	2,830,000	2,965,897
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,185,020
Leander ISD, GO, Williamson and Travis Counties, Capital Appreciation, Series D, Refunding,
PSF Guarantee, zero cpn., 8/15/16	1,000,000	997,350
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health,
Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,085,000	1,172,277
Series A, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/18	10,000	10,449
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%,
7/01/19	5,845,000	6,682,881
Texas State PFAR,
Southern University Financing System, Refunding, BAM Insured, 4.00%, 11/01/15	3,160,000	3,176,811
Southern University Financing System, Refunding, BAM Insured, 5.00%, 11/01/16	2,000,000	2,091,860
Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%, 7/01/17	7,420,000	7,765,253

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Revenue, State Highway Fund, first tier,
Refunding, Series A, 5.00%, 4/01/19	$5,000,000	$5,676,550
Series A, Pre-Refunded, 5.00%, 4/01/20	4,195,000	4,309,482
Wylie ISD, GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn.,
8/15/16	2,535,000	2,520,259
8/15/17	3,775,000	3,713,807
		64,431,264
Utah 0.2%
Nebo School District GO, Utah County, Refunding, Series A, 2.00%,
7/01/16	1,200,000	1,201,740
7/01/17	1,000,000	1,000,970
		2,202,710
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,466,346
Washington 1.9%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,400,080
Pierce County School District No. 010 Tacoma GO, Refunding, Series A, AGMC Insured, 5.00%,
12/01/19	5,575,000	5,640,228
12/01/20	5,475,000	5,538,893
Snohomish County Everett School District No. 2 GO, Refunding, 4.00%, 12/01/17	2,400,000	2,573,808
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	3,917,552
		20,070,561
Wisconsin 0.5%
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,688,100
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	5,766,360
4.00%, 6/15/18	4,510,000	4,790,342
2.125%, 12/15/18	580,000	579,901
5.00%, 12/15/18	9,000,000	9,776,340
		20,912,943

Total Municipal Bonds before Short Term Investments (Cost $994,283,398)	.	1,005,061,823
Short Term Investments 2.7%
Municipal Bonds 2.7%
California 0.5%
California State Public Works Board Lease Revenue, The Regents of the University of California,
Various University of California Project, Series G, ETM, 5.00%, 12/01/15	5,000,000	5,059,500
Georgia 0.9%
Bartow County School District GO, Series A, 4.00%, 10/01/15	10,000,000	10,031,700
Missouri 0.1%
Missouri State Highways and Transit Commission State Road Revenue, second lien, 5.00%,
5/01/16	1,035,000	1,067,799

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Semiannual Report 85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
New Jersey 0.5%
Garden State Preservation Trust Open Space and Farmland Preservation Revenue, Forward
Delivery, Series B, NATL Insured, 6.375%, 11/01/15	$5,000,000	$5,046,850
Oregon 0.1%
Oregon State GO, State Property, Various Projects, Series J, 5.00%, 5/01/16	1,710,000	1,764,429
Pennsylvania 0.5%
Hempfield Area School District Westmoreland County GO, Refunding, 1.00%, 10/15/15	5,430,000	5,434,887
Utah 0.1%
[b]Nebo School District GO, Utah County, Refunding, 5.00%, 7/01/16	1,025,000	1,064,791
Total Short Term Investments (Cost $29,478,041)		29,469,956
Total Investments (Cost $1,023,761,439) 95.4%		1,034,531,779
Other Assets, less Liabilities 4.6%		49,426,762
Net Assets 100.0%		$1,083,958,541

See Abbreviations on page 162.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis. See Note 1(b).

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86 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin High Yield Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.68	$10.15	$10.98	$10.59	$9.60	$9.99
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.47	0.46	0.51	0.52
Net realized and unrealized gains (losses)	(0.32)	0.54	(0.84)	0.38	1.00	(0.39)
Total from investment operations	(0.10)	1.00	(0.37)	0.84	1.51	0.13
Less distributions from net investment
income	(0.22)	(0.47)	(0.46)	(0.45)	(0.52)	(0.52)
Net asset value, end of period	$10.36	$10.68	$10.15	$10.98	$10.59	$9.60

Total return[d]	(0.90)%	9.99%	(3.20)%	7.95%	16.20%	1.19%

Ratios to average net assets[e]
Expenses	0.65%	0.65%	0.63%	0.65%	0.64%	0.63%
Net investment income	4.23%	4.39%	4.64%	4.22%	5.12%	5.18%

Supplemental data
Net assets, end of period (000’s)	$4,985,530	$5,244,428	$5,014,941	$6,559,328	$5,881,103	$5,133,343
Portfolio turnover rate	5.08%	8.29%	17.08%	10.47%	8.86%	18.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.86	$10.31	$11.14	$10.75	$9.73	$10.12
Income from investment operations[b]:
Net investment income[c]	0.20	0.41	0.42	0.40	0.47	0.47
Net realized and unrealized gains (losses)	(0.34)	0.55	(0.85)	0.38	1.02	(0.40)
Total from investment operations	(0.14)	0.96	(0.43)	0.78	1.49	0.07
Less distributions from net investment
income	(0.19)	(0.41)	(0.40)	(0.39)	(0.47)	(0.46)
Net asset value, end of period	$10.53	$10.86	$10.31	$11.14	$10.75	$9.73

Total return[d]	(1.25)%	9.43%	(3.77)%	7.33%	15.68%	0.59%

Ratios to average net assets[e]
Expenses	1.20%	1.20%	1.18%	1.20%	1.19%	1.18%
Net investment income	3.68%	3.84%	4.09%	3.67%	4.57%	4.63%

Supplemental data
Net assets, end of period (000’s)	$1,045,512	$1,100,883	$1,042,823	$1,446,670	$1,219,076	$996,921
Portfolio turnover rate	5.08%	8.29%	17.08%	10.47%	8.86%	18.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.72	$10.18	$11.02	$10.63	$9.63	$10.02
Income from investment operations[b]:
Net investment income[c]	0.23	0.47	0.49	0.47	0.53	0.53
Net realized and unrealized gains (losses)	(0.32)	0.55	(0.86)	0.38	1.00	(0.39)
Total from investment operations	(0.09)	1.02	(0.37)	0.85	1.53	0.14
Less distributions from net investment
income	(0.23)	(0.48)	(0.47)	(0.46)	(0.53)	(0.53)
Net asset value, end of period	$10.40	$10.72	$10.18	$11.02	$10.63	$9.63

Total return[d]	(0.85)%	10.16%	(3.19)%	8.03%	16.37%	1.29%

Ratios to average net assets[e]
Expenses	0.55%	0.55%	0.53%	0.55%	0.54%	0.53%
Net investment income	4.33%	4.49%	4.74%	4.32%	5.22%	5.28%

Supplemental data
Net assets, end of period (000’s)	$2,299,785	$2,194,757	$1,737,090	$2,156,523	$1,438,591	$848,957
Portfolio turnover rate	5.08%	8.29%	17.08%	10.47%	8.86%	18.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin High Yield Tax-Free Income Fund
	Units	Value
Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b]1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal
	Amount
Corporate Bonds (Cost $4,133,514) 0.0%†
Consumer Discretionary 0.0%†
[b,c]1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,133,514	4,136,448
Municipal Bonds 99.0%
Alabama 1.8%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,930,420
[d]Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s
Hospital, Refunding, 4.00%, 6/01/32	10,000,000	9,999,500
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,052,075
Jefferson County Sewer Revenue, Capital Appreciation, wts., sub. lien, Refunding,
Series E, zero cpn., 10/01/28	7,350,000	3,292,139
Series E, zero cpn., 10/01/29	13,465,000	5,535,865
Series E, zero cpn., 10/01/30	19,050,000	7,175,182
Series E, zero cpn., 10/01/31	24,845,000	8,563,326
Series E, zero cpn., 10/01/32	30,825,000	9,745,632
Series E, zero cpn., 10/01/33	35,700,000	10,392,627
Series E, zero cpn., 10/01/34	28,020,000	7,491,427
Series E, zero cpn., 10/01/35	15,000,000	3,689,100
Series E, zero cpn., 10/01/36	12,425,000	2,802,459
Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	49,974,000
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.25%, 3/01/33	5,500,000	6,822,530
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Project, Series A,
5.80%, 5/01/34	3,000,000	3,410,250
5.375%, 12/01/35	3,250,000	3,619,818
		147,496,350
Alaska 0.1%
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,918,256
Arizona 2.4%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series A, 5.00%, 1/01/44	14,875,000	16,260,458
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,893,900
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, Pre-Refunded,
5.00%, 7/01/36	10,000,000	10,156,500
[d]Lake Havasu City Waste Water System Revenue, Refunding, Series B, AGMC Insured, 5.00%,
7/01/43	10,000,000	10,921,900
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	22,943,200
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,391,850
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16,
Refunding, Series D, 5.75%, 6/01/34	10,750,000	11,117,757
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,394,400
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,192,050

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90 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	$15,405,000	$16,904,061
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,064,800
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	6,941,880
5.50%, 12/01/29	11,105,000	13,085,577
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded,
6.00%, 7/01/24	250,000	293,732
6.25%, 7/01/29	1,000,000	1,184,230
6.50%, 7/01/39	1,500,000	1,790,310
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc.
Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	13,843,360
		201,379,965
California 17.9%
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	8,948,557
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,910,000	3,939,481
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded,
5.50%, 4/01/43	29,685,000	33,229,389
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
5.35%, 9/01/36	3,680,000	3,692,328
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,140,000	3,280,452
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,699,852
Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	12,735,000	12,734,618
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	10,000,000	10,087,000
California Infrastructure and Economic Development Bank Revenue, North County Center for
Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%,
12/01/30	10,300,000	12,107,032
12/01/35	5,000,000	5,763,050
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	33,451,411
5.25%, 11/01/40	47,000,000	53,980,910
Refunding, 5.25%, 3/01/30	70,000,000	80,316,600
Refunding, 5.50%, 3/01/40	60,000,000	69,346,800
Refunding, 5.00%, 10/01/41	10,000,000	11,121,000
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	6,013,650
11/01/38	8,000,000	9,483,040
California State Municipal Finance Authority Revenue,
Baptist University, Series A, 5.50%, 11/01/45	17,400,000	17,438,802
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	6,477,050
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	6,376,560
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%,
11/01/29	7,365,000	8,719,792
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%,
11/01/34	17,560,000	20,751,179
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,143,113

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Semiannual Report 91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	$3,125,000	$3,423,125
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,527,500
Monterey Institute International, 5.50%, 7/01/31	12,300,000	13,903,305
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,509,950
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,745,900
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,176,000
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project, Series A,
6.00%, 9/01/37	9,905,000	10,202,150
Centinela Valley UHSD, GO, County of Los Angeles, Capital Appreciation, Election of 2010,
Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,554,020
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C,
AMBAC Insured, zero cpn.,
8/01/33	15,000,000	6,269,400
8/01/34	10,000,000	3,967,500
Chino CFD Special Tax, No. 2003-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,237,150
Chula Vista CFD Special Tax, No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,670,000	1,686,700
Compton Community College District GO, Capital Appreciation, Election of 2002, Series D,
BAM Insured, zero cpn.,
8/01/30	3,425,000	1,738,051
8/01/32	4,000,000	1,747,320
8/01/34	4,560,000	1,705,942
8/01/36	5,250,000	1,687,140
8/01/37	3,065,000	913,186
8/01/38	6,000,000	1,661,040
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,500,000
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24,
5.40% thereafter, 1/15/30	10,000,000	7,578,400
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24,
5.50% thereafter, 1/15/31	7,295,000	5,547,045
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,476,832
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,662,707
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%,
6/01/40	4,000,000	4,404,760
6/01/45	42,030,000	46,066,981
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,111,257
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	59,161,040
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	10,000	10,008
[b]Series J-2C, 8.50%, 1/01/24	100,000	100,061
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,294,916
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	37,684,352
Series B, 7.00%, 11/01/34	20,000,000	27,030,600
Series C, 6.50%, 11/01/39	20,000,000	26,244,600
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,417,200

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Palmdale Elementary School District Special Tax, CFD No. 90-1, Capital Appreciation, Series A,
AGMC Insured,
zero cpn., 8/01/28	$1,500,000	$848,700
zero cpn., 8/01/30	1,250,000	627,100
zero cpn., 8/01/31	1,250,000	589,513
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,676,800
Poway USD Special Tax, CFD No. 14, Del Sur, Pre-Refunded, 5.25%, 9/01/36	7,465,000	7,539,650
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	1,758,160
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,262,150
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,268,300
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	1,674,750
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,765,447
The Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,015,000
Improvement Area 1, 5.40%, 9/01/36	6,160,000	6,160,000
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,900,000
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,550,000
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,599,700
7.50%, 12/01/41	15,000,000	18,178,950
San Diego USD, GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation,
Election of 2008,
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	22,554,346
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	16,647,171
Series G, zero cpn., 7/01/34	5,000,000	2,048,000
Series G, zero cpn., 7/01/35	10,000,000	3,844,900
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/29	10,000,000	11,173,900
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	23,678,635
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	23,650,782
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	43,813,199
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	36,382,836
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	102,048,392
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	103,231,674
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,072,600
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	26,146,500
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project,
6.50%, 5/01/42	10,000,000	11,970,400
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	13,825,200
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A,
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	36,720,500
San Ysidro School District GO, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/42	10,000,000	2,626,000
8/01/43	12,500,000	3,106,750
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	2,000,760
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,964,855

franklintempleton.com

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Semiannual Report 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	$9,855,000	$11,360,450
[b,e,f]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	39,763
7.00%, 9/01/38	12,175,000	30,438
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	21,086,953
		1,492,487,028
Colorado 3.3%
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%,
6/01/45	10,000,000	10,543,700
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	22,022,200
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	10,494,463
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding,
Series A, 5.25%, 10/01/32	5,000,000	5,166,650
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured,
5.00%, 12/01/30	15,000,000	15,284,100
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	9,351,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,960,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	8,076,159
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	4,393,000
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,653,450
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,000,000
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,000,000
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,000,000
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,008,820
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	3,013,117
6.25%, 11/15/28	12,500,000	15,463,625
6.50%, 11/15/38	90,100,000	117,585,005
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,232,725
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
12/01/28	7,640,000	7,642,521
[b,g]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,130,000
		279,020,535
Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Hartford Healthcare Issue, Series F, 5.00%, 7/01/45	20,000,000	21,627,800
[d]Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	10,000,000	10,801,900
		32,429,700
District of Columbia 2.5%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue,
Assured Guaranty, Pre-Refunded, 5.25%, 7/15/38	11,000,000	12,291,180
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,591,530
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,014,157
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,799,702
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,426,632

94 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Revenue, (continued)
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	$3,750,000	$4,080,600
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,866,588
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,243,545
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	14,063,530
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,530,163
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	993,543
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	22,000,000	26,661,360
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	21,817,250
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	70,995,759
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention
Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,847,000
		206,222,539
Florida 7.0%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,250,000	4,223,735
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,810,000	4,952,424
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Series B, Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,818,850
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,110,000	1,111,143
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,261,077
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,248,800
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,180,000	1,182,738
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%,
6/01/17	25,000,000	27,192,250
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,132,940
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,339,080
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,254,252
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	9,959,499
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,403,350
Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%,
10/01/35	6,240,000	6,662,386
10/01/40	3,000,000	3,187,830
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	34,720,000	35,211,635
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement,
Series A,
5.375%, 6/01/46	5,205,000	5,301,292
Pre-Refunded, 5.375%, 6/01/46	12,745,000	13,209,938
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,302,715
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,460,000	2,370,997
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	750,000	710,468
[b,e]Series C, 7.00%, 5/01/30	4,163,999	2,081,999
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%,
11/15/40	21,575,000	23,186,437
11/15/45	10,885,000	11,646,079

franklintempleton.com	Semiannual Report | 95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors,
Refunding,
5.875%, 1/01/19	$870,000	$931,265
6.25%, 1/01/28	1,230,000	1,294,575
6.375%, 1/01/43	2,250,000	2,370,713
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	4,136,110
[d]5.00%, 11/15/45	7,500,000	7,853,700
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,539,024
Refunding, Series A, 5.00%, 10/01/38	40,000,000	43,566,800
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,232,043
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	47,903,920
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation,
Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	5,739,750
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,755,313
Refunding, Series A, 5.00%, 5/01/32	10,000,000	10,929,600
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,482,704
Miami-Dade County Special Obligation Revenue, Refunding, Series A, 5.00%, 10/01/30	5,000,000	5,640,100
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	4,488,448
6.25%, 10/01/43	6,865,000	8,035,345
Northern Palm Beach County ID Special Assessment, Water Control and Improvement,
Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,723,058
Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,098,100
Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	815,512
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	8,792,484
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,105,027
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	920,000	923,312
5.375%, 5/01/31	1,375,000	1,393,700
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,697,270
[b,e]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,062,470
[b]River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	600,000	519,408
5/01/30	1,590,000	1,362,662
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,800,000	6,636,936
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding, 5.00%, 5/01/36	12,500,000	13,369,375
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group,
5.00%, 8/15/32	15,000,000	15,951,300
Refunding, 5.00%, 8/15/42	15,500,000	16,351,260
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,725,000	1,726,639
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%,
5/01/29	6,245,000	6,259,239
5/01/35	3,915,000	3,828,713
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	7,300,000	7,919,405

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96 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	$7,620,000	$8,928,354
7.00%, 5/01/41	6,835,000	8,347,927
Refunding, 5.00%, 5/01/22	1,395,000	1,448,945
Refunding, 5.25%, 5/01/31	2,010,000	2,256,627
Refunding, 5.50%, 5/01/42	2,040,000	2,322,010
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	2,000,000	2,272,660
5.00%, 5/01/32	5,800,000	6,399,662
5.125%, 5/01/43	8,800,000	9,758,496
6.00%, 5/01/44	8,000,000	9,165,600
Village CDD No. 11 Special Assessment Revenue, 4.125%, 5/01/29	3,230,000	3,303,386
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	645,000	645,393
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,760,000	1,772,232
		583,008,486
Georgia 3.6%
The Atlanta Development Authority Revenue, New Downtown Atlanta Stadium Project,
second lien, Series B, 5.00%, 7/01/44	4,500,000	4,904,505
senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,422,520
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,038,012
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/40	30,000,000	33,817,800
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	36,130,800
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,963,300
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
12/01/28	1,470,000	1,359,750
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	59,709,100
Series E, 7.00%, 1/01/23	25,000,000	27,792,000
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured,
5.00%, 6/15/40	2,000,000	2,140,980
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real
Estate Foundations Projects, Junior Subordinate, Refunding, Series C, 5.00%,
7/15/33	2,700,000	2,859,435
7/15/38	3,000,000	3,128,010
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care
System Project, ETM,
6.25%, 10/01/18	2,840,000	3,081,712
6.375%, 10/01/28	8,000,000	10,074,480
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,044,850
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding,
5.125%, 3/01/37	6,500,000	6,086,015
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, Refunding, 5.00%, 8/01/34	10,000,000	11,087,600
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	5,923,600
9/15/27	4,000,000	4,715,400
9/15/28	10,000,000	11,791,000
[d]Municipal Electric Authority of Georgia Revenue, Plant Voltage Units 3 and 4 Project J, Series A,
5.50%, 7/01/60	17,000,000	18,617,720

franklintempleton.com	Semiannual Report | 97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Richmond County Development Authority Environmental Improvement Revenue, International
Paper Co. Project, Series A, 6.25%, 11/01/33	$7,000,000	$7,989,310
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	4,865,000	5,552,571
		300,230,470
Hawaii 0.3%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	5,993,979
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,544,150
The Queen’s Health Systems, Refunding, Series A, 5.00%, 7/01/35	10,000,000	11,264,400
		25,802,529
Idaho 0.7%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A,
6.75%, 11/01/37	12,500,000	14,280,625
5.00%, 3/01/44	5,000,000	5,342,250
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,689,655
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,516,875
		57,829,405
Illinois 5.5%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,094,000	2,640,296
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	7,695,270
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,862,240
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,020
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
6.625%, 10/01/43	5,250,000	6,504,960
Cary Special Tax, Special Service Area No. 2, Refunding, Assured Guaranty, 5.00%, 3/01/30	3,025,000	3,065,232
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,491,980
General Airport, third lien, Series A, NATL Insured, 5.00%, 1/01/33	15,000,000	15,202,650
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,304,659
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,382,242
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,646,470
5.00%, 12/01/44	31,260,000	32,839,568
Chicago Wastewater Transmission Revenue, Project, second lien, 5.00%, 1/01/39	11,000,000	11,254,980
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	36,037,064
Illinois State Finance Authority Education Revenue, Illinois Charter Schools Project - Noble Network
of Charter Schools, Refunding, 5.00%,
9/01/25	2,750,000	3,003,798
9/01/32	3,750,000	3,907,162
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 4.00%, 8/01/38	13,000,000	12,756,510
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,118,500
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,594,395
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,688,325
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	14,445,000	15,748,228
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,838,600

98 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
Roosevelt University Project, Refunding, 6.25%, 4/01/29	$2,500,000	$2,669,850
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	20,639,129
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,912,200
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	17,240,000	18,794,358
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,455,251
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	10,092,100
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,731,500
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,811,075
Illinois State Finance Authority Water Facility Revenue, American Water Capital Corp. Project,
5.25%,
10/01/39	15,350,000	16,159,252
5/01/40	10,415,000	10,976,577
Illinois State GO,
5.25%, 7/01/29	15,000,000	15,613,800
5.25%, 7/01/31	5,000,000	5,161,500
5.50%, 7/01/38	5,000,000	5,235,750
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
Expansion Project,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 6/15/45	18,100,000	3,702,174
Capital Appreciation, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	3,635,900
Series A, 5.50%, 6/15/50	10,475,000	10,716,868
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	7,500,000	9,843,600
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage
Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,122,490
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,231,120
Refunding, 6.00%, 6/01/28	24,650,000	28,608,790
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	3,900,000	3,617,367
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,133,000	4,062,243
		457,381,043
Indiana 1.9%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	6,220,000	6,436,332
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group,
Pre-Refunded, 5.25%, 8/01/36	5,000,000	5,224,550
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,689,100
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana,
Pre-Refunded, 5.25%, 11/15/35	12,000,000	12,122,040
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,430,200
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.00%, 3/01/36	17,000,000	18,570,630
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	5,011,750
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,474,500
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,170,250
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,665,450
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	19,620,000	20,430,895

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Series A, 4.00%, 10/01/42	$22,620,000	$23,208,798
Indiana State Health and Educational Facility Financing Authority Hospital Revenue, Community
Foundation of Northwest Indiana Obligated Group,
Pre-Refunded, 5.50%, 3/01/37	4,185,000	4,494,857
Refunding, 5.50%, 3/01/37	3,815,000	4,026,275
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	4,000,000	4,502,880
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C,
NATL Insured,
5.60%, 11/01/16	10,000,000	10,524,800
5.85%, 4/01/19	5,000,000	5,672,500
		161,655,807
Iowa 0.5%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University
Project, Refunding, 6.00%, 9/01/39	11,000,000	11,409,970
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	33,822,324
		45,232,294
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,154,188
Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health
System Inc., Refunding, Series A, 6.50%, 3/01/45	18,330,000	20,747,727
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville
Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,314,650
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue, Downtown
Crossing Project, Capital Appreciation, zero cpn. to 6/30/23,
6.60% thereafter, 7/01/39	10,000,000	7,187,000
6.75% thereafter, 7/01/43	5,000,000	3,551,050
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine
University Inc. Project,
5.625%, 5/01/29	5,555,000	6,075,670
6.125%, 5/01/39	5,000,000	5,443,250
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and
St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,956,360
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,604,790
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	9,062,560
5.375%, 6/01/40	10,000,000	10,780,800
		91,723,857
Louisiana 2.7%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,046,939
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp.
Projects,
6.75%, 11/01/32	41,250,000	45,188,550
Series A, 6.50%, 8/01/29	9,000,000	10,612,800
Series A-2, 6.50%, 11/01/35	8,000,000	9,455,040

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	$10,000,000	$12,049,200
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,088,750
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,788,300
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,003,405
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	3,755,000	3,992,091
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,210,000	7,530,340
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,305,000	7,647,312
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,790,000	3,010,550
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,695,000	2,919,440
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	56,075,000	57,821,736
St. Tammany Public Trust Financing Authority Revenue, Christwood Project, Refunding, 5.25%,
11/15/29	1,200,000	1,240,596
11/15/37	1,650,000	1,651,056
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A,
5.25%, 5/15/35	1,000,000	1,067,050
		227,113,155
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,744,318
7.00%, 7/01/41	10,000,000	11,208,400
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,822,080
		20,774,798
Maryland 0.7%
Baltimore Project Revenue, Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44	15,235,000	17,052,383
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,551,180
Maryland State Community Development Administration Department of Housing and CDR, Housing,
Series A, 5.875%, 7/01/16	115,000	115,335
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility,
Refunding, 5.75%, 9/01/25	8,600,000	8,771,656
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	14,254,926
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,621,030
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,215,528
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43	6,000,000	6,672,240
		59,254,278
Massachusetts 1.3%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	15,414,600
General Transportation System, Series A, 7.00%, 3/01/21	775,000	931,155
General Transportation System, Series A, ETM, 7.00%, 3/01/21	560,000	594,339
Massachusetts State Development Finance Agency Revenue,
Green Bonds, Boston Medical Center Issue, Series D, 5.00%, 7/01/44	10,000,000	10,539,300
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,454,480
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,146,840
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,447,492

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put
5/01/19, Pre-Refunded, 5.75%, 12/01/42	$3,700,000	$4,309,871
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding,
Series K, 5.25%, 7/01/29	8,990,000	9,811,057
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,083,136
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	43,870,750
		105,603,020
Michigan 5.6%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	19,095,741
Detroit GO, Distributable State Aid, 5.25%, 11/01/35	23,000,000	24,816,770
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,843,472
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,066,300
Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	5,804,150
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,019,890
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,806,520
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,645,128
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,106,040
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,610,662
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group,
Series A, Pre-Refunded, 5.00%, 8/15/38	5,250,000	5,676,825
Michigan State Building Authority Revenue, Facilities Program, Refunding,
Series I, 6.00%, 10/15/38	6,000,000	6,807,240
Series II-A, 5.375%, 10/15/41	10,000,000	11,359,700
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding,
Series MI, 5.00%, 12/01/39	27,600,000	30,048,120
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M.
Cooley Law School Project, Refunding,
6.00%, 7/01/24	3,000,000	3,054,390
6.75%, 7/01/44	5,505,000	5,791,866
Michigan State Finance Authority Revenue,
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/39	5,600,000	5,944,288
Local Government Loan Program, Refunding, senior lien, Series C-1, 5.00%, 7/01/44	10,000,000	10,225,600
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	10,963,000
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,277,110
Local Government Loan Program, Refunding, senior lien, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,368,550
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/29	11,000,000	11,734,910
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/30	9,000,000	9,567,000
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/34	10,000,000	10,464,200
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,494,100
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	10,810,500

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	$4,065,000	$4,779,464
Oakwood Obligated Group, Series A, Pre-Refunded, 5.00%, 7/15/37	3,680,000	3,977,234
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	31,858,554
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%,
6/01/34	2,500,000	2,182,075
6/01/48	10,000,000	8,198,700
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group,
Refunding, Series D, 5.00%, 9/01/39	54,320,000	58,932,311
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	24,247,200
Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	39,106,440
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B,
BAM Insured, 5.00%, 12/01/39	5,500,000	6,105,220
		469,789,270
Minnesota 0.4%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, Pre-Refunded,
6.625%, 11/15/28	11,000,000	12,970,430
6.75%, 11/15/32	6,250,000	7,394,125
Minneapolis Senior Housing and Healthcare Revenue, Ecumen - Abiitan Mill City Project,
5.25%, 11/01/45	2,800,000	2,817,332
5.375%, 11/01/50	1,000,000	1,001,520
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview
Health Services, Refunding, Series A, 6.375%, 11/15/29	175,000	175,030
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, Pre-Refunded, 6.00%,
11/15/35	10,000,000	10,116,700
		34,475,137
Mississippi 0.8%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	23,192,468
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	21,164,200
6.50%, 9/01/32	10,000,000	11,279,800
5.80%, 5/01/34	7,000,000	7,957,250
		63,593,718
Missouri 0.7%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health,
Series F, 5.00%, 11/15/45	25,000,000	27,131,500
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, 6.00%, 1/01/39	11,000,000	12,439,790
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	7,981,190
6.625%, 7/01/34	3,000,000	3,524,490
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%,
9/01/42	7,000,000	7,032,760
		58,109,730

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	$6,750,000	$7,273,598
Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,155,436
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	856,700
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,465,000	1,576,516
Henderson GO, Sewer, Refunding, Series A, 4.00%,
6/01/33	5,240,000	5,477,844
6/01/34	4,230,000	4,410,917
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,335,000	1,332,517
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	940,000	931,220
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	945,000	930,891
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,410,000	1,362,751
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,505,000	1,387,143
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	665,000	665,000
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	700,000	710,451
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,275,000	1,311,682
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	9,134,025
		31,243,093
New Hampshire 0.3%
[b]New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue,
7.50%, 7/01/24	10,550,000	10,554,009
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,552,800
New Hampshire State Health and Education Facilities Authority Revenue, University System of
New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,000,000	11,106,000
		27,212,809
New Jersey 3.6%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A,
5.75%, 1/01/40	5,000,000	5,796,000
New Jersey EDA Revenue, Montclair State University Student Housing Project, Provident Group,
Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,551,600
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	17,010,000	17,778,172
5.125%, 9/15/23	19,800,000	21,284,208
5.25%, 9/15/29	37,900,000	41,113,920
New Jersey Health Care Facilities Financing Authority Revenue,
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/33	57,680,000	23,793,000
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/34	52,330,000	20,484,055
St. Joseph’s Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	30,006,641
New Jersey State EDA Revenue, Provident Group, Rowan Properties LLC, Rowan University
Student Housing Project, Series A, 5.00%, 1/01/48	5,000,000	5,138,550
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	4,803,122
Transportation Program, Series AA, 5.00%, 6/15/44	24,015,000	23,832,005

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, (continued)
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	$46,750,000	$11,696,850
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	39,240,152
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	22,409,985
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	17,954,475
Transportation System, Series D, 5.00%, 6/15/32	6,000,000	6,129,180
		297,011,915
New Mexico 1.8%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	63,713,580
Series C, 5.90%, 6/01/40	18,435,000	20,251,032
Series D, 5.90%, 6/01/40	53,520,000	58,792,255
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,005,400
		147,762,267
New York 4.4%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,318,250
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	371,461
1/15/22	649,658	553,567
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,801,993
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,265,200
Series A, 5.00%, 11/15/41	15,500,000	17,011,405
Series A, Sub Series A-1, 5.00%, 11/15/45	13,700,000	15,151,515
Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,643,850
Series E, 5.00%, 11/15/33	10,000,000	11,281,100
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,023
Series F, 7.50%, 2/01/21	5,000	5,028
Series G, 7.50%, 2/01/22	5,000	5,028
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,699,050
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%,
6/01/20	3,820,000	3,819,656
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	33,932,812
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,913,200
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,633,192
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
General Resolution, Refunding, Series EE, 5.00%, 6/15/47	20,350,000	22,559,196
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40	10,000,000	10,445,600
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at
One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,955,690
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%,
10/01/35	65,000,000	75,646,350

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
Medical Center,
6.125%, 12/01/29	$16,000,000	$17,625,440
6.25%, 12/01/37	30,000,000	32,835,600
Niagara County Tobacco Asset Securitization Corp., Asset Backed, 4.00%, 5/15/29	4,500,000	4,505,895
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc.,
Eastern Project, La Guardia, 9.125%, 12/01/15	5,135,000	5,134,641
		363,119,742
North Carolina 0.9%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	4,922,550
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,483,729
International Paper Co. Projects, Recovery Zone Facility, Series B, 6.25%, 11/01/33	4,000,000	4,565,320
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield
Project, Series A, Pre-Refunded,
5.75%, 10/01/23	3,625,000	3,640,732
6.00%, 10/01/23	2,500,000	2,511,350
5.65%, 10/01/25	2,000,000	2,008,540
6.125%, 10/01/35	21,750,000	21,850,920
North Carolina Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes Project, first mortgage, Refunding, Series C,
5.25%, 10/01/24	920,000	920,874
5.50%, 10/01/32	1,600,000	1,601,104
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes
Project, 5.00%, 12/31/37	3,100,000	3,279,862
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,721,850
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/25	2,595,000	2,842,252
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,952,601
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	3,500,000	3,637,060
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,743,528
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,077,887
		77,760,159
Ohio 2.5%
Allen County Hospital Facilities Revenue, Mercy Health, Refunding and Improvement, Series A,
5.00%, 11/01/43	15,000,000	16,368,750
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,398,121
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,506,000
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,741,550
Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	23,097,197
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,325,000
Buckeye Tobacco Settlement Financing Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	5,000,000	3,998,350
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,397,000
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%,
6/15/43	10,000,000	10,424,600
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/45	10,000,000	11,050,900

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	$4,970,000	$5,631,855
6.625%, 1/01/46	2,500,000	2,828,550
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%,
8/15/45	6,000,000	6,427,320
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,770,000	6,680,737
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and
Improvement, 5.25%, 5/15/26	2,750,000	2,833,435
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,532,600
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects,
Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	29,476,300
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	18,499,570
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated Group
Project,
Refunding, 5.00%, 12/01/35	1,000,000	1,013,970
Refunding, 5.00%, 12/01/43	1,000,000	1,004,330
Refunding, 5.50%, 12/01/43	1,300,000	1,351,441
Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,060,920
		207,648,496
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness
Village Community, Refunding, 5.75%, 1/01/37	5,000,000	5,122,550
Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue, Mirabella South Waterfront Project,
Refunding, Series A,
5.40%, 10/01/44	3,000,000	3,243,420
5.50%, 10/01/49	5,500,000	5,978,610
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,761,300
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	1,075,850
5.75%, 5/15/27	1,000,000	1,115,580
5.625%, 5/15/32	1,000,000	1,096,460
6.00%, 5/15/42	3,100,000	3,371,777
6.00%, 5/15/47	2,000,000	2,169,320
		23,812,317
Pennsylvania 2.3%
Allegheny County Higher Education Building Authority University Revenue, Carlow University
Project, Refunding,
6.75%, 11/01/31	1,215,000	1,412,328
7.00%, 11/01/40	2,000,000	2,341,300
Beaver County IDAR, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Mandatory
Put 7/01/21, Refunding, Series A, 4.00%, 1/01/35	10,000,000	10,150,300
Chester County IDA Revenue, Renaissance Academy Charter School Project, 5.00%,
10/01/34	1,500,000	1,589,745
10/01/39	1,725,000	1,808,300
10/01/44	1,160,000	1,204,544

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	$4,500,000	$4,994,145
Series A, 5.00%, 6/01/35	7,500,000	8,278,275
Series B, 5.00%, 6/01/42	12,000,000	12,922,920
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	9,280,000	9,291,507
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,033,360
6.50%, 7/01/40	3,000,000	3,089,550
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/40	15,000,000	16,196,250
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue,
PPL Energy Supply LLC Project, 5.00%, 12/01/38	25,000,000	25,186,500
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Subordinate, Series C, AGMC Insured, zero cpn. to 6/01/16,
6.25% thereafter, 6/01/33	5,000,000	5,949,500
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B,
Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	11,829,000
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B,
Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	14,711,754
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,622,600
Philadelphia Water and Wastewater Revenue, Series A, 5.00%,
7/01/40	10,000,000	11,026,400
7/01/45	20,000,000	21,957,600
		187,595,878
Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	7,999,076
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,576
Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,352,428
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	3,530,700
		21,288,780
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of
Calhoun County Project, Assured Guaranty, 5.00%, 12/01/26	7,540,000	7,786,181
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of
Williamsburg County Project, Refunding, Assured Guaranty, 5.00%, 12/01/31	2,000,000	2,055,600
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project,
Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	12,283,600
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,596,831
		80,722,212
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health
Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	11,217,370
7/01/28	19,400,000	10,610,248
7/01/29	19,365,000	9,968,908
7/01/30	19,370,000	9,299,925

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Capital Appreciation, Refunding and Improvement, Series A, zero cpn.,
1/01/37	$12,760,000	$4,386,250
1/01/39	13,755,000	4,219,759
Knox County Health Educational and Housing Facility Board Revenue, University Health System
Inc., Refunding, 5.25%, 4/01/36	23,475,000	24,293,573
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,727,150
7/01/24	3,500,000	4,012,435
		83,735,618
Texas 8.9%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, second tier, Refunding,
Series B, 5.75%, 1/01/34	15,750,000	16,273,530
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue,
Obligated Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,918,010
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	11,286,000
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,179,210
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	881,100
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	801,923
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	804,195
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,705,108
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,912,325
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,244,275
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	28,324,215
Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	3,935,223
Corpus Christi Utility System Revenue, Improvement, junior lien, Series A, 5.00%, 7/15/45	23,770,000	26,077,116
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Series A, 5.00%, 11/01/42	12,000,000	13,193,400
Series A, 5.00%, 11/01/45	50,000,000	54,847,000
Series B, 5.00%, 11/01/44	11,385,000	12,495,721
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project,
Series A, 7.25%, 8/15/38	15,000,000	17,697,900
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien,
4.00%, 3/01/46	8,000,000	8,086,720
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,706,100
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,057,166
Harris County Cultural Education Facilities Finance Corp. Revenue, first mortgage, Brazos
Presbyterian Homes Inc. Project, Series B, 7.00%,
1/01/43	3,000,000	3,541,470
1/01/48	5,250,000	6,161,295
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	16,167,465
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%,
7/01/24	10,000,000	10,752,900

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding, 5.00%,
5/15/40	$4,250,000	$4,685,710
5/15/45	6,350,000	6,957,631
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,834,150
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	11,273,400
Mesquite Health Facilities Development Corp. Revenue, Christian Care Centers Inc. Project,
Refunding,
5.00%, 2/15/36	1,000,000	1,028,430
5.125%, 2/15/42	1,750,000	1,790,302
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside
Ministries Project, 6.50%, 1/01/43	4,350,000	4,815,276
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue, Wesleyan
Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,234,624
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A,
5.00%, 4/01/47	6,420,000	6,576,905
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,336,990
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%,
7/01/47	30,000,000	30,581,700
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,588,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,764,500
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	24,247,250
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter,
9/01/43	10,000,000	8,958,200
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,091,340
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,358,500
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	32,652,900
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,682,700
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,726,762
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,865,100
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,500,000	11,489,940
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	22,273,400
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42	11,000,000	10,596,190
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,567,425
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,011,120
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/33	7,910,000	8,099,998
9/15/35	4,365,000	4,423,753
9/15/42	39,000,000	38,240,670
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,414,072
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,588,450
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,708,002

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
12/15/30	$25,000,000	$27,040,500
12/15/31	24,500,000	26,386,255
12/15/32	10,000,000	10,730,400
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,414,150
first tier, Refunding, Series B, 5.00%, 8/15/37	5,000,000	5,515,350
second tier, Refunding, Series C, 5.00%, 8/15/37	11,055,000	11,957,420
second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,143,377
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.375%, 11/01/37	8,000,000	8,211,760
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,550,575
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman
Project, 6.00%, 11/01/41	9,350,000	10,270,601
		744,733,645
Virginia 0.8%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43	17,575,000	19,324,767
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding,
Series D, zero cpn., 6/01/47	50,000,000	1,193,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC
Project, senior lien,
6.00%, 1/01/37	8,000,000	9,157,840
5.50%, 1/01/42	35,790,000	38,900,867
		68,576,474
Washington 2.2%
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,605,900
6/01/39	16,250,000	18,461,462
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,283,497
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	10,615,000	13,159,522
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	2,143,200
12/01/35	5,355,000	5,870,954
[b]Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,735,000	14,361,041
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	10,285,510
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,842,725
Kadlec Medical Center, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,226,080
Multicare Health System, Refunding, Series A, 5.00%, 8/15/45	8,500,000	9,368,020
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,474,805
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	320,378
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	16,817,250
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,080,500

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding, 5.625%, 10/01/40	$5,235,000	$5,633,541
		179,934,385
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,173,785
Kanawha County Commission Student Housing Revenue, West Virginia University Foundation
Project, 6.75%, 7/01/45	6,650,000	7,273,969
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	25,007,570
		47,455,324
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,354,850
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,217,600
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	9,530,000	9,659,989
Thedacare Inc., Refunding, 5.00%, 12/15/44	6,605,000	7,187,429
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,677,350
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative,
Series A, NATL Insured, 5.50%, 12/01/40	6,755,000	7,770,074
		52,867,292
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,334,515
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,412,560
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	671,838
6.50%, 7/01/43	1,600,000	1,780,512
Wyoming Municipal Power Agency Power Supply System Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,474,349
5.50%, 1/01/33	2,360,000	2,573,391
5.50%, 1/01/38	2,810,000	3,057,336
5.375%, 1/01/42	2,750,000	2,957,377
		25,261,878
U.S. Territories 5.1%
Guam 1.4%
Guam Government Business Privilege Tax Revenue,
[d]Refunding, Series D, 5.00%, 11/15/39	15,000,000	16,390,050
Series A, 5.125%, 1/01/42	6,900,000	7,524,933
Guam Government Department of Education COP, John F. Kennedy High School Project, Series A,
6.625%, 12/01/30	5,065,000	5,583,960
6.875%, 12/01/40	4,000,000	4,404,080

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	$7,270,000	$7,578,829
Refunding, Series A, 5.25%, 11/15/37	37,000,000	38,369,370
Series A, 6.00%, 11/15/19	8,000,000	8,693,040
Series A, 6.75%, 11/15/29	10,000,000	11,701,400
Series A, 7.00%, 11/15/39	15,000,000	17,630,550
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%,
7/01/40	4,000,000	4,435,240
		122,311,452
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A,
6.60%, 3/15/28	5,955,000	5,996,030
Puerto Rico 3.0%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	11,500,000	11,602,465
5.625%, 5/15/43	4,000,000	3,989,440
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	9,656,250
[f]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	15,789,150
Series A, 7.25%, 7/01/30	25,000,000	14,625,000
Series A, 6.75%, 7/01/36	29,750,000	17,403,750
Series A, 7.00%, 7/01/43	5,000,000	2,925,000
Series WW, 5.50%, 7/01/38	16,355,000	9,567,675
Series XX, 5.75%, 7/01/36	8,620,000	5,042,700
Series XX, 5.25%, 7/01/40	59,030,000	34,532,550
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	11,226,544
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	4,740,000
[e]Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	92,125,000	12,206,563
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	12,150,000	1,266,395
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	416,920
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	1,618,020
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	60,970,000	24,481,284
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	12,480,080
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	59,465,000	5,781,187
first subordinate, Series A, 5.50%, 8/01/42	51,560,000	19,979,500
first subordinate, Series A, 6.00%, 8/01/42	32,365,000	13,188,737
first subordinate, Series A, 6.50%, 8/01/44	14,750,000	6,010,625
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	9,687,500
		248,217,335

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	$555,000	$612,087
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,652,145
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,074,224
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,014,300
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,177,987
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B,
5.25%, 10/01/29	5,750,000	6,362,088
		50,892,831
Total U.S. Territories		427,417,648
Total Municipal Bonds (Cost $7,699,629,107)		8,245,241,638
Total Investments before Short Term Investments (Cost $7,704,479,707)		8,250,095,168
Short Term Investments 0.6%
Municipal Bonds 0.6%
Georgia 0.6%
[h]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project,
Second Series, Daily VRDN and Put, 0.25%, 10/01/32	5,000,000	5,000,000
[h]Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series,
Daily VRDN and Put, 0.23%, 9/01/29	33,700,000	33,700,000
[h]Monroe County Development Authority PCR, Georgia Power Co. Plant Sherer Project, First Series,
Daily VRDN & Put, 0.25%,
4/01/32	4,700,000	4,700,000
11/01/48	6,000,000	6,000,000
Total Short Term Investments (Cost $49,400,000)		49,400,000
Total Investments (Cost $7,753,879,707) 99.6%		8,299,495,168
Other Assets, less Liabilities 0.4%		31,331,575
Net Assets 100.0%		$8,330,826,743

See Abbreviations on page 162.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2015, the aggregate value of these securities was $37,095,381, representing 0.45% of net assets.
cIncome may be received in additional securities and/or cash.
dSecurity purchased on a when-issued basis. See Note 1(b).
eSee Note 6 regarding defaulted securities.
fAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
gThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
hVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Insured Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.58	$12.02	$12.63	$12.37	$11.39	$11.88
Income from investment operations[b]:
Net investment income[c]	0.24	0.49	0.47	0.45	0.50	0.51
Net realized and unrealized gains (losses)	(0.20)	0.56	(0.62)	0.24	1.00	(0.49)
Total from investment operations	0.04	1.05	(0.15)	0.69	1.50	0.02
Less distributions from net investment
income	(0.24)	(0.49)	(0.46)	(0.43)	(0.52)	(0.51)
Net asset value, end of period	$12.38	$12.58	$12.02	$12.63	$12.37	$11.39

Total return[d]	0.30%	8.91%	(1.10)%	5.69%	13.40%	0.13%

Ratios to average net assets[e]
Expenses	0.61%	0.61%	0.60%	0.62%	0.62%	0.63%
Net investment income	3.82%	3.98%	3.94%	3.57%	4.25%	4.30%

Supplemental data
Net assets, end of period (000’s)	$1,702,604	$1,808,968	$1,880,628	$2,552,174	$2,312,711	$2,100,666
Portfolio turnover rate	1.86%	—%	1.61%	11.01%	7.08%	17.09%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Insured Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.76	$12.18	$12.79	$12.52	$11.53	$12.01
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.41	0.38	0.44	0.45
Net realized and unrealized gains (losses)	(0.21)	0.57	(0.63)	0.25	1.00	(0.49)
Total from investment operations	—	1.00	(0.22)	0.63	1.44	(0.04)
Less distributions from net investment
income	(0.20)	(0.42)	(0.39)	(0.36)	(0.45)	(0.44)
Net asset value, end of period	$12.56	$12.76	$12.18	$12.79	$12.52	$11.53

Total return[d]	0.02%	8.36%	(1.63)%	5.12%	12.72%	(0.36)%

Ratios to average net assets[e]
Expenses	1.17%	1.17%	1.16%	1.17%	1.17%	1.18%
Net investment income	3.26%	3.42%	3.38%	3.02%	3.70%	3.75%

Supplemental data
Net assets, end of period (000’s)	$286,304	$308,280	$333,816	$547,371	$455,584	$385,479
Portfolio turnover rate	1.86%	—%	1.61%	11.01%	7.08%	17.09%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Insured Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.58	$12.01	$12.62	$12.36	$11.39	$11.88
Income from investment operations[b]:
Net investment income[c]	0.24	0.50	0.48	0.46	0.51	0.52
Net realized and unrealized gains (losses)	(0.20)	0.57	(0.62)	0.25	0.99	(0.49)
Total from investment operations	0.04	1.07	(0.14)	0.71	1.50	0.03
Less distributions from net investment
income	(0.24)	(0.50)	(0.47)	(0.45)	(0.53)	(0.52)
Net asset value, end of period	$12.38	$12.58	$12.01	$12.62	$12.36	$11.39

Total return[d]	0.35%	9.10%	(1.01)%	5.80%	13.42%	0.23%

Ratios to average net assets[e]
Expenses	0.52%	0.52%	0.51%	0.52%	0.52%	0.53%
Net investment income	3.91%	4.07%	4.03%	3.67%	4.35%	4.40%

Supplemental data
Net assets, end of period (000’s)	$52,629	$53,447	$46,589	$72,179	$62,000	$21,855
Portfolio turnover rate	1.86%	—%	1.61%	11.01%	7.08%	17.09%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Insured Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.2%
Alabama 4.8%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,364,400
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,496,750
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A,
Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,868,397
8/01/37	5,000,000	5,465,300
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,972,627
10/01/25	6,065,000	6,184,359
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
5.125%, 4/01/38	10,865,000	11,651,300
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured,
5.00%, 12/01/35	3,765,000	3,821,098
Pre-Refunded, 5.00%, 12/01/35	5,335,000	5,438,606
Pell City GO, wts., XLCA Insured, Pre-Refunded, 5.00%,
2/01/24	25,000	25,486
2/01/24	995,000	1,009,159
2/01/34	5,195,000	5,227,313
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,875,863
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	5,000,000	5,728,450
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	5,000,000	5,154,000
		98,283,108
Alaska 0.6%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%,
7/01/21	5,000	5,021
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, Pre-Refunded, 6.00%, 9/01/32	10,000,000	11,866,600
		11,871,621
Arizona 3.1%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,698,245
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,350,400
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,601,150
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	9,029,840
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, Pre-Refunded,
5.00%, 7/01/36	6,450,000	6,550,943
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	120,000	123,397
Pima County Sewer System Revenue, Obligations, AGMC Insured, 5.00%, 7/01/25	7,000,000	8,087,240
Tucson Water System Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	12,000,000	12,949,080
		63,390,295

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured,
Pre-Refunded, 5.00%, 10/01/35	$5,230,000	$5,677,165
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus,
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/36	3,205,000	3,371,372
		9,048,537
California 10.6%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	1,250,000	1,254,538
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,073
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	34,936,200
Various Purpose, NATL Insured, Pre-Refunded, 4.75%, 3/01/35	13,945,000	14,262,667
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	6,910,000	7,038,526
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,883,908
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,865,450
Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,726,100
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,833,000
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	10,000,000	11,376,600
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%,
8/01/35	23,800,000	26,486,782
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	34,636,134
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,604,300
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding,
Assured Guaranty, 5.75%, 8/01/29	13,315,000	15,216,515
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D,
Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,771,100
		216,911,893
Colorado 3.3%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL Insured,
5.00%, 3/01/37	1,350,000	1,417,311
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,226,176
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,310,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,060,300
Denver City and County Airport System Revenue, Series C, NATL Insured,
ETM, 6.125%, 11/15/25	3,590,000	4,591,682
Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,429,757
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/35	15,000,000	15,284,100
		67,320,126
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000	5,698,250

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
District of Columbia 1.0%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1,
AGMC Insured, Pre-Refunded, 5.45%, 7/15/35	$18,475,000	$20,870,468
Florida 5.4%
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%,
8/01/32	12,440,000	13,218,246
8/01/37	13,000,000	13,755,170
Broward County HFAR, MFH, Heron Pointe Apartments Project, Series A,
5.65%, 11/01/22	405,000	405,454
5.70%, 11/01/29	225,000	225,196
Cape Coral Water and Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36	2,000,000	2,100,840
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	70,000	70,267
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,891,701
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,619,650
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A,
NATL Insured, 5.00%, 2/01/37	10,000,000	10,472,400
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,232
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,164,156
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured,
5.00%, 7/01/26	1,670,000	1,674,075
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	180,000	180,761
Lee County Airport Revenue, AGMC Insured, Pre-Refunded, 5.00%, 10/01/33	3,530,000	3,543,414
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,530,474
4/01/37	11,000,000	11,476,630
Leon County COP, School Board, Florida Master Lease Program, 5.00%, 7/01/25	8,935,000	9,256,749
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
AGMC Insured, 5.50%, 11/15/42	3,800,000	4,306,046
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,009,120
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding,
Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,630,915
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL Insured,
Pre-Refunded, 5.00%, 5/01/25	5,000,000	5,361,300
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,577,360
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,934
Polk County Public Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,000,000	2,023,540
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,796,260
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%,
11/01/15	245,000	247,717
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	997,901
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,282,899
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL Insured, Pre-Refunded, 5.00%,
10/01/27	1,000,000	1,003,800
10/01/30	1,485,000	1,490,643
		109,525,850

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia 4.7%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured,
5.75%, 6/15/41	$5,550,000	$6,527,966
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,059,094
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	25,985,630
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four LLC Project, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,220,032
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,073
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,190,653
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC
Project, Series A, Assured Guaranty,
5.00%, 6/15/38	6,845,000	7,434,560
Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,805,384
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,868,625
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty,
5.75%, 6/15/41	10,000,000	11,787,200
		95,894,217
Illinois 8.5%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	12,940,555
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	30,335,666
1/01/29	13,345,000	13,509,677
1/01/30	6,200,000	6,262,000
Chicago O’Hare International Airport Revenue, General Airport, third lien,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	26,800,816
Series C, Assured Guaranty, 5.25%, 1/01/35	26,635,000	29,026,557
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,310,200
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,376,775
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,236,160
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,071,550
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,564,100
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	225,000	258,215
Saline Valley Conservancy District Waterworks Revenue, Saline, Gallatin, Hamilton, Hardin,
Williamson, Pope, Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%,
1/01/41	7,000,000	7,180,390
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,394,928
		174,267,589
Indiana 0.7%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,026,825
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,729,780
		13,756,605

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
NATL Insured,
5.00%, 9/01/37	$7,805,000	$8,279,466
Pre-Refunded, 5.00%, 9/01/37	2,195,000	2,384,363
		10,663,829
Louisiana 3.2%
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,728,550
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc., Housing and Parking
Project, AGMC Insured,
5.00%, 10/01/25	5,500,000	6,382,200
5.50%, 10/01/41	15,000,000	17,381,250
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,107,197
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A,
AGMC Insured, 5.00%, 10/01/40	8,545,000	9,243,725
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2,
Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,026,100
		65,869,022
Maine 1.1%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,935,000	11,960,922
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,215,220
5.00%, 1/01/40	6,000,000	6,331,080
		21,507,222
Maryland 0.5%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	8,129,604
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,285,000	1,386,631
University of Maryland Medical System Issue, Series B, NATL Insured, 7.00%, 7/01/22	160,000	192,944
		9,709,179
Massachusetts 2.6%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue,
NATL Insured, 5.00%, 9/01/47	25,050,000	26,643,932
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	856,755
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,247,292
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	2,305,000	2,309,241
		52,057,220
Michigan 5.9%
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,099,450
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,585,700
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,542,100
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	2,755,000	2,759,931

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding,
Series C, Assured Guaranty, 5.00%, 6/01/26	$15,000,000	$16,838,700
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,099,055
NATL Insured, 5.00%, 10/15/36	10,000,000	10,416,700
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Refunding, Series A-1, 6.50%, 12/01/33	5,300,000	6,083,234
Series A-1, Pre-Refunded, 6.50%, 12/01/33	19,700,000	23,122,481
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control
Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	311,875
		120,859,226
Minnesota 0.0%
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview
Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,029
Mississippi 0.5%
Mississippi State Development Bank Special Obligation Revenue, Municipal Energy Agency of
Mississippi Power Supply Project, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	11,013,235
Missouri 1.1%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,627,000
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Health
System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,628,850
		23,255,850
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	1,910,000	2,262,567
Nevada 1.6%
Clark County GO, Transportation Improvement, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	275,417
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport,
Series A, AGMC Insured, 5.25%,
7/01/39	20,000,000	21,983,400
7/01/42	5,000,000	5,474,450
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured,
5.375%, 6/01/39	5,000,000	5,461,100
		33,194,367
New Hampshire 0.3%
Manchester GARB, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,467,820
New Jersey 2.3%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,488,675
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,488,213
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,009,000
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	10,572,476
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,248,547

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Turnpike Revenue, Series C, AMBAC Insured,
6.50%, 1/01/16	$35,000	$35,704
ETM, 6.50%, 1/01/16	15,000	15,306
ETM, 6.50%, 1/01/16	20,000	20,411
Pre-Refunded, 6.50%, 1/01/16	20,000	20,411
		45,898,743
New York 5.8%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Series A, AGMC Insured, 5.00%,
2/15/47	16,475,000	17,767,464
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,558,600
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	23,773,744
Series GG, 5.00%, 6/15/43	25,000,000	27,593,500
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1,
Sub Series S-1A, 5.25%, 7/15/37	25,000,000	28,248,250
		118,941,558
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,702,938
North Dakota 1.7%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D,
Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,717,160
Ohio 2.9%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,593,070
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,244,425
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project,
Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,496,250
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A,
AGMC Insured, 5.00%, 1/15/41	7,000,000	7,561,120
		58,894,865
Oklahoma 0.0%
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	260,000	285,789
Oregon 0.3%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, AGMC Insured,
5.00%, 8/15/40	4,935,000	5,254,837
Pennsylvania 7.4%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,633,100
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	6,026,735
12/01/37	10,520,000	11,434,609
12/01/41	5,110,000	5,524,421
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,252,800
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,057,625

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Montour School District GO,
AGMC Insured, 5.00%, 4/01/40	$3,170,000	$3,547,927
AGMC Insured, 5.00%, 4/01/42	2,000,000	2,233,060
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,234,860
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
9/01/19	500,000	571,505
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	24,616,684
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,231,060
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, Pre-Refunded, 6.00%, 12/01/41	10,000,000	10,689,200
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,180,300
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,724,900
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,668,220
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	17,781,450
		150,408,456
Rhode Island 1.9%
Rhode Island State Clean Water Finance Agency Revenue, Wastewater Treatment System, City of
Cranston, Triton Ocean State LLC Project, NATL Insured, 5.80%, 9/01/22	7,785,000	7,793,797
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project,
CIFG Insured, 5.00%, 7/01/31	5,720,000	5,796,190
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, Board
of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B,
AGMC Insured, 5.00%,
9/15/30	7,535,000	8,382,989
9/15/35	4,500,000	4,955,085
9/15/40	10,270,000	11,227,883
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan
Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,389
		38,256,333
South Carolina 2.5%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	243,086
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A,
AGMC Insured, ETM, 7.125%, 7/01/17	550,000	594,803
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	17,800,000	18,794,664
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured,
5.00%, 8/01/35	20,000,000	21,718,600
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,675,960
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured,
5.00%, 6/01/40	3,000,000	3,291,180
		51,318,293
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	2,765,000	2,766,880
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	570,000	594,271
		3,361,151

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical
Center Hospital, Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	$8,500,000	$8,518,360
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	295,000	295,738
		8,814,098
Texas 5.3%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%,
1/01/17	2,590,000	2,697,407
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%,
2/15/37	10,250,000	10,755,325
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,532,200
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,109,783
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty,
5.00%, 2/15/34	11,375,000	12,306,158
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding
and Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,494,400
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33	6,300,000	6,990,543
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	3,832,010
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
AGMC Insured, 5.00%, 8/15/41	16,000,000	17,676,640
BAM Insured, 5.00%, 8/15/41	9,665,000	10,677,795
		107,072,261
Utah 0.0%
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	20,000	20,076
Virginia 0.4%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42	8,000,000	8,565,680
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	3,295,000	3,461,628
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	1,705,000	1,805,936
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%,
1/01/16	1,250,000	1,276,525
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,767,405
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,762,560
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	4,875,000	5,159,066
		33,233,120
West Virginia 0.6%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured,
5.00%, 6/01/35	7,445,000	7,462,198
West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
Refunding, Series A-II, NATL Insured, 5.00%, 11/01/36	5,000,000	5,027,850
		12,490,048

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Wisconsin 1.3%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
NATL Insured, 6.90%, 8/01/21	$3,000,000	$3,747,270
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,024,200
		26,771,470
U.S. Territories 2.4%
Puerto Rico 1.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Sub Series A, AGMC Insured, 5.00%, 8/01/40	6,500,000	5,779,800
First Sub Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	18,045,400
		23,825,200
U.S. Virgin Islands 1.3%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	26,059,920
Total U.S. Territories		49,885,120
Total Municipal Bonds (Cost $1,859,238,374) 98.2%		2,005,770,121
Other Assets, less Liabilities 1.8%		35,766,111
Net Assets 100.0%		$2,041,536,232

See Abbreviations on page 162.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.93	$11.42	$12.16	$12.02	$11.11	$11.60
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.42	0.42	0.47	0.47
Net realized and unrealized gains (losses)	(0.18)	0.51	(0.76)	0.14	0.91	(0.46)
Total from investment operations	0.02	0.93	(0.34)	0.56	1.38	0.01
Less distributions from:
Net investment income	(0.20)	(0.42)	(0.40)	(0.42)	(0.47)	(0.48)
Net realized gains	—	—	—	—	(—)[d]	(0.02)
Total distributions	(0.20)	(0.42)	(0.40)	(0.42)	(0.47)	(0.50)
Net asset value, end of period	$11.75	$11.93	$11.42	$12.16	$12.02	$11.11

Total return[e]	0.18%	8.28%	(2.75)%	4.75%	12.65%	0.01%

Ratios to average net assets[f]
Expenses	0.66%	0.67%	0.66%	0.65%	0.66%	0.66%
Net investment income	3.40%	3.56%	3.64%	3.49%	4.05%	4.06%

Supplemental data
Net assets, end of period (000’s)	$410,551	$439,041	$419,556	$525,946	$461,749	$439,506
Portfolio turnover rate	—%	6.51%	7.12%	20.05%	14.50%	18.65%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06	$11.53	$12.29	$12.14	$11.22	$11.70
Income from investment operations[b]:
Net investment income[c]	0.17	0.36	0.36	0.36	0.41	0.41
Net realized and unrealized gains (losses)	(0.18)	0.53	(0.78)	0.14	0.91	(0.46)
Total from investment operations	(0.01)	0.89	(0.42)	0.50	1.32	(0.05)
Less distributions from:
Net investment income	(0.17)	(0.36)	(0.34)	(0.35)	(0.40)	(0.41)
Net realized gains	—	—	—	—	(—)[d]	(0.02)
Total distributions	(0.17)	(0.36)	(0.34)	(0.35)	(0.40)	(0.43)
Net asset value, end of period	$11.88	$12.06	$11.53	$12.29	$12.14	$11.22

Total return[e]	(0.10)%	7.79%	(3.41)%	4.20%	12.01%	(0.47)%

Ratios to average net assets[f]
Expenses	1.21%	1.22%	1.21%	1.20%	1.21%	1.21%
Net investment income	2.85%	3.01%	3.09%	2.94%	3.50%	3.51%

Supplemental data
Net assets, end of period (000’s)	$61,605	$62,878	$61,760	$90,144	$84,078	$83,046
Portfolio turnover rate	—%	6.51%	7.12%	20.05%	14.50%	18.65%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.93	$11.41	$12.16	$12.02	$11.11	$11.60
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.43	0.44	0.48	0.48
Net realized and unrealized gains (losses)	(0.18)	0.53	(0.77)	0.14	0.91	(0.46)
Total from investment operations	0.03	0.96	(0.34)	0.58	1.39	0.02
Less distributions from:
Net investment income	(0.21)	(0.44)	(0.41)	(0.44)	(0.48)	(0.49)
Net realized gains	—	—	—	—	(—)[d]	(0.02)
Total distributions	(0.21)	(0.44)	(0.41)	(0.44)	(0.48)	(0.51)
Net asset value, end of period	$11.75	$11.93	$11.41	$12.16	$12.02	$11.11

Total return[e]	0.23%	8.48%	(2.74)%	4.85%	12.76%	0.12%

Ratios to average net assets[f]
Expenses	0.56%	0.57%	0.56%	0.55%	0.56%	0.56%
Net investment income	3.50%	3.66%	3.74%	3.59%	4.15%	4.16%

Supplemental data
Net assets, end of period (000’s)	$10,488	$10,274	$4,574	$9,135	$7,743	$4,007
Portfolio turnover rate	—%	6.51%	7.12%	20.05%	14.50%	18.65%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.3%
Massachusetts 98.3%
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%,
11/01/28	$4,400,000	$4,820,200
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,474,640
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,728,390
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,563,900
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.25%,
7/01/30	4,000,000	5,087,240
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,435,000
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,876,700
Series B, 5.00%, 5/01/40	4,625,000	5,149,984
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	18,016,216
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,513,700
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,611,268
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	18,687,194
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,381,850
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,964,850
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/31	5,000,000	5,395,450
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/37	5,035,000	5,433,218
Northeastern University, Series A, 5.00%, 3/01/44	5,000,000	5,512,250
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,505,550
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,785,550
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	13,982,310
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,238,430
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,944,751
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,860,174
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,746,159
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	6,280,000	6,548,721
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,373,680
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	5,988,800
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,826,800
Consolidated Loan, Series F, 4.00%, 11/01/29	6,000,000	6,456,000
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,360,500
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	850,000	850,978
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,488,910
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,442,099
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,812,210
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,259,300
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,438,527
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,814,434
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,880,380
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	5,000,000	5,502,800
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	530,577

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	$4,000,000	$3,983,960
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,712,759
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,779,033
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,737,825
Housing, Series D, 5.05%, 6/01/40	4,430,000	4,582,215
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,935,019
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,335,415
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,435,740
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,346,440
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,371,091
Massachusetts State Port Authority Revenue, Series A, AGMC Insured, 4.50%,
7/01/32	5,590,000	5,872,463
7/01/37	7,935,000	8,236,768
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,264,500
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	15,960,150
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/25	10,900,000	13,452,017
1/01/34	16,900,000	21,183,305
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/31	5,555,000	5,827,973
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,762
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,894
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,657,900
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
Massachusetts Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	251,035
Massachusetts State Water Resources Authority Revenue, General,
Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,911,581
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,453,758
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	8,279,400
Refunding, 5.25%, 7/01/36	5,585,000	6,258,439
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,680,427
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, Pre-Refunded, 4.50%,
8/01/26	2,000,000	2,111,760
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,237,750
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,491,927
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,128,370
Total Municipal Bonds (Cost $447,658,540) 98.3%		474,225,366
Other Assets, less Liabilities 1.7%		8,418,483
Net Assets 100.0%		$482,643,849

See Abbreviations on page 162.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin New Jersey Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.95	$11.76	$12.62	$12.55	$11.49	$11.99
Income from investment operations[b]:
Net investment income[c]	0.23	0.47	0.46	0.47	0.52	0.51
Net realized and unrealized gains (losses)	(0.39)	0.20	(0.87)	0.06	1.06	(0.49)
Total from investment operations	(0.16)	0.67	(0.41)	0.53	1.58	0.02
Less distributions from:
Net investment income	(0.23)	(0.48)	(0.45)	(0.46)	(0.52)	(0.52)
Net realized gains	—	—	—	—	—	(—)[d]
Total distributions	(0.23)	(0.48)	(0.45)	(0.46)	(0.52)	(0.52)
Net asset value, end of period	$11.56	$11.95	$11.76	$12.62	$12.55	$11.49

Total return[e]	(1.35)%	5.75%	(3.22)%	4.31%	14.09%	0.11%

Ratios to average net assets[f]
Expenses	0.63%	0.64%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.91%	3.98%	3.88%	3.69%	4.30%	4.26%

Supplemental data
Net assets, end of period (000’s)	$824,841	$893,018	$974,154	$1,281,242	$1,201,084	$1,128,665
Portfolio turnover rate	4.78%	4.81%	9.73%	13.02%	8.01%	12.97%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.09	$11.89	$12.76	$12.68	$11.60	$12.11
Income from investment operations[b]:
Net investment income[c]	0.20	0.41	0.40	0.40	0.45	0.45
Net realized and unrealized gains (losses)	(0.40)	0.20	(0.89)	0.07	1.09	(0.51)
Total from investment operations	(0.20)	0.61	(0.49)	0.47	1.54	(0.06)
Less distributions from:
Net investment income	(0.20)	(0.41)	(0.38)	(0.39)	(0.46)	(0.45)
Net realized gains	—	—	—	—	—	(—)[d]
Total distributions	(0.20)	(0.41)	(0.38)	(0.39)	(0.46)	(0.45)
Net asset value, end of period	$11.69	$12.09	$11.89	$12.76	$12.68	$11.60

Total return[e]	(1.68)%	5.20%	(3.80)%	3.77%	13.52%	(0.53)%

Ratios to average net assets[f]
Expenses	1.18%	1.19%	1.18%	1.18%	1.18%	1.18%
Net investment income	3.36%	3.43%	3.33%	3.14%	3.75%	3.71%

Supplemental data
Net assets, end of period (000’s)	$216,451	$231,740	$247,538	$331,573	$296,302	$276,916
Portfolio turnover rate	4.78%	4.81%	9.73%	13.02%	8.01%	12.97%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

134 |
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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.96	$11.77	$12.63	$12.55	$11.49	$11.99
Income from investment operations[b]:
Net investment income[c]	0.24	0.49	0.47	0.48	0.53	0.52
Net realized and unrealized gains (losses)	(0.40)	0.19	(0.87)	0.08	1.07	(0.49)
Total from investment operations	(0.16)	0.68	(0.40)	0.56	1.60	0.03
Less distributions from:
Net investment income	(0.24)	(0.49)	(0.46)	(0.48)	(0.54)	(0.53)
Net realized gains	—	—	—	—	—	(—)[d]
Total distributions	(0.24)	(0.49)	(0.46)	(0.48)	(0.54)	(0.53)
Net asset value, end of period	$11.56	$11.96	$11.77	$12.63	$12.55	$11.49

Total return[e]	(1.38)%	5.86%	(3.12)%	4.50%	14.20%	0.21%

Ratios to average net assets[f]
Expenses	0.53%	0.54%	0.53%	0.53%	0.53%	0.53%
Net investment income	4.01%	4.08%	3.98%	3.79%	4.40%	4.36%

Supplemental data
Net assets, end of period (000’s)	$86,668	$92,059	$63,162	$81,557	$63,827	$25,378
Portfolio turnover rate	4.78%	4.81%	9.73%	13.02%	8.01%	12.97%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Statement of Investments, August 31, 2015 (unaudited)

Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.8%
Delaware 0.6%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,613,680
New Jersey 80.5%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
NATL Insured, ETM, 7.40%, 7/01/16	1,930,000	2,043,870
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, Pre-Refunded, 5.00%,
12/15/31	3,000,000	3,040,920
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A,
NATL Insured, 6.80%, 3/01/21	5,400,000	6,432,318
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,241,240
Gloucester County Improvement Authority Revenue, Rowan University, 5.00%, 7/01/44	3,500,000	3,811,605
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building
Project, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	3,895,000	4,168,818
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking
Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,215,860
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	750,150
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,411,810
Middlesex County Improvement Authority Revenue, Administration Building Residential Project,
FNMA Insured,
5.25%, 7/01/21	595,000	596,244
5.35%, 7/01/34	1,575,000	1,577,095
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,948,493
8/01/33	2,630,000	2,815,652
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,399,070
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,099,060
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,027,710
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,449,900
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	17,950,000	19,930,244
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,056,050
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,640,125
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,112,100
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,033,750
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,878,900
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	9,557,436
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,084,350
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,116,000
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	5,000,000	5,431,350
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33	6,000,000	6,121,860
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,140,818
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,241,417
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	5,000,000	5,431,350
Series WW, 5.00%, 6/15/37	4,760,000	4,734,629
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,
Series A, 5.70%, 10/01/39	10,000,000	11,249,600
Series B, 5.00%, 10/01/39	8,750,000	9,295,825

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA, GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project,
5.00%,
6/15/38	$5,000,000	$5,553,650
6/15/46	7,500,000	8,265,675
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41	10,600,000	12,505,456
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,725,680
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,924,679
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	20,483,405
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,288,535
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	10,000,000	10,791,100
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,360,550
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,354,650
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	5,090,850
Hunterdon Medical Center Issue, Series A, Pre-Refunded, 5.125%, 7/01/35	2,000,000	2,080,400
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,869,924
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,813,100
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,575,000	10,202,641
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,410,000	14,289,025
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,007,262
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,555,160
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,322,800
South Jersey Hospital Issue, Pre-Refunded, 5.00%, 7/01/46	665,000	690,762
South Jersey Hospital Issue, Refunding, 5.00%, 7/01/46	26,535,000	26,988,748
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	6,985,000	7,289,965
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,210,479
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,625,700
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,110,120
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,707,224
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,216,500
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A,
5.75%, 10/01/31	10,000,000	11,003,500
5.25%, 10/01/38	15,000,000	15,763,650
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/42	7,000,000	7,610,330
New Jersey Institute of Technology Revenue, Series A, 5.00%, 7/01/45	6,000,000	6,616,680
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/29	1,000,000	1,066,940
New Jersey State EDA Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured,
5.75%, 3/15/20	4,605,000	4,623,144
New Jersey State EDA Revenue, Provident Group, Rowan Properties LLC, Rowan University Student
Housing Project, Series A, 5.00%, 1/01/48	7,000,000	7,193,970
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,441,039
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,830,170
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,387,421
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,044,180
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,484,215
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,442,998
Kean University Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/39	1,000,000	1,079,090
Kean University Issue, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/39	4,695,000	5,066,328

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	$2,205,000	$2,439,259
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,518,200
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	7,000,000	7,774,340
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,581,200
Montclair State University Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,387,400
Montclair State University Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	20,000,000	20,774,800
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,150,880
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,526,860
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,357,632
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,260,650
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,322,650
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,012,700
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,685,700
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,077,130
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,072,140
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,414,150
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	447,748
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,443,780
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,931,450
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,967,645
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	315,000	315,954
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	867,543
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	275,000	289,759
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	790,841
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%,
7/01/38	5,500,000	5,808,110
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,375,849
Refunding, Series 1A, 5.00%, 12/01/25	3,065,000	3,294,783
Refunding, Series 1A, 5.00%, 12/01/26	1,460,000	1,567,062
Refunding, Series 1A, 5.125%, 12/01/27	3,655,000	3,938,774
Refunding, Series 1A, 5.25%, 12/01/28	3,665,000	3,958,530
Series 2, 5.00%, 12/01/26	1,840,000	1,994,946
Series 2, 5.00%, 12/01/27	1,340,000	1,448,473
Series 2, 5.00%, 12/01/28	1,360,000	1,462,639
Series 2, 5.00%, 12/01/30	1,500,000	1,603,905
Series 2, 5.00%, 12/01/36	1,000,000	1,073,300
Series A, 5.625%, 6/01/30	14,500,000	15,800,215
Series A, Assured Guaranty, 6.125%, 6/01/30	8,255,000	8,906,650
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,564,924
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	1,245,000	1,281,927
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	12,014,165
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	2,281,250
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	3,710,100
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	3,808,700
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,705,051
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,275,200
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	14,907,150

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, (continued)
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	$10,000,000	$10,000,000
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,325,202
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	6,948,410
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	7,500,000	7,723,875
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,436,700
Series E, 5.25%, 1/01/40	30,000,000	32,828,700
Series H, 5.00%, 1/01/36	14,000,000	15,054,760
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42	17,800,000	19,136,068
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,573,728
Rutgers State University GO,
Series F, 5.00%, 5/01/39	20,000,000	22,085,200
Series L, 5.00%, 5/01/43	12,000,000	13,319,040
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%,
6/01/29	5,000,000	5,380,100
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation,
Series B, AGMC Insured, zero cpn.,
12/01/35	2,815,000	996,820
12/01/36	2,810,000	934,100
12/01/37	2,815,000	881,968
12/01/38	2,810,000	828,557
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,287,672
		907,996,328
New York 10.2%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,658,359
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,730,200
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,352,050
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,238,750
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,797,400
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,792,832
One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,023,650
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,852,950
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,315,000
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,659,550
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal
LLC Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,028,640
		114,449,381
Pennsylvania 2.8%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/35	5,000,000	5,395,450
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,143,800
Series E, 5.00%, 1/01/35	14,000,000	15,234,660
		31,773,910

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 3.7%
Puerto Rico 3.7%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	$5,000,000	$4,778,350
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,298,793
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	16,620,000	9,722,700
Series XX, 5.25%, 7/01/40	3,125,000	1,828,125
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	5,250,000	2,480,625
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	10,000,000	4,000,000
Series A, 6.00%, 8/01/42	30,000,000	12,225,000
Series C, 5.50%, 8/01/40	10,000,000	3,875,000
		42,208,593

Total Municipal Bonds (Cost $1,084,064,284) 97.8%		1,103,041,892
Other Assets, less Liabilities 2.2%		24,918,768
Net Assets 100.0%		$1,127,960,660

See Abbreviations on page 162.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2015 (unaudited)

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$159,448,045	$4,218,318,815	$1,023,761,439	$7,753,879,707
Value	$141,301,669	$4,440,422,742	$1,034,531,779	$8,299,495,168
Cash	22,474,075	136,532,818	48,020,721	30,312,766
Receivables:
Investment securities sold	—	22,886,074	—	23,119,606
Capital shares sold	24,281	7,706,168	1,302,540	8,423,953
Interest	2,311,947	47,253,271	9,288,004	99,301,601
Other assets	75	1,414	351	937,302
Total assets	166,112,047	4,654,802,487	1,093,143,395	8,461,590,396
Liabilities:
Payables:
Investment securities purchased	—	11,691,600	6,397,311	99,472,075
Capital shares redeemed	746,363	10,279,669	1,961,491	21,750,873
Management fees	79,318	1,753,869	380,735	3,132,934
Distribution fees	26,722	398,922	109,486	1,001,598
Transfer agent fees	23,747	757,819	96,069	1,024,684
Distributions to shareholders	73,209	1,268,901	213,636	4,183,988
Accrued expenses and other liabilities	4,212	287,820	26,126	197,501
Total liabilities	953,571	26,438,600	9,184,854	130,763,653
Net assets, at value	$165,158,476	$4,628,363,887	$1,083,958,541	$8,330,826,743
Net assets consist of:
Paid-in capital	$277,095,392	$4,466,649,114	$1,073,121,577	$8,346,108,985
Undistributed net investment income	943,930	1,455,106	1,358,329	20,339,936
Net unrealized appreciation (depreciation)	(18,146,376)	222,103,927	10,770,340	545,615,461
Accumulated net realized gain (loss)	(94,734,470)	(61,844,260)	(1,291,705)	(581,237,639)
Net assets, at value	$165,158,476	$4,628,363,887	$1,083,958,541	$8,330,826,743

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2015 (unaudited)

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$134,852,091	$1,845,941,491	$857,665,951	$4,985,529,650
Shares outstanding	14,555,614	150,351,863	82,238,923	481,396,079
Net asset value per share[a]	$9.26	$12.28	$10.43	$10.36
Maximum offering price per share (net asset value
per share ÷ 95.75%, 97.75%, 97.75% and 95.75%,
respectively)	$9.67	$12.56	$10.67	$10.82
Class C:
Net assets, at value	$27,834,316	$440,595,073	—	$1,045,511,635
Shares outstanding	2,989,901	35,790,763	—	99,245,251
Net asset value and maximum offering price
per share[a]	$9.31	$12.31	—	$10.53
Advisor Class:
Net assets, at value	$2,472,069	$2,341,827,323	$226,292,590	$2,299,785,458
Shares outstanding	266,512	190,326,049	21,710,772	221,181,017
Net asset value and maximum offering price
per share	$9.28	$12.30	$10.42	$10.40

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$1,859,238,374	$447,658,540	$1,084,064,284
Value	$2,005,770,121	$474,225,366	$1,103,041,892
Cash	18,597,594	4,866,455	15,030,542
Receivables:
Investment securities sold	—	—	4,974,639
Capital shares sold	113,272	230,983	766,812
Interest	23,844,156	5,094,286	11,971,274
Other assets	679	161	383
Total assets	2,048,325,822	484,417,251	1,135,785,542
Liabilities:
Payables:
Investment securities purchased	—	—	4,749,084
Capital shares redeemed	4,574,703	1,195,338	1,657,197
Management fees	785,424	201,758	443,082
Distribution fees	294,605	68,806	190,363
Transfer agent fees	150,405	29,808	121,528
Distributions to shareholders	909,559	251,077	626,158
Accrued expenses and other liabilities	74,894	26,615	37,470
Total liabilities	6,789,590	1,773,402	7,824,882
Net assets, at value	$2,041,536,232	$482,643,849	$1,127,960,660
Net assets consist of:
Paid-in capital	$1,951,858,828	$474,314,222	$1,157,543,085
Undistributed net investment income	4,264,798	588,365	2,448,779
Net unrealized appreciation (depreciation)	146,531,747	26,566,826	18,977,608
Accumulated net realized gain (loss)	(61,119,141)	(18,825,564)	(51,008,812)
Net assets, at value	$2,041,536,232	$482,643,849	$1,127,960,660
Class A:
Net assets, at value	$1,702,603,600	$410,551,064	$824,841,370
Shares outstanding	137,487,995	34,929,633	71,376,308
Net asset value per share[a]	$12.38	$11.75	$11.56
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.93	$12.27	$12.07
Class C:
Net assets, at value	$286,303,732	$61,605,158	$216,451,440
Shares outstanding	22,797,892	5,184,593	18,509,856
Net asset value and maximum offering price per share[a]	$12.56	$11.88	$11.69
Advisor Class:
Net assets, at value	$52,628,900	$10,487,627	$86,667,850
Shares outstanding	4,251,612	892,365	7,495,402
Net asset value and maximum offering price per share	$12.38	$11.75	$11.56

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2015 (unaudited)

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$5,614,029	$73,562,927	$8,769,347	$208,459,561
Expenses:
Management fees (Note 3a)	576,886	10,529,883	2,609,379	19,142,527
Distribution fees: (Note 3c)
Class A	82,050	923,848	661,438	2,582,194
Class C	109,155	1,467,215	—	3,519,782
Transfer agent fees: (Note 3e)
Class A	62,086	835,724	189,641	1,632,357
Class C	11,967	204,241	—	342,331
Advisor Class	1,550	1,063,080	49,183	725,725
Custodian fees	920	20,268	5,008	37,416
Reports to shareholders	11,353	181,085	22,396	216,750
Registration and filing fees	24,411	164,005	35,332	147,800
Professional fees	29,242	31,847	21,256	214,517
Trustees’ fees and expenses	717	10,748	2,950	20,740
Other	10,804	107,786	46,139	1,141,624
Total expenses	921,141	15,539,730	3,642,722	29,723,763
Expenses waived/paid by affiliates (Note 3f)	—	—	(332,698)	—
Net expenses	921,141	15,539,730	3,310,024	29,723,763
Net investment income	4,692,888	58,023,197	5,459,323	178,735,798
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(14,733,913)	(1,601,407)	2,870	(9,717,827)
Net change in unrealized appreciation (depreciation) on
investments	999,448	(58,762,415)	(4,778,924)	(249,335,236)
Net realized and unrealized gain (loss)	(13,734,465)	(60,363,822)	(4,776,054)	(259,053,063)
Net increase (decrease) in net assets resulting from
operations	$(9,041,577)	$(2,340,625)	$683,269	$(80,317,265)

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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$46,838,199	$10,079,388	$26,847,950
Expenses:
Management fees (Note 3a)	4,837,892	1,230,683	2,754,653
Distribution fees: (Note 3c)
Class A	823,524	211,798	433,689
Class C	971,268	203,748	736,199
Transfer agent fees: (Note 3e)
Class A	366,046	83,568	204,009
Class C	61,919	12,368	53,275
Advisor Class	11,153	2,125	21,219
Custodian fees	9,325	2,246	5,345
Reports to shareholders	46,766	9,875	26,814
Registration and filing fees	30,640	16,349	12,100
Professional fees	25,049	19,768	22,063
Trustees’ fees and expenses	5,587	1,265	3,198
Other	52,506	16,162	34,078
Total expenses	7,241,675	1,809,955	4,306,642
Net investment income	39,596,524	8,269,433	22,541,308
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	514,063	362,528	(703,473)
Net change in unrealized appreciation (depreciation) on investments	(34,803,616)	(7,761,632)	(39,144,796)
Net realized and unrealized gain (loss)	(34,289,553)	(7,399,104)	(39,848,269)
Net increase (decrease) in net assets resulting from operations	$5,306,971	$870,329	$(17,306,961)

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$4,692,888	$13,867,108	$58,023,197	$110,669,889
Net realized gain (loss)	(14,733,913)	(42,823,364)	(1,601,407)	(13,230,038)
Net change in unrealized appreciation
(depreciation)	999,448	47,073,547	(58,762,415)	91,568,904
Net increase (decrease) in net assets
resulting from operations	(9,041,577)	18,117,291	(2,340,625)	189,008,755
Distributions to shareholders from:
Net investment income:
Class A	(3,737,011)	(12,177,338)	(22,907,094)	(46,577,867)
Class C	(618,968)	(2,067,311)	(4,353,003)	(9,321,044)
Advisor Class	(96,296)	(273,031)	(30,201,905)	(55,388,774)
Total distributions to shareholders	(4,452,275)	(14,517,680)	(57,462,002)	(111,287,685)
Capital share transactions: (Note 2)
Class A	(50,916,866)	(88,359,283)	41,970,333	48,337,464
Class C	(7,354,170)	(14,436,279)	(10,179,758)	(4,766,376)
Advisor Class	(2,574,279)	(95,653)	86,000,346	450,330,038
Total capital share transactions	(60,845,315)	(102,891,215)	117,790,921	493,901,126
Net increase (decrease) in net assets	(74,339,167)	(99,291,604)	57,988,294	571,622,196
Net assets:
Beginning of period	239,497,643	338,789,247	4,570,375,593	3,998,753,397
End of period	$165,158,476	$239,497,643	$4,628,363,887	$4,570,375,593
Undistributed net investment income included
in net assets:
End of period	$943,930	$703,317	$1,455,106	$893,911

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Federal Limited-Term		Franklin High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$5,459,323	$12,258,213	$178,735,798	$357,911,147
Net realized gain (loss)	2,870	(1,021,923)	(9,717,827)	(372,112,222)
Net change in unrealized appreciation
(depreciation)	(4,778,924)	(4,034,897)	(249,335,236)	457,926,800
Net increase (decrease) in net assets
resulting from operations	683,269	7,201,393	(80,317,265)	778,626,725
Distributions to shareholders from:
Net investment income:
Class A	(3,876,099)	(9,202,546)	(109,696,976)	(228,761,160)
Class C	—	—	(19,628,083)	(41,044,179)
Advisor Class	(1,181,528)	(2,355,965)	(49,667,714)	(91,544,704)
Total distributions to shareholders	(5,057,627)	(11,558,511)	(178,992,773)	(361,350,043)
Capital share transactions: (Note 2)
Class A	(29,421,775)	(83,128,206)	(101,603,356)	(30,286,601)
Class C	—	—	(22,813,909)	3,059,491
Advisor Class	(4,229,113)	48,676,354	174,485,825	355,165,279
Total capital share transactions	(33,650,888)	(34,451,852)	50,068,560	327,938,169
Net increase (decrease) in net assets	(38,025,246)	(38,808,970)	(209,241,478)	745,214,851
Net assets:
Beginning of period	1,121,983,787	1,160,792,757	8,540,068,221	7,794,853,370
End of period	$1,083,958,541	$1,121,983,787	$8,330,826,743	$8,540,068,221
Undistributed net investment income included
in net assets:
End of period	$1,358,329	$956,633	$20,339,936	$20,596,911

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$39,596,524	$86,031,709	$8,269,433	$17,523,776
Net realized gain (loss)	514,063	(9,378,262)	362,528	(4,329,941)
Net change in unrealized appreciation
(depreciation)	(34,803,616)	111,954,512	(7,761,632)	26,286,456
Net increase (decrease) in net assets
resulting from operations	5,306,971	188,607,959	870,329	39,480,291
Distributions to shareholders from:
Net investment income:
Class A	(33,498,690)	(73,517,323)	(7,160,680)	(15,566,672)
Class C	(4,763,731)	(10,821,585)	(873,580)	(1,862,717)
Advisor Class	(1,047,321)	(2,050,362)	(187,191)	(265,537)
Total distributions to shareholders	(39,309,742)	(86,389,270)	(8,221,451)	(17,694,926)
Capital share transactions: (Note 2)
Class A	(77,968,154)	(156,612,631)	(22,214,140)	707,116
Class C	(17,229,756)	(40,505,660)	(357,246)	(1,608,203)
Advisor Class	42,177	4,561,234	373,353	5,418,308
Total capital share transactions	(95,155,733)	(192,557,057)	(22,198,033)	4,517,221
Net increase (decrease) in net assets	(129,158,504)	(90,338,368)	(29,549,155)	26,302,586
Net assets:
Beginning of period	2,170,694,736	2,261,033,104	512,193,004	485,890,418
End of period	$2,041,536,232	$2,170,694,736	$482,643,849	$512,193,004
Undistributed net investment income included
in net assets:
End of period	$4,264,798	$3,978,016	$588,365	$540,383

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	FRANKLIN TAX-FREE TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin New Jersey
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$22,541,308	$48,563,922
Net realized gain (loss)	(703,473)	(28,139,542)
Net change in unrealized appreciation (depreciation)	(39,144,796)	48,689,744
Net increase (decrease) in net assets resulting from operations	(17,306,961)	69,114,124
Distributions to shareholders from:
Net investment income:
Class A	(16,903,633)	(37,392,502)
Class C	(3,752,986)	(8,141,258)
Advisor Class	(1,806,732)	(3,221,642)
Total distributions to shareholders	(22,463,351)	(48,755,402)
Capital share transactions: (Note 2)
Class A	(39,025,317)	(96,307,248)
Class C	(7,704,413)	(19,745,245)
Advisor Class	(2,357,051)	27,658,078
Total capital share transactions	(49,086,781)	(88,394,415)
Net increase (decrease) in net assets	(88,857,093)	(68,035,693)
Net assets:
Beginning of period	1,216,817,753	1,284,853,446
End of period	$1,127,960,660	$1,216,817,753
Undistributed net investment income included in net assets:
End of period	$2,448,779	$2,370,822

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Franklin Double Tax-Free Income Fund and Franklin Insured Tax-Free Income Fund were closed to investors with limited exceptions effective at the close of market August 1, 2012 and March 1, 2013, respectively.

Class A & Advisor Class

Franklin Federal Limited-Term Tax-Free Income Fund

Class A, Class C & Advisor Class

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including  leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2015, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	32,832	$311,029	15,125,635	$186,348,452
Shares issued in reinvestment of distributions	341,253	3,262,648	1,673,488	20,601,816
Shares redeemed	(5,749,460)	(54,490,543)	(13,414,143)	(164,979,935)
Net increase (decrease)	(5,375,375)	$(50,916,866)	3,384,980	$41,970,333
Year ended February 28, 2015
Shares sold	57,151	$572,342	32,918,405	$406,702,390
Shares issued in reinvestment of distributions	1,099,487	10,746,656	3,362,518	41,577,824
Shares redeemed	(10,261,721)	(99,678,281)	(32,379,449)	(399,942,750)
Net increase (decrease)	(9,105,083)	$(88,359,283)	3,901,474	$48,337,464
Class C Shares:
Six Months ended August 31, 2015
Shares sold	9,196	$89,695	2,430,431	$30,011,359
Shares issued in reinvestment of distributions	58,229	559,338	292,496	3,610,137
Shares redeemed	(837,786)	(8,003,203)	(3,550,775)	(43,801,254)
Net increase (decrease)	(770,361)	$(7,354,170)	(827,848)	$(10,179,758)
Year ended February 28, 2015
Shares sold	4,377	$42,947	5,824,546	$72,181,917
Shares issued in reinvestment of distributions	189,350	1,858,470	613,884	7,609,117
Shares redeemed	(1,674,276)	(16,337,696)	(6,831,580)	(84,557,410)
Net increase (decrease)	(1,480,549)	$(14,436,279)	(393,150)	$(4,766,376)

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	21,059	$203,201	25,504,874	$314,744,794
Shares issued in reinvestment of distributions	8,176	78,438	2,078,964	25,641,193
Shares redeemed	(302,607)	(2,855,918)	(20,617,731)	(254,385,641)
Net increase (decrease)	(273,372)	$(2,574,279)	6,966,107	$86,000,346
Year ended February 28, 2015
Shares sold	253,751	$2,487,234	57,294,189	$709,229,011
Shares issued in reinvestment of distributions	21,184	207,648	3,778,398	46,851,743
Shares redeemed	(285,144)	(2,790,535)	(24,686,207)	(305,750,716)
Net increase (decrease)	(10,209)	$(95,653)	36,386,380	$450,330,038

	Franklin Federal		Franklin
	Limited-Term		High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	8,052,322	$84,029,178	21,382,842	$225,100,973
Shares issued in reinvestment of distributions	328,252	3,425,184	8,997,475	94,286,277
Shares redeemed	(11,196,853)	(116,876,137)	(40,179,621)	(420,990,606)
Net increase (decrease)	(2,816,279)	$(29,421,775)	(9,799,304)	$(101,603,356)
Year ended February 28, 2015
Shares sold	18,135,022	$190,218,420	62,660,637	$656,459,692
Shares issued in reinvestment of distributions	761,074	7,983,585	18,624,103	195,363,673
Shares redeemed	(26,823,482)	(281,330,211)	(84,367,339)	(882,109,966)
Net increase (decrease)	(7,927,386)	$(83,128,206)	(3,082,599)	$(30,286,601)
Class C Shares:
Six Months ended August 31, 2015
Shares sold			4,474,890	$47,903,629
Shares issued in reinvestment of distributions			1,567,284	16,699,980
Shares redeemed			(8,198,886)	(87,417,518)
Net increase (decrease)			(2,156,712)	$(22,813,909)
Year ended February 28, 2015
Shares sold			12,569,751	$133,824,203
Shares issued in reinvestment of distributions			3,261,409	34,771,040
Shares redeemed			(15,583,892)	(165,535,752)
Net increase (decrease)			247,268	$3,059,491
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	2,949,424	$30,763,639	53,766,242	$568,979,509
Shares issued in reinvestment of distributions	34,818	363,147	4,060,851	42,709,308
Shares redeemed	(3,388,944)	(35,355,899)	(41,408,446)	(437,202,992)
Net increase (decrease)	(404,702)	$(4,229,113)	16,418,647	$174,485,825
Year ended February 28, 2015
Shares sold	9,299,475	$97,480,472	73,851,493	$773,927,526
Shares issued in reinvestment of distributions	69,730	730,891	7,538,860	79,453,639
Shares redeemed	(4,724,896)	(49,535,009)	(47,209,780)	(498,215,886)
Net increase (decrease)	4,644,309	$48,676,354	34,180,573	$355,165,279

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	77,690	$969,021	1,153,479	$13,606,948
Shares issued in reinvestment of distributions	2,298,700	28,611,615	493,757	5,820,914
Shares redeemed	(8,639,818)	(107,548,790)	(3,526,730)	(41,642,002)
Net increase (decrease)	(6,263,428)	$(77,968,154)	(1,879,494)	$(22,214,140)
Year ended February 28, 2015
Shares sold	235,013	$2,898,667	4,006,816	$47,230,807
Shares issued in reinvestment of distributions	5,069,683	62,691,356	1,071,160	12,632,188
Shares redeemed	(18,057,574)	(222,202,654)	(5,022,768)	(59,155,879)
Net increase (decrease)	(12,752,878)	$(156,612,631)	55,208	$707,116
Class C Shares:
Six Months ended August 31, 2015
Shares sold	17,210	$217,357	191,921	$2,291,814
Shares issued in reinvestment of distributions	338,851	4,278,054	61,660	734,717
Shares redeemed	(1,720,895)	(21,725,167)	(284,671)	(3,383,777)
Net increase (decrease)	(1,364,834)	$(17,229,756)	(31,090)	$(357,246)
Year ended February 28, 2015
Shares sold	37,330	$466,948	498,644	$5,937,976
Shares issued in reinvestment of distributions	771,594	9,669,138	130,847	1,558,988
Shares redeemed	(4,060,660)	(50,641,746)	(768,658)	(9,105,167)
Net increase (decrease)	(3,251,736)	$(40,505,660)	(139,167)	$(1,608,203)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	370,340	$4,613,789	135,156	$1,595,755
Shares issued in reinvestment of distributions	68,615	853,833	13,041	153,678
Shares redeemed	(436,199)	(5,425,445)	(117,289)	(1,376,080)
Net increase (decrease)	2,756	$42,177	30,908	$373,353
Year ended February 28, 2015
Shares sold	1,245,512	$15,347,839	550,916	$6,475,385
Shares issued in reinvestment of distributions	136,604	1,689,924	17,305	204,798
Shares redeemed	(1,011,958)	(12,476,529)	(107,527)	(1,261,875)
Net increase (decrease)	370,158	$4,561,234	460,694	$5,418,308

	Franklin New Jersey
	Tax-Free Income Fund
	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	2,812,670	$33,154,582
Shares issued in reinvestment of distributions	1,183,019	13,852,157
Shares redeemed	(7,335,528)	(86,032,056)
Net increase (decrease)	(3,339,839)	$(39,025,317)
Year ended February 28, 2015
Shares sold	5,873,699	$69,880,543
Shares issued in reinvestment of distributions	2,556,326	30,462,079
Shares redeemed	(16,541,565)	(196,649,870)
Net increase (decrease)	(8,111,540)	$(96,307,248)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin New Jersey
	Tax-Free Income Fund
	Shares	Amount

Class C Shares:
Six Months ended August 31, 2015
Shares sold	836,905	$9,978,237
Shares issued in reinvestment of distributions	255,615	3,027,944
Shares redeemed	(1,746,686)	(20,710,594)
Net increase (decrease)	(654,166)	$(7,704,413)
Year ended February 28, 2015
Shares sold	1,716,248	$20,666,801
Shares issued in reinvestment of distributions	541,847	6,531,280
Shares redeemed	(3,905,744)	(46,943,326)
Net increase (decrease)	(1,647,649)	$(19,745,245)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	684,525	$8,062,371
Shares issued in reinvestment of distributions	126,507	1,481,929
Shares redeemed	(1,013,284)	(11,901,351)
Net increase (decrease)	(202,252)	$(2,357,051)
Year ended February 28, 2015
Shares sold	3,676,919	$43,717,361
Shares issued in reinvestment of distributions	209,416	2,500,915
Shares redeemed	(1,556,613)	(18,560,198)
Net increase (decrease)	2,329,722	$27,658,078

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Reimbursement Plans:
Class A	0.10%	0.10%	0.15%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	—	0.65%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A		0.10%	0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applica-
ble. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’
shares for the period:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$—	$172,852	$61,945	$487,960
CDSC retained	$—	$23,568	$34,054	$65,339

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers		$3	$30,704	$55,001
CDSC retained		$—	$647	$10,847

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reim-
burses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Transfer agent fees	$33,169	$539,659	$64,739	$805,093

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Transfer agent fees		$170,664	$40,466	$106,292

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Limited-Term Tax-Free Income Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses,) for each class of the Fund do not exceed 0.48% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2016.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2015, the capital loss carryforwards were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$503,897	$1,114,337	$17,957	$62,972,830
2017	944,001	6,237,620	—	15,478,643
2018	2,690,894	223,211	567	53,451,410
2019	853,373	1,793,931	—	583,369
Capital loss carryforwards not subject to expiration:
Short term	4,879,485	32,449,779	—	136,038,722
Long term	70,128,907	18,423,975	1,276,051	294,759,263
Total capital loss carryforwards	$80,000,557	$60,242,853	$1,294,575	$563,284,237

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2017		$36,012	$—	$—
2018		5,518,185	—	—
Capital loss carryforwards not subject to expiration:
Short term		35,870,393	7,794,180	10,670,116
Long term		20,208,614	11,393,912	39,635,223
Total capital loss carryforwards		$61,633,204	$19,188,092	$50,305,339

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$159,435,532	$4,218,090,529	$1,023,638,453	$7,757,068,108

Unrealized appreciation	$9,815,544	$229,934,243	$11,286,999	$879,412,407
Unrealized depreciation	(27,949,407)	(7,602,030)	(393,673)	(336,985,347)
Net unrealized appreciation (depreciation)	$(18,133,863)	$222,332,213	$10,893,326	$542,427,060

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Cost of investments		$1,859,096,221	$447,591,962	$1,084,057,314

Unrealized appreciation		149,824,355	28,272,105	61,016,395
Unrealized depreciation		(3,150,455)	(1,638,701)	(42,031,817)
Net unrealized appreciation (depreciation)		$146,673,900	$26,633,404	$18,984,578

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2015, were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$—	$241,896,629	$50,394,164	$866,813,134
Sales	$46,895,407	$75,441,910	$103,445,000	$414,635,395

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund

Purchases		$37,913,250	$—	$54,978,259
Sales		$62,377,956	$26,762,710	$101,344,514

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6. Credit Risk and Defaulted Securities

At August 31, 2015, Franklin Double Tax-Free Income Fund and Franklin High Yield Tax-Free Income Fund had 25.70% and 15.30%, respectively, of their portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2015, the aggregate value of these securities was $15,421,233 representing 0.19% of the Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

7. Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2015, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Double Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$141,301,669	$—	$141,301,669
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$4,314,247,742	$—	$4,314,247,742
Short Term Investments	—	126,175,000	—	126,175,000
Total Investments in Securities	$—	$4,440,422,742	$—	$4,440,422,742
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,005,061,823	$—	$1,005,061,823
Short Term Investments	—	29,469,956	—	29,469,956
Total Investments in Securities	$—	$1,034,531,779	$—	$1,034,531,779
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,136,448	—	4,136,448
Municipal Bonds	—	8,243,041,437	2,200,201	8,245,241,638
Short Term Investments	—	49,400,000	—	49,400,000
Total Investments in Securities	$—	$8,296,577,885	$2,917,283	$8,299,495,168
Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$2,005,770,121	$—	$2,005,770,121
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$474,225,366	$—	$474,225,366
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,103,041,892	$—	$1,103,041,892

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDAR	Industrial Development Authority Revenue
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	IDBR	Industrial Development Board Revenue
BAM	Build America Mutual Assurance Co.	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	MAC	Municipal Assurance Corp.
CDA	Community Development Authority/Agency	MFH	Multi-Family Housing
CDD	Community Development District	MFHR	Multi-Family Housing Revenue
CDR	Community Development Revenue	MFMR	Multi-Family Mortgage Revenue
CFD	Community Facilities District	MFR	Multi-Family Revenue
CIFG	CDC IXIS Financial Guaranty	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
CSD	Central School District	PBA	Public Building Authority
EDA	Economic Development Authority	PCC	Pollution Control Corp.
EDC	Economic Development Corp.	PCFA	Pollution Control Financing Authority
EDR	Economic Development Revenue	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFA	Public Financing Authority
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FICO	Financing Corp.	PIK	Payment-In-Kind
FNMA	Federal National Mortgage Association	PSF	Permanent School Fund
FRN	Floating Rate Note	PUD	Public Utility District
GARB	General Airport Revenue Bonds	RDA	Redevelopment Agency/Authority
GO	General Obligation	SF	Single Family
HDA	Housing Development Authority/Agency	SFHR	Single Family Housing Revenue
HDC	Housing Development Corp.	SFMR	Single Family Mortgage Revenue
HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance
IDA	Industrial Development Authority/Agency

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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GOF P-11 08/15

SUPPLEMENT DATED AUGUST 26, 2015
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF
EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

Franklin Federal Tax-Free Income Fund

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

The Prospectus is amended as follows:

I. For the Franklin Double Tax-Free Income Fund, the second paragraph under the “Fund Summary – Principal Investment Strategies” section on page 4 is revised as follows:

The Fund focuses on the municipal securities of U.S. territories, such as Puerto Rico, Guam and the U.S. Virgin Islands. Because of the Fund’s historical focus on Puerto Rico municipal securities, the Fund’s portfolio may consist to a large extent of such securities.

II. For the Franklin Double Tax-Free Income Fund, the second through sixth paragraphs under the “Fund Summary – Principal Risks – Puerto Rico and U.S. Territories” section starting on page 5 are replaced as follows:

Puerto Rico and its municipal issuers have continued to experience significant financial difficulties, which have created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, a decline in population, significant debt service obligations, liquidity issues, and reduced access to financial markets. Credit rating firms have repeatedly downgraded Puerto Rico’s general obligation debt, along with the ratings of certain related Puerto Rico issuers, further below investment grade. Although recent Puerto Rico legislation that would have allowed certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt should they become insolvent has been ruled unconstitutional, Puerto Rico has petitioned the U.S. Supreme Court to review this ruling, and Puerto Rico continues to seek the expansion of Chapter 9 bankruptcy eligibility to Puerto Rico. The governor of Puerto Rico has publicly called for a restructuring of Puerto Rico debt obligations and certain other Puerto Rico issuers continue to negotiate with creditors for a financial restructuring. In addition, a Puerto Rico agency recently failed to make a full scheduled debt payment. A restructuring of some or all of the commonwealth’s debt, or a further decline in market prices of Puerto Rico debt obligations, may affect the Fund’s investments and its performance.

Because the Fund has historically invested primarily in Puerto Rico municipal securities, the Fund’s portfolio may consist to a large extent of such securities. These holdings may fluctuate more in value, be harder to sell and value, and be subject to greater credit risk than investment grade securities. Although the Fund is closed to new investments, it still must invest any net cash generated through the maturity or sale of portfolio holdings and dividend and capital gain reinvestments. If the Fund is unable to find sufficient Puerto Rico or other U.S. territory bonds that meet its investment policies, it may be unable to meet its investment goal.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of August 10, 2015, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

III. For the Franklin Double Tax-Free Income Fund, “Fund Details – Principal Risks – State and U.S. Territories” section, the fifth paragraph on page 65 is revised as follows:

Because the Double Tax-Free Fund has historically invested primarily in Puerto Rico municipal securities, the Fund’s portfolio may consist to a large extent of such securities. These holdings may fluctuate more in value, be harder to sell and value, and be subject to greater credit risk than investment grade securities. Although the Double Tax-Free Fund is closed to new investments, it still must invest any net cash generated through the maturity or sale of portfolio holdings and dividend and capital gain reinvestments. If the Double Tax-Free Fund is unable to find sufficient Puerto Rico or other U.S. territory bonds that meet its investment policies, it may be unable to meet its investment goal.

IV. For all Funds, the paragraphs beginning with either “Certain municipal issuers…” or “The Commonwealth of Puerto Rico…” in the “Fund Details – Principal Risks – State and U.S. Territories” section are revised as follows:

Puerto Rico and its municipal issuers have continued to experience significant financial difficulties, which have created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, a decline in population, significant debt service obligations, liquidity issues, and reduced access to financial markets. Credit rating firms have repeatedly downgraded Puerto Rico’s general obligation debt, along with the ratings of certain related Puerto Rico issuers, further below investment grade. Although recent Puerto Rico legislation that would have allowed certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt should they become insolvent has been ruled unconstitutional, Puerto Rico has petitioned the U.S. Supreme Court to review this ruling, and Puerto Rico continues to seek the expansion of Chapter 9 bankruptcy eligibility to Puerto Rico. The governor of Puerto Rico has publicly called for a restructuring of Puerto Rico debt obligations and certain other Puerto Rico issuers continue to negotiate with creditors for a financial restructuring. In addition, a Puerto Rico agency recently failed to make a full scheduled debt payment. A restructuring of some or all of the commonwealth’s debt, or a further decline in market prices of Puerto Rico debt obligations, may affect the Fund’s investments and its performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of August 10, 2015, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Please keep this supplement with your prospectus for future reference.

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Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	TF1 S 10/15

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
August 31, 2015

Franklin Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and
Manager’s Discussion	5
Franklin Alabama
Tax-Free Income Fund	6
Franklin Florida
Tax-Free Income Fund	12
Franklin Georgia
Tax-Free Income Fund	18
Franklin Kentucky
Tax-Free Income Fund	23
Franklin Louisiana
Tax-Free Income Fund	29
Franklin Maryland
Tax-Free Income Fund	35
Franklin Missouri
Tax-Free Income Fund	42
Franklin North Carolina
Tax-Free Income Fund	49
Franklin Virginia
Tax-Free Income Fund	56
Financial Highlights and
Statements of Investments	62
Financial Statements	116
Notes to Financial Statements	127
Shareholder Information	139

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Semiannual Report

Municipal Bond Market Overview

During the six-month reporting period ended August 31, 2015, municipal bonds were lackluster but performed slightly better than the U.S. Treasury market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +0.31% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury index, had a -0.09% total return.1 Both markets experienced volatility primarily due to uncertainty regarding the timing and magnitude of an interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

In March, the Fed removed the word “patient” from its statement on interest rate policy, which signaled the financial markets that it could start raising the federal funds target rate as early as June. At the same time, Fed Chair Janet Yellen added, “Just because we removed the word ‘patient’ from the statement doesn’t mean we are going to be impatient.” The central bank indicated it would raise rates when it had reasonable confidence that inflation would reach its 2% target and the job market continued to improve. In June, the financial markets gained some ground when the Fed chose not to increase short-term rates and indicated, given current economic conditions, it expected any increases would be gradual. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions, and we would expect to see some volatility until the markets have more clarity surrounding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as inflows that had been healthy during 2014 and into March 2015 turned slightly negative for the rest of the period through August. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a -3.38% total return over the reporting period as measured by the Barclays Municipal High Yield Index.1 Overall new issuance for the period was strong with more than $229 billion in bonds coming to the market; however, overall net supply was offset by more than $237 billion in bonds either maturing or being called out of the market.2

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and Standard & Poor’s repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. legislature.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to a default by Puerto Rico’s Public Finance Corporation on the majority of its debt service payment that was due on August 3, 2015.

Shortly after the reporting period ended, Governor Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. In addition, Franklin Templeton has been a member of a creditors’ committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. Shortly after the reporting period ended, PREPA and the creditors’ committee agreed in principle to a debt restructuring plan that should reduce PREPA’s debt principal and provide some financial flexibility. The plan has some contingencies before it can take effect, but the agreement provided a positive signal to the market that issuers and bond-holders can reach a mutually acceptable agreement.

1. Source: Morningstar.
2. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 3

MUNICIPAL BOND MARKET OVERVIEW

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

Franklin Alabama Tax-Free Income Fund

This semiannual report for Franklin Alabama Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	2.83%
AA	61.40%
A	11.96%
BBB	2.91%
Below Investment Grade	2.22%
Refunded	15.68%
Not Rated	3.00%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.55 on February 28, 2015, to $11.26 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 21.42 cents per share for the same period.2 The Performance Summary beginning on page 9 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.62% based on an annualization of the 3.55 cent per share August dividend and the maximum offering price of $11.76 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Alabama personal income tax bracket of 46.42% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.76% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C
March	3.59	3.03
April	3.59	3.03
May	3.59	3.03
June	3.55	3.03
July	3.55	3.03
August	3.55	3.03
Total	21.42	18.18

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Alabama’s economy grew moderately during the period under review. In the first quarter of 2015, manufacturing jobs increased as exports rose, including for the state’s transportation equipment manufacturing sector, which is Alabama’s largest

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 64.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

exporter. The state’s housing market also improved as home prices increased. Business sentiment in the state remained generally positive and better than in the nation as a whole, with the expectation of improved state business profits in almost all industries. Alabama continued to generally add jobs, with increases in the education and health services sector and the construction sector. In contrast, the professional and business services sector declined. Alabama’s unemployment rate began the period at 5.8% and rose to 6.2% in August 2015, which was higher than the 5.1% national average.3

Alabama has two major operating funds — the Education Trust Fund (ETF), the main funding source for education programs, and the General Fund, the primary funding source for Medicaid and other non-education government programs. Tax collections, which contribute to the state’s revenue, were up for the first nine months of fiscal year 2015 (which ends September 30) compared with the same prior-year period. This rise was mainly attributed to increases in collections from business privilege taxes, sales taxes and total income taxes. Total income tax collections rose due to a substantial increase in tax collected from corporations, and individual income tax collections also improved. In contrast, oil and gas privilege and production taxes declined significantly compared with the prior-year period. The state’s fiscal year 2016 budget projected modest increases in the General Fund and ETF appropriations compared with fiscal year 2015. Additionally, the budget estimated significant increases in total Medicaid and corrections spending compared with the previous year and also proposed a plan to increase General Fund revenue.

The state’s net-tax supported debt was 2.3% of personal income and $824 per capita, compared with the national medians of 2.5% and $1,012.4 Independent credit rating agency Standard & Poor’s (S&P) maintained Alabama’s credit rating of AA with a stable outlook.5 The rating was based on S&P’s assessment of the state’s large and diversifying economic base, constitutional expenditure cutbacks to protect state finances and low debt burden. The outlook reflected S&P’s expectation that, despite Alabama’s limited revenue-raising flexibility, the state will make necessary budget adjustments if revenues fall short of projections.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	20.5%
Refunded**	19.5%
General Obligation	13.7%
Hospital & Health Care	11.6%
Higher Education	10.2%
Subject to Government Appropriations	6.6%
Other Revenue	6.3%
Tax-Supported	5.3%
Corporate-Backed	2.9%
Housing	2.1%
Transportation	1.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 7

FRANKLIN ALABAMA TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRALX)	$11.26	$11.55	-$	0.29
C (FALEX)	$11.40	$11.69	-$	0.29

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2142
C	$0.1818

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Semiannual Report 9

FRANKLIN ALABAMA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.72%
6-Month	-0.66%	-4.86%
1-Year	+1.65%	-2.66%	-2.32%
5-Year	+19.69%	+2.76%	+2.81%
10-Year	+45.84%	+3.39%	+3.52%
C					1.27%
6-Month	-0.93%	-1.90%
1-Year	+1.15%	+0.17%	+0.52%
5-Year	+16.52%	+3.10%	+3.15%
10-Year	+38.13%	+3.28%	+3.40%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.62%	6.76%	1.91%		3.56%
C	3.19%	5.95%	1.46%		2.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Alabama personal income tax rate of 46.42%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$993.40	$3.56
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.61
C
Actual	$1,000	$990.70	$6.30
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.39

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.71% and C: 1.26%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 11

Franklin Florida Tax-Free Income Fund

This semiannual report for Franklin Florida Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes and any Florida personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	7.89%
AA	41.93%
A	38.32%
BBB	2.12%
Below Investment Grade	4.23%
Refunded	5.22%
Not Rated	0.29%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.38 on February 28, 2015, to $11.04 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 22.77 cents per share for the same period.2 The Performance Summary beginning on page 15 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.75% based on an annualization of the 3.60 cent per share August dividend and the maximum offering price of $11.53 on August 31, 2015. An investor in the 2015 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.63% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C
March	3.86	3.34
April	3.86	3.34
May	3.86	3.34
June	3.86	3.36
July	3.73	3.23
August	3.60	3.10
Total	22.77	19.71

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Florida’s economic recovery accelerated during the reporting period as employment and population growth exceeded national averages. Strong economic activity fueled job market improvement, which spurred population growth and housing market activity. Florida’s population grew at a healthy pace

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 69.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	26.2%
Transportation	19.4%
Hospital & Health Care	15.4%
Refunded**	11.2%
General Obligation	8.1%
Tax-Supported	7.4%
Subject to Government Appropriations	5.4%
Higher Education	3.8%
Other Revenue	2.8%
Housing	0.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

as job seekers migrated to the state. Escalating demand led home sales to improve and prices to reach a post-recession high. Florida welcomed a record number of tourists during the period, which led to healthy gains in the leisure and hospitality sector. The state’s unemployment rate began the period at 5.7% and ended the period at a seven-year low of 5.3%, which was slightly higher than the 5.1% national average.3

Lawmakers estimated that total fiscal year 2015 revenue would surpass pre-recession peak collection levels. Low gasoline prices boosted general consumption levels and as a result, sales tax collections through June 2015 were slightly higher compared with the same period in the previous fiscal year. An extended debate in the legislature about the expansion of Medicare health care coverage delayed passage of the fiscal year 2016 budget. Lawmakers avoided a partial shutdown of the state’s government after they reached a late compromise that shifted some general revenues to compensate for reduced federal health care funding. The governor then signed the budget into law while vetoing a record number of projects. The total budget for fiscal year 2016 was slightly larger than the amount in fiscal year 2015, with increased spending on education and human services. The budget included reduced revenue from tax cuts, including business taxes, taxes on cellular phones and cable television bills, a sales tax exemption on college textbooks and a back-to-school sales tax holiday. The governor cut funding for a number of projects he felt did not follow protocol and would not create a statewide impact.

Florida’s net tax-supported debt was 2.4% of personal income and $973 per capita, slightly lower than the national medians of 2.5% and $1,012.4 Standard & Poor’s (S&P) rated Florida’s general obligation debt AAA with a stable outlook, reflecting the independent credit rating agency’s assessment of the state’s good revenue growth, restoration of structural budgetary balance, good income levels, moderate debt burden and solid reserve levels.5 Some challenges that S&P cited included Florida’s job losses that have not yet been fully recouped and an improved, but still weak, housing market.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com

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Semiannual Report 13

FRANKLIN FLORIDA TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRFLX)	$11.04	$11.38	-$	0.34
C (FRFIX)	$11.26	$11.59	-$	0.33

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2277
C	$0.1971

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Semiannual Report 15

FRANKLIN FLORIDA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.64%
6-Month	-0.99%	-5.24%
1-Year	+2.04%	-2.29%	-1.47%
5-Year	+17.49%	+2.38%	+2.53%
10-Year	+43.81%	+3.25%	+3.41%
C					1.19%
6-Month	-1.15%	-2.12%
1-Year	+1.62%	+0.64%	+1.31%
5-Year	+14.40%	+2.73%	+2.86%
10-Year	+36.23%	+3.14%	+3.29%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.75%	6.63%	2.04%		3.60%
C	3.30%	5.83%	1.58%		2.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/15.
7. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$990.10	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$3.20
C
Actual	$1,000	$988.50	$5.90
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$5.99

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63% and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

franklintempleton.com

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Semiannual Report 17

Franklin Georgia Tax-Free Income Fund

This semiannual report for Franklin Georgia Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	5.64%
AA	60.58%
A	18.05%
Below Investment Grade	3.29%
Refunded	11.52%
Not Rated	0.92%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.46 on February 28, 2015, to $12.21 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 22.47 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.55% based on an annualization of the 3.77 cent per share August dividend and the maximum offering price of $12.75 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Georgia personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.70% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C
March	3.72	3.12
April	3.72	3.12
May	3.72	3.12
June	3.77	3.20
July	3.77	3.20
August	3.77	3.20
Total	22.47	18.96

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Georgia’s economic recovery continued during the reporting period, although activity in the manufacturing sector, a major source of employment, slowed in response to volatile broad economic data. The other services and government sectors lost jobs. In contrast, the trade, transportation and utilities sector, another important source of employment, expanded during the period because of increased activity at the state’s ports. Factors such as improved U.S. economic performance and a labor dispute that disrupted operations at West Coast ports helped Georgia’s shipping infrastructure move a record amount of

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 75.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND

cargo. Other sectors that grew during the period included professional and business services and education and health services. The state’s unemployment rate fell from 6.3% in February to a seven-year low of 5.9% by period-end, which was higher than the 5.1% national average.3 Georgia’s housing market, hit hard by the recession, experienced modest growth during the period.

In a sign of an improving economy, tax collections in the second half of fiscal year 2015 were higher than for the same period in fiscal year 2014. Georgia’s budget for fiscal year 2016, which started in July, was based on projections of continued revenue growth. The fiscal year 2016 budget was slightly larger than the amended 2015 budget, excluding a midyear adjustment. Lawmakers raised spending on education, public safety, economic development and health care. The budget also included full funding of pension system contributions.

Georgia’s net tax-supported debt was 2.8% of personal income and $1,043 per capita, compared with the national medians of 2.5% and $1,012.4 Standard & Poor’s (S&P) rated Georgia’s general obligation debt AAA with a stable outlook, reflecting the independent credit rating agency’s view of the state’s recovering and well-diversified economy, strong financial monitoring and oversight, a history of maintaining fiscal balance through spending cuts, a depleted but gradually growing revenue shortfall reserve, and moderate debt with rapid amortization.5 S&P’s outlook reflected its expectation that Georgia’s economy would continue to strengthen and experience above-average employment growth relative to the nation.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	21.9%
Hospital & Health Care	17.4%
Refunded**	17.1%
Subject to Government Appropriations	15.2%
Higher Education	8.7%
Tax-Supported	7.0%
General Obligation	5.6%
Transportation	5.2%
Housing	1.4%
Other Revenue	0.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com

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Semiannual Report 19

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FTGAX)	$12.21	$12.46	-$	0.25
C (FGAIX)	$12.37	$12.63	-$	0.26

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2247
C	$0.1896

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.67%
6-Month	-0.20%	-4.42%
1-Year	+2.42%	-1.94%	-1.46%
5-Year	+20.07%	+2.82%	+2.92%
10-Year	+48.67%	+3.60%	+3.75%
C					1.22%
6-Month	-0.56%	-1.54%
1-Year	+1.82%	+0.84%	+1.41%
5-Year	+16.74%	+3.14%	+3.26%
10-Year	+40.65%	+3.47%	+3.63%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.55%	6.70%	1.83%		3.45%
C	3.10%	5.85%	1.37%		2.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Georgia personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

franklintempleton.com

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Semiannual Report 21

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$998.00	$3.31
Hypothetical (5% return before expenses)	$1,000	$1,021.82	$3.35
C
Actual	$1,000	$994.40	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.05	$6.14

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66% and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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22 Semiannual Report

franklintempleton.com

Franklin Kentucky Tax-Free Income Fund

This semiannual report for Franklin Kentucky Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	7.18%
AA	42.26%
A	34.77%
BBB	6.17%
Below Investment Grade	1.22%
Refunded	8.40%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.52 on February 28, 2015, to $11.24 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.95 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.53%. An investor in the 2015 maximum combined effective federal and Kentucky personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund’s Class A tax-free distribution rate. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

Dividend per Share (cents)
Month	Class A
March	3.55
April	3.55
May	3.50
June	3.45
July	3.45
August	3.45
Total	20.95

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

Kentucky’s economic recovery made gains but faced challenges during the reporting period. The troubled coal industry, a major source of employment, continued to shrink because of cheap natural gas, growing foreign competition and increasingly strict environmental protection regulations. The decline led the mining and logging sector to lose jobs. Other sectors that contracted included professional and business services as well as trade, transportation and utilities. In contrast, the automobile

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 81.

franklintempleton.com

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Semiannual Report 23

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

manufacturing industry, which has long been another important source of jobs, contributed to an overall gain in manufacturing employment after pent-up demand generated strong sales. The government and leisure and hospitality sectors also expanded. The commonwealth’s unemployment rate began the period at 5.3%, decreased slightly to a 14-year low of 5.1% in March and ended the period at 5.2%, which was slightly higher than the nation’s 5.1% rate.3 In the real estate market, home prices increased slightly compared with the previous year.

Highlights of the commonwealth’s enacted 2015–2016 biennial budget, which took effect in July 2014, featured increased K-12 education and human services spending as well as investment in economic development. Lawmakers achieved near structural balance by cutting commonwealth agency spending and reducing dependence on nonrecurring revenue. In January 2015, the commonwealth reported that general fund receipts grew based on the strength of income tax withholdings, but that declining road fund revenues hurt by falling gasoline prices and other declining revenue sources would require close monitoring. In a sign of an improving economy, revenue collections increased for the fifth consecutive fiscal year based on the strength of strong income and sales tax collections. The resulting surplus in fiscal year 2015 allowed lawmakers to pay necessary government expenses and place the largest deposit into Kentucky’s reserve fund in almost a decade.

Kentucky’s net tax-supported debt was 5.3% of personal income and $1,921 per capita, compared with the national medians of 2.5% and $1,012.4 Moody’s Investors Service assigned Kentucky an issuer rating of Aa2, reflecting the independent credit rating agency’s assessment of the commonwealth’s record of proactive financial control and the positive economic impact of the automotive industry’s recovery.5 Moody’s stable outlook reflected its expectation that Kentucky will continue to manage its finances responsibly and work to improve the financing of teacher pensions against a background of continued below-average state economic growth.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	27.4%
Subject to Government Appropriations	18.8%
Hospital & Health Care	18.1%
Refunded**	10.6%
Higher Education	8.2%
General Obligation	7.1%
Housing	4.1%
Other Revenue	2.3%
Transportation	2.2%
Tax-Supported	1.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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24 Semiannual Report

franklintempleton.com

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

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Semiannual Report 25

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRKYX)	$11.24	$11.52	-$	0.28

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2095

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.78%
6-Month	-0.61%	-4.83%
1-Year	+1.44%	-2.87%	-2.30%
5-Year	+19.07%	+2.65%	+2.77%
10-Year	+45.78%	+3.39%	+3.52%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.53%	6.66%	1.64%		3.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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26 Semiannual Report

franklintempleton.com

FRANKLIN KENTUCKY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the 3.45 cent per share August dividend and the maximum offering price of $11.74 per share on 8/31/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Kentucky personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

franklintempleton.com

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Semiannual Report 27

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$993.90	$3.81
Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.86

*Expenses are calculated using the most recent six-month annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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28 Semiannual Report

franklintempleton.com

Franklin Louisiana Tax-Free Income Fund

This semiannual report for Franklin Louisiana Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	0.85%
AA	49.10%
A	19.56%
BBB	5.96%
Below Investment Grade	2.05%
Refunded	19.59%
Not Rated	2.89%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.62 on February 28, 2015, to $11.37 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 21.79 cents per share for the same period.2 The Performance Summary beginning on page 32 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.63% based on an annualization of the 3.59 cent per share August dividend and the maximum offering price of $11.87 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Louisiana personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.85% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C
March	3.69	3.17
April	3.69	3.17
May	3.64	3.12
June	3.59	3.08
July	3.59	3.08
August	3.59	3.08
Total	21.79	18.70

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Louisiana’s economy faced significant challenges during the period after falling oil prices hurt the state’s energy-related industries. Low oil prices pushed major employers including energy corporations Chevron and Royal Dutch Shell to issue layoffs. Louisiana’s unemployment rate, however, fell from 6.7% at the beginning of the period to 6.0% at period-end but

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 86.

franklintempleton.com

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Semiannual Report 29

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

remained higher than the 5.1% national average.3 The decline in the unemployment rate reflected a labor force contraction that occurred after people stopped looking for work. Despite negative energy industry trends, many of Louisiana’s economic indicators continued to gradually improve overall. The professional and business services sector and the education and health services sector showed strong growth. In the housing market, sales and price levels increased.

The budget for fiscal year 2016, which began on July 1, 2015, was slightly smaller than the previous year’s. The 2016 budget’s general fund portion, however, was slightly larger mainly because of growth in health and education spending. Lawmakers initially faced a budget gap in fiscal year 2016 that threatened funding for Louisiana’s public education and health care systems. Lawmakers balanced the budget using a variety of actions. The governor and the legislature raised revenue by increasing vehicle title fees and cigarette sales taxes, reducing tax credits and creating new fees. They also froze government hiring and pay levels. The rest of the budget was balanced by the use of one-time funding sources. Lawmakers expected that improving sales tax collections could also help reduce the budget gap. Near period-end, however, lawmakers made slight cuts to education and other state services after oil prices fell and lawmakers discovered they had overestimated the number of revenue sources available in fiscal year 2016.

Louisiana’s net tax-supported debt was 3.9% of personal income and $1,566 per capita, compared with the national medians of 2.5% and $1,012.4 Standard & Poor’s (S&P) affirmed its AA rating of Louisiana’s general obligation debt and negative outlook.5 S&P’s rating reflected the independent credit rating agency’s view of the state’s continued, but slow, economic recovery, strong financial and budget management framework, and moderate debt and liability profile with a strong legal framework for debt repayment. According to S&P, these strengths were somewhat offset by the state’s below-average funding of pensions and other postemployment benefits, as well as its continued, though improved, structural budgetary imbalance based on reliance on nonrecurring funding sources worsened by slow revenue growth resulting from lower oil prices. S&P’s negative outlook reflected its view of the state’s ongoing budgetary pressures related to a continued structural budgetary imbalance in fiscal year 2016 coupled with slow baseline revenue growth and scheduled expiration of certain tax measures.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Refunded**	21.1%
Utilities	17.7%
Subject to Government Appropriations	10.8%
Higher Education	10.2%
Hospital & Health Care	9.0%
Tax-Supported	8.6%
Transportation	7.9%
General Obligation	6.8%
Other Revenue	3.6%
Housing	3.0%
Corporate-Backed	1.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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30 Semiannual Report

franklintempleton.com

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

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Semiannual Report 31

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FKLAX)	$11.37	$11.62	-$	0.25
C (FLAIX)	$11.53	$11.79	-$	0.26

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2179
C	$0.1870

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32 Semiannual Report

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.69%
6-Month	-0.28%	-4.55%
1-Year	+2.71%	-1.65%	-1.23%
5-Year	+18.87%	+2.62%	+2.71%
10-Year	+46.43%	+3.44%	+3.63%
C					1.24%
6-Month	-0.62%	-1.60%
1-Year	+2.12%	+1.13%	+1.55%
5-Year	+15.60%	+2.94%	+3.04%
10-Year	+38.50%	+3.31%	+3.51%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.63%	6.85%	1.81%		3.42%
C	3.21%	6.06%	1.35%		2.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Louisiana personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 33

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$997.20	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.46
C
Actual	$1,000	$993.80	$6.16
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.24

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.68% and C: 1.23%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin Maryland Tax-Free Income Fund

This semiannual report for Franklin Maryland Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Maryland personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	10.20%
AA	37.32%
A	16.38%
BBB	10.12%
Below Investment Grade	6.51%
Refunded	15.55%
Not Rated	3.92%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.55 on February 28, 2015, to $11.20 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.37 cents per share for the same period.2 The Performance Summary beginning on page 38 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.51% based on an annualization of the 3.42 cent per share August dividend and the maximum offering price of

$11.70 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Maryland state and local personal income tax bracket of 48.81% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.86% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.37	2.82	3.49
April	3.37	2.82	3.49
May	3.37	2.82	3.49
June	3.42	2.91	3.52
July	3.42	2.91	3.52
August	3.42	2.91	3.52
Total	20.37	17.19	21.03

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Maryland’s economy grew moderately for the six months under review. A large percentage of the state’s residents are employed by the federal government, and jobs were negatively affected by federal spending cuts early in fiscal year 2015. However, employment improved during the reporting period. Maryland’s unemployment rate fell in August to 5.1%, which matched the national average.3 The state benefited from a rise in private

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 92.

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Semiannual Report 35

FRANKLIN MARYLAND TAX-FREE INCOME FUND

sector payrolls, including in education and health services as well as professional and business services, largely offsetting contractions in the manufacturing and other services sectors. The housing market experienced relatively flat home prices while building permits rose.

In March 2015, Maryland maintained its general fund revenue estimates for fiscal years 2015 and 2016. Year-to-date revenues through May 2015 were slightly above fiscal year 2015 estimates and were expected to be in line with actual year-end estimates after expected income tax refunds in June. The state’s general fund budget for fiscal year 2016 significantly reduced a projected structural gap with modest projected year-over-year growth in current revenue and other adjustments. The state also closed the fiscal year 2016 budget gap with a reduction in general spending in fiscal year 2015, eliminating merit pay increases, establishing a voluntary separation program, and reducing previously planned supplemental contributions to its pension plan. Additional cost-saving measures included non-recurring replacement of general fund resources with health insurance plan funds and bond premiums. The fiscal year 2016 budget also maintained a modest combined general fund and rainy day fund balance.

The state’s net tax-supported debt was 3.5% of personal income and $1,889 per capita, compared with the national medians of 2.5% and $1,012.4 Independent credit rating agency Standard & Poor’s (S&P) assigned a rating of AAA and stable outlook for the state’s general obligation debt.5 S&P cited several of the state’s strengths, including a broad and diverse economy, strong wealth and income levels, proactive financial and budget management, well-developed financial and debt management policies, and moderate debt levels despite increasing issuance. However, S&P noted that improved structural budget alignment and the pace of economic recovery were critical factors for assessing the state’s debt over the near term, given Maryland’s below-average pension funding ratios and annual contributions that have not met required contribution levels.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Hospital & Health Care	18.5%
Utilities	16.2%
Refunded**	15.5%
Higher Education	14.1%
General Obligation	12.4%
Housing	11.8%
Other Revenue	4.7%
Transportation	2.9%
Tax-Supported	2.4%
Subject to Government Appropriations	1.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15. 5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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36 Semiannual Report

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 37

FRANKLIN MARYLAND TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FMDTX)	$11.20	$11.55	-$	0.35
C (FMDIX)	$11.41	$11.75	-$	0.34
Advisor (FMDZX)	$11.21	$11.56	-$	0.35

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2037
C	$0.1719
Advisor	$0.2103

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38 Semiannual Report

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.67%
6-Month	-1.27%	-5.45%
1-Year	+1.00%	-3.30%	-2.78%
5-Year	+15.03%	+1.95%	+2.05%
10-Year	+40.97%	+3.04%	+3.18%
C					1.22%
6-Month	-1.44%	-2.41%
1-Year	+0.51%	-0.46%	-0.02%
5-Year	+11.94%	+2.28%	+2.38%
10-Year	+33.57%	+2.94%	+3.07%
Advisor[6]					0.57%
6-Month	-1.21%	-1.21%
1-Year	+1.19%	+1.19%	+1.65%
5-Year	+15.69%	+2.96%	+3.06%
10-Year	+41.92%	+3.56%	+3.70%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.51%	6.86%	2.15%		4.20%
C	3.06%	5.98%	1.71%		3.34%
Advisor	3.77%	7.36%	2.35%		4.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 39

FRANKLIN MARYLAND TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.58%
and +4.81%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Maryland state and local personal income tax rate of 48.81%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$987.30	$3.35
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.40
C
Actual	$1,000	$985.60	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$6.19
Advisor
Actual	$1,000	$987.90	$2.85
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.90

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 41

Franklin Missouri Tax-Free Income Fund

This semiannual report for Franklin Missouri Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	11.60%
AA	43.76%
A	19.99%
BBB	8.51%
Below Investment Grade	4.00%
Refunded	10.03%
Not Rated	2.11%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.21 on February 28, 2015, to $11.93 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 21.33 cents per share for the same period.2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.40% based on an annualization of the 3.53 cent per share August dividend and the maximum offering price of $12.46 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Missouri personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.42% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.68	3.10	3.78
April	3.53	2.95	3.63
May	3.53	2.95	3.63
June	3.53	2.99	3.63
July	3.53	2.99	3.63
August	3.53	2.99	3.63
Total	21.33	17.97	21.93

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Missouri’s strong and diverse economy continued to expand during the six months under review. Manufacturing activity improved for most of the period, but slowed at period-end. In the housing market, home prices appreciated and building

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 98.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

permits rose. The number of foreclosures ended the period higher but remained below the national average. Missouri’s unemployment rate slightly increased from 5.5% in February to 5.6% in August, which was higher than the 5.1% national average.3 The government sector and education and health services sector added jobs during the period under review. In contrast, the construction and manufacturing sectors exhibited some weakness.

The state concluded fiscal year 2015 on June 30 with a strong surplus in general revenue collections, mainly because of a strong rise in collections of individual and corporate income tax, sales tax and other taxes, while refunds declined. General fund collections for 2016 fiscal year-to-date in August were up compared with the previous year as individual, corporate and sales tax collections increased, although they were partly offset by a decrease in all other collections and an increase in refunds. The state’s enacted fiscal year 2016 budget projected flat spending compared with the previous year, with the potential for additional modest supplemental spending. The initial indications for fiscal year 2016 suggested that general revenues were on track to meet projections, with increased spending on education, seniors, the disabled and mental health. However, these increases were largely offset by cuts in Medicaid and public safety spending.

Missouri’s net tax-supported debt was 1.5% of personal income and $606 per capita, compared with the national medians of 2.5% and $1,012.4 Standard & Poor’s (S&P) rated Missouri’s general obligation bonds AAA with a stable outlook, reflecting the independent credit rating agency’s view of the state’s strong budget management framework, diverse economic base, moderate debt burden and solid reserves that can be used only under limited circumstances.5 S&P expressed concerns about a recent amendment that allowed the legislature to override the governor’s ability to issue spending reductions. In S&P’s view, the amendment could weaken the state’s strong budget management framework to make midyear budget adjustments.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	26.2%
Hospital & Health Care	17.6%
Refunded**	16.4%
Subject to Government Appropriations	13.0%
Tax-Supported	8.8%
Higher Education	7.5%
Transportation	6.6%
General Obligation	2.6%
Corporate-Backed	1.0%
Housing	0.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRMOX)	$11.93	$12.21	-$	0.28
C (FMOIX)	$12.04	$12.32	-$	0.28
Advisor (FRMZX)	$11.94	$12.22	-$	0.28

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2133
C	$0.1797
Advisor	$0.2193

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.63%
6-Month	-0.55%	-4.76%
1-Year	+2.27%	-2.10%	-1.55%
5-Year	+17.25%	+2.34%	+2.48%
10-Year	+43.82%	+3.25%	+3.43%
C					1.18%
6-Month	-0.82%	-1.79%
1-Year	+1.68%	+0.70%	+1.27%
5-Year	+14.11%	+2.67%	+2.80%
10-Year	+36.22%	+3.14%	+3.32%
Advisor[6]					0.53%
6-Month	-0.50%	-0.50%
1-Year	+2.37%	2.37%	+3.04%
5-Year	+17.83%	3.34%	+3.48%
10-Year	+44.78%	3.77%	+3.95%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.40%	6.42%	1.85%		3.49%
C	2.98%	5.63%	1.39%		2.62%
Advisor	3.65%	6.89%	2.04%		3.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.21%
and +4.76%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Missouri personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$994.50	$3.16
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
C
Actual	$1,000	$991.80	$5.91
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.99
Advisor
Actual	$1,000	$995.00	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.47	$2.69

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin North Carolina Tax-Free Income Fund

This semiannual report for Franklin North Carolina Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	21.31%
AA	58.88%
A	5.85%
BBB	3.03%
Below Investment Grade	3.69%
Refunded	7.24%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.15 on February 28, 2015, to $11.87 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 21.48 cents per share for the same period.2 The Performance Summary beginning on page 52 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.26% based on an annualization of the 3.37 cent per share August dividend and the maximum offering price of

$12.40 on August 31, 2015. An investor in the 2015 maximum combined effective federal and North Carolina personal income tax bracket of 46.87% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.14% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.65	3.06	3.77
April	3.65	3.06	3.77
May	3.65	3.06	3.77
June	3.65	3.13	3.76
July	3.51	2.99	3.62
August	3.37	2.85	3.48
Total	21.48	18.15	22.17

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

North Carolina’s economy continued to improve during the six months under review. The state’s broad measure of leading economic indicators showed sluggish growth early in the review period but pointed toward a recovery near period-end.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 105.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

The housing market had mixed results; home prices, existing home sales and housing permit issuance generally rose, but foreclosure rates also trended upward. All sectors of the job market improved, with strong gains in trade, transportation and utilities. North Carolina’s unemployment rate rose, however, from 5.3% in February to 5.9% by period-end, which was higher than the national average.3

In fiscal year 2015, North Carolina’s revenues through May 2015 rose compared with the same period in the previous year as tax and non-tax receipts increased modestly. The state’s year-to-date revenues through May were also higher than forecast. In May, the state revised upward its revenue forecast for fiscal year 2015, mainly because of higher income tax receipts and lower refunds from the 2014 tax year. The revision was based on the state’s anticipation that solid employment gains would continue, thus improving the prospects for better income growth. The state also expected general fund revenues to grow at a higher rate than initial estimates as personal income tax growth gathered momentum in the second half of the fiscal year. The surplus for fiscal year 2015 was largely due to strong growth in business income, although sales tax revenues were expected to fall short of a February forecast. The state also revised upward the revenue forecast for fiscal year 2016 from February estimates.

North Carolina’s net tax-supported debt remained relatively low, with debt at 1.9% of personal income and $739 per capita, compared with the national medians of 2.5% and $1,012.4 Independent credit rating agency Standard & Poor’s (S&P) rated North Carolina’s general obligation debt AAA with a stable outlook, citing the state’s diverse economy, prudent fiscal management, low-to-moderate debt burden and well-funded pension system.5 S&P noted that its assessment of the credit situation going forward will remain contingent on the pace of economic recovery and progress in restoring reserves. Additionally, disproportionate reliance on one-time budget adjustments in the future could also pressure the rating.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Hospital & Health Care	21.0%
Utilities	19.7%
Higher Education	17.2%
Refunded**	13.0%
Transportation	9.6%
Subject to Government Appropriations	9.6%
General Obligation	5.5%
Tax-Supported	2.3%
Housing	1.3%
Other Revenue	0.5%
Corporate-Backed	0.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FXNCX)	$11.87	$12.15	-$	0.28
C (FNCIX)	$12.05	$12.33	-$	0.28
Advisor (FNCZX)	$11.87	$12.15	-$	0.28

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2148
C	$0.1815
Advisor	$0.2217

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PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.63%
6-Month	-0.54%	-4.77%
1-Year	+1.18%	-3.12%	-2.60%
5-Year	+14.67%	+1.88%	+1.98%
10-Year	+42.46%	+3.15%	+3.29%
C					1.18%
6-Month	-0.80%	-1.78%
1-Year	+0.69%	-0.29%	+0.25%
5-Year	+11.64%	+2.23%	+2.32%
10-Year	+34.94%	+3.04%	+3.18%
Advisor[6]					0.53%
6-Month	-0.48%	-0.48%
1-Year	+1.29%	+1.29%	+1.84%
5-Year	+15.25%	+2.88%	+2.97%
10-Year	+43.32%	+3.66%	+3.80%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.26%	6.14%	1.71%		3.22%
C	2.84%	5.35%	1.23%		2.32%
Advisor	3.52%	6.63%	1.87%		3.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.13%
and +4.36%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and North Carolina personal income tax rate of 46.87%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$994.60	$3.16
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
C
Actual	$1,000	$992.00	$5.91
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.99
Advisor
Actual	$1,000	$995.20	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.47	$2.69

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 55

Franklin Virginia Tax-Free Income Fund

This semiannual report for Franklin Virginia Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	16.36%
AA	56.64%
A	8.76%
BBB	0.74%
Below Investment Grade	2.95%
Refunded	13.96%
Not Rated	0.59%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.65 on February 28, 2015, to $11.39 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 21.13 cents per share for the same period.2 The Performance Summary beginning on page 58 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.51% based on an annualization of the 3.48 cent per share August dividend and the maximum offering price of $11.90 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Virginia personal income tax bracket of 46.87% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.61% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.58	3.02	3.68
April	3.58	3.02	3.68
May	3.53	2.97	3.63
June	3.48	2.96	3.58
July	3.48	2.96	3.58
August	3.48	2.96	3.58
Total	21.13	17.89	21.73

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

Virginia’s economy continued to grow during the six months under review. Although the commonwealth’s economy is relatively diverse, it is more vulnerable to federal budget cuts than other states because of its greater-than-average exposure to the federal government and the military. The state’s home sales rose and housing permit issuance increased overall, but foreclosure rates remained high. Virginia’s unemployment rate fell to 4.5% by period-end, which was lower than the 5.1%

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 113.

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56 Semiannual Report

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

national rate.3 Sectors such as government and professional and business services added jobs during the period, while the leisure and hospitality sector exhibited weakness.

The commonwealth ended fiscal year 2015 on June 30 with a surplus, and revenue growth met the state budget criteria to allow for a pay increase for all full-time state employees. The surplus was largely due to higher-than-forecast revenue collections that resulted from growth in individual income tax collections and payroll withholding as well as lower-than-expected individual income tax refunds. Virginia law mandates that the state’s revenue stabilization fund and the Virginia water quality fund are entitled to most of the surplus before any other allocations are made. The governor noted that the state would continue to maintain a conservative approach for the next state budget and intended to preserve fiscal stability while making investments in education, workforce development, transportation and health care.

Virginia’s net tax-supported debt was 2.8% of personal income and $1,356 per capita, compared with the 2.5% and $1,012 national medians.4 Moody’s Investors Service maintained Virginia’s general obligation debt rating of Aaa with a stable outlook, reflecting the independent credit rating agency’s view of the commonwealth’s conservative fiscal management, diverse and expanding economy, and well-managed debt structure.5 In Moody’s view, strong fiscal management and conservative revenue forecasting will continue to benefit the state, and as tax collections increase, the rainy day fund will improve. Some challenges cited by Moody’s included the ongoing effects of a slow economic recovery on the commonwealth’s financial performance, rebuilding reserve levels and controlling spending pressures from education and transportation needs.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been down-

Portfolio Breakdown
8/31/15
% of Total
Investments*
Hospital & Health Care	18.2%
Refunded**	16.6%
Utilities	15.6%
Transportation	14.3%
Higher Education	13.7%
General Obligation	7.7%
Housing	6.0%
Subject to Government Appropriations	3.4%
Other Revenue	2.7%
Tax-Supported	1.8%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

graded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate Moody’s rating of the Fund.

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Semiannual Report 57

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRVAX)	$11.39	$11.65	-$	0.26
C (FVAIX)	$11.56	$11.82	-$	0.26
Advisor (FRVZX)	$11.39	$11.65	-$	0.26

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2113
C	$0.1789
Advisor	$0.2173

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.65%
6-Month	-0.42%	-4.67%
1-Year	+1.04%	-3.26%	-2.61%
5-Year	+15.55%	+2.04%	+2.15%
10-Year	+42.43%	+3.15%	+3.27%
C					1.20%
6-Month	-0.69%	-1.67%
1-Year	+0.46%	-0.51%	+0.16%
5-Year	+12.39%	+2.36%	+2.48%
10-Year	+34.81%	+3.03%	+3.16%
Advisor[6]					0.55%
6-Month	-0.37%	-0.37%
1-Year	+1.14%	+1.14%	+1.74%
5-Year	+16.13%	+3.04%	+3.13%
10-Year	+43.27%	+3.66%	+3.79%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.51%	6.61%	2.02%		3.80%
C	3.07%	5.78%	1.57%		2.96%
Advisor	3.77%	7.10%	2.21%		4.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 59

FRANKLIN VIRGINIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.55%
and +4.42%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Virginia personal income tax rate of 46.87%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$995.80	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$3.25
C
Actual	$1,000	$993.10	$5.96
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$6.04
Advisor
Actual	$1,000	$996.30	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.42	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 61

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Alabama Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.55	$11.18	$11.91	$11.71	$10.66	$11.17
Income from investment operations[b]:
Net investment income[c]	0.21	0.44	0.44	0.44	0.47	0.47
Net realized and unrealized gains (losses)	(0.29)	0.37	(0.74)	0.20	1.06	(0.50)
Total from investment operations	(0.08)	0.81	(0.30)	0.64	1.53	(0.03)
Less distributions from:
Net investment income	(0.21)	(0.44)	(0.43)	(0.43)	(0.48)	(0.48)
Net realized gains	—	—	(—)[d]	(0.01)	—	—
Total distributions	(0.21)	(0.44)	(0.43)	(0.44)	(0.48)	(0.48)
Net asset value, end of period	$11.26	$11.55	$11.18	$11.91	$11.71	$10.66

Total return[e]	(0.66)%	7.35%	(2.49)%	5.57%	14.61%	(0.38)%

Ratios to average net assets[f]
Expenses	0.71%	0.72%	0.71%	0.70%	0.71%	0.71%
Net investment income	3.74%	3.83%	3.86%	3.68%	4.22%	4.25%

Supplemental data
Net assets, end of period (000’s)	$221,223	$224,586	$218,826	$270,783	$254,681	$226,863
Portfolio turnover rate	2.49%	6.46%	14.44%	17.76%	5.35%	11.32%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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62 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Alabama Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.69	$11.31	$12.04	$11.84	$10.77	$11.28
Income from investment operations[b]:
Net investment income[c]	0.18	0.38	0.38	0.38	0.41	0.41
Net realized and unrealized gains (losses)	(0.29)	0.38	(0.74)	0.20	1.08	(0.51)
Total from investment operations	(0.11)	0.76	(0.36)	0.58	1.49	(0.10)
Less distributions from:
Net investment income	(0.18)	(0.38)	(0.37)	(0.37)	(0.42)	(0.41)
Net realized gains	—	—	(—)[d]	(0.01)	—	—
Total distributions	(0.18)	(0.38)	(0.37)	(0.38)	(0.42)	(0.41)
Net asset value, end of period	$11.40	$11.69	$11.31	$12.04	$11.84	$10.77

Total return[e]	(0.93)%	6.77%	(2.99)%	4.92%	14.04%	(0.94)%

Ratios to average net assets[f]
Expenses	1.26%	1.27%	1.26%	1.25%	1.26%	1.26%
Net investment income	3.19%	3.28%	3.31%	3.13%	3.67%	3.70%

Supplemental data
Net assets, end of period (000’s)	$53,887	$53,424	$49,940	$65,690	$54,363	$47,345
Portfolio turnover rate	2.49%	6.46%	14.44%	17.76%	5.35%	11.32%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.3%
Alabama 96.1%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,465,210
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,428,588
Athens GO, wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/36	2,560,000	2,610,253
Auburn University General Fee Revenue,
Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,887,650
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,377,500
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,
6/01/24	2,605,000	3,061,552
6/01/26	2,870,000	3,333,936
6/01/27	3,015,000	3,484,074
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A,
Assured Guaranty, 5.00%, 6/01/39	3,825,000	4,032,124
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	5,014,900
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s
Hospital, Assured Guaranty, 6.00%, 6/01/39	4,000,000	4,558,800
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,541,132
Series B, 5.00%, 1/01/43	3,745,000	4,102,610
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A,
7.00%, 9/01/32	1,000,000	1,129,360
Butler County Public Education Cooperative District Revenue, School, Series A, XLCA Insured,
Pre-Refunded, 5.00%, 7/01/37	9,025,000	9,704,492
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%,
1/01/29	4,290,000	4,357,138
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A,
Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,868,397
8/01/37	5,000,000	5,465,300
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,263,310
DCH Health Care Authority Health Care Facilities Revenue,
Pre-Refunded, 5.125%, 6/01/36	7,000,000	7,250,390
Refunding, 5.00%, 6/01/36	2,000,000	2,183,600
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,436,550
Series B, 5.50%, 9/01/33	4,500,000	4,925,340
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University,
Series A, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,805,800
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,382,400
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%,
10/01/30	5,000,000	5,101,000
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	3,018,246
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,452,416
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	4,000,000	4,601,320
Jefferson County Revenue, Limited Obligation, School, wts., Series A, 5.00%, 1/01/24	2,000,000	2,020,600
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%,
4/01/33	7,410,000	8,033,626

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64 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	$3,750,000	$4,088,813
AMBAC Insured, 5.00%, 12/01/29	285,000	289,674
AMBAC Insured, 5.00%, 12/01/31	715,000	726,247
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/29	1,255,000	1,279,372
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/31	3,195,000	3,257,047
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
5.125%, 9/01/34	600,000	663,456
Madison GO, wts.,
Refunding, XLCA Insured, 4.75%, 12/01/36	685,000	711,900
Series A, 5.00%, 4/01/37	2,590,000	2,930,792
XLCA Insured, Pre-Refunded, 4.75%, 12/01/36	315,000	331,827
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,008,820
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,173,040
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A,
Assured Guaranty, 5.00%, 3/01/33	6,500,000	7,003,490
Mobile Water and Sewer Commissioners Water and Sewer Revenue,
BHAC Insured, Pre-Refunded, 5.00%, 1/01/36	10,000,000	10,158,200
Refunding, 5.00%, 1/01/36	10,000,000	11,050,100
Montgomery County Board of Education Capital Outlay School Warrants Revenue, Refunding, 5.00%,
9/01/39	3,000,000	3,288,930
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,774,790
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,289,980
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,674,473
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,047,457
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,286,830
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,194,280
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Project, Series A,
5.80%, 5/01/34	3,000,000	3,410,250
5.375%, 12/01/35	3,000,000	3,341,370
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,232,650
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%,
12/01/40	2,000,000	2,167,260
Trussville GO, wts., Series B, 5.00%, 10/01/39	3,000,000	3,332,010
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	5,000,000	5,728,450
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	9,000,000	9,277,200
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37	7,520,000	8,414,128
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured,
5.00%, 8/01/38	5,000,000	5,474,100
		264,504,550

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Semiannual Report 65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	$2,000,000	$800,000
5.375%, 8/01/39	4,500,000	1,732,500
6.00%, 8/01/42	8,500,000	3,463,750
		5,996,250
Total Municipal Bonds (Cost $264,264,206) 98.3%		270,500,800
Other Assets, less Liabilities 1.7%		4,609,878
Net Assets 100.0%		$275,110,678

See Abbreviations on page 138.
66 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Florida Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.38	$11.05	$11.96	$11.88	$11.08	$11.45
Income from investment operations[b]:
Net investment income[c]	0.22	0.48	0.46	0.47	0.52	0.53
Net realized and unrealized gains (losses)	(0.33)	0.34	(0.90)	0.13	0.81	(0.37)
Total from investment operations	(0.11)	0.82	(0.44)	0.60	1.33	0.16
Less distributions from:
Net investment income	(0.23)	(0.49)	(0.44)	(0.46)	(0.53)	(0.53)
Net realized gains	—	—	(0.03)	(0.06)	—	—
Total distributions	(0.23)	(0.49)	(0.47)	(0.52)	(0.53)	(0.53)
Net asset value, end of period	$11.04	$11.38	$11.05	$11.96	$11.88	$11.08

Total return[d]	(0.99)%	7.57%	(3.65)%	5.15%	12.26%	1.38%

Ratios to average net assets[e]
Expenses	0.63%	0.64%	0.62%	0.62%	0.62%	0.62%
Net investment income	3.99%	4.25%	4.13%	3.95%	4.57%	4.62%

Supplemental data
Net assets, end of period (000’s)	$693,603	$725,177	$737,869	$1,023,241	$1,022,293	$1,015,181
Portfolio turnover rate	4.26%	5.17%	7.39%	24.13%	6.48%	11.13%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 67

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Florida Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.59	$11.25	$12.17	$12.08	$11.25	$11.63
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.41	0.41	0.47	0.47
Net realized and unrealized gains (losses)	(0.33)	0.35	(0.92)	0.14	0.83	(0.38)
Total from investment operations	(0.13)	0.77	(0.51)	0.55	1.30	0.09
Less distributions from:
Net investment income	(0.20)	(0.43)	(0.38)	(0.40)	(0.47)	(0.47)
Net realized gains	—	—	(0.03)	(0.06)	—	—
Total distributions	(0.20)	(0.43)	(0.41)	(0.46)	(0.47)	(0.47)
Net asset value, end of period	$11.26	$11.59	$11.25	$12.17	$12.08	$11.25

Total return[d]	(1.15)%	6.94%	(4.19)%	4.56%	11.74%	0.70%

Ratios to average net assets[e]
Expenses	1.18%	1.19%	1.17%	1.17%	1.17%	1.17%
Net investment income	3.44%	3.70%	3.58%	3.40%	4.02%	4.07%

Supplemental data
Net assets, end of period (000’s)	$86,664	$89,809	$89,944	$132,581	$116,393	$112,199
Portfolio turnover rate	4.26%	5.17%	7.39%	24.13%	6.48%	11.13%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Florida Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.9%
Florida 93.7%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project,
Refunding,
Series D-1, 6.50%, 12/01/19	$1,215,000	$1,409,582
Series D-1, 6.75%, 12/01/22	1,000,000	1,163,890
Series D-2, 6.75%, 12/01/30	5,000,000	5,757,600
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Refunding, 5.00%, 4/01/39	5,000,000	5,356,150
Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,405,800
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,487,694
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,438,450
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,842,150
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,250,740
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,278,040
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%,
11/01/28	2,860,000	3,161,844
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%,
10/01/39	5,000,000	5,853,950
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%,
7/01/35	10,000,000	11,246,600
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,
Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,306,268
Series A, 6.00%, 8/15/36	11,000,000	12,704,340
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	335,000	335,610
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	3,929,415
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	3,269,998
Rollins College Project, 5.00%, 12/01/37	10,000,000	11,086,300
University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,144,460
Florida State Board of Education Public Education GO, Capital Outlay,
Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,210,050
Series A, 5.50%, 6/01/38	10,000,000	11,127,100
Series H, 5.00%, 6/01/40	7,295,000	8,161,354
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,758,900
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,689,150
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,373,751
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,533,050
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,363,930
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,313,050
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,423,620
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,371,413
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,583,620
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,365,680
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,165,400
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A,
5.00%, 7/01/35	5,000,000	5,348,750

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Semiannual Report 69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Fort Lauderdale Water and Sewer Revenue,
NATL Insured, Pre-Refunded, 5.00%, 9/01/31	$6,315,000	$6,608,837
Pre-Refunded, 5.00%, 9/01/35	24,090,000	26,168,244
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,703,070
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,017,850
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,727,852
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,192,235
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,506,299
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,367,828
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,886,746
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,616,392
Series A, 5.00%, 10/01/39	5,000,000	5,401,550
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,450,048
Daytona Beach, Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,907,400
Refunding and Improvement, Series A, 5.00%, 6/01/38	3,305,000	3,371,860
Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 6/01/38	8,090,000	8,362,552
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,115,100
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	505,000	505,379
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%,
3/01/20	1,000,000	1,003,560
[a]Hillsborough County Aviation Authority Customer Facility Charge Revenue, Tampa International Airport,
Series A, 5.00%, 10/01/44	5,000,000	5,460,900
Hillsborough County Aviation Authority Revenue, Tampa International Airport, Series B,
Assured Guaranty, 5.00%,
10/01/33	5,465,000	6,008,658
10/01/38	6,725,000	7,309,470
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,274,735
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,249,260
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	1,365,000	1,371,183
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,160,016
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,285,745
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM,
zero cpn., 10/01/26	1,500,000	1,113,240
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL Insured,
zero cpn.,
10/01/22	1,785,000	1,409,989
10/01/26	4,500,000	2,892,375
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,130,900
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,021,280
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,396,720
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,527,950
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	16,695,600

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70 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	$5,000,000	$5,642,150
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,029,120
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,514,450
Refunding, Series B, 5.00%, 10/01/37	10,000,000	11,116,600
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,269,535
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,641,000
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children’s Hospital, Refunding,
Series A, 6.125%, 8/01/42	4,000,000	4,666,120
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	265,000	265,191
5.40%, 10/01/33	1,485,000	1,485,223
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,508,450
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,702,823
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,799,500
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,013,250
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,336,200
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	10,000,000	10,945,100
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,105,000
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,736,900
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, Pre-Refunded, 5.00%,
7/01/36	8,000,000	8,309,920
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,461,200
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,412,400
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,342,400
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,115,700
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,497,300
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A,
Assured Guaranty, 5.25%, 11/01/38	16,740,000	17,720,127
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,354,507
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	195,000	219,829
Series A, 5.00%, 7/01/40	5,000,000	5,488,550
Series C, 5.00%, 7/01/35	4,000,000	4,415,560
Series C, 5.00%, 7/01/40	2,755,000	3,011,187
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,092,320
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,691,700
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,611,600
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,275,370
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,301,600
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,194,100
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,216,320
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,355,300
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn.,
11/01/15	2,180,000	2,176,556

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Semiannual Report 71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
5.00%, 5/01/36	$7,000,000	$7,486,850
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,541,399
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,513,750
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,534,602
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,218,368
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,688,025
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,772,268
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,846,240
10/01/38	14,340,000	15,783,895
10/01/38	10,000,000	11,432,700
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	115,000	115,532
6.05%, 10/01/20	1,715,000	1,828,001
6.10%, 10/01/26	2,695,000	3,072,435
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	465,000	477,602
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL Insured,
5.00%, 11/01/32	5,150,000	5,514,671
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment Area, Series A,
Pre-Refunded, 5.00%, 3/01/35	1,000,000	1,023,610
		731,328,628
U.S. Territories 4.2%
Puerto Rico 4.2%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,243,750
[b]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	5,850,000
Series XX, 5.25%, 7/01/40	10,000,000	5,850,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,582,521
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.00%, 8/01/42	8,000,000	3,260,000
Series A-1, 5.25%, 8/01/43	8,000,000	3,060,000
Series C, 5.50%, 8/01/40	14,000,000	5,425,000
		32,271,271
Total Municipal Bonds (Cost $728,049,655) 97.9%		763,599,899
Other Assets, less Liabilities 2.1%		16,666,606
Net Assets 100.0%		$780,266,505

See Abbreviations on page 138.
aSecurity purchased on a when-issued basis. See Note 1(b).
bAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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72 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Georgia Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.46	$12.02	$12.80	$12.49	$11.47	$11.92
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.46	0.46	0.50	0.50
Net realized and unrealized gains (losses)	(0.26)	0.44	(0.78)	0.30	1.02	(0.45)
Total from investment operations	(0.03)	0.90	(0.32)	0.76	1.52	0.05
Less distributions from net investment
income	(0.22)	(0.46)	(0.46)	(0.45)	(0.50)	(0.50)
Net asset value, end of period	$12.21	$12.46	$12.02	$12.80	$12.49	$11.47

Total return[d]	(0.20)%	7.57%	(2.47)%	6.13%	13.57%	0.33%

Ratios to average net assets[e]
Expenses	0.66%	0.67%	0.66%	0.66%	0.67%	0.67%
Net investment income	3.66%	3.73%	3.83%	3.59%	4.15%	4.18%

Supplemental data
Net assets, end of period (000’s)	$407,794	$410,603	$391,837	$498,086	$425,181	$361,875
Portfolio turnover rate	2.21%	11.89%	5.87%	5.47%	7.18%	9.09%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 73

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Georgia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.63	$12.17	$12.96	$12.64	$11.60	$12.05
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.40	0.39	0.44	0.44
Net realized and unrealized gains (losses)	(0.26)	0.45	(0.80)	0.30	1.04	(0.46)
Total from investment operations	(0.07)	0.85	(0.40)	0.69	1.48	(0.02)
Less distributions from net investment
income	(0.19)	(0.39)	(0.39)	(0.37)	(0.44)	(0.43)
Net asset value, end of period	$12.37	$12.63	$12.17	$12.96	$12.64	$11.60

Total return[d]	(0.56)%	7.06%	(3.06)%	5.55%	12.99%	(0.24)%

Ratios to average net assets[e]
Expenses	1.21%	1.22%	1.21%	1.21%	1.22%	1.22%
Net investment income	3.11%	3.18%	3.28%	3.04%	3.60%	3.63%

Supplemental data
Net assets, end of period (000’s)	$121,394	$123,265	$112,533	$160,443	$129,426	$106,356
Portfolio turnover rate	2.21%	11.89%	5.87%	5.47%	7.18%	9.09%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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74 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Georgia Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.7%
Georgia 96.3%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded,
5.625%, 1/01/33	$10,000,000	$11,478,000
5.50%, 1/01/38	5,000,000	5,718,600
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,220,380
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,186,860
Series A, 5.00%, 1/01/40	9,000,000	9,824,400
Atlanta Airport Passenger Facility Charge Revenue, sub. lien, Refunding, Series A, 5.00%,
1/01/33	4,005,000	4,503,263
1/01/34	3,250,000	3,644,257
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A,
5.00%, 12/01/35	3,530,000	3,971,638
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,190,800
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	5,000,000	5,726,550
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,833,188
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%,
9/01/32	2,000,000	2,406,860
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,343,240
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project,
AGMC Insured, 5.00%, 12/01/26	1,140,000	1,202,677
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,087,840
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,237,600
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,196,000
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	6,036,883
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,492,725
5.375%, 12/01/28	2,000,000	1,850,000
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project,
AGMC Insured, 5.00%, 6/15/36	4,155,000	4,544,531
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/40	5,000,000	5,420,150
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real
Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,820,530
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C,
AGMC Insured, 5.00%, 6/01/33	2,045,000	2,274,245
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,263,932
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,407,850
Series E, 7.00%, 1/01/23	5,000,000	5,558,400
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc.
Project,
5.00%, 7/01/40	5,000,000	5,540,950
5.00%, 7/01/41	2,000,000	2,222,940
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,457,900
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,485,965

franklintempleton.com

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Semiannual Report 75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Cherokee County School System GO, 5.00%, 2/01/33	$3,000,000	$3,502,110
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,296,160
NATL Insured, 6.90%, 8/01/18	10,000	10,048
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,304,846
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%,
1/01/32	2,000,000	2,224,020
Clayton County Development Authority Revenue,
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,318,455
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,669,150
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,245,100
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical
Center Project, Series A, Pre-Refunded,
5.00%, 8/01/30	2,000,000	2,341,580
5.25%, 8/01/35	1,000,000	1,182,620
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%,
2/01/28	1,285,000	1,483,237
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real
Estate Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,202,780
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC
Real Estate Foundation LLC Project, 5.00%,
7/15/35	2,500,000	2,741,425
7/15/38	2,500,000	2,712,725
Columbus Water and Sewerage Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,578,900
Series A, 5.00%, 5/01/33	1,030,000	1,180,143
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,503,150
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,938,738
5.50%, 9/01/37	5,000,000	5,574,150
Decatur County School Building Authority Revenue, High School Project, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/32	1,500,000	1,634,760
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,888,035
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial
Facility Project, 5.00%, 12/01/29	2,000,000	2,005,920
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,650,800
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,883,858
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,423,060
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,420,150
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta
Inc. Project, Refunding, 5.25%, 11/15/39	5,000,000	5,599,900
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured,
5.00%, 6/01/32	2,225,000	2,372,495
Pre-Refunded, 5.00%, 6/01/29	3,410,000	3,450,136
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,410,760
Fayette County School District GO, AGMC Insured, Pre-Refunded,
4.75%, 3/01/21	1,355,000	1,385,311
4.95%, 3/01/25	1,000,000	1,023,360

76 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Forsyth County School District GO, 5.00%, 2/01/28	$1,500,000	$1,789,110
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%,
4/01/32	5,000,000	5,355,600
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,395,723
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,439,880
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,882,410
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,769,100
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,294,400
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,254,200
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	10,892,300
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,506,550
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,478,050
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,496,936
NATL Insured, 5.00%, 12/01/25	2,600,000	2,627,482
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,569,430
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37	5,000,000	5,087,050
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC
Project,
Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	3,000,000	3,386,070
Pre-Refunded, 6.00%, 6/15/34	835,000	949,796
Pre-Refunded, 6.00%, 6/15/34	4,165,000	4,743,810
Georgia State Municipal Assn. Inc. COP, Installment Sale Program, City Court of Atlanta Project,
AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,006,780
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,706,440
Series W, 6.60%, 1/01/18	360,000	377,726
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,607,800
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,347,503
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Refunding, Series S, 5.00%,
10/01/25	2,500,000	2,911,900
10/01/26	2,500,000	2,903,075
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, Series A,
5.625%, 8/01/34	530,000	582,952
Pre-Refunded, 5.625%, 8/01/34	4,470,000	5,064,421
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,930,515
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding,
NATL Insured, 5.25%,
1/01/22	3,000,000	3,564,960
1/01/24	2,000,000	2,427,860
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,467,880
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	875,000	962,360
Pre-Refunded, 5.00%, 2/01/32	4,125,000	4,542,037

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Semiannual Report 77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Gwinnett County School District GO, (continued)
Pre-Refunded, 5.00%, 2/01/36	$5,815,000	$6,402,896
Refunding, 5.00%, 2/01/35	3,000,000	3,544,890
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,207,815
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	2,825,845
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	3,742,563
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%,
7/01/38	4,000,000	4,373,680
[a]Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,548,007
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,539,504
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project,
RAN, 5.00%, 8/01/35	5,000,000	5,496,200
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,894,250
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,544,760
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,245,750
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding,
Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,604,200
[a]Municipal Electric Authority of Georgia Revenue, Plant Voltage Units 3 and 4 Project J, Series A,
5.50%, 7/01/60	3,000,000	3,285,480
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic
Building Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,249,635
Paulding County GO, Courthouse Government Complex Project, NATL Insured, Pre-Refunded, 5.00%,
2/01/32	4,000,000	4,251,600
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,769,745
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33	4,000,000	4,251,600
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University
Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,081,240
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	8,695,000	9,841,262
Series A, 5.00%, 10/01/43	5,000,000	5,590,750
Series B, 5.00%, 9/01/35	10,000,000	11,195,200
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,515,630
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital
Inc. Project,
5.25%, 11/01/35	1,000,000	1,129,240
5.375%, 11/01/40	5,000,000	5,573,800
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,193,080
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center
Project,
5.00%, 10/01/33	2,000,000	2,123,580
Series B, 5.00%, 10/01/41	3,000,000	3,283,890
Walton County Water and Sewer Authority Revenue,
Oconee-Hard Labor Creek, AGMC Insured, 5.00%, 2/01/38	1,355,000	1,427,249
Oconee-Hard Labor Creek, AGMC Insured, Pre-Refunded, 5.00%, 2/01/38	2,490,000	2,738,602
Walton-Hard Labor Creek Reservoir Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,385,650
		509,486,735

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78 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	$5,000,000	$3,243,750
[b]Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,925,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	3,850,000
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	1,937,500
Senior Series C, 5.25%, 8/01/40	1,430,000	904,475
		12,860,725
Total Municipal Bonds (Cost $499,111,626) 98.7%		522,347,460
Other Assets, less Liabilities 1.3%		6,840,110
Net Assets 100.0%		$529,187,570

See Abbreviations on page 138.

aSecurity purchased on a when-issued basis. See Note 1(b).
bAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 79

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Kentucky Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.52	$11.12	$11.86	$11.62	$10.78	$11.15
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.43	0.43	0.47	0.45
Net realized and unrealized gains (losses)	(0.28)	0.40	(0.75)	0.24	0.83	(0.37)
Total from investment operations	(0.07)	0.83	(0.32)	0.67	1.30	0.08
Less distributions from net investment
income	(0.21)	(0.43)	(0.42)	(0.43)	(0.46)	(0.45)
Net asset value, end of period	$11.24	$11.52	$11.12	$11.86	$11.62	$10.78

Total return[d]	(0.61)%	7.61%	(2.70)%	5.84%	12.32%	0.72%

Ratios to average net assets[e]
Expenses	0.76%	0.78%	0.76%	0.74%	0.75%	0.74%
Net investment income	3.59%	3.81%	3.82%	3.63%	4.19%	4.06%

Supplemental data
Net assets, end of period (000’s)	$168,365	$168,278	$165,889	$218,769	$190,231	$182,525
Portfolio turnover rate	5.34%	6.35%	10.56%	6.76%	17.21%	13.17%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 95.9%
Kentucky 94.8%
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	$5,000,000	$5,442,200
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,593,780
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured,
5.00%, 8/01/37	2,500,000	2,660,300
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, Pre-Refunded,
5.00%, 8/01/26	2,845,000	2,966,282
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,214,350
Fayette County School District Finance Corp. Revenue, Series D, 5.00%, 8/01/34	1,985,000	2,241,363
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,238,860
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	235,000	235,402
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	3,863,510
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27	2,440,000	2,613,679
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
XLCA Insured, 5.00%, 11/01/29	1,000,000	1,006,740
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, 5.25%, 8/15/46	5,000,000	5,393,800
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,142,640
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A,
5.00%, 5/01/29	5,670,000	6,212,789
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	485,000	486,091
Series I, 5.00%, 2/01/34	1,010,000	1,011,273
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments
Project, GNMA Secured,
5.00%, 4/20/40	2,280,000	2,351,090
5.25%, 4/20/45	1,850,000	1,922,983
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,009,820
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund,
Series A, 5.00%,
2/01/28	2,000,000	2,331,800
2/01/31	4,190,000	4,844,478
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
NATL Insured,
5.00%, 9/01/32	2,640,000	2,812,814
5.00%, 9/01/37	2,510,000	2,662,583
Pre-Refunded, 5.00%, 9/01/32	2,360,000	2,563,597
Pre-Refunded, 5.00%, 9/01/37	740,000	803,840
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,631,650
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	3,936,380

franklintempleton.com

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Semiannual Report 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	$1,000,000	$1,106,210
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,132,900
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,897,150
Series A, 5.00%, 7/01/32	2,000,000	2,278,640
Series A, 5.00%, 7/01/33	3,000,000	3,433,080
Lexington-Fayette Urban County Airport Board Revenue, General Airport, Refunding,
Series A, 5.00%, 7/01/27	2,000,000	2,249,080
Series B, 5.00%, 7/01/29	1,185,000	1,324,084
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,330,210
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,
Series A, AMBAC Insured, 5.00%, 5/15/36	1,000,000	1,028,600
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	3,000,000	3,359,340
[a]Louisville/Jefferson County Metro Government College Bellarmine University Inc. Project Revenue,
Refunding and Improvement, 5.00%, 5/01/31	2,000,000	2,151,980
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,670,475
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary’s
HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,253,280
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the
Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,533,480
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
5.375%, 12/01/39	1,995,000	2,280,744
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,244,326
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,772,850
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,265,640
Series A, 5.375%, 6/01/40	2,000,000	2,156,160
Series B, 5.625%, 9/01/39	2,000,000	2,213,720
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,919,047
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,126,665
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,338,565
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,658,535
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,157,820
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,561,720
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,498,900
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,910,313
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,551,157
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,096,580
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,082,680
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,829,246
		159,607,271

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82 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	$5,000,000	$1,937,500
Total Municipal Bonds (Cost $153,379,801) 95.9%		161,544,771
Other Assets, less Liabilities 4.1%		6,820,129
Net Assets 100.0%		$168,364,900

See Abbreviations on page 138.

aSecurity purchased on a when-issued basis. See Note 1(b).

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 83

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Louisiana Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.62	$11.26	$12.04	$11.88	$10.91	$11.28
Income from investment operations[b]:
Net investment income[c]	0.22	0.45	0.45	0.44	0.48	0.48
Net realized and unrealized gains (losses)	(0.25)	0.37	(0.80)	0.15	0.98	(0.37)
Total from investment operations	(0.03)	0.82	(0.35)	0.59	1.46	0.11
Less distributions from net investment
income	(0.22)	(0.46)	(0.43)	(0.43)	(0.49)	(0.48)
Net asset value, end of period	$11.37	$11.62	$11.26	$12.04	$11.88	$10.91

Total return[d]	(0.28)%	7.38%	(2.90)%	5.06%	13.67%	0.92%

Ratios to average net assets[e]
Expenses	0.68%	0.69%	0.67%	0.67%	0.68%	0.68%
Net investment income	3.75%	3.95%	3.91%	3.63%	4.22%	4.26%

Supplemental data
Net assets, end of period (000’s)	$323,640	$330,742	$321,748	$432,579	$383,414	$323,109
Portfolio turnover rate	4.02%	13.28%	16.98%	10.08%	7.06%	12.90%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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84 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Louisiana Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.79	$11.41	$12.21	$12.03	$11.04	$11.41
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.39	0.37	0.42	0.42
Net realized and unrealized gains (losses)	(0.26)	0.37	(0.83)	0.17	1.00	(0.38)
Total from investment operations	(0.07)	0.77	(0.44)	0.54	1.42	0.04
Less distributions from net investment
income	(0.19)	(0.39)	(0.36)	(0.36)	(0.43)	(0.41)
Net asset value, end of period	$11.53	$11.79	$11.41	$12.21	$12.03	$11.04

Total return[d]	(0.62)%	6.87%	(3.55)%	4.58%	13.09%	0.34%

Ratios to average net assets[e]
Expenses	1.23%	1.24%	1.22%	1.22%	1.23%	1.23%
Net investment income	3.20%	3.40%	3.36%	3.08%	3.67%	3.71%

Supplemental data
Net assets, end of period (000’s)	$67,392	$68,272	$66,262	$100,380	$78,121	$64,511
Portfolio turnover rate	4.02%	13.28%	16.98%	10.08%	7.06%	12.90%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 85

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.1%
Louisiana 96.1%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,931,531
8/01/27	1,790,000	2,018,028
8/01/28	1,875,000	2,111,531
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	10,999,900
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,691,200
Refunding, 5.00%, 10/01/37	5,280,000	5,895,595
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,290,547
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,561,484
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	450,000	458,087
Series A-2, GNMA Secured, 5.10%, 10/01/40	295,000	297,434
East Baton Rouge Parish Sales Tax Revenue, Road and Street Improvement, Assured Guaranty,
Pre-Refunded,
5.25%, 8/01/28	1,000,000	1,154,280
5.50%, 8/01/30	1,700,000	1,978,460
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,656,750
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,847,275
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	7,402,915
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center,
Refunding, Series A, 6.00%, 1/01/39	3,105,000	3,611,829
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,345,920
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,449,064
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%,
11/01/28	1,345,000	1,553,542
11/01/31	2,400,000	2,727,480
Lafayette Communications Systems Revenue, XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	5,000,000	5,482,500
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,051,649
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,380,650
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, 5.25%, 10/01/30	4,000,000	4,626,760
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	864,045
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	2,022,773
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,542,526
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,648,100
Louisiana HFA, SFMR, Home Ownership Program,
Series A, GNMA Secured, 5.50%, 6/01/40	2,720,000	2,822,707
Series B, GNMA Secured, 6.125%, 12/01/33	410,000	429,307
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,628,300
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,123,575
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/37	5,370,000	5,775,435
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/44	8,870,000	9,539,685
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured,
5.00%, 12/01/40	2,925,000	3,225,602
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,613,188

86 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	$2,000,000	$2,250,340
Lake Charles Public Improvements Project, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27	1,000,000	1,073,990
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,357,210
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,574,700
Livingston Parish Road Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	3,540,000	3,623,579
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,937,214
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,307,820
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	3,013,157
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,869,925
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,816,755
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,275,070
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%,
7/01/35	5,000,000	5,513,900
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	3,500,000	4,217,220
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,634,800
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,076,920
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	5,021,400
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,715,500
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,053,250
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,415,750
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,319,950
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,807,550
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,228,200
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	2,900,000	3,056,165
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,139,475
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/27	1,090,000	1,176,165
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,050,234
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	5,000,000	5,174,200
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,720,500
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,528,250
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	13,000,000	13,405,860
Louisiana State GO,
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,615,946
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	1,836,588
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,441,352
Louisiana State Highway Improvement Revenue, Series A, 5.00%,
6/15/30	2,860,000	3,275,644
6/15/32	9,850,000	11,336,168
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,024,385
Louisiana State Unclaimed Property Special Revenue, I-49 North Project, 5.00%,
9/01/26	3,000,000	3,414,540
9/01/33	5,860,000	6,485,555

franklintempleton.com	Semiannual Report | 87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana State University and Agricultural and Mechanical College Revenue,
Auxiliary, Refunding, 5.00%, 7/01/29	$1,000,000	$1,154,060
Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,192,402
Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,129,230
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,436,440
Board of Supervisors, Auxiliary, NATL Insured, Pre-Refunded, 5.00%, 7/01/31	3,000,000	3,116,220
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,460,250
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,284,020
New Orleans GO, Assured Guaranty, 5.125%, 12/01/30	10,055,000	10,789,216
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	592,175
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,274,300
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,475,257
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,155,750
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	3,110,199
5.00%, 8/01/44	3,290,000	3,643,774
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST,
AGMC Insured, 5.00%, 4/01/32	2,265,000	2,510,753
		375,868,927
U.S. Territories 2.0%
Puerto Rico 2.0%
[a]Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	6,450,000	3,773,250
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.375%, 8/01/39	10,000,000	4,075,000
		7,848,250
Total Municipal Bonds (Cost $366,226,774) 98.1%		383,717,177
Other Assets, less Liabilities 1.9%		7,315,142
Net Assets 100.0%		$391,032,319

See Abbreviations on page 138.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Maryland Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.55	$11.20	$11.98	$11.90	$10.91	$11.30
Income from investment operations[b]:
Net investment income[c]	0.21	0.42	0.41	0.42	0.48	0.46
Net realized and unrealized gains (losses)	(0.36)	0.35	(0.79)	0.09	0.98	(0.38)
Total from investment operations	(0.15)	0.77	(0.38)	0.51	1.46	0.08
Less distributions from net investment
income	(0.20)	(0.42)	(0.40)	(0.43)	(0.47)	(0.47)
Net asset value, end of period	$11.20	$11.55	$11.20	$11.98	$11.90	$10.91

Total return[d]	(1.27)%	6.94%	(3.17)%	4.34%	13.65%	0.61%

Ratios to average net assets[e]
Expenses	0.67%	0.67%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.66%	3.63%	3.62%	3.52%	4.22%	4.06%

Supplemental data
Net assets, end of period (000’s)	$370,339	$393,022	$407,061	$538,409	$508,123	$471,729
Portfolio turnover rate	6.84%	15.88%	12.30%	19.56%	11.62%	11.99%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Maryland Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75	$11.39	$12.18	$12.09	$11.08	$11.46
Income from investment operations[b]:
Net investment income[c]	0.18	0.36	0.35	0.36	0.42	0.40
Net realized and unrealized gains (losses)	(0.35)	0.35	(0.81)	0.09	1.00	(0.38)
Total from investment operations	(0.17)	0.71	(0.46)	0.45	1.42	0.02
Less distributions from net investment
income	(0.17)	(0.35)	(0.33)	(0.36)	(0.41)	(0.40)
Net asset value, end of period	$11.41	$11.75	$11.39	$12.18	$12.09	$11.08

Total return[d]	(1.44)%	6.33%	(3.73)%	3.78%	13.02%	0.12%

Ratios to average net assets[e]
Expenses	1.22%	1.22%	1.20%	1.20%	1.20%	1.20%
Net investment income	3.11%	3.08%	3.07%	2.97%	3.67%	3.51%

Supplemental data
Net assets, end of period (000’s)	$116,044	$125,328	$130,550	$177,499	$155,763	$143,708
Portfolio turnover rate	6.84%	15.88%	12.30%	19.56%	11.62%	11.99%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
90 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Maryland Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.56	$11.20	$11.99	$11.90	$10.91	$11.30
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.42	0.43	0.49	0.47
Net realized and unrealized gains (losses)	(0.35)	0.36	(0.80)	0.10	0.98	(0.38)
Total from investment operations	(0.14)	0.79	(0.38)	0.53	1.47	0.09
Less distributions from net investment
income	(0.21)	(0.43)	(0.41)	(0.44)	(0.48)	(0.48)
Net asset value, end of period	$11.21	$11.56	$11.20	$11.99	$11.90	$10.91

Total return[d]	(1.21)%	7.13%	(3.16)%	4.53%	13.76%	0.71%

Ratios to average net assets[e]
Expenses	0.57%	0.57%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.76%	3.73%	3.72%	3.62%	4.32%	4.16%

Supplemental data
Net assets, end of period (000’s)	$27,334	$27,131	$19,985	$30,380	$18,711	$6,245
Portfolio turnover rate	6.84%	15.88%	12.30%	19.56%	11.62%	11.99%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.9%
Maryland 94.9%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,415,563
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,574,168
Consolidated Water and Sewer, 5.00%, 4/01/40	10,000,000	11,492,300
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,954,944
Refunding, 4.625%, 3/01/32	2,000,000	2,005,500
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%,
1/01/28	1,975,000	2,114,119
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,244,406
Baltimore County GO, Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,424,500
Baltimore Project Revenue,
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,313,300
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,054,823
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,894,523
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,465,150
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,075,660
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,431,454
Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	2,855,000	2,965,603
Wastewater Projects, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,120,000	2,287,671
Water Project, Subordinate, Series A, 5.375%, 7/01/34	475,000	541,880
Water Project, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	275,000	317,265
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,638,208
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,395,450
Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,462,138
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,629,800
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%,
9/01/38	5,000,000	5,008,800
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,592,440
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,021,400
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,561,295
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,484,753
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,921,295
Maryland State EDC Student Housing Revenue,
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,092,665
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,185,819
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,342,100
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,262,789
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,224,051
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,303,702
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,729,353
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,578,700
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,059,300
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,623,740
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,605,420
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,591,257
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,586,800
Maryland State GO, State and Local Facilities, Refunding, Second Series C, 5.00%, 8/01/24	5,000,000	6,159,000

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92 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	$2,000,000	$2,414,020
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,414,020
Carroll Hospital Center, Pre-Refunded, 5.00%, 7/01/40	6,790,000	7,055,964
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	1,015,070
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,650,825
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,015,420
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,418,700
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,085,041
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,632,750
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,770,450
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,633,400
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,560,000	1,683,380
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	9,385,000	9,889,350
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,397,400
Loyola College, Series A, Pre-Refunded, 5.00%, 10/01/40	10,050,000	10,088,190
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,501,235
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,725,801
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,055,820
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,281,018
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,264,000
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,099,450
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,498,250
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,423,500
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,880
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,002,650
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B,
AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,202,852
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/36	6,625,000	6,881,652
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/39	5,000,000	5,489,400
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	9,330,000	10,213,831
Refunding, 5.00%, 7/01/39	10,000,000	10,861,100
University of Maryland Medical System, Refunding, 5.00%, 7/01/35	2,100,000	2,315,838
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,407,150
University of Maryland Medical System, Series A, Pre-Refunded, 5.00%, 7/01/41	2,500,000	2,596,850
Washington County Hospital Issue, Pre-Refunded, 5.75%, 1/01/38	2,500,000	2,765,800
Western Maryland Health, Series A, NATL Insured, Pre-Refunded, 4.75%, 7/01/36	17,120,000	17,718,686
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,882,320
Montgomery County Revenue, Department of Liquor Control,
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,885,715
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,577,568
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,808,884
Series A, 5.00%, 4/01/30	1,935,000	2,209,170
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,
4/01/30	1,855,000	2,125,236
4/01/31	1,240,000	1,414,766

franklintempleton.com

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Semiannual Report 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30	$3,160,000	$3,630,334
Prince George’s County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,352,513
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,011,040
		487,656,393
District of Columbia 0.5%
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
7/01/32	2,500,000	2,799,175
U.S. Territories 3.5%
Puerto Rico 3.5%
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	2,925,000
Series XX, 5.25%, 7/01/40	5,000,000	2,925,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	11,425,000	4,570,000
6.00%, 8/01/42	18,160,000	7,400,200
		17,820,200
Total Municipal Bonds (Cost $504,472,069) 98.9%		508,275,768
Other Assets, less Liabilities 1.1%		5,441,782
Net Assets 100.0%		$513,717,550

See Abbreviations on page 138.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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94 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Missouri Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.21	$11.88	$12.77	$12.61	$11.55	$11.98
Income from investment operations[b]:
Net investment income[c]	0.22	0.47	0.46	0.46	0.50	0.50
Net realized and unrealized gains (losses)	(0.29)	0.32	(0.90)	0.16	1.07	(0.42)
Total from investment operations	(0.07)	0.79	(0.44)	0.62	1.57	0.08
Less distributions from net investment
income	(0.21)	(0.46)	(0.45)	(0.46)	(0.51)	(0.51)
Net asset value, end of period	$11.93	$12.21	$11.88	$12.77	$12.61	$11.55

Total return[d]	(0.55)%	6.80%	(3.44)%	4.96%	13.87%	0.58%

Ratios to average net assets[e]
Expenses	0.63%	0.63%	0.62%	0.63%	0.64%	0.64%
Net investment income	3.71%	3.87%	3.80%	3.61%	4.15%	4.18%

Supplemental data
Net assets, end of period (000’s)	$869,296	$890,228	$889,702	$1,163,080	$1,027,452	$884,732
Portfolio turnover rate	0.97%	4.73%	10.57%	8.63%	13.08%	9.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 95

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Missouri Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.32	$11.98	$12.88	$12.71	$11.64	$12.07
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.39	0.39	0.44	0.44
Net realized and unrealized gains (losses)	(0.29)	0.34	(0.91)	0.16	1.07	(0.43)
Total from investment operations	(0.10)	0.74	(0.52)	0.55	1.51	0.01
Less distributions from net investment
income	(0.18)	(0.40)	(0.38)	(0.38)	(0.44)	(0.44)
Net asset value, end of period	$12.04	$12.32	$11.98	$12.88	$12.71	$11.64

Total return[d]	(0.82)%	6.25%	(4.02)%	4.42%	13.24%	0.01%

Ratios to average net assets[e]
Expenses	1.18%	1.18%	1.17%	1.18%	1.19%	1.19%
Net investment income	3.16%	3.32%	3.25%	3.06%	3.60%	3.63%

Supplemental data
Net assets, end of period (000’s)	$162,204	$166,282	$166,226	$220,405	$174,437	$134,026
Portfolio turnover rate	0.97%	4.73%	10.57%	8.63%	13.08%	9.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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96 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Missouri Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.22	$11.88	$12.78	$12.62	$11.55	$11.98
Income from investment operations[b]:
Net investment income[c]	0.23	0.48	0.47	0.47	0.51	0.51
Net realized and unrealized gains (losses)	(0.29)	0.34	(0.91)	0.16	1.08	(0.42)
Total from investment operations	(0.06)	0.82	(0.44)	0.63	1.59	0.09
Less distributions from net investment
income	(0.22)	(0.48)	(0.46)	(0.47)	(0.52)	(0.52)
Net asset value, end of period	$11.94	$12.22	$11.88	$12.78	$12.62	$11.55

Total return[d]	(0.50)%	7.00%	(3.43)%	5.06%	14.07%	0.68%

Ratios to average net assets[e]
Expenses	0.53%	0.53%	0.52%	0.53%	0.54%	0.54%
Net investment income	3.81%	3.97%	3.90%	3.71%	4.25%	4.28%

Supplemental data
Net assets, end of period (000’s)	$38,893	$37,626	$42,840	$89,360	$67,401	$37,557
Portfolio turnover rate	0.97%	4.73%	10.57%	8.63%	13.08%	9.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 97

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.4%
Missouri 94.5%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,242,261
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	10,985,500
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	6,104,230
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	33,466,350
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,000,000	6,212,920
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,468,850
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,852,830
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,540,033
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28	6,875,000	6,877,544
Carroll County Public Water Supply District No. 1 Waterworks Revenue, Pre-Refunded,
5.625%, 3/01/34	1,000,000	1,118,660
6.00%, 3/01/39	1,000,000	1,127,910
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation,
Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	11,373,537
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,248,638
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,466,392
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,467,100
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	21,868,400
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,181,457
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,654,842
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%,
5/01/24	1,265,000	1,499,695
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/22	1,000,000	1,017,430
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,798,630
3/01/28	3,000,000	3,450,480
3/01/29	3,000,000	3,442,050
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement,
Series A, 5.00%, 3/01/29	4,000,000	4,492,320
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/29	26,925,000	28,429,569
Refunding, 5.00%, 12/01/31	5,000,000	5,719,400
Joplin IDA Health Facilities Revenue, Freeman Health System Project,
5.125%, 2/15/26	6,000,000	6,545,100
5.00%, 2/15/28	1,150,000	1,246,175
5.50%, 2/15/31	2,055,000	2,239,190
Refunding, 5.00%, 2/15/35	4,000,000	4,243,080
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,
3/01/32	1,250,000	1,413,988
3/01/33	2,175,000	2,451,029
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,894,200
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	14,116,680
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,347,850
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,871,004
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	6,027,588
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,185,300

98 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	$29,210,000	$32,323,202
Series A, 5.25%, 1/01/34	9,500,000	10,547,280
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,744,600
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	6,976,584
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,277,704
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,455,037
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,158,160
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	24,183,763
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,155,877
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the
Performing Arts Project, Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	30,556,251
Missouri State Development Finance Board Revenue,
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,500,920
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,409,350
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
Paper Product, 5.20%, 3/15/29	3,000,000	3,496,590
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
Revolving Fund Program,
Series A, 5.75%, 1/01/16	15,000	15,066
Series B, 7.20%, 7/01/16	30,000	30,165
Series B, AGMC Insured, 6.05%, 7/01/16	10,000	10,040
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control
and Drinking Water Revenue, State Revolving Funds Programs,
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,360,375
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,049,909
Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,778,695
Refunding, Series B, 5.50%, 7/01/21	60,000	60,176
Series A, 5.75%, 1/01/29	2,500,000	2,862,000
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,543,744
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,343,304
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,351,650
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,861,125
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,376,050
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,490,400
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,479,402
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,396,400
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,553,420
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, Refunding, 5.50%, 11/15/39	2,970,000	3,274,039
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	12,000,000	13,250,280
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,779,438
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,005,530
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39	11,355,000	12,909,954
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,374,480
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,390,250

franklintempleton.com

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Semiannual Report 99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
SSM Health Care, Series B, 5.00%, 6/01/30	$16,150,000	$18,083,316
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,754,950
St. Luke’s Episcopal, 5.00%, 12/01/34	7,500,000	7,810,875
St. Luke’s Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	11,085,900
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,455,268
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children’s Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,649,785
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,107,043
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,683,926
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,659,742
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,614,669
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,456,066
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,735,208
Missouri State Highways and Transit Commission State Road Revenue,
first lien, Series B, Pre-Refunded, 5.00%, 5/01/24	6,005,000	6,194,518
Series A, 5.00%, 5/01/20	6,875,000	7,837,087
Series A, 5.00%, 5/01/21	5,000,000	5,680,400
Series A, 5.00%, 5/01/24	1,150,000	1,298,983
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	390,000	396,548
Series C, GNMA Secured, 5.00%, 3/01/32	455,000	474,460
Series D, GNMA Secured, 4.70%, 3/01/35	1,755,000	1,847,927
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,384,900
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,245,720
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,672,725
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,216,520
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	17,811,517
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/28	5,235,000	5,315,148
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	34,945,000	35,480,008
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,184,500
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,369,400
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,587,640
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,838,380
Prairie State Project, Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	35,782,615
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%,
1/01/32	3,600,000	3,961,260
1/01/37	3,400,000	3,654,320
Monarch-Chesterfield Levee District Special Tax,
Levee District Improvement, NATL Insured, 5.75%, 3/01/19	770,000	772,772
Refunding, 5.00%, 3/01/40	4,395,000	4,814,898
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education,
Assured Guaranty, Pre-Refunded, 5.00%, 3/01/27	6,610,000	7,050,292
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue,
L-385 Project, Refunding, Assured Guaranty, 5.00%, 3/01/27	5,000,000	5,231,850
Sikeston Electric Revenue, Refunding, 5.00%,
6/01/20	5,000,000	5,612,900
6/01/21	13,130,000	14,860,797
6/01/22	12,570,000	14,458,265

100 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A,
AMBAC Insured, 5.00%, 7/01/36	$5,000,000	$5,145,000
Springfield Public Utility Revenue, NATL Insured, Pre-Refunded, 4.75%, 8/01/34	3,000,000	3,118,260
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
5.00%, 3/01/33	1,000,000	1,133,340
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,112,000
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/31	1,795,000	2,058,560
4/01/32	1,885,000	2,148,316
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, Pre-Refunded,
5.00%, 4/01/27	2,655,000	2,841,646
St. Louis Airport Revenue, Lambert-St. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,644,921
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,659,972
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,985,671
Series A-1, 6.125%, 7/01/24	2,000,000	2,333,040
Series A-1, 6.625%, 7/01/34	5,000,000	5,874,150
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,179,812
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	8,008,910
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement,
Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	25,510,630
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,185,224
2/15/37	7,775,000	7,863,635
		1,010,955,607
U.S. Territories 3.9%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,320,587
Puerto Rico 3.3%
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	11,302,200
Series XX, 5.75%, 7/01/36	6,000,000	3,510,000
Series XX, 5.25%, 7/01/40	10,000,000	5,850,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.50%, 8/01/37	13,760,000	5,332,000
Series A, 6.50%, 8/01/44	10,000,000	4,075,000
Series C, 5.50%, 8/01/40	15,000,000	5,812,500
		35,881,700
Total U.S. Territories		42,202,287
Total Municipal Bonds (Cost $1,026,622,766) 98.4%		1,053,157,894
Other Assets, less Liabilities 1.6%		17,235,273
Net Assets 100.0%		$1,070,393,167

See Abbreviations on page 138.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin North Carolina Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.15	$11.95	$12.96	$12.79	$11.73	$12.15
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.46	0.45	0.49	0.49
Net realized and unrealized gains (losses)	(0.29)	0.21	(1.03)	0.17	1.07	(0.41)
Total from investment operations	(0.07)	0.67	(0.57)	0.62	1.56	0.08
Less distributions from net investment
income	(0.21)	(0.47)	(0.44)	(0.45)	(0.50)	(0.50)
Net asset value, end of period	$11.87	$12.15	$11.95	$12.96	$12.79	$11.73

Total return[d]	(0.54)%	5.70%	(4.35)%	4.92%	13.57%	0.63%

Ratios to average net assets[e]
Expenses	0.63%	0.63%	0.62%	0.62%	0.63%	0.63%
Net investment income	3.59%	3.84%	3.79%	3.49%	4.04%	4.07%

Supplemental data
Net assets, end of period (000’s)	$811,643	$841,737	$851,504	$1,168,492	$1,045,806	$925,162
Portfolio turnover rate	3.92%	6.94%	6.86%	7.10%	6.13%	9.56%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

102 |
Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin North Carolina Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.33	$12.12	$13.13	$12.95	$11.88	$12.30
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.40	0.38	0.43	0.43
Net realized and unrealized gains (losses)	(0.29)	0.21	(1.03)	0.18	1.07	(0.42)
Total from investment operations	(0.10)	0.61	(0.63)	0.56	1.50	0.01
Less distributions from net investment
income	(0.18)	(0.40)	(0.38)	(0.38)	(0.43)	(0.43)
Net asset value, end of period	$12.05	$12.33	$12.12	$13.13	$12.95	$11.88

Total return[d]	(0.80)%	5.13%	(4.82)%	4.35%	12.87%	0.06%

Ratios to average net assets[e]
Expenses	1.18%	1.18%	1.17%	1.17%	1.18%	1.18%
Net investment income	3.04%	3.29%	3.24%	2.94%	3.49%	3.52%

Supplemental data
Net assets, end of period (000’s)	$205,859	$217,985	$229,369	$335,092	$280,136	$237,607
Portfolio turnover rate	3.92%	6.94%	6.86%	7.10%	6.13%	9.56%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin North Carolina Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.15	$11.95	$12.96	$12.78	$11.73	$12.15
Income from investment operations[b]:
Net investment income[c]	0.22	0.48	0.47	0.46	0.51	0.50
Net realized and unrealized gains (losses)	(0.28)	0.20	(1.02)	0.18	1.05	(0.41)
Total from investment operations	(0.06)	0.68	(0.55)	0.64	1.56	0.09
Less distributions from net investment
income	(0.22)	(0.48)	(0.46)	(0.46)	(0.51)	(0.51)
Net asset value, end of period	$11.87	$12.15	$11.95	$12.96	$12.78	$11.73

Total return[d]	(0.48)%	5.81%	(4.25)%	5.11%	13.59%	0.73%

Ratios to average net assets[e]
Expenses	0.53%	0.53%	0.52%	0.52%	0.53%	0.53%
Net investment income	3.69%	3.94%	3.89%	3.59%	4.14%	4.17%

Supplemental data
Net assets, end of period (000’s)	$74,434	$76,935	$63,211	$89,683	$63,403	$22,659
Portfolio turnover rate	3.92%	6.94%	6.86%	7.10%	6.13%	9.56%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 96.5%
North Carolina 92.1%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,284,455
Buncombe County COP, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,026,690
Buncombe County Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,465,180
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/35	21,000,000	23,155,230
5.00%, 8/01/36	8,000,000	8,883,440
Refunding, 5.00%, 6/01/40	2,250,000	2,558,520
Cary Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 12/01/33	5,405,000	5,920,313
Refunding, 5.00%, 12/01/42	10,000,000	11,272,300
Charlotte Airport Revenue, Charlotte Douglas International Airport,
Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,340,330
Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,964,228
Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,851,258
Series A, 5.00%, 7/01/39	3,000,000	3,271,920
Series A, 5.00%, 7/01/41	10,000,000	10,983,100
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,598,200
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,728,700
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,284,400
Refunding, 5.00%, 12/01/39	7,970,000	9,158,008
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,379,736
Refunding, 5.00%, 7/01/40	10,000,000	11,653,900
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,398,500
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,377,320
Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,884,550
Series A, 5.125%, 1/15/37	4,000,000	4,407,880
Series A, 5.25%, 1/15/42	10,000,000	11,018,700
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,200,198
Chatham County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/34	5,000,000	5,174,200
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper
Co. Projects, Series A, 5.70%, 5/01/34	2,500,000	2,831,000
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,472,400
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,467,520
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,468,280
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A,
AGMC Insured, 5.00%, 11/01/33	6,000,000	6,608,700
Harnett County COP, Assured Guaranty, 5.00%,
6/01/28	1,000,000	1,119,590
6/01/29	500,000	559,020
High Point Combined Enterprise System Revenue, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,595,850
Iredell County COP, Iredell County Public Improvement Projects, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,404,280
5.00%, 6/01/28	1,000,000	1,095,150
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project,
AGMC Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	7,620,498
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	395,700

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Mecklenburg County GO, Series A, 5.00%,
4/01/28	$5,000,000	$6,082,500
4/01/29	5,000,000	6,035,050
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,713,575
3/01/39	1,085,000	1,206,346
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,371,250
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,485,575
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding,
Series B, AGMC Insured,
5.00%, 10/01/27	3,500,000	3,923,745
5.125%, 10/01/31	8,385,000	9,284,627
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest
University, 5.00%, 1/01/38	25,000,000	27,538,000
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,441,480
Davidson College, 5.00%, 3/01/45	3,500,000	3,877,615
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,115,013
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,496,452
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	22,318,200
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,317,700
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,716,462
Methodist University, 5.00%, 3/01/34	2,000,000	2,107,540
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/21	11,555,000	11,735,836
Series A, ETM, 6.50%, 1/01/18	3,000,000	3,392,790
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,964,200
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	4,145,610
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	883,400
Refunding, Series A, 5.00%, 1/01/30	4,670,000	5,136,159
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,860,240
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,701,250
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,916,631
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,550,400
Series C, 5.00%, 5/01/29	10,000,000	11,545,800
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,599,100
Public Improvement, Series A, 5.00%, 5/01/24	10,000,000	11,579,600
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,105,664
Refunding, Series A, 5.00%, 6/01/23	10,000,000	12,230,500
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,709,350
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/22	6,595,000	7,060,211
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,733,200
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,891,720
Blue Ridge HealthCare System Project, Refunding, Series A, NATL Insured, 5.00%, 1/01/33	10,805,000	10,819,479

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Health Care Facilities Revenue, (continued)
Duke University Health System, Series A, 5.00%, 6/01/42	$10,000,000	$11,147,900
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,482,560
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,910,721
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,980,854
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,465,400
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,608,500
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	370,000	371,217
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,355
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33	10,000,000	11,657,700
Vidant Health, 5.00%, 6/01/40	5,000,000	5,446,250
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,418,700
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,463,200
North Carolina State Medical Care Commission Health System Revenue, Mission Health Combined
Group, Refunding,
5.00%, 10/01/36	10,000,000	11,255,300
AGMC Insured, 5.00%, 10/01/36	5,000,000	5,307,900
North Carolina State Medical Care Commission Hospital Revenue,
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,799,946
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,952,000
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,539,040
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue,
5.00%, 7/01/41	5,000,000	5,505,550
North Carolina State University at Raleigh Revenue, General, Refunding, Series A, 5.00%,
10/01/33	5,595,000	6,413,884
10/01/42	8,980,000	10,088,401
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,137,216
5.75%, 1/01/39	12,120,000	13,349,453
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,087,870
6.25%, 10/01/38	2,000,000	2,164,160
Oak Island Enterprise System Revenue,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34	1,540,000	1,809,839
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36	1,000,000	1,175,220
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,437,650
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project,
NATL Insured, 5.00%,
4/01/31	5,675,000	5,887,756
10/01/34	6,000,000	6,212,460
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
5.00%, 6/01/33	7,500,000	8,145,975
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,128,730
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,101,138
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,226,400
Series A, Pre-Refunded, 5.00%, 3/01/36	6,000,000	6,143,160

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Raleigh-Durham Airport Authority Airport Revenue, Refunding, Series A, 5.00%,
5/01/27	$350,000	$417,715
5/01/29	1,000,000	1,173,960
5/01/30	550,000	641,647
5/01/36	10,785,000	11,834,488
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	10,380,565
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,174,200
University of North Carolina at Chapel Hill Revenue,
Board of Governors of the University of North Carolina, General, 5.00%, 12/01/31	9,000,000	9,773,820
Board of Governors of the University of North Carolina, General, Series A, Pre-Refunded, 5.00%,
12/01/34	8,580,000	8,682,102
General, Refunding, Series A, 5.00%, 12/01/34	2,880,000	2,912,746
University of North Carolina at Charlotte Revenue, General,
5.00%, 4/01/43	5,000,000	5,555,400
5.00%, 4/01/45	3,625,000	4,061,015
Series A, 5.00%, 4/01/37	12,995,000	14,412,884
Series A, 5.00%, 4/01/41	18,000,000	19,840,320
Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,351,500
University of North Carolina at Greensboro Revenue, General,
5.00%, 4/01/39	3,500,000	3,960,810
Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,110,390
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,423,650
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,655,000	1,712,660
NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,740,000	1,800,622
NATL Insured, Pre-Refunded, 5.00%, 6/01/29	1,915,000	1,981,719
NATL Insured, Pre-Refunded, 5.00%, 6/01/37	11,350,000	11,745,434
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%,
6/01/37	3,000,000	3,319,050
University of North Carolina System Pool Revenue, Series A,
Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,494,250
NATL Insured, 5.00%, 10/01/33	695,000	722,730
NATL Insured, Pre-Refunded, 5.00%, 10/01/33	1,305,000	1,370,798
Wake County Revenue, Limited Obligation, 5.00%,
1/01/33	10,820,000	12,274,424
6/01/36	5,000,000	5,559,450
1/01/37	12,000,000	13,527,600
Western Carolina University Research and Development Corp. COP, Western Carolina University
Student Housing Project, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,343,100
Wilkes County COP, NATL Insured, 5.00%,
6/01/31	4,295,000	4,411,309
6/01/36	6,085,000	6,238,707
Wilmington COP, Series A, 5.00%,
6/01/33	6,000,000	6,548,880
6/01/38	7,625,000	8,281,741
Wilmington Storm Water Fee Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	775,000	832,815
Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	238,905

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	$3,000,000	$3,242,580
Winston-Salem City Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,621,150
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,109,535
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,726,681
		1,005,328,271
U.S. Territories 4.4%
Puerto Rico 3.9%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	5,044,550
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33	6,500,000	3,802,500
Series WW, 5.50%, 7/01/38	5,200,000	3,042,000
Series XX, 5.25%, 7/01/40	19,135,000	11,193,975
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	1,000,000	472,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	45,750,000	18,643,125
		42,198,650
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,057,865
Total U.S. Territories		48,256,515
Total Municipal Bonds (Cost $1,031,917,894) 96.5%		1,053,584,786
Other Assets, less Liabilities 3.5%		38,351,390
Net Assets 100.0%		$1,091,936,176

See Abbreviations on page 138.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Virginia Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.65	$11.42	$12.25	$12.10	$11.18	$11.63
Income from investment operations[b]:
Net investment income[c]	0.21	0.44	0.43	0.43	0.48	0.48
Net realized and unrealized gains (losses)	(0.26)	0.23	(0.84)	0.16	0.93	(0.45)
Total from investment operations	(0.05)	0.67	(0.41)	0.59	1.41	0.03
Less distributions from net investment
income	(0.21)	(0.44)	(0.42)	(0.44)	(0.49)	(0.48)
Net asset value, end of period	$11.39	$11.65	$11.42	$12.25	$12.10	$11.18

Total return[d]	(0.42)%	5.97%	(3.33)%	4.93%	12.84%	0.24%

Ratios to average net assets[e]
Expenses	0.64%	0.65%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.63%	3.82%	3.74%	3.55%	4.14%	4.11%

Supplemental data
Net assets, end of period (000’s)	$537,963	$558,068	$562,671	$779,288	$705,786	$647,471
Portfolio turnover rate	4.13%	8.16%	11.67%	10.96%	11.58%	16.44%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Virginia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.82	$11.58	$12.42	$12.26	$11.32	$11.77
Income from investment operations[b]:
Net investment income[c]	0.18	0.38	0.37	0.37	0.42	0.42
Net realized and unrealized gains (losses)	(0.26)	0.24	(0.86)	0.16	0.94	(0.45)
Total from investment operations	(0.08)	0.62	(0.49)	0.53	1.36	(0.03)
Less distributions from net investment
income	(0.18)	(0.38)	(0.35)	(0.37)	(0.42)	(0.42)
Net asset value, end of period	$11.56	$11.82	$11.58	$12.42	$12.26	$11.32

Total return[d]	(0.69)%	5.39%	(3.89)%	4.36%	12.25%	(0.33)%

Ratios to average net assets[e]
Expenses	1.19%	1.20%	1.19%	1.19%	1.19%	1.19%
Net investment income	3.08%	3.27%	3.19%	3.00%	3.59%	3.56%

Supplemental data
Net assets, end of period (000’s)	$110,943	$116,566	$118,953	$171,973	$143,242	$123,765
Portfolio turnover rate	4.13%	8.16%	11.67%	10.96%	11.58%	16.44%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Virginia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.65	$11.42	$12.25	$12.10	$11.18	$11.63
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.45	0.45	0.49	0.49
Net realized and unrealized gains (losses)	(0.26)	0.22	(0.85)	0.15	0.93	(0.44)
Total from investment operations	(0.04)	0.68	(0.40)	0.60	1.42	0.05
Less distributions from net investment
income	(0.22)	(0.45)	(0.43)	(0.45)	(0.50)	(0.50)
Net asset value, end of period	$11.39	$11.65	$11.42	$12.25	$12.10	$11.18

Total return[d]	(0.37)%	6.07%	(3.24)%	5.03%	12.95%	0.34%

Ratios to average net assets[e]
Expenses	0.54%	0.55%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.73%	3.92%	3.84%	3.65%	4.24%	4.21%

Supplemental data
Net assets, end of period (000’s)	$48,544	$46,724	$37,582	$41,592	$30,166	$11,030
Portfolio turnover rate	4.13%	8.16%	11.67%	10.96%	11.58%	16.44%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

112 |
Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.8%
Virginia 86.6%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,396,604
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,172,160
7/01/38	5,895,000	6,294,740
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,636,350
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,603,950
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,405,813
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,565,680
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%,
4/01/36	10,000,000	11,038,400
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,945,970
Series A, 5.50%, 5/15/35	10,000,000	11,268,600
Series A, 5.00%, 5/15/44	2,500,000	2,792,950
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	3,670,000	4,056,488
Refunding, 5.00%, 4/01/33	6,330,000	6,861,277
Refunding, 5.00%, 4/01/38	16,000,000	17,250,240
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	8,344,083
8/15/46	15,000,000	15,181,500
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,781,480
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,362,596
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,530,800
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,035,300
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,730,153
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	5,934,813
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	7,010,965
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	5,972,784
Norfolk GO, Capital Improvement, Refunding,
Series A, 5.00%, 8/01/32	5,845,000	6,684,810
Series C, 5.00%, 10/01/42	7,825,000	8,602,022
Northern Virginia Transportation Authority Transportation Special Tax Revenue, 5.00%,
6/01/31	4,565,000	5,304,393
6/01/32	2,795,000	3,235,995
6/01/33	3,000,000	3,460,860
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%,
3/01/39	6,435,000	7,139,118
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,702,538
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,173,200
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group,
Prince William Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,732,700
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life
Sciences Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,488,032
Richmond Public Utility Revenue, Refunding, Series A, 5.00%,
1/15/35	11,495,000	12,671,283
1/15/43	10,000,000	11,186,500

franklintempleton.com

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Semiannual Report

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	$7,000,000	$7,553,630
NATL Insured, Pre-Refunded, 5.00%, 7/01/32	22,000,000	23,739,980
Refunding, 5.00%, 7/01/31	6,215,000	7,225,745
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded,
5.125%, 10/15/37	10,000,000	11,285,600
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,642,214
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,304,315
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	58,399
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,595,727
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	5,000,000	5,224,550
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	4,097,776
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%,
6/15/37	5,000,000	5,115,250
Suffolk GO, Refunding, 5.00%,
2/01/41	10,000,000	11,007,600
6/01/42	10,000,000	11,047,700
University of Virginia Revenue, General, Refunding,
5.00%, 6/01/40	17,750,000	19,229,107
Series A, 5.00%, 6/01/43	15,000,000	17,025,450
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, 5.00%, 7/01/28	10,000,000	12,059,600
Virginia Beach Development Authority Public Facility Revenue, Series A, Pre-Refunded, 5.00%,
7/15/27	5,635,000	6,090,139
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,292,175
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,333,716
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,410,799
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,681,750
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,466,680
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,066,185
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,694,093
Series B, 5.00%, 6/01/45	3,050,000	3,179,900
Series E, 5.00%, 10/01/44	6,540,000	6,777,860
Series F, 5.05%, 12/01/44	12,125,000	12,524,519
Series F, 5.00%, 4/01/45	2,125,000	2,212,274
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding,
Series B, 5.00%, 8/01/24	10,000,000	12,173,000
Virginia State Public School Authority School Financing Revenue, 1997 Resolution, Refunding,
Series A, 5.00%, 8/01/26	6,000,000	7,327,140
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing,
Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,789,100
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,596,413
Virginia State Resources Authority Infrastructure Revenue,
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,200,000	3,368,032
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/36	895,000	941,996
Senior Series A, Pre-Refunded, 5.00%, 11/01/31	1,800,000	1,894,518
Senior Series A, Pre-Refunded, 5.00%, 11/01/36	4,020,000	4,231,090

114 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue, (continued)
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38	$1,465,000	$1,647,847
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,035,367
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	148,257
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,360,000	2,572,447
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	145,000	158,710
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,009,684
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40	23,000,000	25,185,230
Winchester EDA Hospital Revenue, Valley Health System Obligation, Refunding, 5.00%, 1/01/44	5,000,000	5,494,850
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,845,130
		603,916,691
District of Columbia 8.6%
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
Series A, 5.00%, 10/01/35	12,000,000	13,489,080
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,428,800
Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,385,860
Series C, 5.125%, 10/01/34	6,450,000	7,070,942
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	10,722,300
5.25%, 10/01/44	12,000,000	13,052,760
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
7/01/32	2,000,000	2,239,340
		60,389,082
U.S. Territories 3.6%
Puerto Rico 3.6%
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	4,500,000	4,694,085
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,200,000	3,042,000
Series XX, 5.25%, 7/01/40	8,400,000	4,914,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	1,000,000	385,000
Series A, 6.00%, 8/01/42	20,000,000	8,150,000
Series C, 5.50%, 8/01/40	10,000,000	3,875,000
		25,060,085
Total Municipal Bonds (Cost $672,205,127) 98.8%		689,365,858
Other Assets, less Liabilities 1.2%		8,083,594
Net Assets 100.0%		$697,449,452

See Abbreviations on page 138.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$264,264,206	$728,049,655	$499,111,626
Value	$270,500,800	$763,599,899	$522,347,460
Cash	1,602,001	13,711,826	7,403,082
Receivables:
Capital shares sold	153,226	592,329	1,021,138
Interest	3,567,963	10,714,899	5,672,001
Other assets	87	253	165
Total assets	275,824,077	788,619,206	536,443,846
Liabilities:
Payables:
Investment securities purchased	—	5,436,850	5,841,688
Capital shares redeemed	351,886	1,818,122	771,348
Management fees	123,818	313,036	218,944
Distribution fees	48,429	106,617	101,184
Transfer agent fees	18,155	51,448	41,874
Distributions to shareholders	142,765	603,879	247,585
Accrued expenses and other liabilities	28,346	22,749	33,653
Total liabilities	713,399	8,352,701	7,256,276
Net assets, at value	$275,110,678	$780,266,505	$529,187,570
Net assets consist of:
Paid-in capital	$273,447,969	$783,435,027	$517,014,100
Undistributed net investment income	349,330	1,666,296	959,497
Net unrealized appreciation (depreciation)	6,236,594	35,550,244	23,235,834
Accumulated net realized gain (loss)	(4,923,215)	(40,385,062)	(12,021,861)
Net assets, at value	$275,110,678	$780,266,505	$529,187,570
Class A:
Net assets, at value	$221,223,207	$693,602,865	$407,793,897
Shares outstanding	19,641,317	62,802,754	33,402,571
Net asset value per share[a]	$11.26	$11.04	$12.21
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.76	$11.53	$12.75
Class C:
Net assets, at value	$53,887,471	$86,663,640	$121,393,673
Shares outstanding	4,727,381	7,698,990	9,810,082
Net asset value and maximum offering price per share[a]	$11.40	$11.26	$12.37

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
116 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$153,379,801	$366,226,774	$504,472,069
Value	$161,544,771	$383,717,177	$508,275,768
Cash	9,781,700	3,319,137	1,164,507
Receivables:
Capital shares sold	82,185	19,004	302,102
Interest	1,944,653	4,941,228	5,899,830
Other assets	53	124	171
Total assets	173,353,362	391,996,670	515,642,378
Liabilities:
Payables:
Investment securities purchased	4,405,425	—	—
Capital shares redeemed	401,945	596,990	1,261,252
Management fees	80,511	167,197	213,328
Distribution fees	14,291	64,600	95,766
Transfer agent fees	11,722	35,842	47,844
Distributions to shareholders	47,786	72,255	279,404
Accrued expenses and other liabilities	26,782	27,467	27,234
Total liabilities	4,988,462	964,351	1,924,828
Net assets, at value	$168,364,900	$391,032,319	$513,717,550
Net assets consist of:
Paid-in capital	$166,907,642	$391,291,261	$527,264,343
Undistributed net investment income	202,069	820,761	1,389,451
Net unrealized appreciation (depreciation)	8,164,970	17,490,403	3,803,699
Accumulated net realized gain (loss)	(6,909,781)	(18,570,106)	(18,739,943)
Net assets, at value	$168,364,900	$391,032,319	$513,717,550
Class A:
Net assets, at value	$168,364,900	$323,639,910	$370,339,365
Shares outstanding	14,975,176	28,472,145	33,059,020
Net asset value per share[a]	$11.24	$11.37	$11.20
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.74	$11.87	$11.70
Class C:
Net assets, at value		$67,392,409	$116,044,116
Shares outstanding		5,844,166	10,174,508
Net asset value and maximum offering price per share[a]		$11.53	$11.41
Advisor Class:
Net assets, at value			$27,334,069
Shares outstanding			2,438,532
Net asset value and maximum offering price per share			$11.21

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	117

FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$1,026,622,766	$1,031,917,894	$672,205,127
Value	$1,053,157,894	$1,053,584,786	$689,365,858
Cash	6,057,087	27,976,340	1,525,131
Receivables:
Capital shares sold	529,474	259,377	347,667
Interest	13,336,469	13,290,733	8,250,262
Other assets	339	352	225
Total assets	1,073,081,263	1,095,111,588	699,489,143
Liabilities:
Payables:
Capital shares redeemed	1,659,696	2,014,524	1,289,658
Management fees	421,641	429,847	281,936
Distribution fees	162,852	182,745	107,248
Transfer agent fees	74,829	78,621	54,121
Distributions to shareholders	352,719	446,064	278,636
Accrued expenses and other liabilities	16,359	23,611	28,092
Total liabilities	2,688,096	3,175,412	2,039,691
Net assets, at value	$1,070,393,167	$1,091,936,176	$697,449,452
Net assets consist of:
Paid-in capital	$1,080,688,119	$1,117,745,016	$708,854,009
Undistributed net investment income	2,358,082	2,215,000	1,182,244
Net unrealized appreciation (depreciation)	26,535,128	21,666,892	17,160,731
Accumulated net realized gain (loss)	(39,188,162)	(49,690,732)	(29,747,532)
Net assets, at value	$1,070,393,167	$1,091,936,176	$697,449,452
Class A:
Net assets, at value	$869,296,191	$811,643,290	$537,962,677
Shares outstanding	72,860,519	68,376,482	47,233,571
Net asset value per share[a]	$11.93	$11.87	$11.39
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.46	$12.40	$11.90
Class C:
Net assets, at value	$162,203,535	$205,858,771	$110,942,869
Shares outstanding	13,472,252	17,089,407	9,595,832
Net asset value and maximum offering price per share[a]	$12.04	$12.05	$11.56
Advisor Class:
Net assets, at value	$38,893,441	$74,434,115	$48,543,906
Shares outstanding	3,258,661	6,271,503	4,260,434
Net asset value and maximum offering price per share	$11.94	$11.87	$11.39

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
118 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$6,191,597	$18,530,076	$11,501,974
Expenses:
Management fees (Note 3a)	746,507	1,911,982	1,315,435
Distribution fees: (Note 3c)
Class A	112,256	356,575	205,096
Class C	175,390	290,451	398,781
Transfer agent fees: (Note 3e)
Class A	42,615	128,213	91,323
Class C	10,244	16,074	27,318
Custodian fees	1,225	3,561	2,341
Reports to shareholders	8,278	18,030	14,130
Registration and filing fees	5,127	8,800	5,400
Professional fees	18,895	20,744	20,076
Trustees’ fees and expenses	693	2,076	1,299
Other	12,749	27,578	24,184
Total expenses	1,133,979	2,784,084	2,105,383
Net investment income	5,057,618	15,745,992	9,396,591
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	34,666	(5,867,960)	337,719
Net change in unrealized appreciation (depreciation) on investments	(7,109,358)	(17,574,252)	(11,313,823)
Net realized and unrealized gain (loss)	(7,074,692)	(23,442,212)	(10,976,104)
Net increase (decrease) in net assets resulting from operations	$(2,017,074)	$(7,696,220)	$(1,579,513)

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$3,696,187	$8,813,743	$11,526,372
Expenses:
Management fees (Note 3a)	484,178	1,014,114	1,313,611
Distribution fees: (Note 3c)
Class A	84,957	165,089	192,365
Class C	—	221,832	395,881
Transfer agent fees: (Note 3e)
Class A	35,717	72,673	85,910
Class C	—	15,026	27,201
Advisor Class	—	—	6,187
Custodian fees	745	1,771	2,442
Reports to shareholders	6,952	11,760	14,661
Registration and filing fees	2,549	3,956	7,518
Professional fees	18,657	19,573	20,267
Trustees’ fees and expenses	420	982	1,409
Other	13,015	18,086	21,398
Total expenses	647,190	1,544,862	2,088,850
Net investment income	3,048,997	7,268,881	9,437,522
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(1,071,312)	(113,850)	(458,318)
Net change in unrealized appreciation (depreciation) on investments	(2,955,634)	(8,532,628)	(16,001,269)
Net realized and unrealized gain (loss)	(4,026,946)	(8,646,478)	(16,459,587)
Net increase (decrease) in net assets resulting from operations	$(977,949)	$(1,377,597)	$(7,022,065)

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Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$23,579,874	$23,693,785	$15,327,069
Expenses:
Management fees (Note 3a)	2,555,110	2,627,664	1,726,796
Distribution fees: (Note 3c)
Class A	442,497	416,333	277,365
Class C	537,312	694,261	374,543
Transfer agent fees: (Note 3e)
Class A	193,851	171,685	115,989
Class C	36,213	44,041	24,092
Advisor Class	8,438	16,019	10,254
Custodian fees	4,847	4,886	3,184
Reports to shareholders	30,438	29,774	18,041
Registration and filing fees	5,604	7,111	6,987
Professional fees	21,660	21,994	20,673
Trustees’ fees and expenses	2,779	2,882	1,820
Other	30,769	32,564	20,951
Total expenses	3,869,518	4,069,214	2,600,695
Net investment income	19,710,356	19,624,571	12,726,374
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,710,599)	(4,045,634)	(2,084,705)
Net change in unrealized appreciation (depreciation) on investments	(22,773,711)	(22,390,465)	(14,027,533)
Net realized and unrealized gain (loss)	(26,484,310)	(26,436,099)	(16,112,238)
Net increase (decrease) in net assets resulting from operations	$(6,773,954)	$(6,811,528)	$(3,385,864)

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$5,057,618	$10,185,328	$15,745,992	$34,111,154
Net realized gain (loss)	34,666	(1,920,608)	(5,867,960)	(14,518,564)
Net change in unrealized appreciation
(depreciation)	(7,109,358)	10,856,810	(17,574,252)	39,297,790
Net increase (decrease) in net assets
resulting from operations	(2,017,074)	19,121,530	(7,696,220)	58,890,380
Distributions to shareholders from:
Net investment income:
Class A	(4,198,698)	(8,526,260)	(14,425,530)	(31,719,338)
Class C	(843,521)	(1,680,006)	(1,535,186)	(3,298,965)
Total distributions to shareholders	(5,042,219)	(10,206,266)	(15,960,716)	(35,018,303)
Capital share transactions: (Note 2)
Class A	2,344,805	(1,451,211)	(10,526,480)	(33,916,482)
Class C	1,815,278	1,779,769	(536,617)	(2,782,697)
Total capital share transactions	4,160,083	328,558	(11,063,097)	(36,699,179)
Net increase (decrease) in net assets	(2,899,210)	9,243,822	(34,720,033)	(12,827,102)
Net assets:
Beginning of period	278,009,888	268,766,066	814,986,538	827,813,640
End of period	$275,110,678	$278,009,888	$780,266,505	$814,986,538
Undistributed net investment income included
in net assets:
End of period	$349,330	$333,931	$1,666,296	$1,881,020

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$9,396,591	$18,521,540	$3,048,997	$6,296,784
Net realized gain (loss)	337,719	(3,404,431)	(1,071,312)	(2,376,253)
Net change in unrealized appreciation
(depreciation)	(11,313,823)	21,692,144	(2,955,634)	8,098,522
Net increase (decrease) in net assets
resulting from operations	(1,579,513)	36,809,253	(977,949)	12,019,053
Distributions to shareholders from:
Net investment income:
Class A	(7,443,245)	(14,737,038)	(3,113,805)	(6,302,653)
Class C	(1,854,758)	(3,639,932)	—	—
Total distributions to shareholders	(9,298,003)	(18,376,970)	(3,113,805)	(6,302,653)
Capital share transactions: (Note 2)
Class A	5,580,845	4,551,323	4,178,274	(3,327,261)
Class C	616,432	6,514,515	—	—
Total capital share transactions	6,197,277	11,065,838	4,178,274	(3,327,261)
Net increase (decrease) in net assets	(4,680,239)	29,498,121	86,520	2,389,139
Net assets:
Beginning of period	533,867,809	504,369,688	168,278,380	165,889,241
End of period	$529,187,570	$533,867,809	$168,364,900	$168,278,380
Undistributed net investment income included
in net assets:
End of period	$959,497	$860,909	$202,069	$266,877

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$7,268,881	$14,971,656	$9,437,522	$19,422,506
Net realized gain (loss)	(113,850)	(4,661,756)	(458,318)	(3,279,790)
Net change in unrealized appreciation
(depreciation)	(8,532,628)	16,957,289	(16,001,269)	20,540,753
Net increase (decrease) in net assets
resulting from operations	(1,377,597)	27,267,189	(7,022,065)	36,683,469
Distributions to shareholders from:
Net investment income:
Class A	(6,234,821)	(12,791,436)	(6,868,910)	(14,607,161)
Class C	(1,090,510)	(2,242,921)	(1,803,401)	(3,896,761)
Advisor Class	—	—	(509,928)	(902,174)
Total distributions to shareholders	(7,325,331)	(15,034,357)	(9,182,239)	(19,406,096)
Capital share transactions: (Note 2)
Class A	121,361	(1,117,512)	(10,988,319)	(26,527,601)
Class C	599,703	(111,370)	(5,615,105)	(9,290,619)
Advisor Class	—	—	1,043,960	6,426,436
Total capital share transactions	721,064	(1,228,882)	(15,559,464)	(29,391,784)
Net increase (decrease) in net assets	(7,981,864)	11,003,950	(31,763,768)	(12,114,411)
Net assets:
Beginning of period	399,014,183	388,010,233	545,481,318	557,595,729
End of period	$391,032,319	$399,014,183	$513,717,550	$545,481,318
Undistributed net investment income included
in net assets:
End of period	$820,761	$877,211	$1,389,451	$1,134,168

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$19,710,356	$41,255,236	$19,624,571	$42,244,114
Net realized gain (loss)	(3,710,599)	(14,785,773)	(4,045,634)	(16,777,437)
Net change in unrealized appreciation
(depreciation)	(22,773,711)	45,159,434	(22,390,465)	36,486,863
Net increase (decrease) in net assets
resulting from operations	(6,773,954)	71,628,897	(6,811,528)	61,953,540
Distributions to shareholders from:
Net investment income:
Class A	(15,577,469)	(34,110,046)	(14,832,383)	(32,866,256)
Class C	(2,429,579)	(5,374,381)	(3,170,102)	(7,258,125)
Advisor Class	(696,132)	(1,666,384)	(1,428,194)	(2,727,567)
Total distributions to shareholders	(18,703,180)	(41,150,811)	(19,430,679)	(42,851,948)
Capital share transactions: (Note 2)
Class A	(198,114)	(24,161,035)	(10,637,219)	(23,999,054)
Class C	(228,625)	(4,579,307)	(7,165,787)	(15,206,880)
Advisor Class	2,160,577	(6,369,090)	(675,741)	12,676,625
Total capital share transactions	1,733,838	(35,109,432)	(18,478,747)	(26,529,309)
Net increase (decrease) in
net assets	(23,743,296)	(4,631,346)	(44,720,954)	(7,427,717)
Net assets:
Beginning of period	1,094,136,463	1,098,767,809	1,136,657,130	1,144,084,847
End of period	$1,070,393,167	$1,094,136,463	$1,091,936,176	$1,136,657,130
Undistributed net investment income included
in net assets:
End of period	$2,358,082	$1,350,906	$2,215,000	$2,021,108

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Virginia
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$12,726,374	$26,775,787
Net realized gain (loss)	(2,084,705)	(5,961,144)
Net change in unrealized appreciation (depreciation)	(14,027,533)	20,365,068
Net increase (decrease) in net assets resulting from operations	(3,385,864)	41,179,711
Distributions to shareholders from:
Net investment income:
Class A	(10,137,611)	(21,253,195)
Class C	(1,757,332)	(3,725,588)
Advisor Class	(920,548)	(1,703,846)
Total distributions to shareholders	(12,815,491)	(26,682,629)
Capital share transactions: (Note 2)
Class A	(7,590,530)	(15,847,694)
Class C	(3,055,695)	(4,791,805)
Advisor Class	2,939,176	8,294,299
Total capital share transactions	(7,707,049)	(12,345,200)
Net increase (decrease) in net assets	(23,908,404)	2,151,882
Net assets:
Beginning of period	721,357,856	719,205,974
End of period	$697,449,452	$721,357,856
Undistributed net investment income included in net assets:
End of period	$1,182,244	$1,271,361

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A

Franklin Kentucky Tax-Free Income Fund

Class A & Class C

Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund

Class A, Class C & Advisor Class

Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ admin istrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Securities Purchased on a When-Issued Basis (continued)

the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2015, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At August 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	1,116,035	$12,749,234	3,120,703	$34,912,715
Shares issued in reinvestment of distributions	309,323	3,516,819	968,241	10,809,984
Shares redeemed	(1,220,909)	(13,921,248)	(5,033,336)	(56,249,179)
Net increase (decrease)	204,449	$2,344,805	(944,392)	$(10,526,480)
Year ended February 28, 2015
Shares sold	1,555,386	$17,828,561	4,897,989	$55,105,952
Shares issued in reinvestment of distributions	624,062	7,153,305	2,086,263	23,448,391
Shares redeemed	(2,313,836)	(26,433,077)	(10,031,247)	(112,470,825)
Net increase (decrease)	(134,388)	$(1,451,211)	(3,046,995)	$(33,916,482)
Class C Shares:
Six Months ended August 31, 2015
Shares sold	396,491	$4,567,626	582,860	$6,654,272
Shares issued in reinvestment of distributions	57,729	664,145	111,689	1,270,916
Shares redeemed	(296,432)	(3,416,493)	(743,630)	(8,461,805)
Net increase (decrease)	157,788	$1,815,278	(49,081)	$(536,617)
Year ended February 28, 2015
Shares sold	645,288	$7,468,024	847,630	$9,712,286
Shares issued in reinvestment of distributions	111,332	1,290,911	237,122	2,714,025
Shares redeemed	(603,238)	(6,979,166)	(1,333,540)	(15,209,008)
Net increase (decrease)	153,382	$1,779,769	(248,788)	$(2,782,697)

	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	2,432,826	$29,926,614	873,061	$9,930,163
Shares issued in reinvestment of distributions	512,509	6,297,055	249,455	2,828,765
Shares redeemed	(2,490,562)	(30,642,824)	(756,616)	(8,580,654)
Net increase (decrease)	454,773	$5,580,845	365,900	$4,178,274
Year ended February 28, 2015
Shares sold	4,004,416	$49,446,589	1,347,722	$15,403,270
Shares issued in reinvestment of distributions	1,008,052	12,419,439	498,909	5,689,694
Shares redeemed	(4,667,922)	(57,314,705)	(2,149,653)	(24,420,225)
Net increase (decrease)	344,546	$4,551,323	(303,022)	$(3,327,261)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin Georgia
	Tax-Free Income Fund
	Shares	Amount

Class C Shares:
Six Months ended August 31, 2015
Shares sold	631,270	$7,877,035
Shares issued in reinvestment of distributions	124,311	1,547,647
Shares redeemed	(706,720)	(8,808,250)
Net increase (decrease)	48,861	$616,432
Year ended February 28, 2015
Shares sold	1,434,622	$17,927,128
Shares issued in reinvestment of distributions	243,128	3,034,779
Shares redeemed	(1,161,285)	(14,447,392)
Net increase (decrease)	516,465	$6,514,515

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	1,544,876	$17,750,301	973,929	$11,075,480
Shares issued in reinvestment of distributions	510,179	5,844,136	500,657	5,666,097
Shares redeemed	(2,048,849)	(23,473,076)	(2,449,782)	(27,729,896)
Net increase (decrease)	6,206	$121,361	(975,196)	$(10,988,319)
Year ended February 28, 2015
Shares sold	3,305,372	$38,027,138	2,639,073	$30,148,183
Shares issued in reinvestment of distributions	1,035,233	11,900,412	1,050,737	12,022,849
Shares redeemed	(4,457,717)	(51,045,062)	(6,012,239)	(68,698,633)
Net increase (decrease)	(117,112)	$(1,117,512)	(2,322,429)	$(26,527,601)
Class C Shares:
Six Months ended August 31, 2015
Shares sold	398,028	$4,634,750	361,146	$4,180,918
Shares issued in reinvestment of distributions	88,184	1,024,441	132,718	1,528,924
Shares redeemed	(435,023)	(5,059,488)	(982,258)	(11,324,947)
Net increase (decrease)	51,189	$599,703	(488,394)	$(5,615,105)
Year ended February 28, 2015
Shares sold	668,780	$7,809,480	915,339	$10,646,198
Shares issued in reinvestment of distributions	180,088	2,099,281	282,935	3,293,638
Shares redeemed	(862,529)	(10,020,131)	(1,998,388)	(23,230,455)
Net increase (decrease)	(13,661)	$(111,370)	(800,114)	$(9,290,619)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold			374,476	$4,251,891
Shares issued in reinvestment of distributions			25,942	293,753
Shares redeemed			(309,829)	(3,501,684)
Net increase (decrease)			90,589	$1,043,960
Year ended February 28, 2015
Shares sold			995,802	$11,358,267
Shares issued in reinvestment of distributions			42,543	487,908
Shares redeemed			(474,464)	(5,419,739)
Net increase (decrease)			563,881	$6,426,436

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	3,297,410	$39,818,605	2,939,541	$35,287,397
Shares issued in reinvestment of distributions	1,160,480	13,955,155	1,053,567	12,610,831
Shares redeemed	(4,479,708)	(53,971,874)	(4,887,067)	(58,535,447)
Net increase (decrease)	(21,818)	$(198,114)	(893,959)	$(10,637,219)
Year ended February 28, 2015
Shares sold	6,679,086	$80,600,045	7,124,347	$86,232,285
Shares issued in reinvestment of distributions	2,510,483	30,299,534	2,299,010	27,826,838
Shares redeemed	(11,218,950)	(135,060,614)	(11,418,432)	(138,058,177)
Net increase (decrease)	(2,029,381)	$(24,161,035)	(1,995,075)	$(23,999,054)
Class C Shares:
Six Months ended August 31, 2015
Shares sold	832,659	$10,126,374	786,374	$9,584,293
Shares issued in reinvestment of distributions	180,442	2,189,689	220,491	2,677,752
Shares redeemed	(1,033,234)	(12,544,688)	(1,598,566)	(19,427,832)
Net increase (decrease)	(20,133)	$(228,625)	(591,701)	$(7,165,787)
Year ended February 28, 2015
Shares sold	1,632,857	$19,889,848	2,015,869	$24,780,166
Shares issued in reinvestment of distributions	392,394	4,777,921	496,658	6,095,475
Shares redeemed	(2,409,202)	(29,247,076)	(3,761,910)	(46,082,521)
Net increase (decrease)	(383,951)	$(4,579,307)	(1,249,383)	$(15,206,880)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	387,147	$4,665,737	847,343	$10,173,329
Shares issued in reinvestment of distributions	34,623	416,420	101,254	1,211,518
Shares redeemed	(242,468)	(2,921,580)	(1,008,828)	(12,060,588)
Net increase (decrease)	179,302	$2,160,577	(60,231)	$(675,741)
Year ended February 28, 2015
Shares sold	814,263	$9,831,556	2,224,762	$27,000,945
Shares issued in reinvestment of distributions	67,281	812,420	183,955	2,227,504
Shares redeemed	(1,407,964)	(17,013,066)	(1,367,733)	(16,551,824)
Net increase (decrease)	(526,420)	$(6,369,090)	1,040,984	$12,676,625

	Franklin Virginia
	Tax-Free Income Fund
	Shares	Amount
Class A Shares:
Six Months ended August 31, 2015
Shares sold	2,411,964	$27,770,660
Shares issued in reinvestment of distributions	758,258	8,704,737
Shares redeemed	(3,841,681)	(44,065,927)
Net increase (decrease)	(671,459)	$(7,590,530)
Year ended February 28, 2015
Shares sold	4,160,162	$48,394,291
Shares issued in reinvestment of distributions	1,548,857	17,997,897
Shares redeemed	(7,094,142)	(82,239,882)
Net increase (decrease)	(1,385,123)	$(15,847,694)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin Virginia
	Tax-Free Income Fund
	Shares	Amount
Class C Shares:
Six Months ended August 31, 2015
Shares sold	449,495	$5,258,387
Shares issued in reinvestment of distributions	133,141	1,551,565
Shares redeemed	(846,651)	(9,865,647)
Net increase (decrease)	(264,015)	$(3,055,695)
Year ended February 28, 2015
Shares sold	1,072,821	$12,641,284
Shares issued in reinvestment of distributions	276,486	3,259,630
Shares redeemed	(1,763,118)	(20,692,719)
Net increase (decrease)	(413,811)	$(4,791,805)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	634,903	$7,333,156
Shares issued in reinvestment of distributions	69,158	793,980
Shares redeemed	(452,752)	(5,187,960)
Net increase (decrease)	251,309	$2,939,176
Year ended February 28, 2015
Shares sold	1,065,698	$12,334,451
Shares issued in reinvestment of distributions	125,657	1,461,469
Shares redeemed	(473,519)	(5,501,621)
Net increase (decrease)	717,836	$8,294,299

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin	Franklin	Franklin	Franklin
		Alabama	Florida	Georgia	Kentucky
		Tax-Free	Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A		0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%	0.65%	—

	Franklin	Franklin	Franklin	Franklin	Franklin
	Louisiana	Maryland	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	0.65%	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$31,063	$74,192	$65,655
CDSC retained	$6,553	$11,512	$5,011

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3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements (continued)
	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$29,774	$61,854	$29,530
CDSC retained	$863	$1,656	$2,686

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$132,426	$87,956	$52,026
CDSC retained	$13,141	$9,355	$3,286

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Transfer agent fees	$18,543	$57,003	$39,600

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Transfer agent fees	$11,945	$25,703	$45,944

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Transfer agent fees	$82,052	$74,744	$61,204

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At February 28, 2015, capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$—	$—	$414,407
2017	—	—	2,923,290
Capital loss carryforwards not subject to expiration:
Short term	1,159,119	9,506,356	2,734,571
Long term	3,798,761	24,517,354	6,254,517
Total capital loss carryforwards	$4,957,880	$34,023,710	$12,326,785

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$107,105	$—	$—
2017	417,325	42,728	1,038,820
2018	—	782,096	205,848
Capital loss carryforwards not subject to expiration:
Short term	1,832,698	8,868,279	7,582,316
Long term	3,481,341	8,763,153	9,454,641
Total capital loss carryforwards	$5,838,469	$18,456,256	$18,281,625

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$384,082	$—	$—
2018	760,455	16,085	1,530,757
2019	835	—	—
Capital loss carryforwards not subject to expiration:
Short term	7,301,123	21,581,256	12,537,293
Long term	26,527,302	23,831,050	13,594,777
Total capital loss carryforwards	$34,973,797	$45,428,391	$27,662,827

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$264,217,724	$728,396,989	$498,992,540

Unrealized appreciation	$15,070,069	$64,524,511	$37,242,371
Unrealized depreciation	(8,786,993)	(29,321,601)	(13,887,451)
Net unrealized appreciation (depreciation)	$6,283,076	$35,202,910	$23,354,920

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4. Income Taxes (continued)
	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$153,375,937	$366,234,997	$504,401,607

Unrealized appreciation	$11,490,111	$26,765,715	$25,516,666
Unrealized depreciation	(3,321,277)	(9,283,535)	(21,642,505)
Net unrealized appreciation (depreciation)	$8,168,834	$17,482,180	$3,874,161

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$1,027,021,377	$1,031,999,145	$675,175,741

Unrealized appreciation	$65,188,778	$62,329,755	$41,926,968
Unrealized depreciation	(39,052,261)	(40,744,114)	(24,736,851)
Net unrealized appreciation (depreciation)	$26,136,517	$21,585,641	$17,190,117

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2015, were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia	Kentucky	Louisiana
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$12,683,469	$34,087,223	$15,874,638	$11,735,636	$16,371,571
Sales	$6,776,356	$32,879,283	$11,577,092	$8,666,250	$15,647,104

		Franklin	Franklin	Franklin	Franklin
		Maryland	Missouri	North Carolina	Virginia
		Tax-Free	Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund	Income Fund

Purchases		$35,969,274	$34,969,473	$41,964,732	$28,929,855
Sales		$50,220,863	$10,300,000	$46,071,520	$35,765,201

6. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2015, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	HFA	Housing Finance Authority/Agency
AMBAC	American Municipal Bond Assurance Corp.	HFAR	Housing Finance Authority Revenue
BAM	Build America Mutual Assurance Co.	IDA	Industrial Development Authority/Agency
BHAC	Berkshire Hathaway Assurance Corp.	IDAR	Industrial Development Authority Revenue
CDA	Community Development Authority/Agency	IDB	Industrial Development Bond/Board
CDR	Community Development Revenue	IDBR	Industrial Development Board Revenue
CIFG	CDC IXIS Financial Guaranty	MBS	Mortgage-Backed Security
COP	Certificate of Participation	MFHR	Multi-Family Housing Revenue
CRDA	Community Redevelopment Authority/Agency	MFR	Multi-Family Revenue
EDA	Economic Development Authority	NATL	National Public Financial Guarantee Corp.
EDC	Economic Development Corp.	PBA	Public Building Authority
ETM	Escrow to Maturity	PCFA	Pollution Control Financing Authority
FGIC	Financial Guaranty Insurance Co.	PCR	Pollution Control Revenue
FHA	Federal Housing Authority/Agency	PFAR	Public Financing Authority Revenue
FICO	Financing Corp.	RAN	Revenue Anticipation Note
GARB	General Airport Revenue Bonds	SFM	Single Family Mortgage
GNMA	Government National Mortgage Association	SFMR	Single Family Mortgage Revenue
GO	General Obligation	XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
August 31, 2015

Franklin Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and
Manager’s Discussion	5
Franklin Arizona
Tax-Free Income Fund	6
Franklin Colorado
Tax-Free Income Fund	12
Franklin Connecticut
Tax-Free Income Fund	18
Franklin Michigan
Tax-Free Income Fund	25
Franklin Minnesota
Tax-Free Income Fund	31
Franklin Ohio
Tax-Free Income Fund	37
Franklin Oregon
Tax-Free Income Fund	43
Franklin Pennsylvania
Tax-Free Income Fund	50
Financial Highlights and
Statements of Investments	57
Financial Statements	122
Notes to Financial Statements	130
Shareholder Information	141

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Semiannual Report

Municipal Bond Market Overview

During the six-month reporting period ended August 31, 2015, municipal bonds were lackluster but performed slightly better than the U.S. Treasury market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +0.31% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury index, had a -0.09% total return.1 Both markets experienced volatility primarily due to uncertainty regarding the timing and magnitude of an interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

In March, the Fed removed the word “patient” from its statement on interest rate policy, which signaled the financial markets that it could start raising the federal funds target rate as early as June. At the same time, Fed Chair Janet Yellen added, “Just because we removed the word ‘patient’ from the statement doesn’t mean we are going to be impatient.” The central bank indicated it would raise rates when it had reasonable confidence that inflation would reach its 2% target and the job market continued to improve. In June, the financial markets gained some ground when the Fed chose not to increase short-term rates and indicated, given current economic conditions, it expected any increases would be gradual. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions, and we would expect to see some volatility until the markets have more clarity surrounding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as inflows that had been healthy during 2014 and into March 2015 turned slightly negative for the rest of the period through August. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a -3.38% total return over the reporting period as measured by the Barclays Municipal High Yield Index.1 Overall new issuance for the period was strong with more than $229 billion in bonds coming to the market; however, overall net supply was offset by more than $237 billion in bonds either maturing or being called out of the market.2

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and Standard & Poor’s repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. legislature.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to a default by Puerto Rico’s Public Finance Corporation on the majority of its debt service payment that was due on August 3, 2015.

Shortly after the reporting period ended, Governor Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. In addition, Franklin Templeton has been a member of a creditors’ committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. Shortly after the reporting period ended, PREPA and the creditors’ committee agreed in principle to a debt restructuring plan that should reduce PREPA’s debt principal and provide some financial flexibility. The plan has some contingencies before it can take effect, but the agreement provided a positive signal to the market that issuers and bond-holders can reach a mutually acceptable agreement.

1. Source: Morningstar.
2. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 3

MUNICIPAL BOND MARKET OVERVIEW

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

Franklin Arizona Tax-Free Income Fund

This semiannual report for Franklin Arizona Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	7.70%
AA	51.01%
A	19.38%
BBB	5.42%
Below Investment Grade	0.91%
Refunded	12.51%
Not Rated	3.07%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.22 on February 28, 2015, to $10.92 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.93 cents per share for the same period.2 The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.72% based on an annualization of the 3.53 cent per share August dividend and the maximum offering price of $11.40 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Arizona personal income tax bracket of 46.14% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.91% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.38	2.83	3.47
April	3.48	2.93	3.57
May	3.48	2.93	3.57
June	3.53	3.03	3.62
July	3.53	3.03	3.62
August	3.53	3.03	3.62
Total	20.93	17.78	21.47

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Arizona’s economy continued to improve during the six months under review. The state’s financial activities sector and education and health services sector added jobs. In contrast, the government sector and professional and business services sector declined during the period under review. Arizona’s unemployment rate decreased from 6.5% in February to 6.3% at period-end but continued to remain higher than the 5.1% national rate.3 In the state’s housing market, which was

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 60.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
Utilities	21.0%
Tax-Supported	15.8%
Refunded**	13.6%
Hospital & Health Care	13.4%
Higher Education	12.7%
Subject to Government Appropriations	7.9%
Transportation	7.7%
Housing	3.0%
Other Revenue	2.7%
General Obligation	2.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

significantly affected by the last recession, home prices and construction activity rose, and foreclosure rates were below the national average.

The state concluded fiscal year 2015 on June 30 with a budget surplus, which exceeded expectations and was attributed in part to revenue growth. Arizona experienced an increase in individual capital gains tax receipts and corporate collections, as well as modest increases in core sales and withholding revenues. Better-than-expected fiscal year 2015 results led to a bigger fiscal year 2016 beginning balance that improved the projected 2016 ending balance. The state maintained near structural balance with its enacted budget for fiscal year 2016, with spending increases primarily aimed at education, expansion of the Medicaid program, and programs for the developmentally disabled.

Arizona does not issue general obligation bonds but instead issues appropriation-backed lease debt and revenue bonds. The state had moderate debt levels, with net tax-supported debt of $846 per capita and 2.3% of personal income, compared with the national medians of $1,012 and 2.5%.4 In May, independent credit rating agency Standard & Poor’s (S&P) upgraded Arizona’s issuer credit rating to AA from AA- with a stable outlook.5 The rating reflected S&P’s view of Arizona’s diverse economy, continued strong population growth and adequate income levels, as well as a turnaround in the housing market. S&P further cited Arizona’s strong financial position, anticipated structural balance in fiscal year 2015, low other postemployment benefits and moderate debt burden. In contrast, S&P viewed as offsetting factors the state’s historically cyclical finances, restricted operational flexibility and recent litigation that may resume inflation funding for local schools.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.

5. This does not indicate S&P’s rating of the Fund.

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Semiannual Report 7

FRANKLIN ARIZONA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FTAZX)	$10.92	$11.22	-$	0.30
C (FAZIX)	$11.09	$11.39	-$	0.30
Advisor (FAZZX)	$10.95	$11.25	-$	0.30

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2093
C	$0.1778
Advisor	$0.2147

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.62%
6-Month	-0.81%	-5.05%
1-Year	+2.10%	-2.21%	-1.68%
5-Year	+20.40%	+2.89%	+2.98%
10-Year	+48.82%	+3.60%	+3.75%
C					1.17%
6-Month	-1.08%	-2.05%
1-Year	+1.59%	+0.60%	+1.06%
5-Year	+17.16%	+3.22%	+3.28%
10-Year	+40.95%	+3.49%	+3.64%
Advisor[6]					0.52%
6-Month	-0.76%	-0.76%
1-Year	+2.29%	+2.29%	+2.76%
5-Year	+21.06%	+3.90%	+3.96%
10-Year	+50.20%	+4.15%	+4.29%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.72%	6.91%	2.07%		3.84%
C	3.28%	6.09%	1.60%		2.97%
Advisor	3.97%	7.37%	2.26%		4.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 9

FRANKLIN ARIZONA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +40.07%
and +4.81%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Arizona personal income tax rate of 46.14%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$991.90	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$3.15
C
Actual	$1,000	$989.20	$5.85
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.94
Advisor
Actual	$1,000	$992.40	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.52	$2.64

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 11

Franklin Colorado Tax-Free Income Fund

This semiannual report for Franklin Colorado Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AA	55.58%
A	17.62%
BBB	11.00%
Below Investment Grade	3.23%
Refunded	12.57%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.13 on February 28, 2015, to $11.81 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 22.77 cents per share for the same period.2 The Performance Summary beginning on page 14 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.71% based on an annualization of the 3.81 cent per share August dividend and the maximum offering price of $12.33 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Colorado personal income tax bracket of 46.20% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.90% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.78	3.19	3.88
April	3.78	3.19	3.88
May	3.78	3.19	3.88
June	3.81	3.26	3.91
July	3.81	3.26	3.91
August	3.81	3.26	3.91
Total	22.77	19.35	23.37

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Colorado’s economy grew faster than that of many states during the six months under review. The Denver metropolitan area continued to serve as a center for the Mountain West region as it benefited from moderate housing costs and the state’s ability to attract emerging industries, such as technology, telecommunications and renewable energy. Colorado’s outdoor lifestyle remained a key attraction to new residents, benefiting leisure and hospitality companies and the real estate market. The state experienced employment growth in the education and health services, leisure and hospitality, and government sectors. In contrast, professional and business services declined. Colorado

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 67.

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FRANKLIN COLORADO TAX-FREE INCOME FUND

ended the period with a 4.2% unemployment rate, which was lower than the 5.1% national rate.3

The state’s stronger-than-projected revenue growth has led to higher-than-budgeted general fund ending balances since the last recession. Colorado ended fiscal year 2015 on June 30 with a significant general fund balance. However, the state kept part of the balance in the general fund to help offset a projected decline in the fiscal year 2016 fund balance resulting from tax refunds mandated by the state’s taxpayer bill of rights (TABOR), which requires rebates of tax revenues above a certain level. Highlights of the enacted fiscal year 2016 budget also included increased primary and secondary education funding, improved scholarship availability and limited tuition increases for higher education, and funding support for infrastructure, transportation and child welfare. An updated forecast indicated that following a projected TABOR refund, the enacted fiscal year 2016 budget would have a healthy general fund ending balance.

Colorado’s constitution prohibits the state from issuing general obligation bonds, but the state has issued appropriation-backed debt and specific transportation revenue-backed debt. The state’s debt levels were lower than those of most states, with net tax-supported debt at $478 per capita and 1.0% of personal income, compared with the $1,012 and 2.5% national medians.4 Independent credit rating agency Moody’s Investors Service affirmed its Colorado issuer credit rating of Aa1 with a stable outlook.5 The rating and outlook reflected Moody’s view of the state’s economic performance, above-average per-capita income and relatively low debt levels. According to Moody’s, challenges included narrow reserves, above-average pension liabilities, and constitutional restrictions and voter initiatives that hinder budget flexibility.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Hospital & Health Care	18.8%
Refunded**	16.0%
Utilities	15.7%
Tax-Supported	14.4%
Subject to Government Appropriations	13.5%
Higher Education	10.6%
Other Revenue	4.9%
Transportation	3.1%
General Obligation	3.0%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate Moody’s rating of the Fund.

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franklintempleton.com Semiannual Report 13

FRANKLIN COLORADO TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRCOX)	$11.81	$12.13	-$	0.32
C (FCOIX)	$11.94	$12.26	-$	0.32
Advisor (FCOZX)	$11.81	$12.13	-$	0.32

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2277
C	$0.1935
Advisor	$0.2337

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FRANKLIN COLORADO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.65%
6-Month	-0.76%	-4.99%
1-Year	+2.44%	-1.90%	-1.49%
5-Year	+20.15%	+2.85%	+2.95%
10-Year	+48.08%	+3.55%	+3.70%
C					1.20%
6-Month	-1.04%	-2.01%
1-Year	+1.84%	+0.86%	+1.36%
5-Year	+16.88%	+3.17%	+3.29%
10-Year	+40.26%	+3.44%	+3.58%
Advisor[6]					0.55%
6-Month	-0.71%	-0.71%
1-Year	+2.54%	+2.54%	+3.06%
5-Year	+20.76%	+3.84%	+3.96%
10-Year	+48.99%	+4.07%	+4.21%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.71%	6.90%	2.00%		3.72%
C	3.28%	6.10%	1.55%		2.88%
Advisor	3.97%	7.38%	2.19%		4.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 15

FRANKLIN COLORADO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+35.94% and +5.14%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Colorado personal income tax rate of 46.20%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN COLORADO TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$992.40	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$3.25
C
Actual	$1,000	$989.60	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$6.04
Advisor
Actual	$1,000	$992.90	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.42	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 17

Franklin Connecticut Tax-Free Income Fund

This semiannual report for Franklin Connecticut Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	13.25%
AA	44.36%
A	23.30%
BBB	2.51%
Below Investment Grade	2.34%
Refunded	13.74%
Not Rated	0.50%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.86 on February 28, 2015, to $10.54 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 19.70 cents per share for the same period.2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.48% based on an annualization of the 3.19 cent per share August dividend and the maximum offering price of $11.01 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Connecticut personal income tax bracket of 47.45% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.62% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.37	2.86	3.48
April	3.37	2.86	3.48
May	3.27	2.76	3.38
June	3.27	2.80	3.35
July	3.23	2.76	3.31
August	3.19	2.72	3.27
Total	19.70	16.76	20.27

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Connecticut’s economy continued to improve during the six months under review. The state remained the nation’s wealthiest, as measured by per-capita income. The housing market was mixed, with higher sales volume countered by home price declines. Connecticut’s unemployment rate fell from 6.4% in February to 5.3% at period-end but remained higher than

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 74.

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franklintempleton.com

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

the 5.1% national rate.3 Nearly all sectors contributed to job growth, notably trade, transportation and utilities; education and health services; and manufacturing.

The state budget office estimated that weaker-than-projected revenue growth would cause the state to close fiscal year 2015 (ended June 30) with a deficit, which the state would eliminate with a transfer from the budget reserve fund. The lower-than-expected general fund revenue resulted largely from a downward revision in income tax collections. However, corporate tax revenue was projected to significantly exceed the initial budget estimate, in part due to an initiative to settle outstanding corporate tax issues. Connecticut’s enacted fiscal 2016–2017 biennial budget closed a sizable gap stemming from higher Medicaid expenses, rising employee wages and fringe benefits, and higher retirement costs by using mostly recurring measures. These measures included raising the personal income tax rate for the state’s top earners and extending the hospital provider tax and the corporate tax surcharge. Additionally, the budget addressed the state’s transportation needs and made statutory changes to increase reserve levels in future years.

Connecticut’s debt levels remained among the nation’s highest, with net tax-supported debt at 9.0% of personal income and $5,491 per capita, compared with the 2.5% and $1,012 national medians.4 The state’s debt included financing for schools and other municipal projects that are funded at the local level in most states. Independent credit rating agency Standard & Poor’s (S&P) rated the state’s general obligation debt AA with a negative outlook.5 The rating reflected S&P’s view of the state’s diverse economy, high wealth and income levels, flexibility to adjust revenues and expenditures to manage budget volatility, active monitoring of revenues and expenditures to identify and resolve mid-fiscal year budget gaps, and adequate operating liquidity. In S&P’s view, these strengths were countered by cyclical budget performance that had led the state to issue bonds to help finance operations during recessionary periods, with some bonds outstanding from the last recession. Additionally, S&P expected the state’s significant fixed-cost pressure to remain high for the foreseeable future, due to high debt levels and large, unfunded pension and postemployment liabilities. The negative outlook reflected S&P’s view of budget pressure resulting from weak revenue growth.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Higher Education	30.7%
Hospital & Health Care	18.1%
Refunded**	16.8%
Utilities	13.5%
General Obligation	8.2%
Other Revenue	4.6%
Transportation	3.4%
Tax-Supported	2.5%
Housing	2.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.

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Semiannual Report 19

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FXCTX)	$10.54	$10.86	-$	0.32
C (FCTIX)	$10.61	$10.93	-$	0.32
Advisor (FCNZX)	$10.53	$10.85	-$	0.32

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.1970
C	$0.1676
Advisor	$0.2027

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Semiannual Report 21

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.68%
6-Month	-1.14%	-5.32%
1-Year	+0.23%	-3.99%	-3.46%
5-Year	+13.76%	+1.72%	+1.81%
10-Year	+40.39%	+3.00%	+3.15%
C					1.23%
6-Month	-1.40%	-2.37%
1-Year	-0.32%	-1.29%	-0.83%
5-Year	+10.59%	+2.03%	+2.12%
10-Year	+32.87%	+2.88%	+3.02%
Advisor[6]					0.58%
6-Month	-1.09%	-1.09%
1-Year	+0.34%	+0.34%	+0.90%
5-Year	+14.24%	+2.70%	+2.80%
10-Year	+41.14%	+3.51%	+3.65%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.48%	6.62%	2.02%		3.84%
C	3.08%	5.86%	1.56%		2.97%
Advisor	3.73%	7.10%	2.21%		4.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+28.43% and +4.17%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Connecticut personal income tax rate of 47.45%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 23

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$988.60	$3.40
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.46
C
Actual	$1,000	$986.00	$6.14
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.24
Advisor
Actual	$1,000	$989.10	$2.90
Hypothetical (5% return before expenses)	$1,000	$1,022.22	$2.95

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.68%; C: 1.23%; and Advisor: 0.58%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin Michigan Tax-Free Income Fund

This semiannual report for Franklin Michigan Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	2.83%
AA	78.93%
A	8.24%
Below Investment Grade	2.85%
Refunded	7.15%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.02 on February 28, 2015, to $11.67 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.45 cents per share for the same period.2 The Performance Summary beginning on page 27 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.29% based on an annualization of the 3.34 cent per share August dividend and the maximum offering price of $12.19 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Michigan personal income tax bracket of 45.97% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.09% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.55	3.00	3.69
April	3.44	2.89	3.58
May	3.44	2.89	3.58
June	3.34	2.82	3.43
July	3.34	2.82	3.43
August	3.34	2.82	3.43
Total	20.45	17.24	21.14

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Michigan’s economy grew for most of the six months under review. Although the state’s economy was diversified, the manufacturing sector still served as a major employment source. During the period, the light vehicle segment rebounded and the domestic auto industry stabilized. Most job sectors recorded gains during the period, particularly financial activities, leisure and hospitality, and professional and business services. In contrast, the construction and government sectors declined. Michigan’s unemployment rate fell from 5.9% in February to

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 80.

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Semiannual Report 25

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

5.1% at period-end, matching the national rate.3 The housing market recovery was mixed as home prices rose slightly and new construction activity increased, while foreclosure rates rose and remained high.

Through May 2015, Michigan’s year-to-date general fund-general purpose (GF/GP) and school aid funding (SAF) revenues were up and the state anticipated a higher-than-projected fiscal year 2015 budget surplus. Revenue estimates were revised upward in May, after the January consensus forecast had lowered revenues and prompted corrective action to return to forecast balance. Actions included shifting community college spending to the SAF from GF/GP and a range of spending cuts. In the fiscal year 2016 budget, the state prioritized budget stabilization fund deposits and the other postemployment benefits trust fund. The state maintained structural balance with its enacted 2016 budget, which included a modest increase in total spending, with a sizable portion directed toward education and health and human services.

Michigan maintained relatively low debt levels, with net tax-supported debt at $758 per capita and 1.9% of personal income, compared with the national medians of $1,012 and 2.5%.4 Independent credit rating agency Moody’s Investors Service upgraded Michigan’s general obligation rating from Aa2 to Aa1 with a stable outlook.5 The rating reflected Moody’s view of the improvement in the state’s financial position, a robust growth rate in the economy, and moderate debt and pension burdens. The rating also reflected Moody’s expectation that the state would continue to oversee local government distress with manageable direct state financial exposure.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Michigan Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Portfolio Breakdown
8/31/15
% of Total
Investments*
General Obligation	29.7%
Hospital & Health Care	15.7%
Higher Education	14.8%
Utilities	14.7%
Refunded**	10.3%
Subject to Government Appropriations	9.6%
Tax-Supported	2.9%
Transportation	2.1%
Housing	0.2%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate Moody’s rating of the Fund.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FTTMX)	$11.67	$12.02	-$	0.35
C (FRMTX)	$11.84	$12.20	-$	0.36
Advisor (FMTFX)	$11.70	$12.06	-$	0.36

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2045
C	$0.1724
Advisor	$0.2114

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.65%
6-Month	-1.22%	-5.39%
1-Year	+0.74%	-3.52%	-2.81%
5-Year	+15.69%	+2.07%	+2.20%
10-Year	+41.96%	+3.12%	+3.25%
C					1.20%
6-Month	-1.54%	-2.51%
1-Year	+0.19%	-0.79%	-0.06%
5-Year	+12.63%	+2.41%	+2.54%
10-Year	+34.40%	+3.00%	+3.14%
Advisor[6]					0.55%
6-Month	-1.24%	-1.24%
1-Year	+0.85%	+0.85%	+1.52%
5-Year	+16.33%	+3.07%	+3.20%
10-Year	+43.27%	+3.66%	+3.80%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.29%	6.09%	2.10%		3.89%
C	2.86%	5.29%	1.66%		3.07%
Advisor	3.52%	6.51%	2.30%		4.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.29%
and +3.87%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Michigan personal income tax rate of 45.97%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$987.80	$3.20
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$3.25
C
Actual	$1,000	$984.60	$5.94
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$6.04
Advisor
Actual	$1,000	$987.60	$2.70
Hypothetical (5% return before expenses)	$1,000	$1,022.42	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin Minnesota Tax-Free Income Fund

This semiannual report for Franklin Minnesota Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	11.68%
AA	69.39%
A	14.92%
Refunded	4.01%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.69 on February 28, 2015, to $12.53 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 19.98 cents per share for the same period.2 The Performance Summary beginning on page 33 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.05% based on an annualization of the 3.33 cent per share August dividend and the maximum offering price of $13.09 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Minnesota personal income tax bracket of 49.35% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.02% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.33	2.72	3.43
April	3.33	2.72	3.43
May	3.33	2.72	3.43
June	3.33	2.76	3.43
July	3.33	2.76	3.43
August	3.33	2.76	3.43
Total	19.98	16.44	20.58

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Minnesota’s broad-based economy continued to expand during the six months under review. The state’s unemployment rate rose from 3.7% in February to 4.0% at period-end, though it remained significantly lower than the 5.1% national average.3 Most sectors experienced job growth, including education and health services; trade, transportation and utilities; and financial activities. In contrast, government and manufacturing lost jobs during the six-month period. The housing market experienced a slight uptick in home prices and building permits rose.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 88.

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Semiannual Report 31

FRANKLIN MINNESOTA TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/15
% of Total
Investments*
General Obligation	30.7%
Hospital & Health Care	19.7%
Utilities	16.3%
Higher Education	6.8%
Tax-Supported	6.0%
Subject to Government Appropriations	5.9%
Refunded**	5.8%
Transportation	4.6%
Housing	3.4%
Other Revenue	0.8%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

The state outperformed its February 2015 economic and revenue forecasts for fiscal year 2015 (ended June 30), largely due to higher-than-expected individual and corporate income tax receipts. Minnesota projected a surplus in the 2015–2016 biennial budget, driven by higher revenues and lower spending. The enacted budget for the 2016–2017 biennium included an increase in spending from the February forecast and left Minnesota’s moderate reserve intact. The state maintained structural balance with its enacted fiscal year 2016 budget, which included a modest increase in total spending, primarily in education, health and human services, transportation and public safety.

Minnesota’s net tax-supported debt was 3.2% of personal income and $1,538 per capita, compared with the national medians of 2.5% and $1,012.4 Independent credit rating agency Moody’s Investors Service maintained Minnesota’s Aa1 general obligation debt rating with a stable outlook, which reflected Moody’s view of the state’s diverse and stable economy, strong revenue growth, replenishment of budget reserves, structural budget balance and sound management practices.5 However, Moody’s cited a history of budgetary gridlock that has led to structural budget imbalance. The stable outlook reflected Moody’s expectation that the state’s economy could outperform the nation’s over the long term.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

Thank you for your continued participation in Franklin Minnesota Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15. 5. This does not indicate Moody’s rating of the Fund.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FMINX)	$12.53	$12.69	-$	0.16
C (FMNIX)	$12.66	$12.82	-$	0.16
Advisor (FMNZX)	$12.54	$12.70	-$	0.16

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.1998
C	$0.1644
Advisor	$0.2058

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Semiannual Report 33

FRANKLIN MINNESOTA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.65%
6-Month	+0.32%	-3.92%
1-Year	+2.16%	-2.17%	-1.56%
5-Year	+18.26%	+2.51%	+2.65%
10-Year	+48.30%	+3.57%	+3.70%
C					1.20%
6-Month	+0.04%	-0.95%
1-Year	+1.66%	+0.67%	+1.22%
5-Year	+15.06%	+2.85%	+2.95%
10-Year	+40.37%	+3.45%	+3.58%
Advisor[6]					0.55%
6-Month	+0.37%	+0.37%
1-Year	+2.26%	+2.26%	+2.91%
5-Year	+18.84%	+3.51%	+3.64%
10-Year	+49.30%	+4.09%	+4.23%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.05%	6.02%	1.28%		2.53%
C	2.62%	5.17%	0.79%		1.56%
Advisor	3.28%	6.48%	1.44%		2.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.10%
and +4.49%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Minnesota personal income tax rate of 49.35%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 35

FRANKLIN MINNESOTA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$1,003.20	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$3.25
C
Actual	$1,000	$1,000.40	$5.98
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$6.04
Advisor
Actual	$1,000	$1,003.70	$2.72
Hypothetical (5% return before expenses)	$1,000	$1,022.42	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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36 Semiannual Report

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Franklin Ohio Tax-Free Income Fund

This semiannual report for Franklin Ohio Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	5.96%
AA	67.99%
A	12.14%
BBB	1.13%
Refunded	12.78%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.91 on February 28, 2015, to $12.73 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 22.60 cents per share for the same period.2 The Performance Summary beginning on page 39 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.38% based on an annualization of the 3.75 cent per share August dividend and the maximum offering price of $13.30 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Ohio personal income tax bracket of 46.62% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.33% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.80	3.19	3.91
April	3.80	3.19	3.91
May	3.75	3.14	3.86
June	3.75	3.16	3.85
July	3.75	3.16	3.85
August	3.75	3.16	3.85
Total	22.60	19.00	23.23

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Ohio’s economy continued to grow during the six months under review. New automobile sales rose slightly, while retail sales were relatively flat. The real estate market also contributed to economic growth, as home sales and prices rose, and residential and nonresidential building activity strengthened. However, lower oil and natural gas prices exacerbated the decline in drilling activity. Most sectors added jobs, notably the state’s largest sectors: trade, transportation and utilities;

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 97.

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Semiannual Report 37

FRANKLIN OHIO TAX-FREE INCOME FUND

education and health services; and government. Manufacturing continued to add jobs as the sector benefited from automobile and aerospace demand domestically and internationally. In contrast, leisure and hospitality declined during the six-month period. Ohio’s unemployment rate ended the period at 4.7%, its lowest level since October 2001, which was lower than the 5.1% national average.3

The state ended fiscal year 2015 on June 30 with a higher-than-estimated general fund balance, resulting from lower-than-expected Medicaid spending and higher-than-projected revenues driven by strong personal income and sales tax revenue growth. Ohio’s enacted 2016–2017 biennial budget was structurally balanced with minimal reliance on nonrecurring revenue sources, according to independent credit rating agency Standard & Poor’s (S&P). As part of the state’s efforts to be more competitive in attracting jobs and investments and to help small businesses, the enacted budget continued to implement significant tax reforms that included small-business tax relief and personal income tax reduction. Partially offsetting these tax reductions were a cigarette tax increase and certain retirement income tax credit restrictions. The enacted budget also increased education and Medicaid funding. Although the state budgeted a modest drawdown in general fund revenue, the projected total general fund revenue balance for the 2016–2017 biennium would exceed Ohio’s statutory requirement.

Ohio’s net tax-supported debt was $1,109 per capita and 2.7% of personal income, compared with the national medians of $1,012 and 2.5%.4 S&P affirmed Ohio’s AA+ general obligation debt rating with a stable outlook.5 The rating reflected S&P’s view of the state’s history of proactive financial and budget management, commitment to funding budget reserves, improved revenue and budget performance, broad and diversified economy, moderate debt levels, significant pension reform changes, and progress in funding other postemployment benefits. The outlook reflected S&P’s assessment of Ohio’s improved structural budget alignment, amid steady economic growth that has led to higher revenues and contributions to the budget stabilization fund.

Portfolio Breakdown
8/31/15
% of Total
Investments*
General Obligation	32.5%
Refunded**	15.8%
Hospital & Health Care	15.1%
Higher Education	13.0%
Utilities	9.0%
Tax-Supported	4.9%
Other Revenue	4.4%
Transportation	4.1%
Subject to Government Appropriations	0.8%
Housing	0.4%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

Thank you for your continued participation in Franklin Ohio Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN OHIO TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FTOIX)	$12.73	$12.91	-$	0.18
C (FOITX)	$12.89	$13.07	-$	0.18
Advisor (FROZX)	$12.74	$12.92	-$	0.18

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2260
C	$0.1900
Advisor	$0.2323

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Semiannual Report 39

FRANKLIN OHIO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.63%
6-Month	+0.36%	-3.88%
1-Year	+3.57%	-0.87%	-0.44%
5-Year	+20.37%	+2.88%	+2.98%
10-Year	+48.97%	+3.62%	+3.75%
C					1.18%
6-Month	+0.08%	-0.90%
1-Year	+2.95%	+1.95%	+2.40%
5-Year	+17.14%	+3.21%	+3.32%
10-Year	+40.99%	+3.49%	+3.63%
Advisor[6]					0.53%
6-Month	+0.41%	+0.41%
1-Year	+3.67%	+3.67%	+4.04%
5-Year	+21.06%	+3.90%	+4.00%
10-Year	+50.14%	+4.15%	+4.28%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.38%	6.33%	1.73%		3.24%
C	2.94%	5.51%	1.27%		2.38%
Advisor	3.63%	6.80%	1.91%		3.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN OHIO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +38.27%
and +4.63%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Ohio personal income tax rate of
46.62%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 41

FRANKLIN OHIO TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$1,003.60	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
C
Actual	$1,000	$1,000.80	$5.93
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.99
Advisor
Actual	$1,000	$1,004.10	$2.67
Hypothetical (5% return before expenses)	$1,000	$1,022.47	$2.69

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin Oregon Tax-Free Income Fund

This semiannual report for Franklin Oregon Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	14.56%
AA	54.84%
A	14.96%
BBB	4.47%
Below Investment Grade	1.69%
Refunded	9.48%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.02 on February 28, 2015, to $11.75 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 21.81 cents per share for the same period.2 The Performance Summary beginning on page 46 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.48% based on an annualization of the 3.56 cent per share August dividend and the maximum offering price of $12.27 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Oregon personal income tax bracket of 49.38% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.87% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.71	3.13	3.81
April	3.71	3.13	3.81
May	3.61	3.03	3.71
June	3.61	3.07	3.70
July	3.61	3.07	3.70
August	3.56	3.02	3.65
Total	21.81	18.45	22.38

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Oregon’s economy continued to expand during the six months under review. New business filings continued to increase, and companies already operating in the state invested in research and development. Home prices rose at a faster rate than the nation’s amid low inventory and relatively flat new housing permit issuance. The state added jobs in nearly all sectors, notably its largest private sectors — trade, transportation and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 107.

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FRANKLIN OREGON TAX-FREE INCOME FUND

utilities; education and health services; and professional and business services. Oregon’s unemployment rate was 6.1% at period-end, which was higher than the 5.1% national rate.3 Oregon’s economy is more export oriented than the economies of many other states. Thus, the state projected that despite a strong recovery, economic expansion could be affected by moderating Asian economies and declining trade.

The state’s general revenue growth rate slowed near the end of fiscal year 2015 (ended June 30), as personal income tax collections diminished. Despite a lower general fund ending balance for the 2013–2015 biennium, the reduced resources for the 2015–2017 biennial budget were largely offset by a potentially lower tax credit owed to taxpayers in 2016. Oregon is constitutionally required to refund personal income tax collections in excess of 2% over the budget forecast. Tax collections recovered at the start of fiscal year 2016. However, the state’s recent forecast noted that stock market volatility could potentially affect revenues, as the state’s budget depends significantly on personal income tax collections associated with capital gains. The enacted 2015–2017 biennial budget included a rainy day fund deposit at the end of the biennium contingent on a sufficient ending balance.

Oregon’s net tax-supported debt was 4.1% of personal income and $1,636 per capita, compared with the national medians of 2.5% and $1,012.4 Independent credit rating agency Standard & Poor’s (S&P) rated Oregon’s general obligation debt AA+ with a stable outlook.5 The rating reflected S&P’s assessment of the state’s willingness to adjust revenue and spending to correct structural imbalances that arise, mechanisms to build up rainy day funds, strong budget reserve levels, strong financial policies and well above-average pension funded ratio. However, S&P cited as challenges the state supreme court’s decision overturning Oregon’s significant 2013 pension reform legislation, potentially increasing the state’s long-term pension liability, and an active citizen initiative process that can hinder budgetary flexibility, particularly the constitutional requirement to provide income tax rebates if certain criteria are met. The stable outlook reflected S&P’s view that the state’s finances were positioned to remain strong.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Refunded**	24.9%
General Obligation	24.2%
Hospital & Health Care	17.0%
Utilities	11.2%
Higher Education	9.0%
Transportation	3.8%
Other Revenue	3.6%
Tax-Supported	3.3%
Housing	1.8%
Subject to Government Appropriations	1.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN OREGON TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN OREGON TAX-FREE INCOME FUND

Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRORX)	$11.75	$12.02	-$	0.27
C (FORIX)	$11.92	$12.19	-$	0.27
Advisor (FOFZX)	$11.76	$12.03	-$	0.27

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2181
C	$0.1845
Advisor	$0.2238

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PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.63%
6-Month	-0.43%	-4.63%
1-Year	+2.39%	-1.97%	-1.65%
5-Year	+16.68%	+2.25%	+2.37%
10-Year	+46.25%	+3.43%	+3.57%
C					1.18%
6-Month	-0.70%	-1.68%
1-Year	+1.79%	+0.80%	+1.21%
5-Year	+13.57%	+2.58%	+2.69%
10-Year	+38.51%	+3.31%	+3.46%
Advisor[6]					0.53%
6-Month	-0.38%	-0.38%
1-Year	+2.49%	+2.49%	+2.82%
5-Year	+17.34%	+3.25%	+3.36%
10-Year	+47.24%	+3.94%	+4.10%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.48%	6.87%	1.91%		3.77%
C	3.04%	6.01%	1.46%		2.88%
Advisor	3.72%	7.35%	2.10%		4.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 47

FRANKLIN OREGON TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+31.46% and +4.56%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Oregon personal income tax rate of 49.38%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$995.70	$3.16
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
C
Actual	$1,000	$993.00	$5.91
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.99
Advisor
Actual	$1,000	$996.20	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.47	$2.69

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 49

Franklin Pennsylvania Tax-Free Income Fund

This semiannual report for Franklin Pennsylvania Tax-Free Income Fund covers the period ended August 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/15

% of Total
Ratings	Investments
AAA	0.09%
AA	51.98%
A	28.58%
BBB	6.99%
Below Investment Grade	3.03%
Refunded	9.33%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.51 on February 28, 2015, to $10.22 on August 31, 2015. The Fund’s Class A shares paid dividends totaling 20.52 cents per share for the same period.2 The Performance Summary beginning on page 53 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.71% based on an annualization of the 3.30 cent per share August dividend and the maximum offering price of $10.67 on August 31, 2015. An investor in the 2015 maximum combined effective federal and Pennsylvania personal income tax bracket of 45.25% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.78% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/15–8/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.50	3.00	3.60
April	3.50	3.00	3.60
May	3.50	3.00	3.60
June	3.40	2.93	3.48
July	3.32	2.85	3.40
August	3.30	2.83	3.38
Total	20.52	17.61	21.06

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

Pennsylvania’s relatively diverse economy continued to recover during the six months under review. Per-capita personal income has historically been in line with the nation’s. However, slow population growth in recent years led to subdued employment growth and hampered economic expansion. Many sectors contributed to employment growth, notably education and health services, construction and government. In contrast, leisure and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 116.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

hospitality, manufacturing and other services declined during the six-month period. Pennsylvania’s unemployment rate was 5.4% at period-end, which was higher than the 5.1% national rate.3

The commonwealth’s enacted budget for fiscal year 2015 (ended June 30) was structurally imbalanced, as the commonwealth relied heavily on nonrecurring revenues to fund recurring expenses. In March, the newly elected governor, Tom Wolf, proposed a fiscal year 2016 budget that sought to improve structural balance by including significant tax increases to close a sizable gap. The budget proposal also included funding for property tax relief, a large education spending increase to compensate for years of budget cuts, and a plan to issue pension obligation bonds to reduce pension liabilities. However, the governor and the opposing-party-controlled legislature disagreed on taxes and spending, causing Pennsylvania to begin fiscal year 2016 without a budget. Independent credit rating agency Moody’s Investors Service noted that Pennsylvania will continue to pay its appropriation debt during the budget impasse. In Moody’s view, Pennsylvania’s history of late budgets has led the commonwealth to have well-developed procedures to meet its obligations and keep the government operating. Regardless of a budget, the commonwealth’s general obligation bonds were constitutionally authorized to be paid.

Pennsylvania’s net tax-supported debt was 2.4% of personal income and $1,117 per capita, compared with the 2.5% and $1,012 national medians.4 Moody’s rated the commonwealth’s general obligation bonds Aa3 with a stable outlook.5 The rating reflected Moody’s view of the commonwealth’s broad and relatively stable economy and strong executive authority to adjust appropriations in the middle of the fiscal year. In Moody’s view, Pennsylvania’s history of late budget enactments reflected poorly on governance and contributed to the commonwealth’s below-average credit rating compared with other states. Additionally, Moody’s cited as challenges Pennsylvania’s large, growing structural imbalance; high combined debt driven largely by growing unfunded pension liabilities; and demographic trends that could limit long-term economic growth. The stable outlook reflected Moody’s assessment that the commonwealth’s diverse economy has stabilized but will grow more slowly than the national average.

Portfolio Breakdown
8/31/15
% of Total
Investments*
Higher Education	26.8%
Hospital & Health Care	17.4%
General Obligation	16.3%
Utilities	14.3%
Refunded**	9.4%
Transportation	6.4%
Housing	3.5%
Subject to Government Appropriations	2.4%
Tax-Supported	2.3%
Other Revenue	1.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate Moody’s rating of the Fund.

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Semiannual Report 51

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of August 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/15	2/28/15		Change
A (FRPAX)	$10.22	$10.51	-$	0.29
C (FRPTX)	$10.33	$10.63	-$	0.30
Advisor (FPFZX)	$10.22	$10.52	-$	0.30

Distributions[1] (3/1/15–8/31/15)
Dividend
Share Class	Income
A	$0.2052
C	$0.1761
Advisor	$0.2106

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Semiannual Report 53

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.64%
6-Month	-0.81%	-5.06%
1-Year	+2.00%	-2.30%	-2.14%
5-Year	+18.47%	+2.55%	+2.62%
10-Year	+47.48%	+3.51%	+3.65%
C					1.19%
6-Month	-1.17%	-2.14%
1-Year	+1.32%	+0.34%	+0.60%
5-Year	+15.16%	+2.86%	+2.96%
10-Year	+39.47%	+3.38%	+3.52%
Advisor[6]					0.54%
6-Month	-0.85%	-0.85%
1-Year	+2.01%	+2.01%	+2.27%
5-Year	+19.03%	+3.55%	+3.64%
10-Year	+48.33%	+4.02%	+4.17%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.71%	6.78%	2.09%		3.82%
C	3.29%	6.01%	1.64%		3.00%
Advisor	3.97%	7.25%	2.29%		4.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+33.31% and +4.80%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Pennsylvania personal income tax rate of 45.25%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 8/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 55

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/15	Value 8/31/15	Period* 3/1/15–8/31/15
A
Actual	$1,000	$991.90	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
C
Actual	$1,000	$988.30	$5.90
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.99
Advisor
Actual	$1,000	$991.50	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.47	$2.69

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Arizona Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.22	$10.80	$11.52	$11.28	$10.30	$10.78
Income from investment operations[b]:
Net investment income[c]	0.20	0.43	0.45	0.45	0.47	0.47
Net realized and unrealized gains (losses)	(0.29)	0.42	(0.73)	0.23	0.99	(0.47)
Total from investment operations	(0.09)	0.85	(0.28)	0.68	1.46	—
Less distributions from net investment
income	(0.21)	(0.43)	(0.44)	(0.44)	(0.48)	(0.48)
Net asset value, end of period	$10.92	$11.22	$10.80	$11.52	$11.28	$10.30

Total return[d]	(0.81)%	7.98%	(2.37)%	6.14%	14.44%	(0.09)%

Ratios to average net assets[e]
Expenses	0.62%	0.62%	0.62%	0.63%	0.64%	0.62%
Net investment income	3.68%	3.93%	4.10%	3.93%	4.40%	4.40%

Supplemental data
Net assets, end of period (000’s)	$787,588	$815,973	$798,957	$982,621	$920,194	$844,627
Portfolio turnover rate	4.28%	12.31%	14.75%	6.40%	13.19%	13.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Arizona Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.39	$10.96	$11.68	$11.43	$10.44	$10.91
Income from investment operations[b]:
Net investment income[c]	0.18	0.38	0.39	0.39	0.42	0.42
Net realized and unrealized gains (losses)	(0.30)	0.42	(0.73)	0.24	0.99	(0.47)
Total from investment operations	(0.12)	0.80	(0.34)	0.63	1.41	(0.05)
Less distributions from net investment
income	(0.18)	(0.37)	(0.38)	(0.38)	(0.42)	(0.42)
Net asset value, end of period	$11.09	$11.39	$10.96	$11.68	$11.43	$10.44

Total return[d]	(1.08)%	7.36%	(2.87)%	5.56%	13.74%	(0.56)%

Ratios to average net assets[e]
Expenses	1.17%	1.17%	1.17%	1.18%	1.19%	1.17%
Net investment income	3.13%	3.38%	3.55%	3.38%	3.85%	3.85%

Supplemental data
Net assets, end of period (000’s)	$107,027	$107,612	$100,188	$150,778	$118,448	$99,856
Portfolio turnover rate	4.28%	12.31%	14.75%	6.40%	13.19%	13.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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58 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Arizona Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.25	$10.83	$11.55	$11.30	$10.32	$10.80
Income from investment operations[b]:
Net investment income[c]	0.21	0.45	0.46	0.46	0.48	0.49
Net realized and unrealized gains (losses)	(0.30)	0.41	(0.73)	0.24	0.99	(0.48)
Total from investment operations	(0.09)	0.86	(0.27)	0.70	1.47	0.01
Less distributions from net investment
income	(0.21)	(0.44)	(0.45)	(0.45)	(0.49)	(0.49)
Net asset value, end of period	$10.95	$11.25	$10.83	$11.55	$11.30	$10.32

Total return[d]	(0.76)%	8.07%	(2.26)%	6.33%	14.52%	0.02%

Ratios to average net assets[e]
Expenses	0.52%	0.52%	0.52%	0.53%	0.54%	0.52%
Net investment income	3.78%	4.03%	4.20%	4.03%	4.50%	4.50%

Supplemental data
Net assets, end of period (000’s)	$50,241	$48,670	$29,842	$36,297	$20,862	$5,697
Portfolio turnover rate	4.28%	12.31%	14.75%	6.40%	13.19%	13.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 59

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Arizona Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 100.1%
Arizona 95.5%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	$15,000,000	$16,212,751
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,622,300
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,860,800
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,249,450
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,893,900
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,269,450
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project,
Refunding, Series A, 5.00%, 7/01/36	5,000,000	5,289,750
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26	2,500,000	2,849,125
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27	3,000,000	3,418,950
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28	3,350,000	3,817,827
Refunding, Series B, 5.00%, 7/01/41	14,070,000	15,949,330
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,479,400
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,730,750
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,607,250
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,750,401
Arizona State Board of Regents Northern Arizona University System Revenue,
5.00%, 6/01/38	5,000,000	5,408,250
Refunding, 5.00%, 6/01/40	7,365,000	8,173,088
Refunding, 5.00%, 6/01/44	8,005,000	8,851,529
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,749,186
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,528,800
Arizona State Board of Regents University of Arizona System Revenue,
Series A, 5.00%, 6/01/39	8,650,000	9,578,145
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,290,251
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,698,245
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,558,947
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,620,350
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,366,630
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,468,475
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding,
Series A, 5.00%, 2/01/42	8,000,000	8,438,960
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	17,422,049
7/01/29	7,500,000	8,401,650
Arizona State School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	11,346,500
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,658,700
Refunding, 5.00%, 7/01/32	10,000,000	11,616,400
Subordinated, Refunding, Series A, 5.00%, 7/01/36	10,000,000	11,324,400
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,439,942
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	18,995,000	19,292,272
7/01/40	11,345,000	11,522,549
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,362,822
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,551,000

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60 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility
Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	$25,000,000	$26,884,500
Glendale IDA Hospital Revenue, John C. Lincoln Health Network,
Pre-Refunded, 5.00%, 12/01/42	12,870,000	14,066,781
Series B, Pre-Refunded, 5.00%, 12/01/37	3,000,000	3,034,950
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,576,750
5.125%, 5/15/40	10,000,000	11,044,700
Refunding, 5.00%, 5/15/31	3,455,000	3,809,690
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	12,708,120
Subordinated, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	6,957,911
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,981,275
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%, 7/01/31	1,000,000	1,145,900
5.50%, 7/01/41	1,500,000	1,737,285
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%,
8/01/35	9,090,000	9,104,817
[a]Lake Havasu Waste Water System Revenue, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,421,250
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,308,040
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of
2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,257,411
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,743,997
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,534,228
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,706,625
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	765,000	786,657
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding,
Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,737,437
Maricopa County IDA, MFHR, Senior,
National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,090,000	1,155,553
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,310,000	1,310,563
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,142,000
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,406,300
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,463,950
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,300,450
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,757,339
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC
Insured, 5.00%, 7/01/27	5,015,000	5,361,236
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village
Project, Refunding,
5.25%, 7/01/33	5,000,000	5,493,750
5.00%, 7/01/38	5,000,000	5,420,350
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,774,344
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,146,568
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,205,260
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured
Guaranty, 5.50%, 7/01/28	1,045,000	1,196,128

franklintempleton.com

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Semiannual Report 61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%,
6/01/36	$2,640,000	$2,715,293
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,697,200
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,794,700
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion
Project, Series B, NATL Insured, 5.50%,
7/01/27	3,945,000	4,880,754
7/01/28	2,000,000	2,476,000
7/01/29	2,000,000	2,482,740
7/01/36	5,000,000	6,223,550
7/01/37	7,000,000	8,766,240
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,879,211
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,823,350
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%,
7/01/39	14,780,000	16,434,473
7/01/39	10,000,000	11,399,100
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,
12/01/34	2,920,000	3,126,561
12/01/39	5,610,000	5,992,209
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State
University Project,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	18,175,523
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	8,575,062
Pima County IDA Lease Revenue, Clark County Detention Facility Project,
5.125%, 9/01/27	8,655,000	9,433,690
5.00%, 9/01/39	15,000,000	16,112,400
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/33	1,500,000	1,704,930
7/01/41	6,800,000	7,524,064
Pinal County Electrical District No. 4 Electric System Revenue, Pre-Refunded, 6.00%,
12/01/23	525,000	607,855
12/01/28	740,000	856,787
12/01/38	1,150,000	1,331,493
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%,
7/15/24	4,220,000	4,832,871
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,170,005
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,526,540
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,497,400
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/37	14,000,000	14,219,100
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	11,078,100
12/01/37	5,000,000	5,437,450
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/33	1,500,000	1,746,705
Refunding, 5.00%, 7/01/34	1,985,000	2,304,148
Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,145,578

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Assured Guaranty,
Pre-Refunded, 5.00%,
12/01/30	$5,160,000	$5,220,733
12/01/35	2,000,000	2,023,540
Student and Academic Services LLC Lease Revenue, Northern Arizona University Project, BAM
Insured, 5.00%,
6/01/33	1,000,000	1,112,100
6/01/39	1,400,000	1,552,488
6/01/44	4,155,000	4,568,215
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,670,960
Town of Gilbert Pledged Revenue, sub. lien, 5.00%, 7/01/45	10,000,000	11,255,500
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,034,000
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC
Insured, 5.00%, 7/15/32	985,000	985,483
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,732,200
Refunding, 5.00%, 7/01/28	1,230,000	1,392,975
Refunding, 5.00%, 7/01/29	1,765,000	1,992,526
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded,
5.625%, 7/01/36	5,000,000	6,221,050
6.00%, 7/01/39	5,000,000	6,181,700
6.50%, 7/01/39	4,750,000	5,669,315
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center, Series B, 5.625%,
8/01/33	2,315,000	2,494,528
8/01/37	12,435,000	13,330,942
		901,762,026
U.S. Territories 4.6%
Guam 3.7%
Guam Government Business Privilege Tax Revenue,
[a]Refunding, Series D, 5.00%, 11/15/39	10,000,000	10,926,700
Series A, 5.125%, 1/01/42	7,075,000	7,715,783
Series B-1, 5.00%, 1/01/29	2,980,000	3,272,368
Guam Power Authority Revenue, Series A, AGMC Insured, 5.00%,
10/01/39	6,490,000	7,338,373
10/01/44	5,325,000	5,974,490
		35,227,714
Puerto Rico 0.9%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Refunding, Series C, 6.00%, 8/01/39	5,100,000	2,078,250
Series A, 5.50%, 8/01/37	6,000,000	2,325,000
Series C, 5.25%, 8/01/41	10,930,000	4,180,725
		8,583,975
Total U.S. Territories		43,811,689
Total Municipal Bonds (Cost $898,293,207) 100.1%		945,573,715
Other Assets, less Liabilities (0.1)%		(717,695)
Net Assets 100.0%		$944,856,020

See Abbreviations on page 140.

aSecurity purchased on a when-issued basis. See Note 1(b).

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 63

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Colorado Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.13	$11.66	$12.44	$12.24	$11.09	$11.65
Income from investment operations[b]:
Net investment income[c]	0.23	0.47	0.47	0.47	0.51	0.51
Net realized and unrealized gains (losses)	(0.32)	0.47	(0.79)	0.19	1.15	(0.56)
Total from investment operations	(0.09)	0.94	(0.32)	0.66	1.66	(0.05)
Less distributions from net investment
income	(0.23)	(0.47)	(0.46)	(0.46)	(0.51)	(0.51)
Net asset value, end of period	$11.81	$12.13	$11.66	$12.44	$12.24	$11.09

Total return[d]	(0.76)%	8.22%	(2.56)%	5.48%	15.33%	(0.55)%

Ratios to average net assets[e]
Expenses	0.64%	0.65%	0.64%	0.65%	0.65%	0.65%
Net investment income	3.88%	3.94%	4.00%	3.77%	4.37%	4.35%

Supplemental data
Net assets, end of period (000’s)	$533,269	$549,134	$520,275	$660,432	$583,088	$530,056
Portfolio turnover rate	1.94%	2.20%	7.74%	9.30%	8.14%	22.47%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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64 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Colorado Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.26	$11.78	$12.56	$12.36	$11.20	$11.76
Income from investment operations[b]:
Net investment income[c]	0.20	0.41	0.41	0.40	0.45	0.44
Net realized and unrealized gains (losses)	(0.33)	0.48	(0.80)	0.19	1.16	(0.56)
Total from investment operations	(0.13)	0.89	(0.39)	0.59	1.61	(0.12)
Less distributions from net investment
income	(0.19)	(0.41)	(0.39)	(0.39)	(0.45)	(0.44)
Net asset value, end of period	$11.94	$12.26	$11.78	$12.56	$12.36	$11.20

Total return[d]	(1.04)%	7.64%	(3.07)%	4.84%	14.66%	(1.11)%

Ratios to average net assets[e]
Expenses	1.19%	1.20%	1.19%	1.20%	1.20%	1.20%
Net investment income	3.33%	3.39%	3.45%	3.22%	3.82%	3.80%

Supplemental data
Net assets, end of period (000’s)	$108,255	$109,552	$107,705	$160,856	$126,094	$106,536
Portfolio turnover rate	1.94%	2.20%	7.74%	9.30%	8.14%	22.47%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 65

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Colorado Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.13	$11.66	$12.43	$12.24	$11.09	$11.65
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.48	0.48	0.52	0.52
Net realized and unrealized gains (losses)	(0.33)	0.48	(0.78)	0.18	1.16	(0.56)
Total from investment operations	(0.09)	0.96	(0.30)	0.66	1.68	(0.04)
Less distributions from net investment
income	(0.23)	(0.49)	(0.47)	(0.47)	(0.53)	(0.52)
Net asset value, end of period	$11.81	$12.13	$11.66	$12.43	$12.24	$11.09

Total return[d]	(0.71)%	8.34%	(2.39)%	5.50%	15.44%	(0.45)%

Ratios to average net assets[e]
Expenses	0.54%	0.55%	0.54%	0.55%	0.55%	0.55%
Net investment income	3.98%	4.04%	4.10%	3.87%	4.47%	4.45%

Supplemental data
Net assets, end of period (000’s)	$46,710	$44,988	$34,393	$41,990	$31,955	$13,304
Portfolio turnover rate	1.94%	2.20%	7.74%	9.30%	8.14%	22.47%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
66 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 96.9%
Colorado 92.6%
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A,
Pre-Refunded, 5.50%,
5/15/34	$2,000,000	$2,318,960
5/15/39	2,150,000	2,492,882
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,
5/15/32	1,360,000	1,516,930
5/15/37	1,000,000	1,104,560
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,308,310
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,772,134
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,374,834
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,688,525
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,271,961
8/01/39	10,000,000	10,649,000
Board of Trustees for Western State College Revenue, 5.00%,
5/15/34	2,000,000	2,202,380
5/15/39	2,000,000	2,149,180
Board of Trustees of the Colorado School of Mines Revenue, Golden,
Enterprise Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,267,900
Institutional Enterprise, Series B, 5.00%, 12/01/32	1,000,000	1,120,320
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,913,687
Boulder Valley School District No. RE-2 Boulder GO, 5.00%,
12/01/34	6,000,000	6,696,660
12/01/41	5,000,000	5,694,200
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%,
12/01/34	5,380,000	6,102,050
Castle Rock Sales and Use Tax Revenue, 5.00%,
6/01/31	1,800,000	2,023,236
6/01/32	1,845,000	2,067,083
6/01/35	2,775,000	3,084,912
Colorado Health Facilities Authority Revenue, Hospital, Longmont United Hospital Project, Refunding,
Series B, Assured Guaranty, 5.00%,
12/01/25	3,050,000	3,191,124
12/01/26	3,205,000	3,349,225
12/01/27	3,365,000	3,515,550
12/01/30	3,000,000	3,123,210
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39	11,305,000	12,552,055
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,518,600
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,686,500
Series D-1, 5.25%, 11/15/33	5,000,000	5,830,850
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	20,000	22,072
Series A, 5.00%, 3/01/39	145,000	157,818
Series A, 5.00%, 3/01/40	7,000,000	7,884,170
Series A, NATL Insured, 5.00%, 3/01/37	1,755,000	1,842,504
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	11,994,029
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,524,070

franklintempleton.com	Semiannual Report | 67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado State Board of Governors University Enterprise System Revenue, (continued)
Series A, Pre-Refunded, 5.00%, 3/01/39	$7,055,000	$7,985,343
Series C, 5.00%, 3/01/44	5,135,000	5,663,802
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	11,234,900
Series I, 5.00%, 3/15/36	3,000,000	3,355,260
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	1,500,000	1,699,425
11/01/29	3,105,000	3,494,025
Colorado State Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,769,667
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, 5.00%,
8/01/37	6,060,000	6,144,598
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,468,760
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,475,645
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,317,900
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,848,100
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,258,860
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	7,556,192
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,473,000
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,105,300
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,389,880
The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.25%, 6/01/31	2,845,000	2,948,330
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.25%, 6/01/31	1,155,000	1,186,220
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,644,850
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,243,640
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,953,623
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,505,550
Parkview Medical Center Inc. Project, Series A, Pre-Refunded, 5.00%, 9/01/37	8,000,000	8,690,160
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31	9,500,000	10,528,850
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,934,514
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,193,900
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,219,920
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	7,275,000	8,283,752
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL
Insured, Pre-Refunded, 5.00%, 12/01/35	10,000,000	10,117,700
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,124,751
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC
Insured, 5.00%, 9/01/38	1,210,000	1,320,957
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,617,850
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,303,792
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC
Insured, 5.00%, 12/01/39	3,160,000	3,411,852
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,485,500
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,535,640

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68 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30	$14,500,000	$14,774,630
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,
5.50%, 12/01/30	1,500,000	1,673,715
5.625%, 12/01/40	4,000,000	4,363,760
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,580,225
Series A, 5.25%, 12/01/45	5,000,000	5,337,200
Dove Valley Metropolitan District Arapahoe County GO, AGMC Insured, Pre-Refunded, 5.00%,
11/01/35	3,350,000	3,376,365
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,171,560
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,229,122
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,185,089
Series C, 5.25%, 9/01/25	2,500,000	2,820,925
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,500,000
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,854,375
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	3,212,352
12/01/37	5,120,000	5,717,555
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,792,500
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL Insured, 5.00%,
10/01/37	12,830,000	13,701,414
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33	1,240,000	1,406,098
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,403,993
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,385,200
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	7,818,300
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,828,002
Mesa State College Enterprise Revenue, BHAC Insured, Pre-Refunded, 5.125%, 5/15/37	5,765,000	6,213,690
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,872,130
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,974,850
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,986,150
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,377,480
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	8,231,958
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	12,919,995
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,954,000
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,126,000
5.50%, 12/01/31	1,010,000	1,113,434
5.25%, 12/01/38	3,615,000	3,878,787
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30	3,840,000	4,329,523
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,410,720
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	10,000,000	11,390,200
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	11,150,000	11,748,866

franklintempleton.com

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Semiannual Report 69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal
Project, NATL Insured, 5.00%, 12/01/29	$6,100,000	$6,110,187
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	12,025,060
University of Colorado Enterprise Revenue, University of Colorado Regents,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,475,597
Series A, Pre-Refunded, 5.375%, 6/01/38	3,000,000	3,457,200
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,226,500
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,823,600
Series A, Pre-Refunded, 5.00%, 11/15/37	2,000,000	2,066,820
Series A, Pre-Refunded, 5.25%, 11/15/39	3,000,000	3,105,480
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%,
6/01/30	1,690,000	1,928,307
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,583,450
		636,965,853
U.S. Territories 4.3%
Guam 0.9%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,240,380
5.75%, 12/01/34	3,565,000	4,000,393
		6,240,773
Puerto Rico 3.1%
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	6,674,850
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	912,450
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	1,937,500
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	4,075,000
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	1,162,500
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	3,875,000
Senior Series C, 5.25%, 8/01/40	4,560,000	2,884,200
		21,521,500
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding,
Series B, 5.25%, 10/01/29	1,800,000	1,991,610
Total U.S. Territories		29,753,883
Total Municipal Bonds (Cost $643,238,353) 96.9%		666,719,736
Other Assets, less Liabilities 3.1%		21,514,513
Net Assets 100.0%		$688,234,249

See Abbreviations on page 140.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

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70 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Connecticut Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.86	$10.65	$11.43	$11.36	$10.45	$10.88
Income from investment operations[b]:
Net investment income[c]	0.19	0.41	0.40	0.40	0.46	0.45
Net realized and unrealized gains (losses)	(0.31)	0.21	(0.80)	0.08	0.91	(0.43)
Total from investment operations	(0.12)	0.62	(0.40)	0.48	1.37	0.02
Less distributions from net investment
income	(0.20)	(0.41)	(0.38)	(0.41)	(0.46)	(0.45)
Net asset value, end of period	$10.54	$10.86	$10.65	$11.43	$11.36	$10.45

Total return[d]	(1.14)%	5.88%	(3.44)%	4.25%	13.34%	0.13%

Ratios to average net assets[e]
Expenses	0.68%	0.68%	0.67%	0.66%	0.67%	0.66%
Net investment income	3.64%	3.76%	3.71%	3.49%	4.18%	4.12%

Supplemental data
Net assets, end of period (000’s)	$260,364	$282,020	$301,323	$404,713	$388,571	$367,664
Portfolio turnover rate	6.08%	4.63%	8.24%	20.69%	13.90%	15.40%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

|
franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 71

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Connecticut Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.93	$10.73	$11.51	$11.43	$10.52	$10.94
Income from investment operations[b]:
Net investment income[c]	0.17	0.35	0.34	0.34	0.40	0.39
Net realized and unrealized gains (losses)	(0.32)	0.20	(0.80)	0.08	0.91	(0.42)
Total from investment operations	(0.15)	0.55	(0.46)	0.42	1.31	(0.03)
Less distributions from net investment
income	(0.17)	(0.35)	(0.32)	(0.34)	(0.40)	(0.39)
Net asset value, end of period	$10.61	$10.93	$10.73	$11.51	$11.43	$10.52

Total return[d]	(1.40)%	5.17%	(3.94)%	3.73%	12.65%	(0.34)%

Ratios to average net assets[e]
Expenses	1.23%	1.23%	1.22%	1.21%	1.22%	1.21%
Net investment income	3.09%	3.21%	3.16%	2.94%	3.63%	3.57%

Supplemental data
Net assets, end of period (000’s)	$67,594	$73,569	$75,730	$122,232	$105,619	$90,659
Portfolio turnover rate	6.08%	4.63%	8.24%	20.69%	13.90%	15.40%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Connecticut Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.85	$10.64	$11.42	$11.35	$10.45	$10.87
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.41	0.41	0.47	0.46
Net realized and unrealized gains (losses)	(0.32)	0.21	(0.80)	0.08	0.90	(0.42)
Total from investment operations	(0.12)	0.63	(0.39)	0.49	1.37	0.04
Less distributions from net investment
income	(0.20)	(0.42)	(0.39)	(0.42)	(0.47)	(0.46)
Net asset value, end of period	$10.53	$10.85	$10.64	$11.42	$11.35	$10.45

Total return[d]	(1.09)%	6.00%	(3.34)%	4.35%	13.36%	0.33%

Ratios to average net assets[e]
Expenses	0.58%	0.58%	0.57%	0.56%	0.57%	0.56%
Net investment income	3.74%	3.86%	3.81%	3.59%	4.28%	4.22%

Supplemental data
Net assets, end of period (000’s)	$20,438	$20,384	$15,904	$30,975	$23,667	$19,295
Portfolio turnover rate	6.08%	4.63%	8.24%	20.69%	13.90%	15.40%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 100.6%
Connecticut 97.9%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$10,877,200
Connecticut State GO,
Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,730,000
Series A, 5.00%, 2/15/29	10,000,000	11,122,500
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/26	5,000,000	5,174,200
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,424,412
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	2,045,000	2,284,858
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,783,631
Eastern Connecticut Health Network Issue, Refunding, Series A, Assured Guaranty, 6.00%,
7/01/25	2,965,000	2,968,766
Eastern Connecticut Health Network Issue, Refunding, Series C, Assured Guaranty, 5.125%,
7/01/30	2,500,000	2,505,075
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	494,491
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,079,760
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,639,030
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,370,080
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,427,400
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,836,400
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,269,520
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,702,324
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	180,000	205,355
Miss Porter’s School Issue, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	4,415,000	4,586,037
New Horizons Village Project, 7.30%, 11/01/16	985,000	990,526
[a]Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	5,000,000	5,400,950
Quinnipiac University Issue, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,144,600
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	16,038,300
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,656,180
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	6,068,370
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,321,935
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,527,633
Salisbury School Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,337,650
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,531,400
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,305,100
University of Hartford Issue, Series G, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/26	5,000,000	5,204,000
Wesleyan University Issue, Series G, 5.00%, 7/01/39	10,000,000	11,029,400
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,578,690
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	10,660,000	11,492,972
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,667,745
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,489,123
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,790,290
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,304,300
Yale-New Haven Hospital Issue, Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,500,000	10,902,255
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,364,200
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,
4.85%, 11/15/34	1,925,000	1,929,832
4.95%, 11/15/39	1,945,000	1,994,384

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74 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Connecticut State HFAR,
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/22	$750,000	$752,445
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/32	1,000,000	1,002,610
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	473,033
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,622,955
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program,
Series A, 5.05%, 11/15/27	800,000	851,864
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding,
Series A, 5.00%, 1/01/38	3,000,000	3,333,540
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,820,900
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,161,490
Series A, 5.00%, 3/01/25	3,000,000	3,584,310
Series A, 5.00%, 3/01/31	1,000,000	1,152,910
Series A, Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,260,999
Series A, Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,219,030
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%,
10/01/30	5,000,000	5,720,250
9/01/34	5,000,000	5,677,700
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue,
Series A, 5.00%, 1/01/42	5,000,000	5,445,850
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
AGMC Insured, 5.00%, 11/15/37	3,000,000	3,244,560
NATL Insured, Pre-Refunded, 5.00%, 11/15/24	2,315,000	2,337,618
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,667,100
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,586,500
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,100,060
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,087
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,092,330
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,087,300
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,385,250
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,688,040
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,806,894
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,148,170
University of Connecticut Revenue, Series A, 5.00%,
8/15/28	6,590,000	7,657,580
2/15/31	2,000,000	2,278,960
2/15/34	3,000,000	3,411,090
		341,147,299

franklintempleton.com

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Semiannual Report 75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.7%
Puerto Rico 2.4%
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	$1,000,000	$472,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	19,000,000	7,742,500
		8,215,000
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,078,330
Total U.S. Territories		9,293,330
Total Municipal Bonds (Cost $ 344,164,737) 100.6%		350,440,629
Other Assets, less Liabilities (0.6)%		(2,045,255)
Net Assets 100.0%		$348,395,374

See Abbreviations on page 140.

aSecurity purchased on a when-issued basis. See Note 1(b).

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76 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Michigan Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02	$11.67	$12.36	$12.23	$11.52	$11.97
Income from investment operations[b]:
Net investment income[c]	0.21	0.44	0.46	0.43	0.50	0.51
Net realized and unrealized gains (losses)	(0.36)	0.36	(0.70)	0.13	0.71	(0.43)
Total from investment operations	(0.15)	0.80	(0.24)	0.56	1.21	0.08
Less distributions from:
Net investment income	(0.20)	(0.45)	(0.45)	(0.43)	(0.50)	(0.51)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.20)	(0.45)	(0.45)	(0.43)	(0.50)	(0.53)
Net asset value, end of period	$11.67	$12.02	$11.67	$12.36	$12.23	$11.52

Total return[d]	(1.22)%	6.96%	(1.90)%	4.61%	10.67%	0.62%

Ratios to average net assets[e]
Expenses	0.64%	0.65%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.50%	3.73%	3.91%	3.53%	4.17%	4.27%

Supplemental data
Net assets, end of period (000’s)	$903,480	$953,732	$951,409	$1,257,112	$1,241,960	$1,204,877
Portfolio turnover rate	5.95%	12.80%	9.37%	16.87%	0.92%	10.74%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Michigan Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.20	$11.83	$12.52	$12.39	$11.66	$12.11
Income from investment operations[b]:
Net investment income[c]	0.18	0.38	0.40	0.37	0.44	0.45
Net realized and unrealized gains (losses)	(0.37)	0.37	(0.71)	0.12	0.72	(0.44)
Total from investment operations	(0.19)	0.75	(0.31)	0.49	1.16	0.01
Less distributions from:
Net investment income	(0.17)	(0.38)	(0.38)	(0.36)	(0.43)	(0.44)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.17)	(0.38)	(0.38)	(0.36)	(0.43)	(0.46)
Net asset value, end of period	$11.84	$12.20	$11.83	$12.52	$12.39	$11.66

Total return[d]	(1.54)%	6.45%	(2.42)%	3.97%	10.13%	0.04%

Ratios to average net assets[e]
Expenses	1.19%	1.20%	1.18%	1.18%	1.18%	1.18%
Net investment income	2.95%	3.18%	3.36%	2.98%	3.62%	3.72%

Supplemental data
Net assets, end of period (000’s)	$142,984	$148,898	$148,136	$212,347	$192,719	$180,024
Portfolio turnover rate	5.95%	12.80%	9.37%	16.87%	0.92%	10.74%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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78 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Michigan Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06	$11.70	$12.39	$12.26	$11.54	$11.99
Income from investment operations[b]:
Net investment income[c]	0.21	0.46	0.47	0.45	0.51	0.52
Net realized and unrealized gains (losses)	(0.36)	0.36	(0.70)	0.12	0.72	(0.43)
Total from investment operations	(0.15)	0.82	(0.23)	0.57	1.23	0.09
Less distributions from:
Net investment income	(0.21)	(0.46)	(0.46)	(0.44)	(0.51)	(0.52)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.21)	(0.46)	(0.46)	(0.44)	(0.51)	(0.54)
Net asset value, end of period	$11.70	$12.06	$11.70	$12.39	$12.26	$11.54

Total return[d]	(1.24)%	7.13%	(1.80)%	4.70%	10.85%	0.72%

Ratios to average net assets[e]
Expenses	0.54%	0.55%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.60%	3.83%	4.01%	3.63%	4.27%	4.37%

Supplemental data
Net assets, end of period (000’s)	$37,665	$36,020	$26,577	$20,317	$17,451	$7,567
Portfolio turnover rate	5.95%	12.80%	9.37%	16.87%	0.92%	10.74%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Michigan Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 94.8%
Michigan 92.1%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%,
5/01/37	$11,810,000	$12,573,989
Ann Arbor Public School District GO, Refunding, 5.00%,
5/01/26	750,000	898,628
5/01/28	1,000,000	1,180,420
5/01/29	1,235,000	1,446,432
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,243,040
5/01/34	10,165,000	10,756,705
Bay City School District GO, Counties of Bay and Saginaw, State of Michigan, School Building and
Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	6,000,000	6,187,320
Caledonia Community Schools GO, Counties of Kent, Allegan and Barry,
Refunding, 5.00%, 5/01/24	1,000,000	1,192,720
Refunding, 5.00%, 5/01/25	1,000,000	1,201,950
Refunding, 5.00%, 5/01/26	1,000,000	1,205,630
School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	3,914,660
Central Michigan University Revenue, General,
AMBAC Insured, Pre-Refunded, 5.00%, 10/01/34	8,905,000	8,938,839
Refunding, 5.00%, 10/01/30	1,910,000	2,206,623
Refunding, 5.00%, 10/01/31	1,055,000	1,211,625
Refunding, 5.00%, 10/01/34	1,600,000	1,818,544
Refunding, 5.00%, 10/01/39	2,000,000	2,248,080
Chippewa Valley Schools GO, Refunding, 5.00%,
5/01/28	6,075,000	6,923,131
5/01/29	6,425,000	7,274,963
5/01/30	6,420,000	7,231,873
5/01/31	3,000,000	3,362,040
5/01/32	6,590,000	7,361,557
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	10,000,000	12,009,900
Detroit GO, Distributable State Aid,
5.00%, 11/01/30	5,000,000	5,331,650
5.25%, 11/01/35	5,000,000	5,394,950
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,831,714
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,292,850
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,192,800
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,890,886
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	18,750,900
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	25,725,000	25,989,710
Farmington Public School District GO, School Building and Site, Refunding, AGMC Insured, 5.00%,
5/01/27	1,000,000	1,162,070
5/01/28	2,000,000	2,306,040
5/01/32	4,035,000	4,541,433
5/01/33	2,900,000	3,251,335
5/01/34	3,000,000	3,353,010
5/01/35	1,000,000	1,115,070
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,601,344

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Sanitary Sewer System Revenue, Improvement, Refunding, 5.00%,
1/01/26	$1,000,000	$1,192,670
1/01/28	1,560,000	1,828,476
1/01/29	1,000,000	1,162,370
1/01/31	2,095,000	2,408,307
1/01/32	1,175,000	1,346,057
1/01/33	1,125,000	1,288,778
1/01/34	1,000,000	1,138,470
1/01/35	1,500,000	1,704,165
1/01/39	880,000	991,531
1/01/44	2,000,000	2,241,080
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,270,540
Grand Traverse County Hospital Finance Authority Revenue, Munson Healthcare Obligated Group,
Series A, 5.00%,
7/01/44	2,000,000	2,152,040
7/01/47	2,500,000	2,674,675
Grand Valley State University Revenue, General,
Pre-Refunded, 5.75%, 12/01/34	1,500,000	1,598,730
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,793,444
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,320,132
Grandville Public School District GO, School Building and Site, Series II, AGMC Insured, 5.00%,
5/01/29	750,000	851,385
5/01/30	1,000,000	1,128,140
5/01/31	1,150,000	1,289,323
5/01/32	1,165,000	1,301,072
5/01/34	1,315,000	1,458,374
5/01/35	1,225,000	1,355,414
5/01/37	2,915,000	3,207,899
5/01/40	6,215,000	6,797,283
Holly Area School District GO, Refunding, 5.00%,
5/01/30	1,045,000	1,183,724
5/01/32	1,040,000	1,167,202
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding,
Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	11,225,800
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital,
Refunding,
AGMC Insured, 5.25%, 5/15/36	10,000,000	10,983,600
Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,608,860
Kelloggsville Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	1,045,000	1,158,038
5/01/35	1,150,000	1,267,507
5/01/38	3,815,000	4,175,632
L’Anse Creuse Public Schools GO, Refunding, 5.00%,
5/01/28	5,230,000	6,101,475
5/01/30	5,560,000	6,395,835
5/01/32	5,890,000	6,707,061
5/01/34	6,220,000	7,033,389
5/01/35	2,840,000	3,203,918
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,605,400
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,414,060

franklintempleton.com

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Semiannual Report 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	$4,400,000	$4,759,348
5/01/37	4,325,000	4,667,713
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated
Group, Refunding, Series B, 6.00%, 11/15/35	5,000,000	6,002,300
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,
5/01/36	5,725,000	6,269,276
5/01/38	6,000,000	6,545,160
5/01/43	16,850,000	18,263,715
Mason County CSD, GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%,
5/01/25	1,050,000	1,241,384
5/01/26	1,100,000	1,287,308
Mattawan Consolidated School District GO, Series I, 5.00%,
5/01/30	1,000,000	1,145,850
5/01/31	1,915,000	2,180,649
5/01/32	1,110,000	1,259,073
5/01/34	2,325,000	2,618,833
5/01/39	3,375,000	3,754,620
Meridian Public School District GO, Refunding, 5.00%,
5/01/25	500,000	595,795
5/01/27	735,000	860,832
5/01/29	775,000	893,591
5/01/31	1,130,000	1,286,754
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,131,650
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,475,365
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,559,350
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,281,040
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,568,550
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,119,700
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,221,551
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,439,500
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,041,670
Michigan State Comprehensive Transportation Revenue, AGMC Insured, Pre-Refunded, 5.00%,
5/15/26	4,740,000	4,898,363
5/15/31	8,000,000	8,267,280
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,273,128
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,535,428
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,047,921
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,035,840
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,635,920
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,517,680
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,504,900
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,305,640
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,899,414
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, NATL Insured, 5.00%, 11/15/31	2,410,000	2,580,411
Hospital, Sparrow Obligated Group, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	6,090,000	6,669,098
Hospital, Sparrow Obligated Group, Pre-Refunded, 5.00%, 11/15/31	7,060,000	7,731,335
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	2,940,000	3,146,564
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,549,943

82 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Hospital Finance Authority Revenue, (continued)
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	$2,065,000	$2,339,645
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,575,446
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,930,369
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,460,982
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,878,800
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	7,615,000	7,642,719
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	5,170,000	5,934,023
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	19,830,000	23,275,066
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,280,200
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,785,900
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET,
Sub Series ET-2, 5.50%, 8/01/29	10,000,000	10,391,200
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB,
AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,742,500
Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,620,272
Michigan State University Revenue, General,
Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,252,321
Series A, 5.00%, 8/15/40	8,500,000	9,693,740
Muskegon County GO, Waste Water Management System No. 1, Refunding, 5.00%,
11/01/33	1,360,000	1,538,078
11/01/36	1,735,000	1,944,814
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,263,160
Oakland University Board of Trustees Revenue, General, Refunding, 5.00%,
3/01/27	1,000,000	1,153,040
3/01/30	1,010,000	1,140,280
3/01/31	1,260,000	1,415,560
3/01/32	1,000,000	1,119,530
3/01/33	1,285,000	1,434,574
3/01/34	1,000,000	1,114,840
3/01/39	3,000,000	3,314,280
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,472,600
Roseville School District GO, Refunding, 5.00%,
5/01/25	1,000,000	1,191,590
5/01/26	1,400,000	1,651,286
5/01/27	1,370,000	1,604,544
5/01/28	3,040,000	3,532,693
5/01/29	3,300,000	3,804,966
5/01/30	1,620,000	1,856,277
5/01/31	1,585,000	1,804,871
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,798,062
Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,814,575
Refunding, Series D, 5.00%, 9/01/39	17,500,000	18,985,925
Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	12,123,600
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,417,027
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,738,785
South Haven Public Schools GO, School Building and Site, Series B, AGMC Insured, 5.00%,
5/01/33	350,000	389,368
5/01/35	1,575,000	1,742,674

franklintempleton.com	Semiannual Report | 83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	$9,040,000	$9,553,834
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,982,312
5/01/38	8,150,000	8,809,009
Troy City School District GO, Refunding, 5.00%,
5/01/23	635,000	753,796
5/01/25	1,000,000	1,204,790
5/01/26	1,230,000	1,463,356
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,744,325
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding,
NATL Insured, 5.00%,
12/01/27	9,910,000	10,736,692
12/01/28	10,170,000	10,994,787
Wayne State University Revenue, General, Refunding,
AGMC Insured, 5.00%, 11/15/28	23,550,000	25,839,766
AGMC Insured, 5.00%, 11/15/35	22,435,000	24,562,735
Series A, 5.00%, 11/15/31	1,860,000	2,099,605
Series A, 5.00%, 11/15/33	1,500,000	1,680,615
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	5,500,000	6,106,375
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32	6,410,000	7,116,702
Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,771,575
Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,533,075
Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,896,420
Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,298,080
Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,854,675
Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,726,624
Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,201,620
Zeeland Public Schools GO, School Building and Site, Series A, AGMC Insured, 5.00%,
5/01/31	1,530,000	1,715,359
5/01/33	2,000,000	2,224,960
5/01/34	2,000,000	2,218,060
5/01/35	2,000,000	2,212,920
		998,667,978
U.S. Territories 2.7%
Puerto Rico 2.7%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	9,000,000	3,465,000
Series A, 6.375%, 8/01/39	10,000,000	4,075,000
Series A, 6.00%, 8/01/42	25,000,000	10,187,500
Series C, 5.50%, 8/01/40	15,000,000	5,812,500
Series C, 5.25%, 8/01/41	15,000,000	5,737,500
		29,277,500
Total Municipal Bonds (Cost $1,022,157,301) 94.8%		1,027,945,478
Other Assets, less Liabilities 5.2%		56,182,483
Net Assets 100.0%		$1,084,127,961

See Abbreviations on page 140.

84 | Semiannual Report	franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Minnesota Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.69	$12.39	$12.98	$12.80	$11.92	$12.20
Income from investment operations[b]:
Net investment income[c]	0.20	0.41	0.41	0.42	0.46	0.46
Net realized and unrealized gains (losses)	(0.16)	0.30	(0.60)	0.18	0.88	(0.28)
Total from investment operations	0.04	0.71	(0.19)	0.60	1.34	0.18
Less distributions from net investment
income	(0.20)	(0.41)	(0.40)	(0.42)	(0.46)	(0.46)
Net asset value, end of period	$12.53	$12.69	$12.39	$12.98	$12.80	$11.92

Total return[d]	0.32%	5.78%	(1.45)%	4.77%	11.44%	1.49%

Ratios to average net assets[e]
Expenses	0.64%	0.65%	0.64%	0.64%	0.65%	0.65%
Net investment income	3.16%	3.23%	3.27%	3.27%	3.71%	3.80%

Supplemental data
Net assets, end of period (000’s)	$715,976	$719,848	$717,104	$904,813	$819,782	$754,018
Portfolio turnover rate	1.17%	6.53%	6.93%	6.99%	5.32%	14.56%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 85

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Minnesota Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.82	$12.51	$13.10	$12.92	$12.02	$12.30
Income from investment operations[b]:
Net investment income[c]	0.17	0.34	0.34	0.36	0.39	0.40
Net realized and unrealized gains (losses)	(0.17)	0.31	(0.60)	0.17	0.90	(0.29)
Total from investment operations	—	0.65	(0.26)	0.53	1.29	0.11
Less distributions from net investment
income	(0.16)	(0.34)	(0.33)	(0.35)	(0.39)	(0.39)
Net asset value, end of period	$12.66	$12.82	$12.51	$13.10	$12.92	$12.02

Total return[d]	0.04%	5.23%	(1.97)%	4.15%	10.82%	0.99%

Ratios to average net assets[e]
Expenses	1.19%	1.20%	1.19%	1.19%	1.20%	1.20%
Net investment income	2.61%	2.68%	2.72%	2.72%	3.16%	3.25%

Supplemental data
Net assets, end of period (000’s)	$210,286	$211,768	$205,745	$270,570	$224,498	$195,123
Portfolio turnover rate	1.17%	6.53%	6.93%	6.99%	5.32%	14.56%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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86 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Minnesota Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.70	$12.40	$12.99	$12.81	$11.92	$12.20
Income from investment operations[b]:
Net investment income[c]	0.21	0.42	0.42	0.44	0.47	0.48
Net realized and unrealized gains (losses)	(0.16)	0.30	(0.60)	0.18	0.89	(0.29)
Total from investment operations	0.05	0.72	(0.18)	0.62	1.36	0.19
Less distributions from net investment
income	(0.21)	(0.42)	(0.41)	(0.44)	(0.47)	(0.47)
Net asset value, end of period	$12.54	$12.70	$12.40	$12.99	$12.81	$11.92

Total return[d]	0.37%	5.88%	(1.35)%	4.88%	11.63%	1.59%

Ratios to average net assets[e]
Expenses	0.54%	0.55%	0.54%	0.54%	0.55%	0.55%
Net investment income	3.26%	3.33%	3.37%	3.37%	3.81%	3.90%

Supplemental data
Net assets, end of period (000’s)	$128,458	$123,174	$98,382	$49,398	$38,461	$10,854
Portfolio turnover rate	1.17%	6.53%	6.93%	6.99%	5.32%	14.56%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 87

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Minnesota Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 99.2%
Minnesota 99.2%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$13,046,085
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, Pre-Refunded, 4.50%,
2/01/32	11,125,000	11,746,665
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,773,569
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,425,653
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,
2/01/23	2,990,000	3,548,921
2/01/24	3,000,000	3,556,830
2/01/25	1,225,000	1,446,688
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,130,633
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,502,677
2/01/20	5,025,000	5,497,350
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,
2/01/29	1,570,000	1,546,073
2/01/30	2,880,000	2,807,366
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series A, 3.00%,
2/01/27	3,410,000	3,518,540
2/01/30	5,585,000	5,507,592
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,690,208
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project,
5.00%,
1/01/32	1,150,000	1,260,090
1/01/42	1,615,000	1,739,953
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,784,939
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	4,977,050
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,772,800
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,459,919
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn.,
2/01/32	1,450,000	791,222
2/01/34	1,600,000	788,880
2/01/35	350,000	164,658
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,187,833
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,120,000	1,191,602
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
5.125%, 1/01/35	2,625,000	2,832,559
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	9,342,366
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,854,560
Duluth ISD No. 709 GO, Refunding, Series B,
4.00%, 2/01/25	3,450,000	3,826,533
2.50%, 2/01/26	2,840,000	2,733,528
Edina ISD No. 273 GO, Alternative Facilities, Series A, 2.50%, 2/01/26	2,750,000	2,720,080

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88 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Elk River ISD No. 728 GO, School Building,
Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured,
4.25%, 2/01/23	$3,000,000	$3,152,760
Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured,
4.25%, 2/01/24	5,265,000	5,530,040
Series A, 4.00%, 2/01/32	6,130,000	6,488,973
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,578,838
Farmington ISD No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,090,777
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,327,538
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement
Program, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,821,046
Fridley ISD No. 14 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%,
2/01/27	1,040,000	1,083,815
Hennepin County Regional Railroad Authority GO, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,655,551
12/01/28	1,590,000	1,700,664
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,700,000
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,897,540
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,484,900
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,884,980
Jordan ISD No. 717 GO, School Building, Series A, 5.00%,
2/01/31	1,460,000	1,678,854
2/01/32	2,000,000	2,292,580
2/01/33	1,700,000	1,942,590
2/01/34	1,805,000	2,050,949
2/01/35	1,000,000	1,134,120
Lakeville GO, Refunding, Series B,
4.00%, 2/01/21	1,000,000	1,117,310
3.00%, 2/01/30	4,690,000	4,651,917
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,673,315
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,512,938
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,104,085
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,225,260
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,
2/01/21	2,100,000	2,361,387
2/01/22	2,470,000	2,789,618
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%,
12/01/26	5,000,000	5,050,150
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,097,330
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,639,265
Minneapolis Health Care System Revenue, Fairview Health Services,
[a]Refunding, Series A, 5.00%, 11/15/44	10,000,000	10,979,700
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	39,266,500
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,768,542

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	$9,295,000	$10,326,931
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,702,616
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	15,651,740
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,563,100
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,454,850
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,735,275
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,577,240
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30	14,600,000	15,820,414
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37	20,600,000	21,610,636
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL
Insured, 5.75%, 11/15/26	365,000	365,058
Minnesota Public Facilities Authority State Revenue, Revolving Fund,
Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,814,627
Series C, 5.00%, 3/01/26	16,530,000	19,121,243
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	1,000,000	1,115,790
4.50%, 6/01/24	3,745,000	4,162,642
5.00%, 6/01/24	3,000,000	3,323,160
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund,
Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,686,825
Series A, 4.00%, 10/01/24	1,535,000	1,728,011
Series A, 5.00%, 10/01/28	2,135,000	2,448,439
Series A, 4.625%, 10/01/29	6,615,000	7,343,708
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/22	1,745,000	1,751,631
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/23	1,825,000	1,831,935
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/24	1,900,000	1,907,220
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/25	1,155,000	1,159,389
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/26	1,715,000	1,721,517
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/32	5,540,000	5,561,052
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,639,086
Minnesota State General Fund Revenue, Appropriation,
Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,362,640
Refunding, Series A, 3.00%, 3/01/30	2,000,000	1,903,720
Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,815,422
Series A, 5.00%, 6/01/32	7,000,000	7,986,720
Series A, 5.00%, 6/01/38	8,500,000	9,455,400
Minnesota State GO,
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,079,690
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,790,900
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	2,935,000	3,177,666
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	65,000	70,309
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,352,300
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,976,100
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,873,450
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,552,400
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,395,476

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota State HFA Homeownership Finance Revenue, MBS Program,
Series E, GNMA Secured, 4.45%, 7/01/31	$3,880,000	$4,061,157
Series G, GNMA Secured, 4.00%, 7/01/26	1,955,000	2,074,548
Series G, GNMA Secured, 4.40%, 7/01/32	3,255,000	3,499,581
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,915,860
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,547,269
Residential Housing Finance, Series E, 4.90%, 7/01/29	8,285,000	8,595,936
Residential Housing Finance, Series E, 5.10%, 1/01/40	7,885,000	8,147,176
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,433,080
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,589,000
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,376,653
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,534,200
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,149,207
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,920,673
Minnesota State Municipal Power Agency Electric Revenue,
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,328,870
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,255,800
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,042,530
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,130,720
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,134,685
Series A, 5.25%, 10/01/35	12,000,000	13,388,400
Minnesota State Public Facilities Authority Clean Water Revenue,
Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,364,922
Series B, 4.75%, 3/01/27	5,000,000	5,279,750
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,386,758
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, 4.00%,
2/01/22	3,090,000	3,449,120
2/01/23	3,045,000	3,398,890
2/01/24	3,245,000	3,607,921
2/01/25	3,300,000	3,656,499
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,634,776
Series A, 5.00%, 1/01/30	1,190,000	1,322,304
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,167,180
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,754,750
Ramsey GO, Capital Improvement Plan, Refunding, Series A,
3.00%, 12/15/28	1,105,000	1,103,762
3.375%, 12/15/31	1,215,000	1,245,083
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,124,860
Rochester Health Care Facilities Revenue, Mayo Clinic,
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	17,860,000	20,574,720
Series D, 5.00%, 11/15/38	5,000,000	5,605,100
Series E, 5.00%, 11/15/38	20,000,000	22,420,400
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,
2/01/21	1,365,000	1,527,380
2/01/22	2,380,000	2,671,145

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Semiannual Report 91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,
5.00%, 2/01/22	$2,200,000	$2,243,098
4.50%, 2/01/25	2,175,000	2,210,039
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,095,392
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,628,896
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,077,111
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,319,760
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,942,558
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,658,082
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,583,633
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,113,870
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,293,851
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,129,000
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,217,740
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	565,000	575,944
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,101,475
St. Cloud Health Care Revenue, CentraCare Health System Project,
Series A, 5.125%, 5/01/30	10,000,000	11,175,900
Series D, Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,108,090
Series D, Assured Guaranty, 5.50%, 5/01/39	27,400,000	30,460,854
St. Cloud Public Schools ISD No. 742 GO, Series A, 4.00%,
2/01/28	2,080,000	2,288,832
2/01/29	1,000,000	1,090,870
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,071,346
School Building, Series A, AGMC Insured, Pre-Refunded, 4.75%, 2/01/29	5,000,000	5,093,000
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,660,000
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,427,200
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,510,965
Series A, 3.00%, 2/01/30	1,385,000	1,365,804
Series A, 3.00%, 2/01/31	1,195,000	1,158,983
Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,709,510
Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,773,021
Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,847,117
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	1,000,000	1,133,420
Series G, 5.00%, 11/01/32	1,000,000	1,129,200
sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,921,936
University of Minnesota Regents GO,
Series A, 4.00%, 2/01/26	2,425,000	2,674,824
Series A, 5.25%, 4/01/29	1,000,000	1,133,880
Series A, 5.125%, 4/01/34	1,000,000	1,114,330
Series B, 5.00%, 1/01/38	4,500,000	5,140,845
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities
Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,615,600
University of Minnesota Revenue, Special Purpose, State Supported Stadium Debt, Refunding,
Series A, 5.00%, 8/01/28	7,225,000	8,605,986

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	$3,000,000	$3,273,720
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,923,950
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,967,838
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,377,180
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,463,020
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,341,369
Series A, 5.00%, 1/01/20	3,725,000	4,289,524
Series A, 5.00%, 1/01/40	8,075,000	9,042,143
Series A, 5.00%, 1/01/46	11,870,000	13,209,529
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	6,000,000	6,355,200
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%,
2/01/28	2,150,000	2,145,550
2/01/29	1,000,000	990,160
Total Municipal Bonds (Cost $984,679,139) 99.2%		1,046,025,392
Other Assets, less Liabilities 0.8%		8,694,684
Net Assets 100.0%		$1,054,720,076

See Abbreviations on page 140.

aSecurity purchased on a when-issued basis. See Note 1(b).

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Ohio Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.91	$12.44	$13.12	$12.96	$11.99	$12.50
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.48	0.48	0.51	0.51
Net realized and unrealized gains (losses)	(0.17)	0.49	(0.71)	0.15	0.97	(0.51)
Total from investment operations	0.05	0.95	(0.23)	0.63	1.48	—
Less distributions from net investment
income	(0.23)	(0.48)	(0.45)	(0.47)	(0.51)	(0.51)
Net asset value, end of period	$12.73	$12.91	$12.44	$13.12	$12.96	$11.99

Total return[d]	0.36%	7.76%	(1.69)%	4.96%	12.61%	(0.06)%

Ratios to average net assets[e]
Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.44%	3.65%	3.86%	3.69%	4.07%	4.08%

Supplemental data
Net assets, end of period (000’s)	$1,149,384	$1,160,630	$1,144,885	$1,445,535	$1,305,046	$1,227,868
Portfolio turnover rate	2.70%	13.88%	8.78%	9.69%	10.70%	18.67%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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94 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Ohio Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.07	$12.58	$13.27	$13.10	$12.11	$12.62
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.42	0.42	0.44	0.44
Net realized and unrealized gains (losses)	(0.18)	0.50	(0.73)	0.15	0.99	(0.51)
Total from investment operations	0.01	0.90	(0.31)	0.57	1.43	(0.07)
Less distributions from net investment
income	(0.19)	(0.41)	(0.38)	(0.40)	(0.44)	(0.44)
Net asset value, end of period	$12.89	$13.07	$12.58	$13.27	$13.10	$12.11

Total return[d]	0.08%	7.25%	(2.28)%	4.41%	12.05%	(0.63)%

Ratios to average net assets[e]
Expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income	2.89%	3.10%	3.31%	3.14%	3.52%	3.53%

Supplemental data
Net assets, end of period (000’s)	$310,962	$312,055	$301,447	$416,262	$346,117	$309,921
Portfolio turnover rate	2.70%	13.88%	8.78%	9.69%	10.70%	18.67%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Ohio Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.92	$12.44	$13.12	$12.96	$11.99	$12.50
Income from investment operations[b]:
Net investment income[c]	0.23	0.48	0.49	0.50	0.52	0.52
Net realized and unrealized gains (losses)	(0.18)	0.49	(0.71)	0.15	0.97	(0.51)
Total from investment operations	0.05	0.97	(0.22)	0.65	1.49	0.01
Less distributions from net investment
income	(0.23)	(0.49)	(0.46)	(0.49)	(0.52)	(0.52)
Net asset value, end of period	$12.74	$12.92	$12.44	$13.12	$12.96	$11.99

Total return[d]	0.41%	7.95%	(1.59)%	5.07%	12.72%	0.04%

Ratios to average net assets[e]
Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.54%	3.75%	3.96%	3.79%	4.17%	4.18%

Supplemental data
Net assets, end of period (000’s)	$76,415	$73,386	$37,153	$45,364	$36,127	$18,878
Portfolio turnover rate	2.70%	13.88%	8.78%	9.69%	10.70%	18.67%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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96 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Ohio Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.7%
Ohio 97.7%
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,
Series A, 5.25%, 6/01/38	$15,000,000	$16,734,450
Series B, 5.25%, 9/01/27	7,570,000	8,726,090
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,729,400
Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,865,691
Refunding, Series A, BHAC Insured, 5.00%, 2/15/38	1,275,000	1,365,678
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	31,314,280
Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	20,725,000	22,827,344
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,684,666
Bath Local School District GO, School Improvement, AGMC Insured,
4.00%, 12/01/44	1,295,000	1,315,163
5.00%, 12/01/49	5,380,000	5,681,441
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,053,160
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,406,899
Brooklyn City School District GO, School Improvement,
AGMC Insured, 5.25%, 12/01/43	3,000,000	3,354,510
Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,789,533
Butler County GO, Various Purpose, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	2,130,000	2,250,388
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
6.375%, 4/01/36	5,000,000	5,928,350
5.625%, 4/01/41	5,000,000	5,614,750
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32	3,955,000	2,059,487
12/01/33	2,000,000	995,640
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,709,244
Refunding and Improvement, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,202,582
Chillicothe City School District GO, Capital Appreciation, School Improvement, Refunding, NATL
Insured, zero cpn.,
12/01/22	1,905,000	1,544,155
12/01/23	1,905,000	1,498,816
12/01/24	1,905,000	1,473,194
Cincinnati City School District COP, School Improvement Project, AGMC Insured, Pre-Refunded,
5.00%,
12/15/26	7,310,000	7,731,202
12/15/27	7,000,000	7,403,340
Cincinnati City School District GO, Classroom Facilities Construction and Improvement, Refunding,
NATL Insured, 5.25%,
12/01/27	14,900,000	18,573,744
12/01/28	8,180,000	10,240,215
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A,
5.00%, 12/01/18	2,000,000	2,244,500
5.00%, 12/01/19	5,925,000	6,787,680
5.25%, 12/01/40	6,500,000	7,484,165
City of Akron Income Tax Revenue, Community Learning Centers,
5.00%, 12/01/33	4,250,000	4,784,650
Series A, 4.50%, 12/01/33	10,000,000	10,759,200

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Semiannual Report 97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty,
5.00%, 3/01/34	$1,000,000	$1,090,510
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,312,420
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,648,980
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	9,971,390
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,742,750
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	30,035,046
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,365,100
Cleveland Municipal School District GO, School Improvement, Refunding, 5.00%,
12/01/25	3,600,000	4,190,256
12/01/27	1,000,000	1,152,510
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	3,296,900
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,180,060
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,680,900
Columbus GO, Various Purpose, Series A, 5.00%,
2/15/23	14,365,000	17,311,836
2/15/24	12,655,000	15,449,983
2/15/25	5,000,000	6,061,250
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1,
4.00%,
12/01/27	3,765,000	3,993,272
12/01/28	2,970,000	3,118,916
12/01/29	4,125,000	4,301,220
12/01/37	6,620,000	6,770,671
Columbus Sewerage System Revenue, Refunding, 4.00%, 6/01/31	15,000,000	15,977,850
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,284,900
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,591,774
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	17,326,500
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	6,000,750
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,931,000
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46	6,635,000	7,244,491
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%,
12/01/49	6,000,000	6,860,400
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,358,480
Dublin City School District GO, Capital Appreciation, NATL Insured, zero cpn., 12/01/16	4,635,000	4,584,618
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/24	2,220,000	2,245,419
Fairborn City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/23	1,205,000	1,246,982
12/01/24	1,265,000	1,309,073
12/01/25	1,330,000	1,376,337
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation,
Refunding,
5.00%, 12/01/35	20,000,000	22,637,800
AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,332,628
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, 5.25%,
11/01/40	15,000,000	16,689,150

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98 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%,
12/01/33	$6,055,000	$6,126,267
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
5.50%, 4/01/39	12,930,000	14,263,342
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,198,220
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/44	6,205,000	6,743,346
Hamilton County Sales Tax Revenue, Subordinate, Refunding, Series A,
AGMC Insured, 5.00%, 12/01/32	35,080,000	36,542,836
Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,410,700
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,047,080
Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,222,844
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati,
Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,708,890
4.75%, 6/01/39	7,000,000	7,397,950
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured,
zero cpn.,
12/01/19	2,190,000	2,030,459
12/01/20	4,525,000	4,063,857
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,959,765
12/01/36	5,000,000	5,477,000
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, Pre-Refunded,
5.00%,
12/01/27	3,205,000	3,242,723
12/01/30	2,250,000	2,276,483
Ironton City School District GO, Lawrence County, School Improvement, Unlimited Tax, NATL Insured,
Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,423,282
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,768,400
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,498,823
Kings Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%,
12/01/33	5,365,000	5,863,891
12/01/33	4,635,000	5,071,478
Lakewood City School District GO,
School Facilities Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	9,170,000	10,033,539
School Facilities Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/34	6,000,000	6,498,360
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,140,734
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,058,880
Lakota Local School District GO,
Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,482,880
Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,682,133
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,059,500
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,789,800
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,770,461
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,226,080
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,400,000	1,415,848

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Semiannual Report 99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	$19,410,000	$20,785,198
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,567,360
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,356,552
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,059,077
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,703,770
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	4,750,000	5,595,737
Maple Heights City School District GO, School Facilities Improvement,
Pre-Refunded, 5.00%, 1/15/37	3,710,000	3,933,417
Pre-Refunded, 5.00%, 1/15/37	6,290,000	6,673,187
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	860,300
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	840,090
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,500,000	5,564,735
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,231,168
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,158,650
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	4,836,261
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,497,055
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,033,422
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,481,504
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,345,025
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%,
12/01/31	5,725,000	6,393,565
Miami University Revenue, General Receipts, Refunding, 5.00%,
9/01/31	4,000,000	4,565,440
9/01/31	2,320,000	2,665,657
9/01/34	3,500,000	3,977,295
Middletown City School District GO, School Improvement, 5.25%,
12/01/40	2,625,000	2,973,994
12/01/48	15,000,000	16,819,050
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%,
12/01/29	3,115,000	3,166,553
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,915,000
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,609,700
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,603,700
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,228,622
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,285,130
10/01/24	1,250,000	1,455,950
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,074,700
Newark City School District GO, School Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%,
12/01/33	5,000,000	5,058,850
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,843,375
Northeast Ohio Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%,
11/15/32	5,500,000	6,364,050

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	$5,130,000	$5,526,395
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured,
4.875%, 12/01/18	332,481	333,119
5.25%, 12/01/23	540,000	541,091
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,757,152
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power
Inc. Project, 6.00%, 12/01/40	6,020,000	7,036,417
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,667,270
Higher Educational Facility, Xavier University Project, 5.00%, 5/01/40	14,500,000	15,673,485
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%,
5/01/23	3,385,000	3,491,831
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%,
5/01/24	2,000,000	2,063,120
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,898,300
Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	23,980,049
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	5,170,410
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,330,200
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,486,250
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,877,595
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,809,000
Otterbein College Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	2,205,000	2,230,953
Otterbein College Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/35	3,225,000	3,262,958
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, junior lien,
Series A-1, 5.25%, 2/15/33	4,200,000	4,781,532
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,805,796
Delaware and Franklin Counties, AGMC Insured, Pre-Refunded, 4.50%, 12/01/33	10,000,000	10,311,300
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	4,855,000	5,038,713
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/36	7,505,000	8,330,700
Series A, AGMC Insured, Pre-Refunded, 4.50%, 12/01/32	6,445,000	6,769,312
Perrysburg Exempted Village School GO, 5.00%, 12/01/38	3,225,000	3,601,390
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,141,090
Princeton City School District GO, School Improvement,
Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,180,520
Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,078,760
Refunding, 5.00%, 12/01/39	12,000,000	13,582,680
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,334,380
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%,
12/01/38	15,000,000	16,282,050
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,113,506
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,461,201
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,093,800

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	$5,175,000	$6,414,619
12/01/28	2,000,000	2,483,800
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,101,596
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
5.00%, 12/01/35	700,000	754,229
Pre-Refunded, 5.00%, 12/01/35	2,800,000	3,112,088
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,737,616
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project,
6.00%, 1/01/42	11,580,000	13,247,520
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,654,770
Sylvania City School District GO,
Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	10,841,108
School Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/36	7,660,000	8,278,545
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,557,067
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	5,116,863
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,793,716
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,801,500
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,429,810
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,574,790
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,592,066
NATL Insured, 5.00%, 11/15/30	6,425,000	6,487,772
Series A, 4.00%, 11/15/36	9,125,000	9,269,996
University of Akron General Receipts Revenue, Series A, AGMC Insured,
5.00%, 1/01/33	1,490,000	1,594,300
Pre-Refunded, 5.00%, 1/01/33	3,510,000	3,848,434
University of Akron Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	4,926,514
Series B, AGMC Insured, 5.00%, 1/01/38	12,195,000	12,942,432
Series B, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	6,805,000	7,461,138
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,471,646
Series C, 5.00%, 6/01/39	6,255,000	6,997,594
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,725,040
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%,
6/01/30	10,000,000	10,368,300
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,614,254
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,166,837
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,166,206
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	7,929,832
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding,
5.00%, 12/01/40	7,285,000	8,171,876

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	$4,000,000	$4,505,560
5.50%, 12/15/33	4,225,000	4,779,235
Total Municipal Bonds (Cost $1,414,153,017) 97.7%		1,501,785,713
Other Assets, less Liabilities 2.3%		34,975,059
Net Assets 100.0%		$1,536,760,772

See Abbreviations on page 140.
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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Oregon Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02	$11.69	$12.58	$12.45	$11.48	$11.87
Income from investment operations[b]:
Net investment income[c]	0.21	0.46	0.46	0.44	0.49	0.49
Net realized and unrealized gains (losses)	(0.26)	0.33	(0.91)	0.13	0.98	(0.37)
Total from investment operations	(0.05)	0.79	(0.45)	0.57	1.47	0.12
Less distributions from net investment
income	(0.22)	(0.46)	(0.44)	(0.44)	(0.50)	(0.51)
Net asset value, end of period	$11.75	$12.02	$11.69	$12.58	$12.45	$11.48

Total return[d]	(0.43)%	6.88%	(3.50)%	4.64%	13.11%	0.94%

Ratios to average net assets[e]
Expenses	0.63%	0.63%	0.62%	0.62%	0.63%	0.63%
Net investment income	3.59%	3.84%	3.88%	3.53%	4.11%	4.11%

Supplemental data
Net assets, end of period (000’s)	$933,298	$951,107	$924,611	$1,189,801	$1,082,877	$946,755
Portfolio turnover rate	6.58%	7.87%	8.28%	7.51%	12.50%	8.19%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Oregon Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.19	$11.84	$12.74	$12.60	$11.62	$12.00
Income from investment operations[b]:
Net investment income[c]	0.18	0.40	0.40	0.38	0.43	0.43
Net realized and unrealized gains (losses)	(0.27)	0.35	(0.92)	0.13	0.99	(0.37)
Total from investment operations	(0.09)	0.75	(0.52)	0.51	1.42	0.06
Less distributions from net investment
income	(0.18)	(0.40)	(0.38)	(0.37)	(0.44)	(0.44)
Net asset value, end of period	$11.92	$12.19	$11.84	$12.74	$12.60	$11.62

Total return[d]	(0.70)%	6.38%	(4.07)%	4.08%	12.44%	0.44%

Ratios to average net assets[e]
Expenses	1.18%	1.18%	1.17%	1.17%	1.18%	1.18%
Net investment income	3.04%	3.29%	3.33%	2.98%	3.56%	3.56%

Supplemental data
Net assets, end of period (000’s)	$181,621	$186,572	$188,147	$266,819	$230,384	$196,909
Portfolio turnover rate	6.58%	7.87%	8.28%	7.51%	12.50%	8.19%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Oregon Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.03	$11.70	$12.59	$12.46	$11.48	$11.87
Income from investment operations[b]:
Net investment income[c]	0.22	0.47	0.47	0.46	0.50	0.50
Net realized and unrealized gains (losses)	(0.27)	0.33	(0.90)	0.12	1.00	(0.37)
Total from investment operations	(0.05)	0.80	(0.43)	0.58	1.50	0.13
Less distributions from net investment
income	(0.22)	(0.47)	(0.46)	(0.45)	(0.52)	(0.52)
Net asset value, end of period	$11.76	$12.03	$11.70	$12.59	$12.46	$11.48

Total return[d]	(0.38)%	6.99%	(3.41)%	4.74%	13.31%	1.04%

Ratios to average net assets[e]
Expenses	0.53%	0.53%	0.52%	0.52%	0.53%	0.53%
Net investment income	3.69%	3.94%	3.98%	3.63%	4.21%	4.21%

Supplemental data
Net assets, end of period (000’s)	$49,341	$50,011	$34,225	$48,678	$39,434	$14,482
Portfolio turnover rate	6.58%	7.87%	8.28%	7.51%	12.50%	8.19%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

106 |
Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Oregon Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.3%
Oregon 92.7%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%,
8/01/28	$1,325,000	$1,419,976
Beaverton School District GO,
Washington and Multnomah Counties, AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,352,267
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,429,120
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,113,320
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding,
5.125%, 10/01/28	1,525,000	1,526,815
Chemeketa Community College District GO, Marion, Polk, Yamhill and Linn Counties, Pre-Refunded,
5.00%,
6/15/25	1,500,000	1,669,530
6/15/26	2,615,000	2,910,547
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A,
5.00%, 12/01/31	6,400,000	7,145,600
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,111,465
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,103,110
City of Tigard Water System Revenue, Washington County, 5.00%,
8/01/37	11,050,000	12,383,293
8/01/42	20,915,000	23,232,173
8/01/45	23,545,000	26,543,691
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, 5.50%,
7/15/35	6,525,000	7,352,370
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%,
6/01/25	3,075,000	3,862,754
Clackamas County School District No. 12 North Clackamas GO,
Refunding, 5.00%, 6/15/28	2,500,000	2,955,425
Refunding, 5.00%, 6/15/29	6,385,000	7,482,645
Series A, AGMC Insured, Pre-Refunded, 4.75%, 6/15/31	2,250,000	2,413,688
Series B, AGMC Insured, Pre-Refunded, 5.00%, 6/15/27	25,000,000	26,929,500
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,688,362
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	4,989,433
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	4,901,289
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,503,886
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,998,610
Clackamas County School District No. 62C Oregon City GO, Refunding, MAC Insured, 5.00%,
6/01/29	1,000,000	1,147,810
6/01/34	1,770,000	1,989,710
6/01/39	1,250,000	1,404,150
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,016,060
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,887,494
Crook County School District GO, Crook and Deschutes Counties, 5.00%,
6/15/34	4,475,000	5,019,339
6/15/37	8,090,000	9,026,822
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,626,300
Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,315
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 8.25%, 1/01/38	20,000,000	24,630,000
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,484,890

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Eugene Electric Utility System Revenue, Refunding,
5.00%, 8/01/33	$10,060,000	$11,031,997
Series A, 5.00%, 8/01/40	6,745,000	7,424,491
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,944,185
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Assured Guaranty,
5.375%,
10/01/26	2,000,000	2,007,300
10/01/31	2,000,000	2,007,300
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,336,319
6/15/40	3,975,000	4,350,757
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,077,370
12/01/32	1,000,000	1,064,590
12/01/37	1,475,000	1,525,003
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,584,781
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,557,800
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32	5,765,000	6,317,229
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,137,870
Refunding, 5.00%, 6/15/31	1,410,000	1,596,021
Series B, 5.00%, 6/15/30	2,000,000	2,275,740
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,260,000	2,474,994
Klamath County School District GO, 5.00%,
6/15/29	1,155,000	1,319,403
6/15/30	1,095,000	1,245,968
6/15/31	1,000,000	1,131,930
Lane and Douglas Counties School District No. 28J Fern Ridge GO, Series A, zero cpn. to 6/14/16,
5.00% thereafter,
6/15/26	1,265,000	1,486,919
6/15/30	3,175,000	3,574,034
6/15/33	2,115,000	2,349,638
6/15/36	2,000,000	2,198,620
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,627,850
NATL Insured, 4.75%, 11/01/26	1,615,000	1,692,811
Lane County School District No. 19 Springfield GO, AGMC Insured, Pre-Refunded, zero cpn.,
6/15/27	5,580,000	3,471,095
6/15/28	2,000,000	1,186,840
6/15/29	1,925,000	1,088,241
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,747,210
6/01/27	1,675,000	1,785,734
Marion County School District No. 103 Woodburn GO, 5.00%,
6/15/33	2,930,000	3,407,326
6/15/34	3,200,000	3,709,568
6/15/35	2,075,000	2,403,535

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	$25,000,000	$26,760,750
Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,701,340
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,616,580
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	9,997,634
Multnomah County David Douglas School District No. 40 GO, Series B, zero cpn.,
6/15/24	1,640,000	1,303,685
6/15/25	1,325,000	1,008,444
6/15/26	2,585,000	1,877,020
6/15/27	2,655,000	1,841,322
6/15/28	2,495,000	1,646,076
6/15/29	2,595,000	1,626,105
6/15/30	1,885,000	1,120,444
6/15/31	2,030,000	1,141,672
6/15/32	2,000,000	1,075,620
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,903,000
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,905,607
Multnomah County School District No. 1 Portland Public Schools GO, Series B, 3.00%, 6/15/33	14,135,000	13,204,776
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,
6/30/35	2,000,000	2,272,880
6/30/36	1,500,000	1,696,845
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,386,239
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,157
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,472,492
Series A, 5.875%, 7/01/33	2,500,000	2,898,250
Series A, 5.75%, 7/01/39	13,175,000	15,181,025
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	4,235,214
Series C, 5.00%, 11/01/34	8,000,000	8,977,280
Oregon State Department of Administrative Services Lottery Revenue, Series A,
5.00%, 4/01/28	5,800,000	6,786,464
5.00%, 4/01/32	5,000,000	5,731,550
5.00%, 4/01/33	8,065,000	9,428,227
5.00%, 4/01/35	3,625,000	4,214,751
Pre-Refunded, 5.00%, 4/01/27	17,880,000	20,292,727
Pre-Refunded, 5.00%, 4/01/28	18,225,000	20,684,281
Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,986,145
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/30	5,000,000	5,908,750
Refunding, Series A, 5.00%, 11/15/31	16,535,000	19,452,105
Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,509,157
Series A, Pre-Refunded, 4.50%, 11/15/32	21,000,000	22,743,840
Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	24,490,160
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,663,845
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	35,391,300
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,187,060
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,231,326
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,094,700

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State Facilities Authority Revenue, (continued)
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	$32,790,000	$35,203,344
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,703,850
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,212,980
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,085,600
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,911,661
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty,
5.00%, 7/01/44	8,910,000	9,475,607
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32	8,795,000	9,721,201
Willamette University Projects, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,229,798
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,932,302
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	325,000	325,416
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	830,000	830,540
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,100,000	3,105,642
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	235,000	235,385
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	485,000	485,791
Higher Education, Article XI-F1, Series M, 5.00%, 8/01/45	3,315,000	3,800,084
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40	7,005,000	8,087,833
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,110,943
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,767,258
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,583,100
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	2,830,740
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/37	5,555,000	6,014,287
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,000,000	5,583,100
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	480,000	535,243
State Board of Higher Education, Series C, Pre-Refunded, 5.00%, 8/01/37	1,115,000	1,207,188
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,122,470
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	1,620,000	1,679,373
Series C, 4.75%, 7/01/42	2,785,000	2,807,419
Oregon State University General Revenue, Series A, 5.00%, 4/01/45	12,500,000	14,210,500
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	562,400
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	23,000,000	25,926,520
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,597,350
Portland GO, Oregon Convention Center Completion Project, Limited Tax,
Capital Appreciation, Series B, zero cpn., 6/01/21	1,000,000	894,510
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,128,661
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,669,714
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,131,537
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%,
7/01/33	2,000,000	2,003,040
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,219,509
Series C, 5.00%, 6/15/28	1,000,000	1,125,810
Series C, 5.00%, 6/15/30	1,000,000	1,115,390
Portland Sewer System Revenue, second lien,
Series A, 5.00%, 3/01/34	25,270,000	28,524,776
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/15/28	5,105,000	5,292,149

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	$1,000,000	$1,095,960
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,094,850
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,087,140
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,738,650
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,281,126
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,069,570
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,946,718
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,612,143
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,110,135
Portland Water System Revenue, second lien, Series A, NATL Insured, Pre-Refunded,
4.375%, 10/01/25	3,415,000	3,564,236
4.50%, 10/01/27	1,000,000	1,045,050
4.50%, 10/01/28	3,895,000	4,070,470
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,
5.75%, 8/15/23	10,000,000	11,221,800
5.00%, 8/15/27	11,000,000	11,416,020
5.00%, 8/15/36	9,000,000	9,277,740
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,277,565
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured,
5.00%, 6/01/36	4,240,000	4,646,701
Tri-County Metropolitan Transportation District Revenue, Payroll Tax, senior lien, Series A, 5.00%,
9/01/37	11,000,000	12,527,570
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,695,123
University of Oregon General Revenue, Series A, 5.00%, 4/01/45	20,000,000	22,807,400
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/26	6,850,000	4,465,926
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/27	7,090,000	4,406,081
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/28	2,960,000	1,754,629
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/29	3,110,000	1,758,145
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/30	3,260,000	1,757,238
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 12/15/31	3,515,000	1,762,140
Series B, NATL Insured, Pre-Refunded, 4.50%, 12/15/31	2,900,000	3,098,157
Washington County GO, Full Faith and Credit, Refunding, 4.375%, 6/01/26	1,000,000	1,046,280
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,
6/15/29	2,545,000	1,552,145
6/15/30	2,490,000	1,437,701
6/15/31	3,140,000	1,712,054
Washington County School District No. 48J Beaverton GO, Series B, 5.00%,
6/15/32	10,750,000	12,534,285
6/15/33	8,000,000	9,294,080
6/15/34	11,000,000	12,733,160
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/28	4,000,000	4,308,720
		1,079,375,802

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 4.6%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	$840,000	$951,208
12/01/29	3,250,000	3,655,047
		4,606,255
Puerto Rico 4.2%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	9,973,600
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub Series C-7, NATL Insured,
6.00%, 7/01/28	4,500,000	4,499,910
[a]Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	5,668,650
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/25	14,900,000	14,789,740
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	8,030,600
first subordinate, Series A, 6.50%, 8/01/44	9,000,000	3,667,500
Senior Series C, 5.25%, 8/01/40	2,860,000	1,808,950
		48,438,950
Total U.S. Territories		53,045,205
Total Municipal Bonds (Cost $1,077,673,588) 97.3%		1,132,421,007
Other Assets, less Liabilities 2.7%		31,839,981
Net Assets 100.0%		$1,164,260,988

See Abbreviations on page 140.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.51	$10.17	$10.94	$10.79	$9.83	$10.27
Income from investment operations[b]:
Net investment income[c]	0.20	0.43	0.42	0.41	0.44	0.44
Net realized and unrealized gains (losses)	(0.28)	0.34	(0.78)	0.14	0.97	(0.43)
Total from investment operations	(0.08)	0.77	(0.36)	0.55	1.41	0.01
Less distributions from net investment
income	(0.21)	(0.43)	(0.41)	(0.40)	(0.45)	(0.45)
Net asset value, end of period	$10.22	$10.51	$10.17	$10.94	$10.79	$9.83

Total return[d]	(0.81)%	7.72%	(3.28)%	5.21%	14.64%	(0.02)%

Ratios to average net assets[e]
Expenses	0.63%	0.64%	0.63%	0.63%	0.64%	0.64%
Net investment income	3.91%	4.15%	4.04%	3.77%	4.30%	4.28%

Supplemental data
Net assets, end of period (000’s)	$964,103	$1,001,684	$981,992	$1,310,224	$1,170,547	$1,003,723
Portfolio turnover rate	3.25%	6.04%	7.04%	4.99%	9.48%	13.15%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.63	$10.28	$11.06	$10.90	$9.92	$10.36
Income from investment operations[b]:
Net investment income[c]	0.18	0.38	0.36	0.35	0.39	0.39
Net realized and unrealized gains (losses)	(0.30)	0.34	(0.79)	0.15	0.98	(0.44)
Total from investment operations	(0.12)	0.72	(0.43)	0.50	1.37	(0.05)
Less distributions from net investment
income	(0.18)	(0.37)	(0.35)	(0.34)	(0.39)	(0.39)
Net asset value, end of period	$10.33	$10.63	$10.28	$11.06	$10.90	$9.92

Total return[d]	(1.17)%	7.15%	(3.86)%	4.67%	14.09%	(0.58)%

Ratios to average net assets[e]
Expenses	1.18%	1.19%	1.18%	1.18%	1.19%	1.19%
Net investment income	3.36%	3.60%	3.49%	3.22%	3.75%	3.73%

Supplemental data
Net assets, end of period (000’s)	$275,320	$279,987	$268,291	$350,937	$288,344	$237,907
Portfolio turnover rate	3.25%	6.04%	7.04%	4.99%	9.48%	13.15%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2015		Year Ended February 28,
	(unaudited)	2015	2014	2013	2012 [a]	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.52	$10.18	$10.95	$10.80	$9.83	$10.27
Income from investment operations[b]:
Net investment income[c]	0.21	0.44	0.43	0.42	0.45	0.45
Net realized and unrealized gains (losses)	(0.30)	0.34	(0.78)	0.15	0.98	(0.43)
Total from investment operations	(0.09)	0.78	(0.35)	0.57	1.43	0.02
Less distributions from net investment
income	(0.21)	(0.44)	(0.42)	(0.42)	(0.46)	(0.46)
Net asset value, end of period	$10.22	$10.52	$10.18	$10.95	$10.80	$9.83

Total return[d]	(0.85)%	7.82%	(3.18)%	5.31%	14.85%	0.08%

Ratios to average net assets[e]
Expenses	0.53%	0.54%	0.53%	0.53%	0.54%	0.54%
Net investment income	4.01%	4.25%	4.14%	3.87%	4.40%	4.38%

Supplemental data
Net assets, end of period (000’s)	$49,668	$49,301	$42,043	$57,430	$40,671	$18,933
Portfolio turnover rate	3.25%	6.04%	7.04%	4.99%	9.48%	13.15%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2015 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 95.4%
Pennsylvania 92.0%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,249,150
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,483,650
Series C-65, 5.375%, 5/01/31	5,000,000	5,700,400
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,249,990
5.00%, 3/01/33	1,300,000	1,394,107
Series A, 5.50%, 3/01/31	3,000,000	3,419,700
Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/29	5,000,000	5,118,050
Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/33	5,630,000	5,762,924
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	13,512,720
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,494,450
NATL Insured, 5.00%, 12/01/37	6,745,000	7,109,095
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,082,390
Allentown Parking Authority Revenue, Guaranteed Parking, AGMC Insured, Pre-Refunded, 5.00%,
11/15/35	2,430,000	2,453,741
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,748,600
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,046,652
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,551,695
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,985,000	5,827,415
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,450,100
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC
Insured, 5.00%, 12/01/35	2,500,000	2,758,725
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,811,000
Butler County Hospital Authority Hospital Revenue, Butler Health System Project,
Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,753,148
Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	5,505,975
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,094,560
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,724,994
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,321,750
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at West
Chester University of Pennsylvania, Series A, 5.00%,
8/01/35	500,000	523,585
8/01/45	1,500,000	1,540,350
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,373,177
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	10,000,000	11,063,500
Series B, 5.00%, 6/01/32	5,000,000	5,511,050
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of
Independent Colleges and Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,685,360
Series HH1, 5.00%, 11/01/39	1,200,000	1,298,556
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,894,380
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,630,825
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,439,700
Series A, 5.00%, 6/01/42	15,590,000	16,750,520

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania
Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	$790,000	$829,097
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,407,425
Delaware County Authority Revenue,
Cabrini College, Refunding, Assured Guaranty, 5.875%, 7/01/29	1,140,000	1,144,229
Haverford College, 5.00%, 11/15/40	3,000,000	3,277,590
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,340,713
5.25%, 10/01/31	1,250,000	1,331,763
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25
Project, BAM Insured, 5.00%, 11/01/38	1,250,000	1,352,525
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17	5,000,000	5,432,650
East Hempfield Township IDAR, Student Services Inc., Student Housing Project at Millersville
University of Pennsylvania, 5.00%,
7/01/45	3,250,000	3,343,048
7/01/47	3,750,000	3,873,300
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,133,080
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%,
9/01/32	4,250,000	4,699,225
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	850,000	957,100
Refunding, AGMC Insured, 5.00%, 12/01/43	6,150,000	6,614,079
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,417,718
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,862,700
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%,
11/01/41	9,500,000	10,903,720
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	4,270,000	4,789,531
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	10,000,000	10,970,900
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,506,931
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,818,830
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	8,803,080
9/01/35	7,500,000	8,057,625
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,829,234
12/01/35	2,500,000	2,681,425
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,257,402
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,696,666
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,650,570
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC
Insured, 5.00%, 7/01/35	11,250,000	12,169,237
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	11,239,200
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	27,034,750

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College Project, Series
MM1, 5.25%,
11/01/38	$1,400,000	$1,560,986
11/01/43	1,495,000	1,655,757
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,347,313
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,563,020
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,572,000
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	1,046,500
5.125%, 1/01/37	2,000,000	2,075,000
5.25%, 1/01/43	2,000,000	2,080,660
Series A, 5.00%, 1/01/41	4,000,000	4,246,720
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%,
4/01/40	5,750,000	6,161,987
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%,
10/01/41	9,600,000	10,293,504
Montgomery County IDAR, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,923,670
Montour School District GO, AGMC Insured, Pre-Refunded, 5.00%,
4/01/32	5,000,000	5,351,500
4/01/37	12,500,000	13,378,750
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding,
5.00%, 11/01/34	20,000,000	21,951,200
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	10,824,200
Series B, 5.50%, 8/15/33	2,200,000	2,493,414
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, 5.00%,
11/15/39	20,000,000	21,926,600
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,463,672
Northeastern York School District GO, Series B, NATL Insured, Pre-Refunded, 5.00%,
4/01/30	1,000,000	1,070,300
4/01/31	2,000,000	2,140,600
Norwin School District GO, AGMC Insured,
5.00%, 4/01/37	10,000,000	10,489,000
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,082,740
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,893,467
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Series A, 5.00%,
2/01/45	5,000,000	5,489,450
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	27,332,250
Pennsylvania State Economic Development Financing Authority Water Facility Revenue,
Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	13,549,800
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,257,600
Second Series A, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,413,400
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,904,526
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,336,474
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,166,735
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,292,950
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,197,653

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	$3,500,000	$3,664,990
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,304,988
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,586,250
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,423,750
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,454,880
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,842,100
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,049,000
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,192,950
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,406,420
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,357,350
Temple University, First Series, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	25,000	25,690
Temple University, NATL Insured, 5.00%, 4/01/28	4,975,000	5,112,211
Temple University, NATL Insured, Pre-Refunded, 5.00%, 4/01/33	10,000,000	10,275,800
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,235,331
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	5,000,000	5,416,400
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	25,000,000	27,608,750
University of Pennsylvania Health System, 5.00%, 8/15/40	2,600,000	2,909,036
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,631,770
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,728,050
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,426,230
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,421,750
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,624,050
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,691,448
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University
Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%,
7/01/42	5,500,000	5,724,290
Pennsylvania State Public School Building Authority Community College Revenue, Community College
of Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,798,400
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,192,550
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,590,150
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,449,800
Series C, 5.00%, 12/01/43	10,000,000	10,938,200
Series D, 5.125%, 12/01/40	10,000,000	10,790,800
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,669,650
Pennsylvania State University Revenue,
5.00%, 9/01/35	1,000,000	1,000,000
5.00%, 3/01/40	1,500,000	1,672,665
Series A, 5.00%, 9/01/40	5,000,000	5,682,150
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,
6/15/35	5,000,000	5,548,150
6/15/40	5,000,000	5,484,350
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,585,250
Cultural and Commercial Corridors Program, Series A, NATL Insured, 5.00%, 12/01/23	6,205,000	6,533,369
Cultural and Commercial Corridors Program, Series A, NATL Insured, 5.00%, 12/01/25	5,690,000	5,990,375

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for IDR, (continued)
International Apartments at Temple University, Series A, 5.625%, 6/15/42	$4,000,000	$4,223,120
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,001,020
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,507,350
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	6,306,243
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	465,000	527,398
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,673,700
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,693,250
Series A, 5.25%, 7/15/33	5,000,000	5,558,250
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38	10,000,000	10,593,900
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,485,950
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,076,000
Philadelphia Municipal Authority Lease Revenue, 6.50%,
4/01/34	3,250,000	3,750,045
4/01/39	2,500,000	2,868,800
Philadelphia School District GO, Series E,
6.00%, 9/01/38	4,905,000	5,454,360
Pre-Refunded, 6.00%, 9/01/38	95,000	109,039
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,273,810
Series A, 5.00%, 7/01/40	10,000,000	11,026,400
Series A, 5.00%, 1/01/41	13,000,000	14,104,090
Series A, 5.125%, 1/01/43	5,000,000	5,496,050
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,718,760
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,385,033
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project,
Series A, 5.00%, 8/15/40	5,000,000	5,410,600
Reading GO,
AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	590,000	682,960
Refunding, AGMC Insured, 6.00%, 11/01/28	1,410,000	1,611,263
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,757,918
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,301,950
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured,
5.00%, 11/01/37	8,125,000	8,657,431
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%,
1/01/38	4,000,000	4,291,640
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	11,854,300
State College Area School District GO, 5.00%, 3/15/40	16,400,000	18,521,176
State Public School Building Authority College Revenue, Delaware County Community College Project,
AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,000,000	1,106,670
State Public School Building Authority School Lease Revenue, The School District of the City of
Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,459,300
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,253,800
Swarthmore Borough Authority College Revenue, Swarthmore College Project, 5.00%, 9/15/43	1,000,000	1,130,390

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Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	$5,000,000	$5,583,300
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital
Project,
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,562,000
Series B, 5.00%, 9/15/31	10,000,000	11,127,000
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	8,451,026
5.00%, 11/01/36	8,470,000	9,197,573
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,096,270
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,686,760
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,527,630
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,112,307
		1,186,549,900
U.S. Territories 3.4%
Puerto Rico 2.9%
[a]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	2,925,000
Series TT, 5.00%, 7/01/32	5,100,000	2,983,500
Series XX, 5.25%, 7/01/40	16,020,000	9,371,700
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	6,000,000	2,310,000
Series A, 6.00%, 8/01/42	34,000,000	13,855,000
Series C, 5.50%, 8/01/40	15,000,000	5,812,500
		37,257,700
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,057,865
Total U.S. Territories		43,315,565
Total Municipal Bonds (Cost $1,185,226,829) 95.4%		1,229,865,465
Other Assets, less Liabilities 4.6%		59,225,904
Net Assets 100.0%		$1,289,091,369

See Abbreviations on page 140.

aAt August 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$898,293,207	$643,238,353	$344,164,737	$1,022,157,301
Value	$945,573,715	$666,719,736	$350,440,629	$1,027,945,478
Cash	19,697,828	13,548,759	1,272,229	45,535,412
Receivables:
Capital shares sold	527,934	1,173,214	83,280	122,192
Interest	9,370,664	9,091,848	3,152,231	14,398,144
Other assets	303	219	117	356
Total assets	975,170,444	690,533,776	354,948,486	1,088,001,582
Liabilities:
Payables:
Investment securities purchased	27,317,350	—	5,396,700	—
Capital shares redeemed	1,867,584	1,641,504	662,511	2,636,155
Management fees	374,657	278,461	151,303	426,927
Distribution fees	125,954	104,826	59,570	155,651
Transfer agent fees	57,111	43,482	28,609	84,464
Distributions to shareholders	522,261	204,910	220,632	525,365
Accrued expenses and other liabilities	49,507	26,344	33,787	45,059
Total liabilities	30,314,424	2,299,527	6,553,112	3,873,621
Net assets, at value	$944,856,020	$688,234,249	$348,395,374	$1,084,127,961
Net assets consist of:
Paid-in capital	$936,558,019	$684,101,629	$362,914,786	$1,090,450,166
Undistributed net investment income	865,197	1,237,417	681,832	2,094,839
Net unrealized appreciation (depreciation)	47,280,508	23,481,383	6,275,892	5,788,177
Accumulated net realized gain (loss)	(39,847,704)	(20,586,180)	(21,477,136)	(14,205,221)
Net assets, at value	$944,856,020	$688,234,249	$348,395,374	$1,084,127,961
Class A:
Net assets, at value	$787,588,366	$533,269,351	$260,363,557	$903,479,531
Shares outstanding	72,116,789	45,163,458	24,709,864	77,390,547
Net asset value per share[a]	$10.92	$11.81	$10.54	$11.67
Maximum offering price per share (net asset value
per share ÷ 95.75%)	$11.40	$12.33	$11.01	$12.19
Class C:
Net assets, at value	$107,026,512	$108,254,867	$67,593,544	$142,983,715
Shares outstanding	9,652,939	9,069,199	6,368,663	12,073,294
Net asset value and maximum offering price per share[a]	$11.09	$11.94	$10.61	$11.84
Advisor Class:
Net assets, at value	$50,241,142	$46,710,031	$20,438,273	$37,664,715
Shares outstanding	4,589,200	3,956,551	1,941,316	3,217,915
Net asset value and maximum offering price per share	$10.95	$11.81	$10.53	$11.70

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
122 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$984,679,139	$1,414,153,017	$1,077,673,588	$1,185,226,829
Value	$1,046,025,392	$1,501,785,713	$1,132,421,007	$1,229,865,465
Cash	11,918,671	20,929,420	21,043,007	45,750,404
Receivables:
Investment securities sold	992,045	—	—	—
Capital shares sold	1,165,076	1,797,001	1,709,588	678,645
Interest	9,155,518	16,361,230	12,085,155	16,750,713
Other assets	328	480	371	414
Total assets	1,069,257,030	1,540,873,844	1,167,259,128	1,293,045,641
Liabilities:
Payables:
Investment securities purchased	10,918,000	—	—	—
Capital shares redeemed	2,631,735	2,567,371	1,835,591	2,523,559
Management fees	415,797	595,882	456,263	503,313
Distribution fees	176,068	269,197	178,968	233,519
Transfer agent fees	84,498	119,070	67,982	107,898
Distributions to shareholders	263,053	484,043	413,487	549,718
Accrued expenses and other liabilities	47,803	77,509	45,849	36,265
Total liabilities	14,536,954	4,113,072	2,998,140	3,954,272
Net assets, at value	$1,054,720,076	$1,536,760,772	$1,164,260,988	$1,289,091,369
Net assets consist of:
Paid-in capital	$1,004,907,135	$1,487,307,152	$1,156,129,072	$1,295,124,438
Undistributed net investment income	831,292	1,992,432	1,536,174	2,165,689
Net unrealized appreciation (depreciation)	61,346,253	87,632,696	54,747,419	44,638,636
Accumulated net realized gain (loss)	(12,364,604)	(40,171,508)	(48,151,677)	(52,837,394)
Net assets, at value	$1,054,720,076	$1,536,760,772	$1,164,260,988	$1,289,091,369
Class A:
Net assets, at value	$715,976,054	$1,149,384,148	$933,298,281	$964,102,792
Shares outstanding	57,150,913	90,292,666	79,414,748	94,376,288
Net asset value per share[a]	$12.53	$12.73	$11.75	$10.22
Maximum offering price per share (net asset value per
share ÷ 95.75%)	$13.09	$13.30	$12.27	$10.67
Class C:
Net assets, at value	$210,285,622	$310,961,547	$181,621,280	$275,320,489
Shares outstanding	16,615,394	24,129,645	15,237,989	26,642,141
Net asset value and maximum offering price per
share[a]	$12.66	$12.89	$11.92	$10.33
Advisor Class:
Net assets, at value	$128,458,400	$76,415,077	$49,341,427	$49,668,088
Shares outstanding	10,244,576	5,999,087	4,194,674	4,857,525
Net asset value and maximum offering price per
share	$12.54	$12.74	$11.76	$10.22

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$20,720,747	$15,797,020	$7,858,231	$23,175,734
Expenses:
Management fees (Note 3a)	2,279,639	1,684,444	933,672	2,620,527
Distribution fees: (Note 3c)
Class A	404,003	271,762	136,030	468,114
Class C	353,244	355,962	231,025	477,099
Transfer agent fees: (Note 3e)
Class A	134,688	106,963	56,179	227,105
Class C	18,116	21,556	14,679	35,614
Advisor Class	8,252	9,047	4,297	9,144
Custodian fees	4,258	3,027	1,642	4,817
Reports to shareholders	18,183	16,368	9,977	28,315
Registration and filing fees	16,205	10,137	7,705	18,904
Professional fees	21,800	20,400	20,456	22,154
Trustees’ fees and expenses	2,389	1,700	980	2,918
Other	11,631	25,751	16,056	31,518
Total expenses	3,272,408	2,527,117	1,432,698	3,946,229
Net investment income	17,448,339	13,269,903	6,425,533	19,229,505
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(18,259,103)	244,448	(2,305,578)	5,100
Net change in unrealized appreciation (depreciation) on
investments	(7,268,632)	(19,486,597)	(8,527,306)	(33,351,580)
Net realized and unrealized gain (loss)	(25,527,735)	(19,242,149)	(10,832,884)	(33,346,480)
Net increase (decrease) in net assets resulting from
operations	$(8,079,396)	$(5,972,246)	$(4,407,351)	$(14,116,975)

124 |

Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2015 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$20,111,092	$31,488,656	$24,887,760	$29,958,144
Expenses:
Management fees (Note 3a)	2,491,407	3,587,649	2,763,080	3,065,170
Distribution fees: (Note 3c)
Class A	360,069	580,776	473,204	494,752
Class C	686,719	1,018,582	600,301	910,168
Transfer agent fees: (Note 3e)
Class A	183,176	273,885	172,554	239,309
Class C	53,752	73,905	33,680	67,741
Advisor Class	32,282	17,479	9,370	12,107
Custodian fees	4,701	6,966	5,262	5,810
Reports to shareholders	28,220	37,773	26,155	36,449
Registration and filing fees	16,460	19,745	7,730	10,667
Professional fees	22,121	23,573	22,736	22,348
Trustees’ fees and expenses	2,614	3,800	2,936	3,308
Other	38,093	43,127	41,475	38,192
Total expenses	3,919,614	5,687,260	4,158,483	4,906,021
Net investment income	16,191,478	25,801,396	20,729,277	25,052,123
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(37,603)	1,003,166	(12,732,651)	(13,597,118)
Net change in unrealized appreciation (depreciation) on
investments	(13,721,874)	(22,238,727)	(13,385,477)	(23,562,444)
Net realized and unrealized gain (loss)	(13,759,477)	(21,235,561)	(26,118,128)	(37,159,562)
Net increase (decrease) in net assets resulting from
operations	$2,432,001	$4,565,835	$(5,388,851)	$(12,107,439)

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$17,448,339	$36,668,976	$13,269,903	$26,097,944
Net realized gain (loss)	(18,259,103)	(10,444,285)	244,448	(2,622,469)
Net change in unrealized appreciation
(depreciation)	(7,268,632)	45,416,192	(19,486,597)	29,359,909
Net increase (decrease) in net assets
resulting from operations	(8,079,396)	71,640,883	(5,972,246)	52,835,384
Distributions to shareholders from:
Net investment income:
Class A	(15,193,834)	(31,213,638)	(10,296,256)	(20,995,511)
Class C	(1,709,118)	(3,342,918)	(1,744,421)	(3,634,750)
Advisor Class	(952,872)	(1,545,262)	(893,378)	(1,598,395)
Total distributions to shareholders	(17,855,824)	(36,101,818)	(12,934,055)	(26,228,656)
Capital share transactions: (Note 2)
Class A	(6,661,138)	(13,236,695)	(1,125,553)	8,031,887
Class C	2,296,935	3,540,198	1,630,183	(2,408,944)
Advisor Class	2,900,622	17,425,785	2,961,442	9,072,128
Total capital share transactions	(1,463,581)	7,729,288	3,466,072	14,695,071
Net increase (decrease) in
net assets	(27,398,801)	43,268,353	(15,440,229)	41,301,799
Net assets:
Beginning of period	972,254,821	928,986,468	703,674,478	662,372,679
End of period	$944,856,020	$972,254,821	$688,234,249	$703,674,478
Undistributed net investment income included
in net assets:
End of period	$865,197	$1,272,684	$1,237,417	$901,569

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$6,425,533	$14,049,414	$19,229,505	$41,461,940
Net realized gain (loss)	(2,305,578)	(6,939,841)	5,100	182,766
Net change in unrealized appreciation
(depreciation)	(8,527,306)	14,248,908	(33,351,580)	34,049,611
Net increase (decrease) in net assets
resulting from operations	(4,407,351)	21,358,481	(14,116,975)	75,694,317
Distributions to shareholders from:
Net investment income:
Class A	(4,998,136)	(11,024,726)	(16,101,951)	(36,050,505)
Class C	(1,102,986)	(2,384,911)	(2,097,936)	(4,694,210)
Advisor Class	(393,179)	(700,521)	(666,739)	(1,215,224)
Total distributions to shareholders	(6,494,301)	(14,110,158)	(18,866,626)	(41,959,939)
Capital share transactions: (Note 2)
Class A	(13,510,404)	(24,812,133)	(22,661,771)	(26,074,569)
Class C	(3,848,371)	(3,581,868)	(1,615,425)	(3,685,088)
Advisor Class	682,858	4,160,647	2,738,298	8,553,723
Total capital share transactions	(16,675,917)	(24,233,354)	(21,538,898)	(21,205,934)
Net increase (decrease) in
net assets	(27,577,569)	(16,985,031)	(54,522,499)	12,528,444
Net assets:
Beginning of period	375,972,943	392,957,974	1,138,650,460	1,126,122,016
End of period	$348,395,374	$375,972,943	$1,084,127,961	$1,138,650,460
Undistributed net investment income included
in net assets:
End of period	$681,832	$750,600	$2,094,839	$1,731,960

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$16,191,478	$32,277,338	$25,801,396	$53,274,355
Net realized gain (loss)	(37,603)	629,099	1,003,166	(9,461,483)
Net change in unrealized appreciation
(depreciation)	(13,721,874)	24,371,891	(22,238,727)	67,317,924
Net increase (decrease) in net assets
resulting from operations	2,432,001	57,278,328	4,565,835	111,130,796
Distributions to shareholders from:
Net investment income:
Class A	(11,373,094)	(23,223,481)	(20,433,393)	(43,397,072)
Class C	(2,719,116)	(5,450,691)	(4,578,781)	(9,640,279)
Advisor Class	(2,060,603)	(3,585,586)	(1,338,216)	(1,973,319)
Total distributions to shareholders	(16,152,813)	(32,259,758)	(26,350,390)	(55,010,670)
Capital share transactions: (Note 2)
Class A	5,521,022	(14,784,941)	5,181,151	(27,111,370)
Class C	1,223,668	1,011,651	3,239,283	(817,266)
Advisor Class	6,906,754	22,312,557	4,053,977	34,394,664
Total capital share transactions	13,651,444	8,539,267	12,474,411	6,466,028
Net increase (decrease) in
net assets	(69,368)	33,557,837	(9,310,144)	62,586,154
Net assets:
Beginning of period	1,054,789,444	1,021,231,607	1,546,070,916	1,483,484,762
End of period	$1,054,720,076	$1,054,789,444	$1,536,760,772	$1,546,070,916
Undistributed net investment income included
in net assets:
End of period	$831,292	$792,627	$1,992,432	$2,541,426

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2015	Year Ended	August 31, 2015	Year Ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$20,729,277	$43,553,315	$25,052,123	$52,759,797
Net realized gain (loss)	(12,732,651)	(13,496,335)	(13,597,118)	(11,499,627)
Net change in unrealized appreciation
(depreciation)	(13,385,477)	46,129,911	(23,562,444)	54,325,485
Net increase (decrease) in net assets
resulting from operations	(5,388,851)	76,186,891	(12,107,439)	95,585,655
Distributions to shareholders from:
Net investment income:
Class A	(17,317,034)	(36,264,069)	(19,519,032)	(41,131,993)
Class C	(2,820,253)	(6,049,558)	(4,685,281)	(9,707,690)
Advisor Class	(964,152)	(1,655,353)	(1,011,208)	(1,906,298)
Total distributions to shareholders	(21,101,439)	(43,968,980)	(25,215,521)	(52,745,981)
Capital share transactions: (Note 2)
Class A	3,420,334	628,035	(9,540,995)	(12,695,729)
Class C	(868,918)	(6,777,695)	3,202,801	2,686,286
Advisor Class	510,506	14,638,411	1,781,009	5,814,748
Total capital share transactions	3,061,922	8,488,751	(4,557,185)	(4,194,695)
Net increase (decrease) in net assets	(23,428,368)	40,706,662	(41,880,145)	38,644,979
Net assets:
Beginning of period	1,187,689,356	1,146,982,694	1,330,971,514	1,292,326,535
End of period	$1,164,260,988	$1,187,689,356	$1,289,091,369	$1,330,971,514
Undistributed net investment income included
in net assets:
End of period	$1,536,174	$1,908,336	$2,165,689	$2,329,087

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value.

In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2015, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At August 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	3,662,096	$40,569,488	2,298,531	$27,477,423
Shares issued in reinvestment of distributions	1,138,651	12,569,812	782,520	9,329,395
Shares redeemed	(5,411,256)	(59,800,438)	(3,177,271)	(37,932,371)
Net increase (decrease)	(610,509)	$(6,661,138)	(96,220)	$(1,125,553)
Year ended February 28, 2015
Shares sold	8,091,589	$89,644,322	5,055,489	$60,455,152
Shares issued in reinvestment of distributions	2,302,565	25,509,308	1,575,572	18,846,700
Shares redeemed	(11,619,616)	(128,390,325)	(5,985,207)	(71,269,965)
Net increase (decrease)	(1,225,462)	$(13,236,695)	645,854	$8,031,887

Class C Shares:
Six Months ended August 31, 2015
Shares sold	1,003,842	$11,277,850	739,447	$8,927,732
Shares issued in reinvestment of distributions	134,866	1,510,829	133,217	1,605,398
Shares redeemed	(936,296)	(10,491,744)	(737,471)	(8,902,947)
Net increase (decrease)	202,412	$2,296,935	135,193	$1,630,183
Year ended February 28, 2015
Shares sold	1,734,224	$19,509,356	1,118,322	$13,544,682
Shares issued in reinvestment of distributions	261,827	2,943,169	276,742	3,344,350
Shares redeemed	(1,688,238)	(18,912,327)	(1,602,405)	(19,297,976)
Net increase (decrease)	307,813	$3,540,198	(207,341)	$(2,408,944)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	1,028,614	$11,405,074	663,949	$7,932,914
Shares issued in reinvestment of distributions	58,110	642,679	64,050	763,333
Shares redeemed	(825,281)	(9,147,131)	(479,940)	(5,734,805)
Net increase (decrease)	261,443	$2,900,622	248,059	$2,961,442
Year ended February 28, 2015
Shares sold	2,241,590	$24,824,282	1,285,383	$15,345,255
Shares issued in reinvestment of distributions	90,161	1,002,869	109,157	1,307,179
Shares redeemed	(760,300)	(8,401,366)	(635,613)	(7,580,306)
Net increase (decrease)	1,571,451	$17,425,785	758,927	$9,072,128

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	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	785,198	$8,401,581	2,224,245	$26,347,895
Shares issued in reinvestment of distributions	373,246	3,974,003	1,119,682	13,210,562
Shares redeemed	(2,425,212)	(25,885,988)	(5,273,014)	(62,220,228)
Net increase (decrease)	(1,266,768)	$(13,510,404)	(1,929,087)	$(22,661,771)
Year ended February 28, 2015
Shares sold	1,799,670	$19,529,603	4,878,764	$58,100,107
Shares issued in reinvestment of distributions	805,882	8,737,689	2,462,096	29,387,344
Shares redeemed	(4,911,782)	(53,079,425)	(9,553,155)	(113,562,020)
Net increase (decrease)	(2,306,230)	$(24,812,133)	(2,212,295)	$(26,074,569)

Class C Shares:
Six Months ended August 31, 2015
Shares sold	200,334	$2,157,157	681,324	$8,177,915
Shares issued in reinvestment of distributions	82,857	888,640	150,088	1,796,306
Shares redeemed	(642,646)	(6,894,168)	(967,158)	(11,589,646)
Net increase (decrease)	(359,455)	$(3,848,371)	(135,746)	$(1,615,425)
Year ended February 28, 2015
Shares sold	649,924	$7,094,775	1,230,211	$14,893,507
Shares issued in reinvestment of distributions	174,479	1,904,915	333,510	4,035,274
Shares redeemed	(1,155,651)	(12,581,558)	(1,877,026)	(22,613,869)
Net increase (decrease)	(331,248)	$(3,581,868)	(313,305)	$(3,685,088)

Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	199,554	$2,138,784	502,476	$5,953,829
Shares issued in reinvestment of distributions	22,408	238,350	49,056	580,253
Shares redeemed	(159,721)	(1,694,276)	(321,519)	(3,795,784)
Net increase (decrease)	62,241	$682,858	230,013	$2,738,298
Year ended February 28, 2015
Shares sold	776,936	$8,400,637	1,049,529	$12,546,641
Shares issued in reinvestment of distributions	36,744	398,527	90,312	1,081,863
Shares redeemed	(428,706)	(4,638,517)	(423,913)	(5,074,781)
Net increase (decrease)	384,974	$4,160,647	715,928	$8,553,723

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	3,005,148	$37,796,806	4,583,322	$58,587,484
Shares issued in reinvestment of distributions	812,116	10,207,962	1,417,703	18,098,843
Shares redeemed	(3,380,665)	(42,483,746)	(5,604,293)	(71,505,176)
Net increase (decrease)	436,599	$5,521,022	396,732	$5,181,151
Year ended February 28, 2015
Shares sold	5,516,924	$69,579,238	7,678,253	$97,750,085
Shares issued in reinvestment of distributions	1,638,172	20,666,902	2,995,462	38,137,899
Shares redeemed	(8,337,004)	(105,031,081)	(12,838,419)	(162,999,354)
Net increase (decrease)	(1,181,908)	$(14,784,941)	(2,164,704)	$(27,111,370)
Class C Shares:
Six Months ended August 31, 2015
Shares sold	1,334,267	$16,944,365	1,519,101	$19,652,648
Shares issued in reinvestment of distributions	192,570	2,445,146	321,833	4,158,469
Shares redeemed	(1,429,659)	(18,165,843)	(1,591,319)	(20,571,834)
Net increase (decrease)	97,178	$1,223,668	249,615	$3,239,283
Year ended February 28, 2015
Shares sold	2,188,514	$27,915,032	2,591,283	$33,380,723
Shares issued in reinvestment of distributions	380,181	4,843,817	678,280	8,739,114
Shares redeemed	(2,501,593)	(31,747,198)	(3,349,012)	(42,937,103)
Net increase (decrease)	67,102	$1,011,651	(79,449)	$(817,266)
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	954,978	$12,025,290	919,850	$11,770,698
Shares issued in reinvestment of distributions	155,482	1,955,731	85,817	1,096,300
Shares redeemed	(562,030)	(7,074,267)	(687,139)	(8,813,021)
Net increase (decrease)	548,430	$6,906,754	318,528	$4,053,977
Year ended February 28, 2015
Shares sold	2,931,606	$36,991,465	3,385,097	$43,155,297
Shares issued in reinvestment of distributions	268,356	3,390,516	117,382	1,499,765
Shares redeemed	(1,440,496)	(18,069,424)	(808,614)	(10,260,398)
Net increase (decrease)	1,759,466	$22,312,557	2,693,865	$34,394,664

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	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2015
Shares sold	4,353,623	$51,615,815	4,524,803	$46,878,652
Shares issued in reinvestment of distributions	1,279,848	15,139,042	1,642,291	16,953,769
Shares redeemed	(5,353,614)	(63,334,523)	(7,097,072)	(73,373,416)
Net increase (decrease)	279,857	$3,420,334	(929,978)	$(9,540,995)
Year ended February 28, 2015
Shares sold	8,995,802	$106,846,373	9,119,471	$94,726,069
Shares issued in reinvestment of distributions	2,648,615	31,521,515	3,412,193	35,455,841
Shares redeemed	(11,614,822)	(137,739,853)	(13,788,324)	(142,877,639)
Net increase (decrease)	29,595	$628,035	(1,256,660)	$(12,695,729)
Class C Shares:
Six Months ended August 31, 2015
Shares sold	960,719	$11,527,514	1,690,235	$17,715,357
Shares issued in reinvestment of distributions	215,808	2,589,059	386,207	4,032,206
Shares redeemed	(1,248,924)	(14,985,491)	(1,774,962)	(18,544,762)
Net increase (decrease)	(72,397)	$(868,918)	301,480	$3,202,801
Year ended February 28, 2015
Shares sold	1,668,194	$20,111,378	2,822,164	$29,642,869
Shares issued in reinvestment of distributions	455,230	5,491,122	787,484	8,274,533
Shares redeemed	(2,697,572)	(32,380,195)	(3,366,320)	(35,231,116)
Net increase (decrease)	(574,148)	$(6,777,695)	243,328	$2,686,286
Advisor Class Shares:
Six Months ended August 31, 2015
Shares sold	786,144	$9,332,119	564,575	$5,855,066
Shares issued in reinvestment of distributions	71,135	842,042	79,514	821,388
Shares redeemed	(819,919)	(9,663,655)	(473,071)	(4,895,445)
Net increase (decrease)	37,360	$510,506	171,018	$1,781,009
Year ended February 28, 2015
Shares sold	1,878,583	$22,307,616	1,559,690	$16,238,338
Shares issued in reinvestment of distributions	115,392	1,376,132	149,409	1,555,068
Shares redeemed	(762,316)	(9,045,337)	(1,153,572)	(11,978,658)
Net increase (decrease)	1,231,659	$14,638,411	555,527	$5,814,748

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$104,711	$83,246	$20,695	$63,062
CDSC retained	$7,449	$4,452	$3,429	$4,907

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$81,939	$145,413	$153,058	$156,828
CDSC retained	$9,365	$18,873	$6,591	$10,311

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Transfer agent fees	$57,498	$48,619	$30,338	$122,322

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Transfer agent fees	$97,191	$131,623	$80,972	$135,247

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2015, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2018	$—	$2,700,288	$—	$—
2019	—	1,448,482	—	—
Capital loss carryforwards not subject to expiration:
Short term	10,123,321	12,143,696	7,078,540	10,458,135
Long term	11,321,369	4,538,162	11,522,975	3,667,017
Total capital loss carryforwards	$21,444,690	$20,830,628	$18,601,515	$14,125,152

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$—	$—	$422,791	$—
2017	1,004,796	264,319	—	—
2018	286,131	—	—	3,499,532
Capital loss carryforwards not subject to expiration:
Short term	7,297,591	16,616,963	11,976,027	9,574,305
Long term	2,657,929	17,284,672	22,957,474	23,750,715
Total capital loss carryforwards	$11,246,447	$34,165,954	$35,356,292	$36,824,552

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$898,286,836	$643,125,370	$344,709,490	$1,021,955,009

Unrealized appreciation	$62,019,508	$49,045,125	$17,888,313	$52,131,742
Unrealized depreciation	(14,732,629)	(25,450,759)	(12,157,174)	(46,141,273)
Net unrealized appreciation (depreciation)	$47,286,879	$23,594,366	$5,731,139	$5,990,469

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$985,446,951	$1,420,599,419	$1,077,361,512	$1,187,539,055

Unrealized appreciation	$62,825,442	$89,408,683	$79,887,007	$89,531,284
Unrealized depreciation	(2,247,001)	(8,222,389)	(24,827,512)	(47,204,874)
Net unrealized appreciation (depreciation)	$60,578,441	$81,186,294	$55,059,495	$42,326,410

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2015, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$66,055,113	$32,127,390	$21,708,150	$92,409,856
Sales	$40,308,636	$13,115,040	$25,008,360	$61,660,000

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$46,457,349	$43,182,146	$76,243,199	$41,363,557
Sales	$12,110,434	$40,941,083	$110,022,989	$81,872,098

6. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2015, the Funds did not use the Global Credit Facility.

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8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority/Agency
AMBAC	American Municipal Bond Assurance Corp.	IDAR	Industrial Development Authority Revenue
BAM	Build America Mutual Assurance Co.	IDR	Industrial Development Revenue
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CDA	Community Development Authority/Agency	MAC	Municipal Assurance Corp.
CIFG	CDC IXIS Financial Guaranty	MBS	Mortgage-Backed Security
COP	Certificate of Participation	MFHR	Multi-Family Housing Revenue
EDA	Economic Development Authority	MFR	Multi-Family Revenue
EDR	Economic Development Revenue	NATL	National Public Financial Guarantee Corp.
ETM	Escrow to Maturity	PBA	Public Building Authority
FHA	Federal Housing Authority/Agency	PCC	Pollution Control Corp.
FICO	Financing Corp.	PCR	Pollution Control Revenue
GNMA	Government National Mortgage Association	PFAR	Public Financing Authority Revenue
GO	General Obligation	RDA	Redevelopment Agency/Authority
HDA	Housing Development Authority/Agency	RDAR	Redevelopment Agency Revenue
HFA	Housing Finance Authority/Agency	SFM	Single Family Mortgage
HFAR	Housing Finance Authority Revenue	SFMR	Single Family Mortgage Revenue
ID	Improvement District	USD	Unified/Union School District
		XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 26, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

  Chief Accounting Officer

Date October 26, 2015